GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 96.5%
Alabama - 1.8%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A2/A-)
$ 5,000,000 4.000%
09/15/2033
$ 5,012,465
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
22,955,000 4.000
(a)(b)
12/01/2049
23,010,140
County of Jefferson AL Sewer Revenue (NR/BBB)
14,875,000 7.900
10/01/2050
15,618,879
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,647,603
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,652,338
1,500,000 5.000
11/15/2035
1,668,629
1,000,000 5.000
11/15/2036
1,103,312
325,000 5.000
11/15/2037
355,087
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
4,920,000 5.750
10/01/2049
4,998,760
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2025
1,023,390
Independent Development Board City of Prattville International
Paper Company Project Environmental Improvement Revenue
Refunding Bonds Series 2019B (Baa2/BBB)
225,000 2.000
(a)(b)
11/01/2033
221,113
Industrial Development Board City of Prattville International Paper
Company Project Recovery Zone Facility Revenue Refunding
Bonds Series 2019C (Baa2/BBB)
225,000 2.000
(a)(b)
11/01/2033
221,113
Industrial Development Board City of Selma International Paper
Company Project Gulf Opportunity Zone Revenue Refunding
Bonds Series 2019A (Baa2/BBB)
1,750,000 2.000
(a)(b)
11/01/2033
1,719,771
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A
(AGM) (A1/AA)
740,000 5.000
10/01/2044
750,536
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C
(AGM) (A1/AA)
4,645,000 6.750
10/01/2046
4,877,412
Jefferson County Senior Lien Sewer Revenue Current Interest
Warrants Series 2013-A (AGM) (A1/AA)
9,600,000 5.500
10/01/2053
9,793,462
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013
D (NR/BBB)
13,500,000 6.000
10/01/2042
14,164,748
17,015,000 6.500
10/01/2053
17,871,991
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
200,000 3.875
11/01/2027
188,046
500,000 4.250
11/01/2032
447,328
Southeast Alabama Gas Supply District Gas Supply RB Series
2018A (A1/NR)
5,500,000 4.000
(a)(b)
06/01/2049
5,502,657
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,515,160
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Board of Trustees of The University of Alabama General RB,
The University of Alabama, Series 2014-B (Aa2/AA)
$ 6,500,000 4.000%
(c)
07/01/2024
$ 6,533,781
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A-)
8,540,000 3.650
06/01/2028
8,554,266
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A-)
3,470,000 3.780
(a)(b)
06/01/2034
3,502,191
The Southeast Alabama Gas Supply District RB for Project No. 2
Series 2018 A (A1/NR)
2,820,000 4.000
06/01/2024
2,821,698
The Southeast Alabama Gas Supply District RB for Project No. 2
Series 2018 B (A1/NR)
(1M USD LIBOR + 0.85%)
10,000,000 4.506
(a)(d)
06/01/2049
9,984,036
152,759,912
Alaska - 0.0%
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
1,750,000 5.000
06/01/2031
1,957,547
a a
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 B (Ba3/NR)
1,125,000 2.470
(e)
09/01/2024
1,100,815
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,500,000 3.720
(e)
09/01/2027
1,379,055
2,479,870
Arizona - 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
31,080,000 4.970
(d)
01/01/2037
28,592,192
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
515,000 4.500
(e)
07/01/2033
509,902
250,000 5.250
(e)
07/01/2043
246,996
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000 6.500
(e)
11/01/2053
7,783,626
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
368,116
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000 5.000
11/01/2044
1,456,360
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CCC-)
570,000 5.000
01/01/2043
378,556
3,250,000 4.500
01/01/2049
1,862,106
2,095,000 5.000
01/01/2054
1,275,980

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/CCC-)
$ 1,565,000 5.000%
01/01/2037
$ 955,866
1,105,000 5.000
01/01/2038
659,955
300,000 5.000
01/01/2043
164,246
2,125,000 5.000
01/01/2049
1,110,406
600,000 5.125
01/01/2054
302,226
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000 4.000
07/01/2041
596,747
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
842,183
1,065,000 4.000
07/01/2051
946,757
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Caa3/NR)
365,000 5.000 *
05/01/2024
219,000
300,000 5.000 *
05/01/2029
165,000
650,000 5.000 *
05/01/2031
357,500
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
480,000 3.000
(e)
12/15/2031
421,406
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (A2/A)
3,350,000 3.800
(a)(b)
12/01/2035
3,420,408
City of Chandler IDA Industrial Development RB Series 2019
(A2/A)
2,000,000 5.000
(a)(b)
06/01/2049
2,003,886
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (A1/AA+)
2,505,000 5.000
07/01/2029
2,719,101
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
1,400,000 4.000
07/01/2035
1,516,726
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,375,000 3.000
07/01/2049
1,082,352
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,290,000 3.250
07/01/2049
1,822,122
City of Phoenix Civic Improvement Corporation RB for Rental Car
Facility Charge Series 2019 A (A3/A)
2,225,000 5.000
07/01/2045
2,339,874
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000 5.000
07/01/2030
7,395,329
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A)
2,225,000 4.125
(a)(b)
09/01/2032
2,244,766
County of Maricopa IDA Education RB Series 2021A (NR/BB+)
550,000 3.000
(e)
07/01/2031
498,661
1,050,000 4.000
(e)
07/01/2041
898,812
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BB+)
900,000 2.100
(e)
07/01/2026
853,468
3,225,000 2.625
(e)
07/01/2031
2,824,559
3,225,000 3.500
(e)
07/01/2044
2,456,882
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
$ 2,500,000 6.750%
(e)
11/15/2042
$ 2,568,457
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022B-3 (NR/NR)
4,500,000 5.125
(e)
11/15/2029
4,507,064
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,360,000 4.000
07/01/2037
4,353,716
Equitable National Charter School Revolving Loan Fund RB for
Arizona IDA Series 2019A (NR/A)
1,055,000 5.000
11/01/2024
1,069,419
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
395,000 3.500
07/01/2029
366,252
376,000 4.100
07/01/2034
348,335
1,096,000 4.750
07/01/2043
983,191
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
535,000 4.000
05/15/2031
487,202
900,000 5.000
05/15/2041
813,567
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
5,140,000 5.000
11/15/2042
5,184,142
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
343,229
295,000 4.000
02/15/2046
252,147
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
300,000 4.000
(e)
07/01/2030
288,850
600,000 5.000
(e)
07/01/2040
576,541
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
950,000 4.000
(e)
07/01/2051
714,272
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
200,000 5.000
(e)
10/01/2026
200,827
400,000 5.125
(e)
10/01/2030
411,329
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
200,000 4.000
07/01/2025
200,547
200,000 4.000
07/01/2026
202,725
200,000 4.000
07/01/2027
204,394
325,000 4.000
07/01/2028
334,514
250,000 4.000
07/01/2029
258,713
500,000 4.000
07/01/2034
511,381
700,000 5.000
07/01/2039
735,008
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
375,000 4.750
(e)
05/01/2030
368,548
225,000 5.500
(e)
05/01/2040
217,918

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
$ 9,235,000 5.000%
12/01/2037
$ 10,288,399
118,082,759
Arkansas - 0.3%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000 5.450
09/01/2052
1,999,840
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,790,000 5.000
12/01/2047
6,071,406
4,630,000 3.200
12/01/2049
3,476,370
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000 3.000
07/01/2032
276,935
310,000 3.125
07/01/2036
256,663
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
4,700,000 3.500
07/01/2038
3,756,969
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
1,030,000 5.000
06/01/2024
1,034,144
1,380,000 5.000
06/01/2025
1,402,003
1,770,000 5.000
06/01/2026
1,825,447
1,590,000 5.000
06/01/2027
1,666,256
Pulaski County Little Rock School District Construction GO Bonds
Series 2017 (ST AID WITHHLDG) (Aa2/NR)
5,185,000 3.000
02/01/2024
5,183,612
26,949,645
California - 8.4%
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(f)
08/01/2037
637,247
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000 4.000
09/01/2024
671,118
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000 5.000
05/01/2040
1,057,489
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000 4.170
(a)(d)
04/01/2056
12,437,835
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 4.280
(a)(d)
04/01/2056
8,212,016
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
210,000 4.000
09/01/2024
210,446
220,000 4.000
09/01/2025
221,725
275,000 4.000
09/01/2031
278,776
290,000 4.000
09/01/2032
293,968
300,000 5.000
09/01/2033
314,103
215,000 5.000
09/01/2034
224,974
330,000 5.000
09/01/2035
344,875
345,000 3.000
09/01/2036
321,017
360,000 3.000
09/01/2037
328,683
370,000 3.000
09/01/2038
328,466
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR) – (continued)
$ 380,000 3.000%
09/01/2039
$ 332,930
1,160,000 5.000
09/01/2044
1,195,422
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,647,190
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,240,669
California County Tobacco Securitization Agency RB Refunding
for Gold Country Settlement Funding Corp. Series 2020 B-1
(NR/BBB+)
70,000 4.000
06/01/2049
69,854
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
270,000 5.000
06/01/2050
272,185
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
910,430
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
730,000 5.000
06/01/2049
753,195
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
2,375,000 0.000
(f)
06/01/2055
480,851
California County Tobacco Securitization Agency RB Refunding
Series 2020 A (NR/BBB+)
825,000 4.000
06/01/2049
779,140
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
745,000 5.000
06/01/2049
767,189
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
12,130,000 0.000
(f)
06/01/2055
2,186,338
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
45,220,000 0.000
(f)
06/01/2055
5,706,759
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
6,417,117
California Educational Facilities Authority RB for Stanford
University Series 2014 U-6 (Aaa/AAA)
3,500,000 5.000
05/01/2045
4,369,545
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
597,901
600,000 5.000
08/01/2045
615,905
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Baa2/BBB)
5,800,000 5.000
08/15/2047
5,907,208

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for El Camino
Hospital Series 2017 (Aa3/AA)
$ 500,000 5.000%
02/01/2042
$ 518,373
California Health Facilities Financing Authority RB for Lucile
Salter Packard Childrens Hospital at Stanford 2016 Series B
(A1/A+)
10,000,000 5.000
08/15/2055
10,229,597
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
408,597
350,000 5.000
11/15/2029
380,320
565,000 5.000
11/15/2030
613,041
1,010,000 5.000
11/15/2042
1,066,313
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
7,970,000 5.000
10/01/2044
8,028,041
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children'S Hospital At Stanford 2022
Series A Forward Delivery (A1/A+)
2,250,000 4.000
05/15/2051
2,230,078
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A (Aaa/NR)
19,400,000 3.650
(a)(b)(e)
01/01/2050
19,378,740
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000 1.200
(a)(b)
12/01/2050
3,998,727
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
1,095,000 4.000
05/01/2039
1,119,090
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
3,790,000 4.000
05/01/2039
3,873,381
1,755,000 4.000
05/01/2040
1,780,706
2,140,000 4.000
05/01/2041
2,167,984
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa1/NR)
240,000 5.000
10/01/2033
256,249
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
1,300,000 5.000
02/01/2034
1,359,915
1,150,000 5.000
02/01/2035
1,201,336
325,000 5.000
02/01/2042
333,335
1,575,000 5.000
02/01/2047
1,604,727
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
630,000 4.000
07/01/2031
630,989
1,830,000 4.000
07/01/2041
1,670,717
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
175,000 5.000
10/01/2025
179,511
350,000 5.000
10/01/2027
371,808
225,000 5.000
10/01/2029
242,352
125,000 5.000
10/01/2030
134,357
225,000 5.000
10/01/2031
241,287
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
430,000 5.000
(e)
10/01/2034
437,103
1,125,000 5.000
(e)
10/01/2039
1,105,668
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding
for Claremont Graduate University Series 2020 B
(NR/NR) – (continued)
$ 1,035,000 5.000%
(e)
10/01/2049
$ 973,587
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000 5.000
07/01/2047
4,283,099
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
800,000 5.000
12/31/2024
808,524
2,570,000 5.000
12/31/2026
2,669,174
2,005,000 5.000
06/30/2027
2,097,082
3,005,000 5.000
12/31/2027
3,166,021
12,225,000 5.000
12/31/2043
12,546,317
3,500,000 4.000
12/31/2047
3,230,446
California Municipal Finance Authority Senior Living RB for Mt.
San Antonio Gardends Project Series 2022B-1 (NR/NR)
425,000 2.750
11/15/2027
420,680
California Municipal Finance Authority Senior Living RB for Mt.
San Antonio Gardends Project Series 2022B-2 (NR/NR)
720,000 2.125
11/15/2026
715,723
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
3,000,000 4.000
07/15/2029
2,948,813
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000 5.000
06/01/2035
407,053
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A)
1,625,000 3.700
(a)(b)
08/01/2040
1,652,436
California Pollution Control Financing Authority RB Refunding for
Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000 3.000
11/01/2025
4,100,122
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
9,461,667 7.500
(e)
*
12/01/2040
709,625
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,209,209
California Pollution Control Financing Authority VRD Solid Waste
RB Series 2001A (NR/A-/A-2)
1,250,000 2.500
(a)(b)
07/01/2031
1,243,662
California Pollution Control Financing Authority VRD Solid Waste
RB Series 2003A (NR/A-/A-2)
3,500,000 2.500
(a)(b)
11/01/2038
3,482,254
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
19,840,000 5.000
(e)
07/01/2037
19,854,241
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,725,000 5.000
(e)
07/01/2034
2,942,980
420,000 5.000
(e)
07/01/2035
450,164
2,605,000 5.000
(e)
07/01/2036
2,775,190

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
$ 1,440,000 5.000%
(e)
11/21/2045
$ 1,440,129
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
445,000 5.000
(e)
07/01/2024
448,199
1,330,000 5.000
(e)
07/01/2029
1,389,450
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(e)
06/15/2040
1,019,386
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
760,000 6.250
(e)
04/01/2052
762,632
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,000,000 5.000
(e)
10/01/2042
1,028,150
California School Finance Authority Charter School RB for
Classical Academies Vista Project Serires 2021 (NR/BBB-)
450,000 4.000
(e)
10/01/2046
395,202
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(e)
07/01/2052
951,343
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,000,000 6.250
(e)
06/01/2042
1,035,104
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(e)
06/01/2033
547,944
California School Finance Authority Charter School Refunding RB
Partnerships To Uplift Communities Project Series 2023 Social
Bonds (NR/BB+)
715,000 5.000
(e)
08/01/2033
732,343
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
170,000 3.000
(e)
10/01/2030
160,879
500,000 5.000
(e)
10/01/2040
511,014
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
290,000 2.000
(e)
10/01/2025
279,409
435,000 3.000
(e)
10/01/2031
407,461
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(e)
07/01/2030
1,253,660
1,250,000 5.000
(e)
07/01/2040
1,240,882
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(e)
06/01/2041
413,145
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
400,000 4.875
(e)
06/01/2027
381,990
California School Finance Authority RB Refunding Series 2016
(NR/BBB)
3,925,000 5.000
(e)
08/01/2046
3,950,688
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
$ 930,000 5.000%
(e)
07/01/2033
$ 987,388
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,307,650
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
125,000 5.000
09/01/2030
128,461
130,000 5.000
09/01/2037
132,812
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000 7.250
(e)
09/01/2050
1,364,175
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
625,000 4.000
09/01/2041
613,519
530,000 4.000
09/01/2051
491,802
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
952,352
595,000 5.000
09/02/2039
631,120
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/NR)
2,630,000 5.000
09/02/2033
2,827,710
2,370,000 5.000
09/02/2038
2,499,661
350,000 5.000
09/02/2043
364,143
2,825,000 5.000
09/02/2048
2,914,210
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
3,313,000 5.000
09/02/2029
3,505,901
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/NR)
670,000 4.000
09/02/2024
670,777
1,500,000 5.000
09/02/2034
1,615,717
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
3,150,000 4.500
11/01/2033
3,431,504
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
550,000 3.000
(e)
06/01/2029
507,257
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000 5.250
12/01/2044
2,982,408
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
317,989
315,000 5.000
08/01/2030
333,782
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
300,000 5.000
(e)
07/01/2024
301,059

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
RB for NCCD-Hooper Street LLC Project Series 2019
(NR/B) – (continued)
$ 900,000 5.000%
(e)
07/01/2029
$ 920,151
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
150,000 5.000
04/01/2030
156,806
70,000 5.000
04/01/2031
73,149
385,000 4.000
04/01/2032
390,570
455,000 4.000
04/01/2034
461,036
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,946,722
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
10,135,000 5.500
12/01/2054
10,112,960
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 B (NR/BB)
7,000,000 6.000
12/01/2024
6,969,088
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB)
1,725,000 5.000
(e)
12/01/2031
1,774,246
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,455,000 4.000
09/02/2028
1,462,632
1,250,000 5.000
09/02/2040
1,291,537
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
355,000 4.000
09/02/2024
355,389
1,015,000 4.000
09/02/2029
1,039,375
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
469,821
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
8,925,000 5.000
05/15/2042
9,033,491
6,550,000 5.000
05/15/2047
6,614,291
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,175,000 5.000
05/15/2040
1,188,307
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
3,990,000 1.750
09/01/2029
3,527,542
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(f)
06/01/2046
3,669,324
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
1,021,837
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
$ 250,000 4.000%
09/01/2028
$ 254,726
165,000 3.000
09/01/2037
144,823
170,000 3.000
09/01/2038
144,679
175,000 3.000
09/01/2039
146,164
180,000 3.000
09/01/2040
147,154
620,000 3.125
09/01/2044
492,154
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(f)
06/01/2034
2,538,034
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
565,672
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
875,000 4.000
09/01/2041
836,712
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
100,000 4.000
(e)
09/01/2026
100,406
150,000 4.000
(e)
09/01/2031
152,074
700,000 4.000
(e)
09/01/2036
695,707
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
573,736
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
763,595
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,147,520
1,275,000 4.000
09/01/2032
1,303,655
485,000 4.000
09/01/2040
473,560
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,117,625
2,000,000 5.375
09/01/2047
2,103,783
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
225,000 4.000
09/01/2025
226,584
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
940,000 5.000
(e)
09/01/2035
996,418
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
3,000,000 5.000
05/15/2026
3,134,766
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000 4.000
05/15/2049
3,902,052
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,061,326
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
750,000 5.000
05/15/2025
767,637
5,000,000 5.000
05/15/2035
5,753,901
2,350,000 5.000
05/15/2036
2,684,284
1,250,000 5.000
05/15/2037
1,414,299

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-) – (continued)
$ 1,255,000 5.000%
05/15/2038
$ 1,400,945
3,000,000 5.250
05/15/2048
3,296,524
City of Los Angeles Department of Airports International Airport
Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000 5.000
05/15/2026
1,560,755
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
9,155,000 4.000
05/15/2038
9,304,219
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
625,000 4.125
09/02/2038
641,248
725,000 5.000
09/02/2043
783,240
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
250,000 4.000
09/01/2026
252,278
150,000 3.000
09/01/2038
123,609
160,000 3.000
09/01/2039
129,188
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,140,000 5.000
04/01/2024
973,753
1,325,000 5.000
04/01/2027
868,433
1,000,000 5.000
04/01/2029
611,819
1,250,000 5.000
04/01/2030
764,713
1,500,000 5.000
04/01/2031
917,913
City of Palm Desert Community Facilities District No. 2005-1
Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000 4.000
09/01/2030
167,782
190,000 4.000
09/01/2033
192,639
225,000 4.000
09/01/2036
225,551
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
570,000 4.000
09/02/2026
574,059
800,000 4.000
09/02/2031
813,430
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,280,000 4.000
09/01/2029
1,298,617
500,000 4.000
09/01/2030
505,377
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
135,000 5.000
09/01/2031
139,838
245,000 5.000
09/01/2032
253,734
225,000 5.000
09/01/2033
232,975
145,000 5.000
09/01/2034
150,074
150,000 5.000
09/01/2035
155,079
680,000 5.000
09/01/2036
701,828
270,000 5.000
09/01/2037
278,086
245,000 5.000
09/01/2038
251,786
485,000 5.000
09/01/2039
498,139
City of Roseville CA ST Series 2019 (NR/NR)
80,000 4.000
09/01/2024
80,113
150,000 4.000
09/01/2025
150,815
275,000 5.000
09/01/2026
286,405
210,000 5.000
09/01/2027
222,241
160,000 5.000
09/01/2028
171,074
170,000 5.000
09/01/2029
181,600
110,000 5.000
09/01/2030
117,333
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
$ 575,000 5.000%
09/01/2038
$ 596,213
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
325,000 3.000
09/01/2029
314,202
815,000 5.000
09/01/2034
867,065
445,000 5.000
09/01/2039
464,852
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
70,000 4.000
09/01/2024
70,058
95,000 4.000
09/01/2026
96,130
65,000 5.000
09/01/2030
70,152
190,000 4.000
09/01/2032
193,368
225,000 4.000
09/01/2034
228,596
265,000 4.000
09/01/2036
266,809
305,000 4.000
09/01/2038
297,038
330,000 4.000
09/01/2040
311,607
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
511,634
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
440,000 4.000
(e)
09/01/2028
449,450
City of San Francisco Airport Commission International Airport
RB Series 2022A (A1/NR)
2,525,000 5.000
05/01/2052
2,666,394
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000 5.000
05/01/2038
13,743,255
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
4,650,000 5.000
05/01/2048
4,913,254
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
26,310,000 5.000
05/01/2049
27,231,718
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
600,000 5.000
09/01/2035
646,556
1,000,000 5.000
09/01/2040
1,052,071
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
320,000 2.000
09/01/2024
313,930
330,000 2.250
09/01/2026
313,490
350,000 2.375
09/01/2028
326,575
380,000 2.750
09/01/2031
353,507
405,000 3.000
09/01/2033
378,620
415,000 3.000
09/01/2034
388,029
270,000 3.000
09/01/2035
249,740
900,000 3.125
09/01/2037
807,196
740,000 3.125
09/01/2039
636,195
810,000 3.250
09/01/2041
685,183
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
87,864
700,000 3.250
09/01/2041
604,714

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Upland Community Facilities District No. 2015-
1 Special Tax Improvement Area No.1 Series 2019 B
(NR/NR) – (continued)
$ 585,000 3.500%
09/01/2049
$ 488,608
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
267,817
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
850,000 5.000
09/01/2042
889,825
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000 5.000
09/01/2034
474,306
725,000 5.000
09/01/2039
755,587
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
2,250,000 5.000
09/01/2047
2,331,513
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,745,000 5.000
07/01/2039
1,828,734
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,353,931
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
1,000,000 5.000
09/01/2027
1,037,794
6,680,000 5.000
09/01/2047
6,841,083
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
395,000 3.125
09/01/2044
311,448
1,630,000 3.125
09/01/2049
1,215,832
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
3,255,000 4.000
01/15/2046
3,211,329
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
374,048
500,000 4.000
09/01/2050
437,694
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
1,300,000 3.950
01/15/2053
1,224,040
Golden St Tobacco Securitization Corp Calif Tob Settlement
Revenue Enhanced Tobacco Settlement Asset Backed Bonds
2015A (AGM-CR ST APPROP) (Aa3/AA)
1,150,000 5.000
(c)
06/01/2025
1,187,712
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
14,115,000 3.850
06/01/2050
13,056,190
Golden State Tobacco Securitization Corp. California Tobacco
Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000 5.000
(c)
06/01/2028
22,227,492
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
10,000,000 5.000
(c)
06/01/2025
10,327,933
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
$ 8,000,000 4.000%
08/01/2042
$ 8,057,777
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
2,370,000 5.000
09/01/2048
2,423,602
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AGM) (NR/AA)
665,000 4.000
(e)
06/01/2036
700,758
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
870,000 3.678
06/01/2038
820,654
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,354,106
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
180,000 4.000
09/01/2025
181,383
175,000 4.000
09/01/2026
177,527
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/AA)
350,000 5.000
09/01/2030
387,889
355,000 5.000
09/01/2032
392,544
360,000 5.000
09/01/2034
397,293
455,000 5.000
09/01/2036
497,772
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
804,633
2,500,000 5.000
09/01/2048
2,573,577
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
3,006,543
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000 3.000
08/01/2046
2,786,269
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
2,335,000 5.000
05/15/2034
2,503,340
Los Angeles Department of Airports Subordinated RB Series 2018
A (Aa3/AA-)
4,000,000 5.250
05/15/2048
4,177,914
Los Angeles Department of Airports Subordinated RB Series 2018
C (Aa3/AA-)
1,000,000 5.000
05/15/2035
1,059,342
Los Angeles Unified School District 2014 GO Refunding Bonds
Series C (Aa3/AA-)
4,520,000 5.000
07/01/2027
4,554,636
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(f)
08/01/2037
1,257,591
4,500,000 0.000
(f)
08/01/2038
2,681,578
4,500,000 0.000
(f)
08/01/2039
2,540,688
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(f)
08/01/2026
1,117,490

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
$ 2,510,000 0.000%
(f)
08/01/2035
$ 1,718,272
Mountain View Whisman School District
2,000,000 4.000
(c)
09/01/2026
2,090,599
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,252,632
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,875,000 6.125
11/01/2029
3,118,439
2,000,000 6.500
11/01/2039
2,574,436
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.750
08/01/2035
5,220,950
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
3,380,000 4.510
(d)
07/01/2027
3,336,912
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(f)
08/01/2031
1,698,692
4,150,000 0.000
(f)
08/01/2032
3,167,156
3,550,000 0.000
(f)
08/01/2033
2,614,059
6,450,000 7.000
08/01/2038
7,563,087
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
320,000 4.000
09/01/2024
320,389
1,490,000 4.000
09/01/2026
1,509,242
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
3,277,712
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
2,029,299
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000 4.000
09/01/2041
821,288
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
195,000 4.000
09/01/2027
198,010
205,000 4.000
09/01/2028
209,318
210,000 4.000
09/01/2029
214,670
220,000 4.000
09/01/2030
224,884
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
750,000 5.000
09/01/2025
767,510
1,075,000 5.000
09/01/2026
1,119,581
1,000,000 5.000
09/01/2027
1,056,521
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
106,523
185,000 5.000
09/01/2032
197,110
165,000 5.000
09/01/2033
175,573
175,000 4.000
09/01/2034
178,494
150,000 4.000
09/01/2035
152,312
125,000 3.000
09/01/2036
113,015
470,000 5.000
09/01/2039
493,632
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5
Special Tax for Fiddyment Ranch Project Series 2019
(NR/NR) – (continued)
$ 250,000 3.250%
09/01/2041
$ 210,956
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
690,042
725,000 4.000
09/01/2041
701,965
1,000,000 4.000
09/01/2050
901,726
Sacramento City Unified School District GO RB Refunding Series
2015 (AGM) (NR/AA)
1,000,000 5.000
07/01/2029
1,009,234
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
21,585,000 4.328
(d)
06/01/2034
20,151,875
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
2,850,000 4.000
07/01/2039
2,855,919
4,620,000 5.000
07/01/2046
4,869,827
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(g)
07/01/2041
4,728,924
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
5,000,000 0.000
(f)
07/01/2039
2,797,034
San Francisco City & County Airport Commission RB
Refunding for San Francisco Airport Second Series 2023 C
(AMT) (A1/NR)
12,500,000 5.750
05/01/2048
14,151,763
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2013 A
(A1/A+)
2,000,000 5.500
05/01/2028
2,003,739
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(NR/A+)
1,300,000 5.000
05/01/2027
1,373,174
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,061,364
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
526,841
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000 0.000
(f)
01/15/2026
1,606,963
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Toll Road Senior Lien Series 2014 A (NR/A)
1,000,000 5.000
(c)
01/15/2025
1,023,820
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
15,915,000 4.000
09/01/2043
16,629,210
The Regents of The University of California Medical Center Pooled
RB 2013 Series K (Aa3/AA-/A-1+)
10,655,000 3.950
(a)(b)
05/15/2047
10,655,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
$ 1,015,000 5.000%
06/01/2026
$ 1,052,021
920,000 5.000
06/01/2028
984,632
2,035,000 5.000
06/01/2029
2,206,354
2,000,000 5.000
06/01/2032
2,175,558
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,083,327
1,000,000 5.000
06/01/2036
1,070,133
1,000,000 5.000
06/01/2039
1,052,592
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BBB-)
2,440,000 5.000
06/01/2048
2,512,819
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
7,975,000 0.000
(f)
06/01/2054
1,521,851
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
475,000 2.375
09/02/2041
336,134
1,050,000 2.500
09/02/2046
704,506
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000 5.000
10/01/2025
1,264,021
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
721,043
555,000 5.000
10/01/2030
607,423
1,165,000 5.000
10/01/2031
1,274,053
880,000 5.000
10/01/2033
954,965
615,000 5.000
10/01/2035
663,015
705,000 5.000
10/01/2036
755,572
880,000 5.000
10/01/2037
936,420
1,000,000 5.000
10/01/2038
1,057,516
630,000 5.000
10/01/2039
662,775
1,100,000 5.000
10/01/2040
1,152,884
1,945,000 5.000
10/01/2049
1,993,374
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
901,677
West Contra Costa Unified School District GO Bonds
Capital Appreciation for Election of 2002 Series 2004 C
(NATL) (Baa2/AA-)
1,175,000 0.000
(f)
08/01/2025
1,123,446
735,681,340
Colorado - 4.1%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(c)
12/01/2026
349,061
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,425,000 4.700
12/01/2047
1,192,857
Belford North Metropolitan District GO Bonds Series 2020 A
(NR/NR)
2,975,000 5.500
12/01/2050
2,707,488
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
$ 1,855,000 0.000%
(e)(g)
12/01/2049
$ 1,637,560
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(c)
03/01/2028
10,536,585
Brighton Crossing Metropolitan District No. 4 Limited Tax GO
Bonds Series 2017 A (NR/NR)
525,000 5.000
12/01/2037
523,830
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
504,117
1,030,000 5.000
12/01/2040
947,495
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(e)
12/01/2040
1,077,896
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
1,000,000 5.250
12/01/2038
989,754
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
515,000 5.000
12/01/2041
457,874
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000 6.000
12/15/2029
3,978,815
10,805,000 6.000
12/15/2030
12,222,051
City and County of Denver, Colorado , For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
3,144,430
City Center West Residential Metropolitan District No. 2 GO
Bonds Senior Series 2019 A (NR/NR)
1,035,000 5.000
12/01/2049
951,795
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,562,434
City of Denver Airport System Subordinate RB Series 2018A
(AMT) (A1/A+)
5,000,000 5.000
12/01/2024
5,062,358
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,500,000 5.000
11/15/2053
5,829,194
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
4,450,000 5.000
11/15/2027
4,767,608
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
900,000 4.000
10/01/2056
717,311
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
146,806
150,000 4.000
05/01/2041
136,851
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(e)
02/01/2034
297,646

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
$ 900,000 5.000%
(e)
10/01/2029
$ 910,017
2,500,000 5.000
(e)
10/01/2039
2,384,439
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
265,000 4.000
11/01/2029
261,965
400,000 5.000
11/01/2039
400,783
Colorado Educational & Cultural Facilities Authority RB
Refunding for West Ridge Academy Charter School Project
Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000 5.000
06/01/2049
325,726
350,000 5.000
06/01/2054
350,658
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
758,069
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
790,000 5.000
11/01/2049
774,575
Colorado Health Facilities Authority (NR/A+)
1,275,000 5.000
11/01/2024
1,293,368
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
2,961,915
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,901,744
Colorado Health Facilities Authority RB
(Commonspirit Health) Series 2019A-1 (Baa1/A-)
5,000,000 5.000
08/01/2036
5,391,626
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (Baa1/A-)
3,560,000 5.000
08/01/2025
3,643,730
1,275,000 5.000
08/01/2026
1,329,691
1,575,000 5.000
08/01/2027
1,669,966
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (Baa1/A-)
325,000 5.000
08/01/2025
332,644
3,000,000 5.000
08/01/2037
3,209,916
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (Baa1/A-)
6,400,000 5.500
11/01/2047
6,997,088
8,000,000 5.250
11/01/2052
8,491,137
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
09/01/2050
1,724,015
Colorado Health Facilities Authority RB for Retirement Housing
Liberty Heights Project Series 1991-B (#Aaa/AA+)
5,705,000 0.000
(f)
07/15/2024
5,609,130
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543 5.000
(b)
07/01/2057
16,665,960
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,871,302
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(Baa1/A-)
$ 1,125,000 5.000%
08/01/2035
$ 1,221,948
3,010,000 4.000
08/01/2044
2,968,259
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(Baa1/A-)
145,000 5.000
08/01/2035
157,495
1,500,000 5.000
08/01/2038
1,593,655
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(c)
06/01/2027
1,237,743
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
1,730,000 4.000
11/01/2039
1,764,922
12,310,000 5.000
11/01/2039
12,987,078
6,105,000 5.000
11/01/2044
6,414,920
Colorado Health Facilities Authority RB Series 2019A-2 (Baa1/A-)
3,495,000 4.000
08/01/2049
3,352,151
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (Baa1/A-)
8,500,000 5.000
(a)(b)
08/01/2049
8,641,528
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A Scl Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
4,137,644
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
6,100,000 5.000
03/01/2043
6,484,698
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(c)
03/01/2028
9,047,900
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
697,751
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,454,000 4.000
12/01/2029
3,292,592
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
889,000 5.000
12/01/2039
865,185
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Senior Bonds Series 2021A
(NR/NR)
740,000 5.000
(e)
12/01/2029
689,764
1,940,000 5.500
(e)
12/01/2039
1,716,896
Creekwalk Marketplace Business Improvement District RB Series
2019 A (NR/NR)
2,485,000 5.000
(e)
12/01/2029
2,322,103
3,105,000 5.500
(e)
12/01/2039
2,761,853
Denver City & County Airport RB Series 2013 A (A1/A+)
5,000,000 5.500
11/15/2029
5,010,315
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
27,295,000 5.000
10/01/2032
27,292,896

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
$ 5,505,000 5.000%
(e)
12/01/2027
$ 5,827,819
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
1,460,000 5.000
12/01/2033
1,497,184
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,414,434
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
660,348
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
308,829
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000 5.000
12/01/2024
773,923
425,000 5.000
12/01/2032
451,572
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,760,000 5.000
(e)
12/01/2024
4,815,520
4,995,000 5.000
(e)
12/01/2025
5,127,633
1,000,000 5.000
(e)
12/01/2034
1,049,329
1,675,000 4.000
(e)
12/01/2035
1,636,674
2,000,000 4.000
(e)
12/01/2036
1,925,337
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
127,922
Denver Health and Hospital Authority, Colorado Healthcare RB,
Series 2019A (NR/BBB)
475,000 5.000
12/01/2032
506,229
Denver Health and Hosptial Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
2,255,000 5.000
12/01/2031
2,400,780
1,360,000 5.000
12/01/2033
1,445,470
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
4,255,000 5.250
(e)
12/01/2039
4,301,650
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(f)
09/01/2035
1,040,066
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000 0.000
(f)
09/01/2040
3,143,428
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(e)
12/01/2047
2,844,219
First Creek Village Metropolitan District GO Bonds Series 2019 A
(Ba1/NR)
20,000 3.000
12/01/2029
18,166
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
474,785
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
561,573
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
675,261
1,550,000 5.000
12/01/2051
1,371,593
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Hunters Overlook Metropolitan District No. 5 GO Bonds Series
2019 A (NR/NR)
$ 878,000 5.000%
12/01/2039
$ 854,278
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,065,000 5.500
(c)(e)
06/01/2025
1,096,110
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
8,731,000 4.250
12/01/2046
7,186,576
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A
(NR/NR)
1,375,000 5.000
12/01/2039
1,354,187
1,000,000 5.000
12/01/2049
948,505
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,184,000 5.750
12/01/2050
1,179,431
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,108,793
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
1,380,000 5.000
12/01/2039
1,345,821
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,272,821
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,450,000 7.000
12/01/2052
2,515,768
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
500,000 5.500
12/01/2048
491,643
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
175,000 4.000
12/01/2024
175,675
100,000 4.000
12/01/2025
100,916
315,000 4.000
12/01/2026
320,256
290,000 4.000
12/01/2029
296,534
205,000 4.000
12/01/2030
208,407
225,000 4.000
12/01/2031
227,367
Peak Metropolitan District No. 1 GO Bonds Series 2021 A
(NR/NR)
500,000 4.000
(e)
12/01/2035
429,157
500,000 5.000
(e)
12/01/2041
466,158
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
925,000 5.000
12/01/2040
894,542
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A
(NR/NR)
646,000 5.000
12/01/2049
608,303
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
2,000,000 6.250
11/15/2028
2,141,073
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A
(NR/NR)
5,000,000 5.000
12/01/2039
4,845,091
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,057,586
2,000,000 4.000
12/01/2041
1,585,046

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
$ 893,000 5.000%
12/01/2049
$ 836,001
Regional Tranportation District Tax Exempt Private Activity Bonds
Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
525,303
Regional Transportation Distrcit Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
767,199
400,000 5.000
07/15/2029
431,790
500,000 5.000
01/15/2030
542,898
350,000 5.000
07/15/2030
382,133
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000 5.000
12/01/2049
801,696
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,797,348
Sky Ranch Community Authority Board District No. 1 RB Senior
Lien Series 2019 A (NR/NR)
1,235,000 5.000
12/01/2049
1,220,796
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
375,000 4.000
12/01/2032
397,129
220,000 4.000
12/01/2034
231,325
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
424,560
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
999,989
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
100,000 3.500
12/01/2027
95,826
115,000 5.000
12/01/2037
114,999
325,000 5.000
12/01/2047
311,430
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds
Series 2017 A (NR/NR)
1,000,000 5.000
12/01/2037
998,962
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
350,000 5.000
12/01/2032
374,721
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
1,805,000 3.750
12/01/2040
1,583,312
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
850,000 4.150
12/01/2030
819,202
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
206,671
205,000 5.000
12/01/2027
221,548
210,000 5.000
12/01/2028
231,028
210,000 5.000
12/01/2029
234,963
215,000 5.000
12/01/2030
241,190
230,000 5.000
12/01/2031
257,806
250,000 5.000
12/01/2032
280,092
255,000 5.000
12/01/2033
285,340
285,000 5.000
12/01/2034
318,362
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA) – (continued)
$ 100,000 5.000%
12/01/2035
$ 111,183
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
141,622
125,000 5.000
12/15/2028
131,132
125,000 5.000
12/15/2029
131,095
125,000 5.000
12/15/2030
131,107
135,000 5.000
12/15/2031
141,570
160,000 5.000
12/15/2032
167,771
Vauxmont Metropolitan District Senior LT GO Special Revenue
Refunding Bonds Series 2020 (AGM) (NR/AA)
200,000 5.000
12/01/2024
203,269
180,000 5.000
12/01/2025
186,739
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000 5.000
12/15/2025
130,024
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000 5.250
12/01/2041
7,270,904
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(e)
12/01/2038
1,033,610
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,000,000 5.000
12/01/2040
933,875
Wild Plum Metropolitan District GO Bonds Series 2019 A
(NR/NR)
595,000 5.000
(c)
12/01/2024
623,457
Wildwing Metropolitan District No. 5 GO Refunding &
Improvement Bonds Series 2018 A (NR/NR)
1,199,000 5.375
12/01/2048
1,169,217
354,210,558
Connecticut - 0.8%
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
864,708
1,615,000 5.000
08/01/2028
1,740,001
900,000 5.500
08/01/2029
992,099
725,000 5.500
08/01/2031
794,440
500,000 5.500
08/01/2032
547,625
405,000 5.500
08/01/2033
442,896
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,137,356
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
503,508
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
1,500,000 11.000
(e)
12/01/2027
1,634,218
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
375,000 5.000
07/01/2024
374,762
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
680,000 5.000
06/15/2028
754,919
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000 5.000
04/15/2028
5,529,332

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
$ 400,000 5.000%
(e)
01/01/2030
$ 387,524
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
574,998
440,000 5.000
07/01/2027
441,816
530,000 5.000
07/01/2028
533,387
485,000 5.000
07/01/2029
488,471
875,000 5.000
07/01/2030
880,843
645,000 5.000
07/01/2031
648,689
575,000 5.000
07/01/2032
577,189
475,000 5.000
07/01/2033
475,676
450,000 5.000
07/01/2034
449,635
870,000 4.000
07/01/2039
718,354
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(e)
10/01/2048
3,342,703
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
3,750,000 7.000
(e)
02/01/2045
3,751,129
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000 4.000
01/15/2036
5,285,776
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
1,770,000 5.000
06/15/2027
1,920,134
755,000 5.000
06/15/2029
837,675
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
135,000 5.000
04/15/2028
149,292
1,000,000 5.000
04/15/2035
1,119,675
1,000,000 5.000
04/15/2036
1,114,692
1,000,000 5.000
04/15/2039
1,094,052
State of Connecticut Health & Educational Facilities Authority RB
Series B (A1/AA-)
2,290,000 1.800
(a)(b)
07/01/2049
2,264,877
State of Connecticut Health and Educational Facilities Authority
for Yale University Issue RB Series U-2 (Aaa/AAA)
15,000,000 1.100
(a)(b)
07/01/2033
14,578,917
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,085,340
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,500,000 5.000
07/01/2025
1,549,086
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,260,074
State of Connecticut State Revolving Fund RB Series 2017 A
(Aaa/AAA)
5,000,000 5.000
05/01/2036
5,338,328
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(e)
04/01/2036
433,502
400,000 4.000
(e)
04/01/2041
346,166
West Haven GO Bonds Series 2017 A (Baa3/BBB)
325,000 5.000
11/01/2025
336,551
325,000 5.000
11/01/2026
344,052
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Bonds Series 2017 A (Baa3/BBB) – (continued)
$ 325,000 5.000%
11/01/2027
$ 350,864
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000 5.000
11/01/2024
654,928
240,000 5.000
11/01/2026
254,069
72,904,328
Delaware - 0.3%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
314,191
450,000 4.000
06/01/2042
359,503
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,359,262
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB)
760,000 5.000
06/01/2026
789,868
600,000 5.000
06/01/2029
641,923
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000 5.000
10/01/2040
5,392,836
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
345,000 4.000
08/01/2029
344,280
1,050,000 5.000
08/01/2039
1,071,056
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
530,000 4.000
09/01/2030
539,350
1,550,000 5.000
09/01/2040
1,619,680
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
9,109,486
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
503,000 4.000
07/01/2024
502,443
518,000 4.000
07/01/2025
517,851
563,000 4.000
07/01/2026
563,724
624,000 4.000
07/01/2027
627,261
2,067,000 4.000
07/01/2030
2,060,053
25,812,767
District of Columbia - 0.9%
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,425,000 5.250
05/01/2048
3,896,817
District of Columbia GO Refunding Bonds Series 2017 A
(Aaa/AA+)
10,000,000 5.000
06/01/2035
10,777,153
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2015A (NR/AA-)
12,000,000 5.000
10/01/2034
12,024,384
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
2,076,781
District of Columbia RB for International School Series 2019
(NR/BBB)
860,000 5.000
07/01/2039
878,304
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
1,275,000 4.000
07/01/2039
1,247,924

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
$ 2,875,000 3.000%
(a)(b)
10/01/2057
$ 2,816,522
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,820,937
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,876,110
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,768,678
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000 5.000
10/01/2026
1,153,301
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,060,000 5.000
10/01/2031
1,159,966
395,000 5.000
10/01/2033
430,586
3,025,000 5.000
10/01/2035
3,277,354
1,000,000 5.000
10/01/2037
1,072,240
2,065,000 5.000
10/01/2039
2,193,985
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
2,130,000 3.000
10/01/2050
1,673,538
2,960,000 4.000
10/01/2053
2,845,361
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
961,422
1,550,000 4.000
10/01/2053
1,436,861
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
9,000,000 4.000
10/01/2049
8,492,066
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000 5.000
10/01/2035
1,353,718
76,234,008
Florida - 11.7%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
920,408
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,990,000 3.250
05/01/2036
4,840,027
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
475,000 4.000
05/01/2025
472,628
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
40,000 4.000
05/01/2024
39,957
210,000 4.500
05/01/2029
211,259
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,420,000 3.625
05/01/2040
1,173,840
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
$ 325,000 2.875%
05/01/2025
$ 318,267
1,725,000 4.000
05/01/2051
1,367,048
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
1,934,569
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
95,000 3.500
05/01/2024
94,753
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000 2.500
05/01/2024
358,584
370,000 3.000
05/01/2025
362,834
380,000 3.000
05/01/2026
371,667
395,000 3.125
05/01/2027
387,695
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
150,000 4.250
05/01/2027
149,339
320,000 4.750
05/01/2036
315,943
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
600,000 4.500
05/01/2030
602,900
1,000,000 5.400
05/01/2043
1,016,034
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
210,000 3.600
05/01/2029
203,252
310,000 4.000
05/01/2036
287,060
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
70,000 3.125
11/01/2024
69,395
990,000 3.500
11/01/2030
920,628
1,705,000 4.000
11/01/2040
1,486,211
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
110,000 4.200
(e)
05/01/2024
109,939
630,000 4.550
(e)
05/01/2029
634,548
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
697,845
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
305,000 2.500
(e)
05/01/2026
293,205
500,000 3.000
(e)
05/01/2031
455,406
425,000 3.200
(e)
05/01/2041
336,685
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
155,000 2.500
(e)
05/01/2026
149,006
315,000 3.000
(e)
05/01/2031
286,906
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
35,000 3.350
11/01/2024
34,784
200,000 3.700
11/01/2029
193,963
695,000 4.125
11/01/2039
634,304

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
$ 115,000 5.000%
05/01/2028
$ 116,859
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
179,285
220,000 3.375
05/01/2041
174,500
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
325,000 5.375
05/01/2028
333,151
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
125,000 2.250
05/01/2026
119,204
435,000 2.750
05/01/2031
388,738
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
500,000 5.500
05/01/2042
511,355
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
225,000 2.500
(e)
05/01/2025
220,156
320,000 3.250
(e)
05/01/2030
307,207
Avelar Creek Community Development District Special
Assessment Refunding Series 2016 (NR/A-)
180,000 2.500
05/01/2024
179,461
180,000 3.000
05/01/2025
177,055
190,000 3.000
05/01/2026
185,756
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
800,000 4.500
05/01/2030
803,670
1,400,000 5.375
05/01/2043
1,387,105
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
50,000 3.625
(e)
06/01/2024
49,855
450,000 4.000
(e)
06/01/2030
437,490
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
210,000 2.500
05/01/2025
205,139
285,000 3.000
05/01/2030
270,177
775,000 4.000
05/01/2040
719,451
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
325,000 2.500
05/01/2025
317,477
250,000 3.000
05/01/2030
235,214
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
105,000 2.500
05/01/2025
102,569
145,000 3.000
05/01/2030
136,432
385,000 4.000
05/01/2040
357,405
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
205,000 5.000
11/01/2031
207,113
100,000 5.250
11/01/2046
100,119
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
$ 70,000 4.000%
(e)
11/01/2024
$ 69,874
360,000 4.500
(e)
11/01/2029
363,104
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
1,953,578
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
275,000 2.375
05/01/2026
262,161
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
35,000 4.500
11/01/2025
35,110
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
176,921
305,000 5.000
11/01/2048
290,831
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
350,000 3.300
05/01/2032
322,777
1,385,000 4.000
05/01/2042
1,200,846
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
525,000 4.250
05/01/2029
534,008
465,000 4.500
05/01/2035
468,816
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
305,000 4.500
05/01/2025
305,455
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000 2.750
05/01/2024
124,670
90,000 3.000
05/01/2025
88,505
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
325,000 3.500
05/01/2024
324,990
340,000 3.500
05/01/2025
338,451
350,000 3.500
05/01/2026
348,946
365,000 3.500
05/01/2027
364,171
Bellagio Community Development District Special Assessment
Bonds Series 2016 (NR/BBB)
170,000 3.000
11/01/2025
165,216
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
425,000 2.625
05/01/2025
416,261
1,075,000 3.250
05/01/2030
1,013,122
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
130,000 2.500
12/15/2025
125,494
325,000 3.125
12/15/2030
302,820
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,145,542
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 3.000
06/15/2025
48,986
465,000 3.250
06/15/2030
429,791

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 85,000 3.500%
06/15/2024
$ 84,672
1,000,000 4.000
06/15/2032
955,795
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
190,000 2.500
05/01/2026
181,662
455,000 3.000
05/01/2031
408,671
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
165,000 2.875
05/01/2025
161,234
1,130,000 3.250
05/01/2031
1,033,556
500,000 3.625
05/01/2040
412,535
Bradbury Community Development District City of Haines City,
Florida Special Assessment Bonds, Series 2023 (NR/NR)
750,000 4.375
05/01/2030
747,500
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
728,365
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000 3.000
06/15/2032
349,770
1,095,000 3.250
06/15/2042
830,638
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
834,653
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
325,000 2.375
05/01/2026
310,214
500,000 2.850
05/01/2031
442,624
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
265,000 4.375
05/01/2027
264,588
350,000 4.750
05/01/2032
350,390
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,095,418
1,050,000 5.000
09/01/2038
1,135,973
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,525,896
4,700,000 4.000
09/01/2049
4,562,740
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,753,040
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
5,359,142
3,000,000 5.500
09/01/2052
3,253,570
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
325,000 4.750
05/01/2027
324,979
400,000 5.250
05/01/2032
400,849
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
666,848
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
50,000 3.250
12/15/2024
49,478
1,280,000 3.500
12/15/2030
1,188,322
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
$ 28,215,000 5.250%
(e)
12/01/2058
$ 26,299,086
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(e)
07/01/2041
495,543
760,000 4.000
(e)
07/01/2051
556,528
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
230,000 3.250
(e)
06/01/2031
200,117
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
320,000 3.000
(e)
12/15/2029
286,183
645,000 5.000
(e)
12/15/2039
603,219
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
900,000 4.000
(e)
12/01/2028
864,990
1,375,000 5.250
(e)
12/01/2043
1,325,593
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
880,000 4.500
(e)
01/01/2035
800,648
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(e)
05/01/2043
2,503,286
2,500,000 6.250
(e)
05/01/2048
2,511,999
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
558,000 4.250
05/01/2031
561,771
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
70,000 2.250
05/01/2026
66,978
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,500,000 5.750
05/01/2043
1,524,387
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
110,000 3.500
11/01/2025
108,593
115,000 3.500
11/01/2026
113,535
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
245,000 2.500
05/01/2024
244,084
250,000 3.000
05/01/2025
245,487
255,000 3.000
05/01/2026
249,385
630,000 4.250
05/01/2037
625,082
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
34,000 3.875
(e)
11/01/2024
33,861
189,000 4.200
(e)
11/01/2029
187,641
750,000 5.000
(e)
11/01/2049
709,415
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
60,000 3.000
05/01/2025
58,767
625,000 3.375
05/01/2031
572,965
590,000 3.750
05/01/2040
494,532
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
180,000 2.400
05/01/2026
171,762

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR) – (continued)
$ 650,000 2.875%
05/01/2031
$ 574,440
740,000 3.350
05/01/2041
579,826
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
230,000 2.500
(e)
05/01/2026
220,123
220,000 3.000
(e)
05/01/2031
196,544
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
235,000 2.625
(e)
05/01/2025
229,289
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
360,000 3.750
05/01/2030
341,451
975,000 4.250
05/01/2040
875,982
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,098,897
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,250,000 5.500
(e)
10/01/2036
1,271,876
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
800,000 5.000
(e)
10/01/2029
811,043
1,000,000 5.000
(e)
10/01/2034
1,011,180
City of Cape Coral Water & Sewer RB Refunding Series 2015
(A1/A+)
1,000,000 4.000
10/01/2034
1,011,195
City of Fort Lauderdale, Florida Series 2023B
(Prospect Lake Water Treatment Plant Project) (Aa1/AA+)
17,250,000 5.500
09/01/2053
19,912,179
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
2,083,072
950,000 5.250
06/01/2052
977,243
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000 3.250
09/01/2025
1,386,759
City of Pompano Beach RB Series 2021B-2 (NR/NR)
1,865,000 1.450
01/01/2027
1,698,492
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
920,683
750,000 5.000
07/01/2040
803,007
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
403,791
1,485,000 5.000
01/01/2047
1,324,807
1,395,000 5.000
01/01/2052
1,210,308
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
15,000,000 5.000
10/01/2042
15,850,947
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
5,000,000 0.000
(g)
05/01/2038
4,769,337
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
50,000 3.625
(e)
06/15/2024
49,816
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Special
Assessment Bonds Expansion Area Project Series 2019
(NR/NR) – (continued)
$ 295,000 4.000%
(e)
06/15/2029
$ 289,113
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
620,000 5.375
05/01/2036
620,339
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
615,000 5.750
05/01/2042
634,136
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
900,000 2.500
05/01/2024
896,926
925,000 2.750
05/01/2025
908,414
915,000 3.000
05/01/2026
894,748
980,000 3.200
05/01/2027
960,678
1,015,000 3.250
05/01/2028
1,003,560
1,500,000 3.750
05/01/2046
1,357,720
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,580,000 5.250
06/15/2043
1,602,284
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,261,504
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
45,000 3.200
12/15/2024
44,609
600,000 3.500
12/15/2029
575,452
325,000 4.000
12/15/2039
286,623
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
317,241
250,000 5.500
05/01/2042
250,310
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
105,000 2.750
05/01/2025
102,717
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
940,000 3.000
05/01/2031
873,958
820,000 3.000
05/01/2037
681,616
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
657,153
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
350,000 4.500
(e)
11/01/2028
350,105
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB)
133,000 3.250
05/01/2024
132,811
138,000 3.500
05/01/2025
136,857
143,000 3.625
05/01/2026
142,870
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
205,000 3.375
05/01/2024
204,937
215,000 3.500
05/01/2025
214,186
210,000 4.125
05/01/2035
211,527

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
$ 3,045,000 5.000%
09/01/2035
$ 3,283,240
1,610,000 4.000
09/01/2036
1,657,740
County of Miami-Dade Aviation RB Series 2019 A (NR/A)
4,500,000 4.000
10/01/2044
4,411,554
6,000,000 5.000
10/01/2044
6,257,366
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
497,796
525,000 5.000
10/01/2028
557,219
450,000 5.000
10/01/2029
482,426
770,000 5.000
10/01/2030
824,478
365,000 5.000
10/01/2031
390,411
415,000 5.000
10/01/2032
443,383
350,000 5.000
10/01/2033
373,336
265,000 5.000
10/01/2034
281,801
435,000 5.000
10/01/2035
460,121
600,000 5.000
10/01/2036
629,401
525,000 5.000
10/01/2037
546,690
805,000 5.000
10/01/2038
834,619
1,000,000 5.000
10/01/2039
1,032,660
3,160,000 5.000
10/01/2049
3,195,897
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
155,000 0.000
(f)
10/01/2025
143,270
275,000 0.000
(f)
10/01/2026
243,599
360,000 0.000
(f)
10/01/2027
306,106
500,000 0.000
(f)
10/01/2028
407,912
700,000 0.000
(f)
10/01/2029
545,729
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
120,000 3.875
(e)
11/01/2024
119,478
740,000 4.250
(e)
11/01/2030
727,056
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(e)
11/01/2030
89,577
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
450,000 3.875
05/01/2027
443,149
755,000 4.250
05/01/2032
738,496
2,185,000 4.625
05/01/2042
2,043,593
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,821,229
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,040,000 5.125
05/01/2043
1,027,979
Crossings at Fleming Island Community Development District
Special Assessment RB Refunding Senior Lien Series 2014
A-1 (NR/NR)
385,000 4.000
05/01/2024
384,141
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
140,000 2.250
05/01/2026
134,106
400,000 2.700
05/01/2031
360,828
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
$ 675,000 4.625%
05/01/2030
$ 676,320
600,000 5.250
05/01/2043
595,632
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
951,206
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
290,000 2.625
06/15/2025
282,569
615,000 3.000
06/15/2031
551,025
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
105,000 2.625
(e)
05/01/2025
102,624
295,000 3.250
(e)
05/01/2030
273,129
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
180,000 4.375
05/01/2027
178,616
350,000 4.750
05/01/2032
348,551
450,000 5.000
05/01/2042
429,413
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
730,000 4.500
(e)
11/01/2028
733,973
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,385,000 5.400
05/01/2039
2,427,550
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
1,095,000 5.250
05/01/2043
1,089,654
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,670,000 5.300
05/01/2039
1,691,148
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
500,000 4.125
05/01/2030
497,630
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
155,000 3.250
05/01/2030
145,151
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,890,000 4.600
(e)
05/01/2028
1,902,704
745,000 4.250
(e)
12/15/2028
741,352
2,395,000 4.750
(e)
12/15/2038
2,326,601
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
690,000 3.750
05/01/2034
696,683
955,000 4.000
05/01/2037
972,730
DW Bayview Community Development District Sepcial
Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000 4.500
05/01/2032
174,692
500,000 5.125
05/01/2042
500,038
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
225,000 2.375
(e)
05/01/2026
215,423
470,000 3.000
(e)
05/01/2032
432,879

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 110,000 4.375%
05/01/2027
$ 110,031
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 3.000
(e)
05/01/2025
122,752
440,000 3.625
(e)
05/01/2031
408,909
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
75,000 2.500
05/01/2026
71,767
275,000 3.000
05/01/2031
246,155
455,000 3.300
05/01/2041
354,828
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
650,000 6.250
05/01/2043
675,492
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
305,000 2.250
05/01/2026
291,508
460,000 3.000
05/01/2032
423,669
East Homestead Community Development District Special
Assessment Bonds Expansion Area Project Series 2019
(NR/NR)
50,000 3.750
11/01/2024
49,797
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
280,000 4.125
11/01/2029
276,986
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
355,000 3.250
05/01/2027
346,974
530,000 3.625
05/01/2032
502,492
780,000 4.000
05/01/2042
680,862
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
65,000 2.750
05/01/2025
63,767
110,000 3.250
05/01/2030
105,764
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
295,000 2.500
05/01/2026
281,963
700,000 3.100
05/01/2031
630,407
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
855,000 3.000
05/01/2027
810,669
1,875,000 3.375
05/01/2032
1,693,268
1,875,000 4.000
05/01/2042
1,617,068
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
430,000 3.000
(e)
05/01/2030
390,149
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
730,000 4.875
05/01/2033
743,120
500,000 5.600
05/01/2043
511,937
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(e)
05/01/2031
336,434
1,860,000 3.125
(e)
05/01/2041
1,468,063
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
$ 130,000 2.450%
11/01/2026
$ 123,066
315,000 3.100
11/01/2031
278,287
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
130,000 2.500
05/01/2026
124,145
325,000 3.000
05/01/2031
288,091
335,000 3.500
05/01/2041
262,330
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
3,705,000 4.000
08/15/2045
3,402,954
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,457,887
3,140,000 5.000
08/15/2032
3,346,232
355,000 5.000
08/15/2033
378,077
2,045,000 5.000
08/15/2034
2,174,900
2,595,000 5.000
08/15/2035
2,745,818
9,500,000 5.000
08/15/2036
9,996,349
3,605,000 5.000
08/15/2040
3,706,513
Escambia County International Paper Company Environmental
Improvement Revenue Refunding Bonds Series 2019B
(Baa2/BBB)
400,000 2.000
(a)(b)
11/01/2033
393,090
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
465,000 3.250
11/01/2025
455,928
1,375,000 3.625
11/01/2030
1,278,010
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
35,000 3.250
11/01/2025
34,317
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
70,000 4.125
(e)
11/01/2024
69,833
445,000 4.250
(e)
11/01/2029
442,541
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
1,000,000 4.000
05/01/2052
787,600
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,030,000 2.625
05/01/2026
988,583
1,220,000 3.125
05/01/2031
1,096,462
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,875,000 4.250
05/01/2029
1,872,095
3,045,000 5.000
05/01/2035
3,088,729
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
355,000 3.500
05/01/2030
331,386
165,000 4.000
05/01/2040
143,735
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000 2.750
11/01/2035
1,286,819
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,265,000 5.000
(e)
07/01/2032
1,197,057

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR) – (continued)
$ 3,000,000 5.375%
(e)
07/01/2042
$ 2,711,507
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(e)
10/01/2042
1,908,748
Florida Development Finance Corp. RB for Brightline Passenger
Rail Expansion Project Series 2023C (NR/NR)
10,750,000 8.000
(a)(b)(e)
07/01/2057
10,973,230
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,455,000 4.000
(e)
06/01/2030
1,357,767
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
425,000 4.000
(e)
12/15/2029
421,585
725,000 5.000
(e)
12/15/2034
754,227
770,000 5.000
(e)
12/15/2039
783,142
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,675,000 5.125
(e)
06/01/2040
1,466,056
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
320,000 4.000
07/01/2035
321,298
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
405,000 4.000
06/01/2030
378,145
Florida Development Finance Corp. RB Refunding for Brightline
Trains Florida LLC Series 2019 B (NR/NR)
5,900,000 7.375
(e)
01/01/2049
5,934,609
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(e)
06/01/2031
265,574
200,000 5.000
(e)
06/01/2035
187,723
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
630,000 4.000
(e)
06/30/2036
546,453
660,000 4.000
(e)
06/30/2041
527,406
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
415,000 4.000
(e)
06/01/2026
398,218
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
300,000 5.000
04/01/2027
317,846
250,000 5.000
04/01/2029
274,085
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
470,000 4.000
(e)
09/15/2030
435,633
1,050,000 5.000
(e)
09/15/2040
945,223
Florida Development Finance Corp. Surface Transportation Facility
RB for Brightline Florida Passenger Rail Project Series
2019A-2 (NR/NR)
1,525,000 6.250
(a)(b)(e)(h)
01/01/2049
1,524,830
Florida Development Finance Corp. Surface Transportation Facility
RB for Virgin Trains USA Passenger Rail Project Series
2019A (NR/NR)
20,465,000 6.500
(a)(b)(e)
01/01/2049
20,033,260
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Surface Transportation Facility
RB Series 2019A (NR/NR)
$ 485,000 6.250%
(a)(b)(e)
01/01/2049
$ 485,000
9,090,000 6.375
(a)(b)(e)
01/01/2049
8,813,163
Florida Higher Educational Facilities Financial Authority RB for
Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
350,000 5.000
10/01/2024
352,541
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000 4.500
(e)
06/01/2033
1,947,529
250,000 4.750
(e)
06/01/2038
234,574
4,500,000 5.000
(e)
06/01/2048
4,070,830
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000 5.000
03/01/2044
2,028,758
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,765,003
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (A2/A)
8,795,000 5.000
09/01/2025
8,966,812
4,530,000 5.000
09/01/2026
4,735,177
3,305,000 5.000
09/01/2027
3,481,181
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000 4.875
11/01/2037
1,531,720
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000 4.000
11/01/2028
197,419
1,065,000 5.000
11/01/2038
1,068,737
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
95,000 3.350
11/01/2024
94,351
1,785,000 4.125
11/01/2039
1,596,265
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
395,093
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
355,000 2.625
(e)
05/01/2025
347,752
495,000 3.250
(e)
05/01/2030
468,295
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
615,000 2.950
05/01/2031
546,333
1,595,000 3.350
05/01/2041
1,251,302
Grand Bay at Doral Community Development District Special
Assessment for South Parcel Assessment Area Project Series
2016 (NR/NR)
530,000 4.250
05/01/2026
530,821
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
560,000 3.250
05/01/2025
551,782
1,360,000 4.000
05/01/2030
1,317,599
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
100,000 3.750
11/01/2024
99,489
555,000 4.125
11/01/2029
548,678
1,195,000 4.750
11/01/2039
1,148,391

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR) – (continued)
$ 1,930,000 5.000%
11/01/2050
$ 1,816,195
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
193,082
500,000 3.500
11/01/2041
396,497
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
435,000 2.500
05/01/2026
416,373
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
990,000 5.000
11/15/2036
990,025
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
152,412
440,000 3.550
05/01/2042
349,341
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
55,000 3.000
11/01/2024
54,443
1,195,000 3.500
11/01/2030
1,124,371
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
365,000 3.875
05/01/2026
360,538
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,745,159
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
700,000 5.625
05/01/2043
712,391
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
390,000 4.200
05/01/2027
385,754
465,000 4.400
05/01/2032
457,353
605,000 4.700
05/01/2042
555,406
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
220,000 2.625
05/01/2025
214,927
510,000 3.250
05/01/2030
480,858
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
125,000 2.375
05/01/2026
119,410
205,000 3.000
05/01/2031
183,877
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
290,000 3.100
05/01/2024
288,803
1,880,000 3.300
05/01/2029
1,784,962
365,000 3.700
05/01/2033
333,751
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
100,000 3.100
05/01/2024
99,587
1,140,000 3.300
05/01/2029
1,081,934
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
799,455
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
$ 265,000 4.000%
(e)
05/01/2024
$ 265,661
265,000 4.000
(e)
05/01/2025
267,098
140,000 4.000
(e)
05/01/2026
142,160
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
35,000 3.250
11/01/2024
34,697
400,000 3.500
11/01/2030
373,857
1,000,000 3.875
11/01/2039
873,463
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
125,000 3.625
11/01/2030
117,736
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
270,000 2.600
05/01/2026
259,056
435,000 3.200
05/01/2031
393,916
1,000,000 3.450
05/01/2041
803,652
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
785,000 5.000
05/01/2034
801,640
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
215,000 4.000
05/01/2024
215,572
225,000 4.000
05/01/2025
227,952
235,000 4.000
05/01/2026
241,335
240,000 4.000
05/01/2027
249,844
250,000 4.000
05/01/2028
260,897
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
605,000 3.500
05/01/2024
604,547
625,000 3.625
05/01/2025
621,238
650,000 3.750
05/01/2026
647,331
1,005,000 4.200
05/01/2031
1,007,525
1,000,000 4.350
05/01/2036
1,003,112
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
350,155
375,000 2.500
05/01/2031
356,391
300,000 3.000
05/01/2032
297,213
300,000 3.000
05/01/2033
295,633
245,000 3.000
05/01/2034
235,766
255,000 3.000
05/01/2035
244,478
260,000 3.000
05/01/2036
245,145
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,374,345
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
120,000 2.875
05/01/2025
117,393
200,000 3.250
05/01/2031
181,278
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000 3.250
05/01/2031
126,894
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
60,000 4.000
(e)
12/15/2024
59,831

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR) – (continued)
$ 550,000 4.250%
(e)
12/15/2029
$ 547,743
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
20,000 3.375
11/01/2025
19,712
220,000 3.875
11/01/2031
209,060
300,000 4.200
11/01/2039
270,702
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
295,000 4.875
11/01/2027
298,737
865,000 5.375
11/01/2037
876,385
775,000 5.500
11/01/2047
778,223
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
60,000 4.875
11/01/2027
60,757
335,000 5.500
11/01/2047
336,393
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000 4.000
11/01/2028
781,299
700,000 4.500
11/01/2038
661,099
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
680,000 3.000
(e)
05/01/2025
667,683
1,020,000 3.500
(e)
05/01/2031
947,945
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
220,218
1,000,000 3.200
05/01/2041
768,958
Hillsborough County Aviation Authority Revenue Refunding Bonds
Series 2015-A (NR/AA-)
6,275,000 5.000
10/01/2040
6,288,258
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
45,000 4.000
11/01/2025
44,724
165,000 4.500
11/01/2031
173,320
170,000 5.000
11/01/2041
177,552
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
665,643
933,000 3.000
05/01/2037
743,383
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR)
1,705,000 4.050
(a)(b)
09/01/2056
1,727,000
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
40,000 4.000
(e)
11/01/2024
39,869
210,000 5.000
(e)
11/01/2039
208,882
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,399,388
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
$ 1,175,000 4.500%
(e)
05/01/2038
$ 1,110,277
1,855,000 4.625
(e)
05/01/2048
1,654,560
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
586,229
765,000 3.125
05/01/2041
579,293
Kelly Park Community Development District
915,000 6.000
11/01/2043
932,665
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
110,000 2.625
05/01/2025
107,531
155,000 3.000
05/01/2030
143,870
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
600,000 3.125
05/01/2041
473,569
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
640,000 4.900
05/01/2033
654,677
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
969,897
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
305,000 2.750
06/15/2025
298,869
485,000 3.125
06/15/2030
461,342
375,000 4.000
06/15/2040
347,998
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
600,725
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
445,000 4.500
05/01/2027
440,777
445,000 5.000
05/01/2032
438,719
1,320,000 5.500
05/01/2042
1,304,881
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
625,000 4.500
(e)
05/01/2030
624,621
550,000 5.250
(e)
05/01/2043
547,969
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
200,000 4.700
05/01/2030
200,898
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
355,000 3.500
05/01/2030
331,756
325,000 4.000
05/01/2035
303,068
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
625,000 5.625
05/01/2043
638,592
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
100,000 2.625
05/01/2026
95,979
125,000 3.200
05/01/2031
114,080
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
180,000 3.125
05/01/2025
177,271
370,000 3.400
05/01/2030
346,359

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
$ 445,000 2.500%
(e)
05/01/2025
$ 433,880
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000 3.250
05/01/2029
212,252
200,000 3.850
05/01/2039
173,446
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000 3.000
05/01/2030
426,064
750,000 3.500
05/01/2040
609,960
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
295,000 2.625
05/01/2031
256,027
1,000,000 3.100
05/01/2041
757,268
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
55,000 3.600
05/01/2024
54,865
285,000 3.800
05/01/2029
277,884
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
420,000 4.300
(e)
05/01/2027
421,489
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
5,000 2.900
(e)
05/01/2024
4,974
570,000 3.200
(e)
05/01/2029
539,655
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
40,000 3.600
05/01/2024
39,902
225,000 3.800
05/01/2029
219,382
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
375,000 4.250
05/01/2025
374,925
1,605,000 4.875
05/01/2035
1,608,063
905,000 4.875
05/01/2045
861,429
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
735,000 4.625
05/01/2027
741,250
1,000,000 5.250
05/01/2037
1,012,699
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,055,000 4.250
05/01/2028
1,053,296
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
395,000 4.350
05/01/2024
395,035
1,970,000 4.750
05/01/2029
1,995,678
2,250,000 5.300
05/01/2039
2,281,308
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
2,500,000 6.125
05/01/2043
2,602,415
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
210,000 4.250
05/01/2026
209,207
5,475,000 5.000
05/01/2036
5,514,907
3,945,000 5.125
05/01/2046
3,849,860
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
$ 500,000 2.000%
05/01/2028
$ 466,240
500,000 2.000
05/01/2029
458,761
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
425,000 3.000
05/01/2041
320,258
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
230,000 2.500
(e)
05/01/2025
224,310
440,000 3.200
(e)
05/01/2030
404,435
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
145,000 3.500
05/01/2024
144,601
275,000 3.875
05/01/2029
269,072
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
560,000 4.125
(e)
11/01/2028
555,794
250,000 4.750
(e)
11/01/2048
227,081
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
375,000 3.000
05/01/2024
373,982
490,000 3.000
05/01/2025
480,788
500,000 3.000
05/01/2026
488,831
520,000 3.000
05/01/2027
507,234
535,000 3.000
05/01/2028
520,238
550,000 3.000
05/01/2029
534,155
1,605,000 3.000
05/01/2035
1,489,007
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
140,000 3.125
05/01/2024
139,448
535,000 3.375
05/01/2030
497,738
925,000 4.000
05/01/2038
827,105
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
325,000 4.375
05/01/2027
323,458
455,000 4.750
05/01/2032
454,457
390,000 5.000
05/01/2042
382,633
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
330,000 3.500
05/01/2025
328,708
340,000 3.500
05/01/2026
338,151
Lee Memorial Health System Hospital Revenue & Revenue
Refunding Bonds 2019 Series A-2 (A2/A+)
4,590,000 5.000
(a)(b)
04/01/2033
4,705,186
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
505,000 3.125
05/01/2025
496,784
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,270,000 5.000
05/01/2038
1,272,998
Longleaf Community Development District (NR/NR)
446,000 5.375
05/01/2030
446,054

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
$ 100,000 5.300%
05/01/2032
$ 102,018
285,000 5.750
05/01/2042
291,595
460,000 5.900
05/01/2053
467,513
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
400,000 3.000
05/01/2025
392,935
980,000 3.400
05/01/2030
913,029
1,420,000 4.000
05/01/2040
1,246,794
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000 3.250
05/01/2031
997,028
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
275,000 2.500
05/01/2026
263,015
700,000 3.125
05/01/2031
629,117
775,000 3.450
05/01/2041
618,835
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
65,000 3.800
05/01/2024
64,877
290,000 4.000
05/01/2029
285,780
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
130,000 3.250
06/15/2024
129,358
885,000 3.625
06/15/2030
832,303
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,900,000 6.625
(e)
05/01/2053
2,003,797
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
350,000 4.000
05/01/2032
337,596
1,050,000 4.250
05/01/2042
933,430
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(e)
11/01/2029
1,013,692
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A)
745,000 4.450
05/01/2030
746,991
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
505,000 3.000
05/01/2031
450,000
1,785,000 3.250
05/01/2041
1,371,700
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
758,155
Miami Dade County Avaiation Revenue Refunding Bonds Series
2015A (NR/A)
30,000,000 5.000
10/01/2038
30,181,578
Miami Dade County Avaiation Revenue Refunding Bonds Series
2017B (AMT) (NR/A)
3,330,000 5.000
10/01/2040
3,433,097
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
1,016,747
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
$ 1,000,000 4.750%
11/01/2027
$ 1,013,977
850,000 5.125
11/01/2039
853,015
2,350,000 5.250
11/01/2049
2,356,129
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A)
2,225,000 5.000
10/01/2049
2,295,743
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
4,121,937
9,810,000 5.000
04/01/2048
10,629,663
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
430,000 5.000
(e)
07/01/2037
421,732
670,000 5.250
(e)
07/01/2042
650,708
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
10,007,475
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,952,603
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,425,000 4.000
10/01/2051
1,408,236
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,195,876
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
4,500,000 5.000
05/01/2037
4,478,049
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
305,000 2.500
05/01/2026
290,728
745,000 3.125
05/01/2031
652,595
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
635,000 4.625
05/01/2027
636,107
330,000 5.125
05/01/2032
335,649
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
65,000 3.125
12/15/2024
64,337
675,000 3.375
12/15/2030
630,901
1,500,000 4.000
12/15/2039
1,323,285
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
1,545,000 5.250
11/01/2035
1,551,384
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
460,801
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
20,000 3.125
(e)
05/01/2025
19,677
30,000 3.500
(e)
05/01/2031
27,809
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(e)
05/01/2026
123,353
130,000 3.500
(e)
05/01/2027
128,461

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A) – (continued)
$ 135,000 3.500%
(e)
05/01/2028
$ 133,539
140,000 3.500
(e)
05/01/2029
138,583
700,000 3.500
(e)
05/01/2038
653,179
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
200,000 2.625
05/01/2026
191,830
280,000 3.125
05/01/2031
252,616
North Loop Community Development District
250,000 5.625
05/01/2030
257,187
525,000 6.375
05/01/2043
553,582
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
280,000 2.450
11/01/2026
264,460
500,000 3.000
11/01/2031
442,561
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
215,000 5.250
(e)
05/01/2032
215,107
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
265,000 2.625
05/01/2025
258,534
495,000 3.125
05/01/2030
452,789
430,000 3.625
05/01/2040
355,648
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
743,696
575,000 5.000
10/01/2031
651,320
1,025,000 5.000
10/01/2033
1,149,772
1,205,000 5.000
10/01/2034
1,333,997
1,000,000 5.000
10/01/2036
1,103,141
1,975,000 5.000
10/01/2037
2,164,209
2,075,000 5.000
10/01/2038
2,260,608
2,180,000 5.000
10/01/2039
2,366,868
2,630,000 5.000
10/01/2044
2,800,558
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
325,000 4.875
05/01/2030
328,155
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
115,000 2.500
06/15/2025
112,166
300,000 3.000
06/15/2030
278,711
315,000 4.000
06/15/2040
278,010
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
400,000 4.250
06/15/2030
401,444
585,000 5.250
06/15/2043
593,251
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
195,000 3.700
05/01/2024
194,570
825,000 4.100
05/01/2029
817,883
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
3,777,326
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
100,000 3.250
05/01/2025
98,596
350,000 3.500
05/01/2030
327,630
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
$ 3,280,000 5.875%
11/01/2037
$ 3,388,376
3,495,000 6.000
11/01/2047
3,583,314
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
640,000 4.875
(e)
11/01/2028
649,599
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
413,089
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
120,000 2.375
(e)
05/01/2026
114,519
180,000 2.875
(e)
05/01/2031
159,384
365,000 3.300
(e)
05/01/2041
284,290
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
600,000 4.125
06/15/2030
598,307
950,000 5.000
06/15/2043
939,495
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
250,000 4.000
11/15/2041
229,843
1,030,000 5.000
11/15/2042
1,057,628
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,415,309
1,825,000 5.000
05/15/2053
1,345,798
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
615,000 4.000
05/15/2030
549,460
8,190,000 4.000
05/15/2036
6,587,961
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
967,181
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
910,000 4.700
05/01/2033
913,092
400,000 5.400
05/01/2043
402,038
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
241,614
730,000 3.125
05/01/2041
550,722
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
85,000 3.400
05/01/2025
83,901
245,000 3.750
05/01/2030
233,149
965,000 4.150
05/01/2040
861,885
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
215,000 3.500
11/01/2025
214,032
225,000 3.500
11/01/2026
224,351
230,000 3.500
11/01/2027
229,728
240,000 3.500
11/01/2028
239,707
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
785,000 4.000
(e)
05/01/2050
626,574

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
$ 350,000 3.750%
05/01/2031
$ 350,605
1,045,000 4.000
05/01/2036
1,052,053
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
205,000 4.000
05/01/2027
203,160
3,575,000 5.000
05/01/2039
3,582,328
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
660,000 2.875
11/01/2031
570,885
1,165,000 3.150
11/01/2041
875,345
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
65,000 4.500
05/01/2024
65,023
465,000 4.750
05/01/2030
468,434
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
625,000 3.125
05/01/2030
570,097
800,000 3.750
05/01/2040
668,679
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
350,907
1,030,000 4.500
05/01/2038
1,033,791
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
265,000 4.000
05/01/2026
265,254
275,000 4.000
05/01/2027
276,591
285,000 4.125
05/01/2028
288,966
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
400,000 4.625
05/01/2030
399,431
515,000 5.375
05/01/2043
512,205
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
500,000 4.000
05/01/2030
489,303
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
195,000 2.500
05/01/2026
186,972
335,000 3.125
05/01/2031
302,960
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
100,000 2.625
05/01/2026
95,915
260,000 3.250
05/01/2031
236,565
770,000 3.550
05/01/2041
621,445
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
480,000 5.250
09/01/2035
569,100
500,000 5.250
09/01/2036
588,545
250,000 5.500
09/01/2037
296,210
210,000 5.500
09/01/2038
246,981
3,665,000 5.750
09/01/2054
4,169,457
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
440,000 4.000
05/01/2024
440,479
475,000 4.000
05/01/2026
479,034
515,000 4.000
05/01/2028
526,645
1,315,000 4.500
05/01/2031
1,353,192
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 450,000 4.250%
06/15/2030
$ 449,914
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,746
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(e)
12/15/2031
208,205
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000 2.000
05/01/2028
502,714
555,000 2.000
05/01/2029
504,669
565,000 2.125
05/01/2030
504,484
1,000,000 2.625
05/01/2034
890,817
990,000 2.800
05/01/2037
845,492
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
285,000 2.750
05/01/2025
279,048
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,900,000 5.000
07/01/2029
1,947,539
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
40,000 2.875
05/01/2025
39,095
170,000 3.250
05/01/2031
153,674
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
855,000 2.800
05/01/2025
834,828
3,330,000 3.200
05/01/2031
3,008,085
1,875,000 3.500
05/01/2037
1,583,674
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
275,000 4.750
11/01/2029
281,084
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
30,000 3.250
11/01/2024
29,767
555,000 3.500
11/01/2030
534,756
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
160,000 2.500
05/01/2026
154,315
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
430,000 3.250
05/01/2027
414,751
1,820,000 4.000
05/01/2042
1,554,031
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
711,201
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
90,000 2.200
12/15/2026
85,317
485,000 2.700
12/15/2031
433,813
735,000 3.125
12/15/2041
575,173
Ranches At Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
625,000 5.250
06/15/2043
627,754

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
$ 30,000 4.100%
(e)
05/01/2024
$ 29,977
185,000 4.500
(e)
05/01/2029
186,096
Randal Park Community Development District Special Assessment
RB Series 2015 (NR/NR)
185,000 4.250
11/01/2025
184,764
Reserve At Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Series 2023 Project (NR/NR)
670,000 5.125
05/01/2043
671,182
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
325,000 5.000
05/01/2025
329,065
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
65,000 3.750
05/01/2024
64,901
425,000 4.000
05/01/2030
414,979
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
977,315
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
40,000 3.500
05/01/2024
39,895
405,000 4.000
05/01/2030
404,005
615,000 4.500
05/01/2040
590,159
610,000 4.750
05/01/2050
561,004
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
174,614
400,000 3.300
05/01/2042
321,482
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
330,000 4.750
05/01/2030
329,444
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
365,000 4.750
05/01/2027
365,610
700,000 5.000
05/01/2032
704,177
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
145,000 4.375
05/01/2030
144,746
275,000 5.250
05/01/2043
276,187
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,404,684
890,000 4.000
05/01/2035
894,161
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
435,000 2.375
05/01/2026
414,853
600,000 3.000
05/01/2031
534,653
River Hall Community Development District
700,000 6.250
05/01/2043
728,630
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
310,000 2.750
05/01/2025
302,647
525,000 3.250
05/01/2031
479,150
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
$ 400,000 3.000%
05/01/2026
$ 386,859
1,000,000 3.000
05/01/2031
897,307
1,000,000 3.000
05/01/2036
812,341
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
165,000 3.000
05/01/2025
162,095
475,000 3.600
05/01/2030
446,166
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
150,000 2.400
05/01/2026
143,135
300,000 3.000
05/01/2031
268,532
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
130,000 2.400
(e)
05/01/2026
124,160
300,000 3.000
(e)
05/01/2031
268,586
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
4,065,000 4.000
05/01/2052
3,211,344
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
1,000,000 3.650
05/01/2032
919,179
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
965,000 3.750
05/01/2042
785,029
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
200,000 5.625
(e)
05/01/2029
202,662
830,000 6.250
(e)
05/01/2042
858,952
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
810,000 2.850
05/01/2027
761,967
1,100,000 3.200
05/01/2032
981,061
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
410,000 3.400
11/01/2041
324,950
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
820,000 5.000
05/01/2043
808,946
Rye Ranch Community Development District
235,000 5.700
05/01/2030
241,853
1,000,000 6.500
05/01/2043
1,062,589
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(e)
11/01/2043
666,030
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
235,000 2.500
06/15/2025
228,748
320,000 3.000
06/15/2030
300,743
290,000 4.000
06/15/2040
268,172
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
215,000 2.625
12/15/2027
202,087
355,000 3.100
12/15/2032
323,504
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
585,000 5.250
05/01/2042
580,867

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
$ 680,000 2.375%
05/01/2035
$ 600,139
1,425,000 2.625
05/01/2040
1,171,937
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
145,000 3.375
(e)
06/15/2024
144,410
1,000,000 3.750
(e)
06/15/2031
941,447
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
417,124
1,100,000 3.300
11/01/2041
894,579
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
515,303
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(e)
06/15/2043
816,489
Sawgrass Village Community Development District
415,000 5.250
11/01/2030
420,513
Sawgrass Village Community Development District Manatee
County, Assessment Area Two Florida Special Assessment
Bonds Series 2023 (NR/NR)
1,100,000 6.125
11/01/2043
1,135,213
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
600,000 4.875
05/01/2030
601,552
1,260,000 5.500
05/01/2043
1,256,910
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
335,000 2.750
05/01/2025
328,435
465,000 3.250
05/01/2030
446,709
560,000 3.750
05/01/2040
500,230
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
645,000 5.125
05/01/2030
650,513
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
418,272
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
345,000 3.750
05/01/2027
337,631
565,000 4.125
05/01/2032
543,736
1,240,000 4.500
05/01/2042
1,128,868
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
725,000 5.250
(e)
06/15/2043
728,191
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
599,310
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
400,000 4.400
10/01/2027
398,611
550,000 5.000
10/01/2032
553,447
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
$ 1,000,000 5.500%
05/01/2043
$ 1,008,630
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
70,000 4.000
(e)
11/01/2024
69,787
735,000 4.500
(e)
11/01/2029
736,819
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
450,000 4.625
05/01/2030
451,757
725,000 5.500
05/01/2043
734,972
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
847,025
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
325,000 3.625
05/01/2024
324,252
1,895,000 4.000
05/01/2029
1,869,713
5,000,000 4.750
05/01/2039
4,811,769
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
143,981
450,000 4.000
06/15/2042
383,913
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
787,390
1,905,000 3.250
06/15/2042
1,470,493
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
706,929
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
175,000 2.500
05/01/2026
167,788
325,000 3.100
05/01/2031
291,939
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
230,000 2.500
05/01/2026
220,277
720,000 3.000
05/01/2031
642,822
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
145,000 3.125
11/01/2025
142,775
500,000 3.625
11/01/2031
495,440
300,000 4.125
11/01/2040
284,091
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,100,000 5.500
05/01/2043
1,107,888
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
700,000 5.250
05/01/2043
700,970
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
180,000 2.375
06/15/2026
172,377
175,000 2.875
06/15/2031
160,507
475,000 3.250
06/15/2041
383,284

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
$ 435,000 3.250%
05/01/2024
$ 434,452
445,000 3.450
05/01/2025
439,027
465,000 3.625
05/01/2026
457,448
975,000 4.125
05/01/2036
967,706
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
125,000 4.250
(e)
11/01/2024
124,893
730,000 4.500
(e)
11/01/2029
733,871
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
100,000 4.000
05/01/2024
99,908
590,000 4.625
05/01/2029
595,654
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
355,000 2.750
11/01/2024
350,203
370,000 3.000
11/01/2025
361,998
Southern Groves Community Development District No. 5 Special
Assessment Bond Series 2021 (NR/NR)
390,000 2.400
05/01/2026
373,614
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
100,000 2.875
05/01/2024
99,454
300,000 3.250
05/01/2029
283,877
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
170,000 3.375
05/01/2025
167,702
610,000 4.000
05/01/2030
604,651
330,000 4.300
05/01/2040
309,223
300,000 4.500
05/01/2046
269,731
Southshore Bay Community Development District Special
Assessment Bond for Assessment Area One Series 2021
(NR/NR)
155,000 3.000
(e)
05/01/2033
133,457
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
900,000 4.000
12/15/2036
776,092
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000 5.000
06/01/2047
7,808,295
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
12,645,000 5.000
06/01/2052
13,888,870
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
145,000 2.450
05/01/2026
138,308
Stillwater Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
230,000 2.375
(e)
06/15/2026
218,968
Stonebrier Community Development District Special Assessment
Refunding Series 2016 (NR/A-)
270,000 2.500
05/01/2024
268,651
280,000 3.000
05/01/2025
278,098
290,000 3.000
05/01/2026
289,123
Stonewater Community Development District Special Assestment
RB Series 2021 (NR/NR)
330,000 3.000
(e)
11/01/2032
288,083
585,000 3.300
(e)
11/01/2041
456,815
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
$ 855,000 6.375%
11/01/2052
$ 904,221
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
90,000 3.500
06/15/2024
89,751
500,000 4.000
06/15/2030
498,329
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
853,059
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
280,000 2.500
(e)
12/15/2025
271,010
500,000 3.000
(e)
12/15/2030
468,069
1,000,000 3.500
(e)
12/15/2040
856,205
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
469,295
870,000 4.000
12/15/2039
766,682
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
110,000 3.125
12/15/2025
107,215
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
285,000 4.300
06/15/2027
284,452
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
250,000 3.000
06/15/2032
220,879
1,000,000 3.250
06/15/2042
772,423
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
180,000 2.375
(e)
06/15/2026
171,849
225,000 2.875
(e)
06/15/2031
206,523
275,000 3.300
(e)
06/15/2041
224,121
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
105,000 4.250
06/15/2027
104,499
260,000 4.500
06/15/2032
259,605
585,000 5.000
06/15/2042
571,210
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 3.150
05/01/2031
248,662
650,000 3.450
05/01/2041
517,266
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
140,000 3.000
05/01/2025
137,517
455,000 3.300
05/01/2031
414,549
750,000 3.750
05/01/2040
629,076
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
115,000 2.400
05/01/2026
110,414
160,000 3.000
05/01/2031
149,048
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(e)
05/01/2031
346,208
700,000 3.150
(e)
05/01/2041
567,424

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
$ 165,000 3.250%
05/01/2030
$ 158,493
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
340,000 4.200
05/01/2027
336,242
460,000 4.600
05/01/2032
453,407
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
395,000 2.500
05/01/2029
376,246
715,000 2.875
05/01/2033
668,698
1,435,000 3.000
05/01/2038
1,259,622
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
810,000 3.500
05/01/2029
778,812
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000 2.500
05/01/2024
189,444
195,000 3.000
05/01/2025
191,995
200,000 3.000
05/01/2026
195,724
1,120,000 3.500
05/01/2031
1,112,080
1,355,000 4.000
05/01/2036
1,361,140
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
240,000 2.375
05/01/2026
228,884
285,000 3.000
05/01/2031
254,572
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
7,090,000 4.000
10/01/2028
7,218,563
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,105,980
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,506,216
2,000,000 4.000
06/15/2052
1,590,254
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,385,976
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
400,000 2.350
12/15/2026
377,744
750,000 3.000
12/15/2031
663,484
2,000,000 3.300
12/15/2041
1,553,602
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
201,076
210,000 3.125
05/01/2028
207,835
230,000 3.375
05/01/2032
227,874
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
622,873
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
$ 415,000 5.200%
(e)
05/01/2028
$ 423,089
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 4.625
05/01/2028
302,228
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000 3.000
05/01/2033
4,585,807
5,285,000 3.000
05/01/2037
4,865,545
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
100,000 3.500
05/01/2024
99,726
760,000 3.850
05/01/2029
745,325
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
1,959,958
4,925,000 3.000
05/01/2040
4,347,511
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
530,000 3.450
(e)
05/01/2024
528,595
2,965,000 3.750
(e)
05/01/2029
2,893,608
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,875,000 5.000
11/01/2029
1,907,219
95,000 5.375
11/01/2039
97,102
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
505,000 4.250
(e)
06/15/2028
502,966
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
130,000 3.125
12/15/2025
126,725
735,000 3.625
12/15/2031
682,481
450,000 4.000
12/15/2040
392,667
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
805,792
650,000 5.000
04/01/2031
696,953
10,430,000 5.000
04/01/2048
10,669,702
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
550,000 5.000
04/01/2032
588,514
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
2,029,842
7,000,000 4.000
07/01/2047
7,068,434
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
35,000 3.500
05/01/2024
34,898
360,000 4.000
05/01/2030
351,327
595,000 4.375
05/01/2039
555,000
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
415,000 3.125
(e)
05/01/2030
388,220
475,000 3.625
(e)
05/01/2040
409,865

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Towns At Woodsdale Community Development District
$ 645,000 6.125%
(e)
11/01/2043
$ 667,802
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
295,000 2.300
05/01/2026
281,617
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
70,000 4.375
(e)
11/01/2024
70,034
485,000 5.250
(e)
11/01/2039
503,680
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
240,000 2.500
(e)
05/01/2025
234,683
235,000 3.250
(e)
05/01/2030
225,733
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,190,000 3.125
(e)
11/01/2041
905,416
750,000 4.000
(e)
11/01/2051
594,814
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
105,000 2.500
11/01/2026
99,432
200,000 3.000
11/01/2031
177,471
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
85,000 3.875
05/01/2024
84,855
490,000 4.125
05/01/2029
485,255
Triple Creek Community Development District Special Assessment
Series 2019 B (NR/NR)
30,000 4.875
05/01/2032
30,451
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(e)
11/01/2038
3,782,994
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
55,000 4.000
11/01/2024
54,762
495,000 4.500
11/01/2029
497,511
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,825,018
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
110,000 3.000
11/01/2024
108,641
700,000 3.375
11/01/2030
646,104
TSR Community Development District Special Assessment RB for
Village 1 Project Series 2015 (NR/NR)
215,000 4.375
11/01/2025
214,556
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
200,000 3.000
05/01/2027
190,341
465,000 3.375
05/01/2032
419,064
1,430,000 4.000
05/01/2042
1,218,884
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
1,000,441
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
310,000 4.500
05/01/2030
308,129
500,000 5.375
05/01/2043
496,102
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
$ 225,000 5.125%
05/01/2030
$ 226,866
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
365,000 2.500
05/01/2024
363,907
375,000 2.625
05/01/2025
368,060
390,000 3.000
05/01/2026
382,523
400,000 3.125
05/01/2027
394,549
410,000 3.250
05/01/2028
405,865
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
100,000 4.200
05/01/2026
99,730
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
115,000 3.000
12/15/2024
113,328
1,000,000 3.375
12/15/2030
923,869
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(e)
12/15/2032
1,394,009
2,000,000 5.000
(e)
12/15/2037
2,003,526
4,470,000 5.000
(e)
12/15/2047
4,265,446
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
2,800,000 5.750
05/01/2043
2,834,008
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,413,883
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
600,000 5.125
11/01/2030
605,279
2,000,000 6.000
11/01/2043
2,041,615
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
613,269
Union Park East Community Development District Special
Assessment Boonds for Assessment Area 3 Project Series 2021
(NR/NR)
220,000 3.350
(e)
05/01/2041
171,745
225,000 4.000
(e)
05/01/2051
178,341
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
295,837
310,000 2.500
05/01/2028
303,118
315,000 2.625
05/01/2029
308,981
1,060,000 3.000
05/01/2034
1,020,048
2,130,000 3.125
05/01/2038
1,974,073
1,725,000 3.250
05/01/2040
1,608,025
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
1,002,501
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
885,000 4.300
05/01/2030
887,859

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR) – (continued)
$ 965,000 5.250%
05/01/2043
$ 972,004
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
235,000 3.000
(e)
05/01/2025
231,027
525,000 3.500
(e)
05/01/2031
487,783
975,000 4.000
(e)
05/01/2040
857,831
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
1,000,000 3.625
05/01/2041
825,277
Ventana Community Development District Special Assessment RB
for Hillsborough County Series 2018 (NR/NR)
115,000 4.000
(e)
05/01/2024
114,894
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
1,000,000 4.625
(e)
05/01/2029
1,008,610
1,000,000 5.000
(e)
05/01/2038
1,001,815
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
60,000 4.000
11/01/2024
59,851
390,000 4.500
11/01/2029
392,498
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
65,000 4.000
11/01/2024
64,839
370,000 4.500
11/01/2029
372,377
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
65,000 2.500
(e)
05/01/2026
62,167
130,000 3.100
(e)
05/01/2031
116,822
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
140,000 2.500
(e)
05/01/2026
133,898
260,000 3.100
(e)
05/01/2031
233,644
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
802,936
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
1,000,000 4.250
05/01/2037
929,890
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
955,000 3.750
05/01/2026
941,335
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
345,000 3.250
(e)
05/01/2024
344,520
355,000 3.500
(e)
05/01/2025
351,046
370,000 3.625
(e)
05/01/2026
367,706
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
195,000 4.750
11/01/2025
196,008
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.450
11/01/2042
1,048,535
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 325,000 4.625%
05/01/2030
$ 326,774
450,000 5.375
05/01/2043
454,733
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
245,000 2.375
05/01/2026
234,414
300,000 3.000
05/01/2031
270,320
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
226,597
235,000 4.000
05/01/2040
204,694
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
100,000 2.875
05/01/2025
97,242
250,000 3.250
05/01/2031
226,597
1,050,000 4.000
05/01/2040
914,590
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
80,000 2.875
05/01/2025
77,793
250,000 3.250
05/01/2031
226,597
815,000 4.000
05/01/2040
709,896
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,231
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
380,000 2.000
05/01/2027
353,186
385,000 2.000
05/01/2028
351,608
395,000 2.000
05/01/2029
355,381
150,000 2.125
05/01/2030
132,412
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
500,000 2.300
05/01/2026
475,069
930,000 2.800
05/01/2031
810,936
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,465,000 4.600
05/01/2033
1,467,808
900,000 5.300
05/01/2043
901,900
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
325,000 3.125
05/01/2025
320,569
500,000 3.500
05/01/2030
469,612
930,000 3.750
05/01/2037
816,804
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
910,000 3.800
05/01/2028
907,433
1,810,000 4.000
05/01/2033
1,789,797
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
380,000 2.625
05/01/2024
378,213
1,200,000 3.000
05/01/2029
1,128,564
1,425,000 3.375
05/01/2034
1,302,517
3,775,000 3.550
05/01/2039
3,192,730
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
1,140,000 1.875
(e)
05/01/2025
1,107,376
2,850,000 2.625
(e)
05/01/2030
2,586,410

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR) – (continued)
$ 3,285,000 3.000%
(e)
05/01/2035
$ 2,822,225
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
825,000 4.250
(e)
05/01/2028
825,410
1,250,000 4.375
(e)
05/01/2033
1,252,655
1,025,000 4.850
(e)
05/01/2038
1,022,438
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
310,000 4.000
05/01/2026
317,089
295,000 4.000
05/01/2027
305,386
310,000 4.000
05/01/2028
323,210
325,000 4.000
05/01/2029
338,940
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,695,000 3.500
05/01/2032
1,709,425
1,995,000 4.000
05/01/2037
2,030,150
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
950,000 2.550
05/01/2031
843,100
1,900,000 2.850
05/01/2036
1,572,280
2,400,000 3.000
05/01/2041
1,833,862
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
185,000 4.625
05/01/2027
184,820
235,000 4.875
05/01/2032
235,632
610,000 5.125
05/01/2042
598,940
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
210,000 3.150
05/01/2032
186,835
500,000 3.450
05/01/2042
389,382
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
115,000 3.125
11/01/2027
109,788
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
145,000 3.250
05/01/2027
139,684
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
35,000 3.750
05/01/2024
34,931
220,000 4.000
05/01/2029
216,738
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
135,000 2.625
05/01/2025
132,283
245,000 3.200
05/01/2030
234,262
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB-)
220,000 2.750
11/01/2024
216,436
225,000 3.000
11/01/2025
218,573
230,000 3.200
11/01/2026
223,183
1,400,000 4.125
11/01/2046
1,272,811
Waterford Landing Community Development District Capital
Improvement RB Series 2014 (NR/NR)
520,000 5.500
05/01/2034
521,234
925,000 5.750
05/01/2044
926,305
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
$ 2,145,000 4.000%
05/01/2031
$ 2,146,551
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(e)
11/01/2038
502,745
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
2,340,000 5.500
11/01/2045
2,343,415
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
460,000 4.250
06/15/2030
460,440
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
65,000 3.250
11/01/2024
64,469
375,000 3.625
11/01/2029
360,359
1,000,000 4.000
11/01/2039
880,490
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
907,311
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
380,000 2.750
(e)
05/01/2026
364,462
415,000 3.250
(e)
05/01/2031
375,760
515,000 3.625
(e)
05/01/2041
417,207
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
168,148
300,000 5.125
05/01/2042
290,033
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
190,000 2.650
(e)
05/01/2025
184,254
630,000 3.000
(e)
05/01/2031
549,750
1,725,000 4.000
(e)
05/01/2040
1,505,291
1,595,000 4.000
(e)
05/01/2051
1,268,061
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
295,000 2.400
05/01/2026
281,561
575,000 3.000
05/01/2031
513,695
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
510,000 4.625
05/01/2029
512,163
475,000 5.375
05/01/2042
479,364
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
560,000 4.625
05/01/2030
562,159
770,000 5.375
05/01/2043
775,273
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000 5.000
05/01/2032
2,568,549
1,930,000 4.500
05/01/2034
1,916,182
3,390,000 5.000
05/01/2037
3,410,314
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
130,000 4.000
05/01/2024
129,823
750,000 4.250
05/01/2029
742,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
$ 155,000 2.500%
05/01/2026
$ 148,257
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
481,239
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
330,000 2.500
05/01/2026
315,645
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
65,000 3.625
05/01/2024
64,847
355,000 3.900
05/01/2029
347,712
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
160,000 3.500
(e)
05/01/2024
159,534
810,000 3.750
(e)
05/01/2029
789,206
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
190,000 2.500
05/01/2026
182,218
650,000 3.000
05/01/2031
584,768
1,400,000 3.250
05/01/2041
1,094,482
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 5.000
06/15/2029
90,739
1,000,000 5.750
06/15/2042
1,022,782
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
680,000 4.875
05/01/2028
681,552
1,035,000 5.375
05/01/2043
1,030,647
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
550,000 5.375
05/01/2043
550,554
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
582,743
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
125,000 3.500
(e)
06/15/2024
124,546
1,285,000 3.750
(e)
06/15/2030
1,222,546
3,350,000 4.250
(e)
06/15/2039
3,014,792
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,331,120
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
70,000 3.875
05/01/2024
69,885
500,000 4.370
05/01/2029
500,673
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
130,000 2.400
05/01/2026
124,077
300,000 2.950
05/01/2031
266,504
865,000 3.350
05/01/2041
679,444
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
$ 200,000 4.250%
11/01/2029
$ 198,977
680,000 4.875
11/01/2039
662,626
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
768,552
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
105,000 3.000
05/01/2025
103,125
230,000 3.650
05/01/2030
216,688
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
775,000 4.875
05/01/2036
768,926
250,000 5.000
05/01/2047
234,600
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
465,000 2.500
05/01/2025
453,424
640,000 3.125
05/01/2030
586,249
Wynnfield Lakes Community Development District Special
Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000 4.500
05/01/2036
1,451,619
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
130,000 2.500
05/01/2026
124,334
340,000 3.000
05/01/2031
302,970
1,022,816,911
Georgia - 2.2%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bown Project Series 2009
(Baa1/BBB+/A-2)
3,920,000 3.950
(a)(b)
12/01/2032
3,984,886
Burke County Development Authority Pollution Control RB Fifth
Series 1994 (Baa1/BBB+)
3,000,000 2.150
(a)(b)
10/01/2032
2,964,409
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(Baa1/BBB+)
1,665,000 3.875
(a)(b)
10/01/2032
1,678,918
Burke County Development Authority Pollution Control RB
Second Series 2008 (NR/BBB+)
3,100,000 2.925
(a)(b)
11/01/2048
3,089,808
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
1,055,429
City of Atlanta RB for Water & Wastewater Series 2018 B
(Aa2/AA-)
4,750,000 3.500
11/01/2043
4,489,535
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
2,380,000 5.750
04/01/2053
2,716,787
County of Fulton RB Refunding for Water & Sewerage Series 2013
A (Aa2/AA)
7,585,000 4.000
01/01/2035
7,586,806
Development Authority of Bartow County Pollution Control RB
First Series 1997 (Baa1/BBB+)
5,000,000 1.800
(b)
09/01/2029
4,317,670

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
$ 4,000,000 4.000%
04/01/2050
$ 3,872,167
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,848,485
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
380,000 5.000
03/01/2027
360,696
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
1,971,562
1,850,000 4.000
01/01/2036
1,860,804
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
784,927
500,000 4.000
08/01/2036
505,695
750,000 4.000
08/01/2037
756,393
745,000 4.000
08/01/2038
744,938
Main Street Natural Gas Gas Supply RB Series 2019B (Aa2/NR)
24,050,000 4.000
(a)(b)
08/01/2049
24,103,384
Main Street Natural Gas Gas Supply RB Series 2021A (Aa1/NR)
15,875,000 4.000
(a)(b)
07/01/2052
15,968,153
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A2/NR)
2,800,000 5.000
05/15/2030
2,988,518
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,365,287
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
2,185,000 4.000
12/01/2026
2,187,774
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,257,719
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A2/NR)
1,215,000 5.000
05/15/2028
1,274,584
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
24,500,000 5.000
(a)(b)
09/01/2053
26,210,262
Main Street Natural Gas Inc., Gas Supply RB, Series 2023E-1
(Aa1/NR)
2,760,000 5.000
(a)(b)
12/01/2053
2,970,337
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
2,850,000 5.000
(a)(b)
07/01/2054
2,947,078
Monroe County Development Authority Pollution Control RB First
Series 2009 (Baa1/BBB+/A-2)
1,850,000 1.000
(a)(b)
07/01/2049
1,678,824
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(Baa1/BBB+)
1,940,000 3.875
(a)(b)
12/01/2041
1,956,217
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(Baa1/BBB+)
$ 3,520,000 3.875%
(a)(b)
06/01/2042
$ 3,549,424
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(Baa1/BBB+)
1,940,000 3.875
(a)(b)
04/01/2043
1,956,217
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,439,412
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
4,360,000 5.000
01/01/2025
4,429,909
4,575,000 5.000
01/01/2026
4,736,215
4,805,000 5.000
01/01/2027
5,067,206
5,040,000 5.000
01/01/2028
5,407,110
5,295,000 5.000
01/01/2029
5,714,328
1,080,000 5.000
01/01/2034
1,151,299
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
495,000 5.000
06/01/2031
555,045
400,000 5.000
06/01/2032
447,805
500,000 5.000
06/01/2033
559,366
400,000 4.000
06/01/2034
417,075
500,000 4.000
06/01/2035
516,970
1,000,000 4.000
06/01/2045
970,306
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
2,615,000 4.000
(e)
01/01/2038
2,439,011
Savanah Economic Development Authority Recovery Zone Facility
Revenue Refunding Bonds Series 2019A (Baa2/BBB)
400,000 2.000
(a)(b)
11/01/2033
393,090
Savannah Economic Development Authority Pollution Control RB
Refunding for International Paper Company Series 2019 B
(Baa2/BBB)
1,925,000 1.900
08/01/2024
1,887,588
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000 5.000
07/01/2025
4,912,287
194,047,715
Guam - 0.7%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,265,000 5.250
10/01/2029
1,318,157
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,339,512
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
683,504
550,000 3.189
10/01/2029
480,155
740,000 3.489
10/01/2031
625,243
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba2/B+)
670,000 3.625
02/01/2025
665,055
2,045,000 4.250
02/01/2030
2,054,229
Guam Government GO Bonds Series 2019 (Ba1/BB-)
1,970,000 5.000
11/15/2031
2,053,723

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
$ 2,755,000 5.000%
12/01/2025
$ 2,822,511
2,255,000 5.000
12/01/2026
2,345,725
2,000,000 5.000
12/01/2027
2,077,469
Guam Government RB Refunding Series 2021 E (Ba1/NR)
5,945,000 3.250
11/15/2026
5,728,843
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000 5.000
01/01/2028
554,133
1,100,000 5.000
01/01/2030
1,184,598
1,100,000 5.000
01/01/2031
1,192,705
7,065,000 4.000
01/01/2042
6,763,444
Guam Power Authority RB Series 2014 A (AGM) (A1/AA)
325,000 5.000
10/01/2039
328,109
250,000 5.000
10/01/2044
251,651
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,983,815
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
6,995,000 5.000
01/01/2050
7,199,455
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
125,000 5.000
07/01/2025
127,360
785,000 5.000
07/01/2026
811,462
500,000 5.000
07/01/2027
524,824
525,000 5.000
07/01/2028
551,681
345,000 5.000
07/01/2029
362,680
475,000 5.000
07/01/2030
499,052
700,000 5.000
07/01/2031
734,896
300,000 5.000
07/01/2032
314,730
1,000,000 5.000
07/01/2035
1,046,900
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
9,330,000 5.000
01/01/2046
9,471,232
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000 5.000
07/01/2037
210,758
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
400,000 5.000
07/01/2029
426,617
600,000 5.000
07/01/2031
639,114
250,000 5.000
07/01/2033
266,042
225,000 5.000
07/01/2034
239,593
225,000 5.000
07/01/2036
238,419
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000 5.000
07/01/2048
2,557,988
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Ba1/NR)
300,000 5.000
11/01/2027
316,611
450,000 5.000
11/01/2028
481,024
450,000 5.000
11/01/2029
485,707
375,000 5.000
11/01/2030
406,675
62,365,401
Hawaii - 0.3%
City and County of Honolulu Multifamily Housing RB Maunakea
Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR)
220,000 5.000
(a)(b)
06/01/2027
228,802
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
6,575,000 4.000
03/01/2037
4,464,335
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
$ 12,795,000 3.200%
07/01/2039
$ 8,558,623
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
1,040,000 3.500
10/01/2049
667,776
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
30,000 4.000
05/15/2026
30,130
35,000 5.000
05/15/2030
36,468
150,000 5.000
05/15/2031
155,705
180,000 5.000
05/15/2032
186,331
60,000 3.000
05/15/2033
51,842
100,000 3.000
05/15/2034
85,086
150,000 3.000
05/15/2035
125,684
670,000 3.250
05/15/2039
548,278
575,000 5.000
05/15/2044
580,789
1,000,000 5.000
05/15/2049
1,001,338
State of Hawaii Airports System RB Series 2022A (A1/AA-)
9,000,000 5.000
07/01/2051
9,421,149
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
4,775,000 3.100
05/01/2026
3,598,154
29,740,490
Idaho - 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
3,850,000 5.000
09/01/2051
4,171,553
Nez Perce County PCRB Refunding for Potlatch Corp. Project
Series 2016 (Baa3/BBB-)
4,515,000 2.750
10/01/2024
4,449,851
8,621,404
Illinois - 10.2%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,563,846
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,710,000 3.750
07/01/2041
1,621,227
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AGM-CR) (NR/AA)
7,200,000 5.000
01/01/2035
8,062,528
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,315,042
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
919,832
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000 5.000
12/01/2047
3,256,720
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000 5.000
12/01/2034
1,936,185

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
$ 5,000,000 4.000%
12/01/2041
$ 4,613,864
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
650,000 4.000
10/01/2043
633,837
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
350,000 0.000
(f)
01/01/2026
326,708
165,000 0.000
(f)
01/01/2027
149,119
240,000 0.000
(f)
01/01/2028
209,932
330,000 5.000
01/01/2029
363,039
110,000 5.000
01/01/2031
120,414
1,570,000 5.000
01/01/2032
1,717,670
630,000 5.000
01/01/2033
688,520
1,270,000 5.000
01/01/2034
1,385,768
Chicago Board of Education GO Bonds for Build America Bonds
Series 2009 E (Ba2/BB+)
7,690,000 5.482
12/01/2024
7,618,063
Chicago GO Bonds 2019A (NR/NR)
1,025,000 5.000
01/01/2027
1,097,620
100,000 5.000
01/01/2028
109,650
Chicago GO Bonds 2019A (NR/BBB+)
2,750,000 5.000
01/01/2027
2,876,062
590,000 5.000
01/01/2028
623,747
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
3,550,000 6.000
04/01/2046
3,688,581
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
860,988
500,000 5.000
04/01/2035
514,783
335,000 5.000
04/01/2036
343,903
1,300,000 5.000
04/01/2037
1,329,537
Chicago Illinois Board of Education Dedicated Capital
Improvement Tax Bonds Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,915,091
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
2,105,000 0.000
(f)
12/01/2026
1,882,620
1,625,000 0.000
(f)
12/01/2027
1,397,927
3,005,000 0.000
(f)
12/01/2029
2,389,763
4,465,000 0.000
(f)
12/01/2030
3,406,436
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
465,000 0.000
(f)
12/01/2027
400,022
1,040,000 0.000
(f)
12/01/2028
861,021
90,000 0.000
(f)
12/01/2029
71,574
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
510,000 0.000
(f)
01/01/2031
387,796
Chicago Illinois Board of Education GO Bonds Series 2015 C
(NR/BB+)
2,500,000 6.000
12/01/2035
2,531,428
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
$ 4,070,000 0.000%
(f)
12/01/2031
$ 2,975,435
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba2/BB+)
2,530,000 5.500
12/01/2026
2,619,677
11,080,000 5.500
12/01/2029
11,914,668
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
120,000 0.000
(f)
12/01/2025
111,359
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
2,870,000 5.250
12/01/2039
2,868,937
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba2/BB+)
10,380,000 6.038
12/01/2029
10,252,283
2,500,000 6.138
12/01/2039
2,365,377
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
5,160,000 7.000
12/01/2044
5,372,281
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,455,955
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
1,825,000 5.000
12/01/2024
1,847,597
3,500,000 5.000
12/01/2025
3,588,372
1,270,000 5.000
12/01/2026
1,324,313
2,375,000 5.000
12/01/2027
2,512,487
2,500,000 5.000
12/01/2028
2,679,128
2,750,000 5.000
12/01/2030
2,934,047
4,700,000 5.000
12/01/2031
5,011,262
1,350,000 5.000
12/01/2032
1,438,786
3,800,000 5.000
12/01/2033
4,047,587
1,500,000 5.000
12/01/2034
1,595,473
1,000,000 5.000
12/01/2035
1,059,868
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,329,079
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000 0.000
(f)
12/01/2025
1,854,245
2,000,000 0.000
(f)
12/01/2026
1,786,160
300,000 0.000
(f)
12/01/2027
257,584
2,500,000 4.000
12/01/2027
2,509,452
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,250,000 5.000
12/01/2024
1,258,945
475,000 5.000
12/01/2025
483,640
1,000,000 5.000
12/01/2026
1,031,907
3,060,000 5.000
12/01/2028
3,207,624
1,000,000 5.000
12/01/2029
1,055,565
3,000,000 5.000
12/01/2030
3,137,223
1,000,000 5.000
12/01/2031
1,039,885
1,000,000 5.000
12/01/2032
1,039,298

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2019 B
(NR/BB+) – (continued)
$ 1,000,000 5.000%
12/01/2033
$ 1,038,243
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(f)
01/01/2030
1,186,835
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
880,000 0.000
(f)
01/01/2032
637,648
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
430,000 5.500
01/01/2037
434,625
2,920,000 5.500
01/01/2040
2,940,425
Chicago Illinois GO Bonds Project Refunding Series 2014 A
(Baa3/BBB+)
1,500,000 5.250
01/01/2033
1,500,000
630,000 5.000
01/01/2034
630,000
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000 5.500
01/01/2039
1,330,136
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
4,280,000 5.000
01/01/2029
4,595,962
1,135,000 5.000
01/01/2031
1,211,493
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000 5.000
01/01/2024
2,575,000
4,435,000 5.000
01/01/2025
4,493,442
5,600,000 5.000
01/01/2038
5,627,208
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
375,000 6.000
01/01/2038
393,691
Chicago Illinois Midway Airport RB Refunding Second Lien Series
2013 A (A2/A)
4,235,000 5.500
01/01/2029
4,241,095
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,419,655
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000 5.000
01/01/2037
3,729,059
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
8,955,000 5.250
01/01/2035
9,570,928
Chicago Illinois Sales Tax Refunding Series 2002 (NR/NR)
1,105,000 5.000
01/01/2025
1,124,891
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
576,215
1,330,000 4.000
01/01/2052
1,287,372
Chicago Transit Authority Sales Tax Receipts RB Series 2014
(NR/AA)
25,240,000 5.250
12/01/2049
25,373,727
City of Belleville Sales Tax Revenue Tax Allocation Refunding for
Carlyle and Green Mount Redevelopement Project Series 2021
B (NR/NR)
450,000 3.250
07/01/2029
444,420
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,475,960
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
$ 2,500,000 5.000%
04/01/2045
$ 2,608,894
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
4,725,000 5.500
12/01/2026
4,917,453
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
2,550,000 5.000
12/01/2046
2,489,719
City of Chicago Board of Education UT GO Bonds Series 2012A
(Ba2/BB+)
10,975,000 5.000
12/01/2042
10,834,858
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
2,750,000 5.000
12/01/2046
2,735,027
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,396,113
750,000 5.000
12/01/2038
770,457
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017C (NR/BB+)
500,000 5.000
12/01/2025
509,094
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
4,500,000 5.000
12/01/2036
4,552,709
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,615,199
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
15,000,000 5.000
12/01/2027
15,868,340
5,450,000 5.000
12/01/2029
5,797,237
4,365,000 5.000
12/01/2030
4,632,849
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (NR/BB+)
1,900,000 5.000
12/01/2024
1,913,597
6,495,000 5.000
12/01/2025
6,613,131
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,921,960
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,302,562
City of Chicago Chicago O'Hare International Airport
General Airport Senior Lien RR Bonds Series 2016B
(NON-AMT) (NR/A+)
2,000,000 5.000
01/01/2041
2,045,777
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000 5.000
01/01/2026
4,815,322
670,000 5.000
01/01/2027
701,443
8,835,000 5.000
01/01/2028
9,372,348
940,000 5.000
01/01/2032
1,015,234
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000 5.000
01/01/2027
1,319,131
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000 4.000
01/01/2028
305,427
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000 5.250
(c)
01/01/2028
2,760,496

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Series 2019A (NR/BBB+)
$ 10,995,000 5.500%
01/01/2049
$ 11,452,154
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,956,000 4.000
01/01/2038
2,884,508
5,330,000 4.000
01/01/2044
4,927,340
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,000,000 5.000
01/01/2029
1,073,823
1,950,000 4.000
01/01/2035
1,924,432
3,250,000 5.000
01/01/2035
3,584,966
1,560,000 5.500
01/01/2043
1,657,545
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000 5.000
01/01/2025
2,781,172
2,670,000 5.000
01/01/2029
2,867,107
10,215,000 5.000
01/01/2030
11,092,964
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,639,568
2,010,000 5.000
11/01/2029
2,111,078
1,000,000 5.000
11/01/2030
1,048,300
City of Chicago Midway Airport RB Refunding for Senior Lein
Airport Series 2023C (AMT) (NR/A)
5,700,000 5.000
(h)
01/01/2037
6,328,704
4,750,000 5.000
(h)
01/01/2038
5,236,603
3,935,000 5.000
(h)
01/01/2039
4,325,330
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2014A (A2/A)
1,000,000 5.000
01/01/2031
1,004,572
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2016B (NR/A)
8,000,000 5.000
01/01/2041
8,153,822
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
4,500,000 5.500
01/01/2053
4,855,795
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
12,045,000 5.000
01/01/2032
12,149,512
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
5,660,000 5.000
01/01/2052
5,748,662
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,274,876
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
1,000,000 5.000
01/01/2029
1,008,984
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000 5.000
01/01/2033
4,410,032
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,550,745
City of Chicago Second Lein Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,959,880
1,300,000 5.000
01/01/2036
1,525,205
200,000 5.000
01/01/2037
232,873
1,660,000 5.000
01/01/2038
1,902,122
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Second Lien Wastewater Transmission Revenue
Refunding Bonds Series 2008C (NR/A+)
$ 2,000,000 5.000%
01/01/2035
$ 2,030,283
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,645,000 5.000
11/01/2026
1,741,890
Cook County Community School District No. 97 Oak Park GO
Bonds Series 2020 (Aa2/NR)
200,000 4.000
01/01/2029
210,100
145,000 4.000
01/01/2030
152,070
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
11,765,837
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,588,217
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000 4.000
11/15/2039
3,803,325
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000 4.000
11/15/2047
1,473,816
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,711,810
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
615,000 5.000
11/01/2033
606,048
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BBB+)
1,320,000 5.000
12/01/2034
1,387,792
1,695,000 5.000
12/01/2039
1,736,048
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000 4.000
12/01/2036
2,374,069
1,420,000 4.000
12/01/2037
1,436,064
4,230,000 4.000
12/01/2042
4,259,210
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
507,372
400,000 4.000
12/01/2040
404,903
1,085,000 4.000
12/01/2042
1,095,244
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(e)
08/01/2043
1,262,616
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
1,001,476
685,000 5.000
03/01/2042
682,986
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
1,300,000 4.000
12/15/2032
1,365,429
3,740,000 4.000
12/15/2033
3,927,438
1,700,000 4.000
12/15/2034
1,787,759
1,395,000 4.000
12/15/2035
1,457,374
2,750,000 3.000
12/15/2036
2,682,046
2,000,000 3.000
12/15/2037
1,903,331
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
23,536,619

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
$ 685,000 5.500%
05/15/2026
$ 687,358
725,000 5.500
05/15/2027
727,374
765,000 5.500
05/15/2028
766,708
Illinois Finance Authority RB for Plymouth Place Series 2022B-3
(NR/NR)
1,750,000 4.750
11/15/2027
1,744,409
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
5,600,000 6.125
(e)
04/01/2049
5,267,982
Illinois Finance Authority RB Refunding for American Water
Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A)
1,000,000 3.875
(a)(b)
05/01/2040
1,013,475
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
1,850,000 3.250
05/15/2027
837,125
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(c)
01/01/2028
4,272,500
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
1,155,000 4.000
05/15/2027
1,127,235
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
750,000 5.000
09/01/2026
749,949
500,000 5.000
09/01/2027
501,957
500,000 5.000
09/01/2028
502,649
1,600,000 5.000
09/01/2030
1,606,936
1,000,000 5.000
09/01/2031
1,002,865
1,000,000 5.000
09/01/2032
1,000,421
1,035,000 5.000
09/01/2033
1,031,011
1,150,000 5.000
09/01/2034
1,136,831
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
881,205
3,975,000 5.000
09/01/2046
4,012,648
Illinois Finance Authority RB Refunding for Lawndale Educational
& Regional Network Charter School Obligated Group Series
2021 (NR/BBB)
650,000 4.000
11/01/2041
625,282
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
321,816
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,171,646
Illinois Finance Authority RB Refunding for University of Chicago
Series 2021 A (Aa2/AA-)
1,380,000 5.000
10/01/2037
1,714,580
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000 4.000
(e)
10/01/2042
308,924
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB+)
1,000,000 5.000
12/01/2049
1,006,214
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/AA-)
1,230,000 5.000
01/01/2036
1,363,068
5,290,000 4.000
01/01/2038
5,385,866
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/AA-)
$ 5,985,000 5.000%
01/01/2027
$ 6,376,946
9,605,000 5.000
01/01/2028
10,466,887
11,500,000 5.000
01/01/2029
12,774,199
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
1,500,000 5.000
06/15/2030
1,599,087
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
4,160,000 5.000
06/15/2027
4,177,459
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
480,000 5.000
06/15/2032
512,244
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000 4.500
12/01/2041
379,287
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000 5.000
11/01/2025
2,068,016
13,250,000 5.000
11/01/2026
13,971,875
24,005,000 5.000
11/01/2028
25,768,539
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000 5.000
05/01/2031
17,624,520
1,760,000 5.000
05/01/2042
1,828,701
1,760,000 5.000
05/01/2043
1,827,541
Illinois State GO Bonds Series 2019 A (A3/A-)
8,000,000 5.000
11/01/2024
8,115,044
Illinois State GO Bonds Series 2019 C (A3/A-)
4,980,000 4.000
11/01/2042
4,914,515
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000 5.500
05/01/2039
1,688,413
4,240,000 5.750
05/01/2045
4,666,298
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,215,105
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000 5.000
10/01/2031
2,529,406
Illinois State Toll Highway Authority Toll Highway Senior RB 2019
Series C (Aa3/AA-)
5,000,000 5.000
01/01/2025
5,103,326
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
2,000,000 0.000
(f)
06/15/2034
1,407,703
1,860,000 0.000
(f)
06/15/2038
1,064,364
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
6,920,000 0.000
(f)
12/15/2032
5,135,866
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,370,000 0.000
(f)
12/15/2031
1,052,022
2,190,000 0.000
(f)
06/15/2033
1,597,536
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,144,004
300,000 5.000
12/15/2032
319,431
600,000 5.000
12/15/2033
638,555
500,000 5.000
12/15/2034
531,493
1,260,000 0.000
(g)
12/15/2037
975,803

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(NR/A) – (continued)
$ 3,500,000 0.000%
(g)
12/15/2042
$ 2,609,035
3,850,000 0.000
(g)
12/15/2047
2,804,160
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
5,037,789
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
2,730,000 4.000
06/01/2046
2,736,044
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
4,430,000 5.000
07/01/2029
4,820,651
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
2,705,000 5.000
01/01/2026
2,822,178
Sales Tax Securitization Corp. Bonds Series 2018C (NR/AA-)
4,180,000 5.000
01/01/2025
4,261,013
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
2,240,000 5.000
01/01/2025
2,283,414
3,535,000 5.000
01/01/2026
3,688,133
4,000,000 5.000
01/01/2027
4,261,952
10,905,000 5.000
01/01/2028
11,883,541
485,000 5.000
01/01/2029
538,738
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
2,000,000 5.000
01/01/2026
2,086,639
7,500,000 5.000
01/01/2029
8,330,999
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/AA-)
1,000,000 5.000
01/01/2035
1,156,829
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/AA-)
100,000 5.000
01/01/2036
114,614
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AGM) (A3/AA)
1,000,000 4.000
01/01/2032
1,052,962
325,000 4.000
01/01/2033
342,016
475,000 4.000
01/01/2034
499,454
420,000 4.000
01/01/2035
440,698
470,000 4.000
01/01/2037
486,201
Southwestern Ill Dev Authority Local Govt Revenue Bonds
Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000 0.000
(f)
12/01/2025
5,705,227
Springfield Illinois Senior Lien Electric RB Refunding Series 2015
(AGM) (A1/AA)
4,000,000 3.500
03/01/2030
4,015,216
State of Illinois GO Bonds Series 2014 (A3/A-)
570,000 5.000
02/01/2024
570,662
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000 3.500
06/01/2031
1,115,155
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000 4.250
12/01/2040
1,462,219
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000 3.250
11/01/2026
922,104
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2017C (A3/A-)
$ 12,830,000 5.000%
11/01/2029
$ 13,736,794
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000 5.000
11/01/2027
10,747,662
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000 4.000
11/01/2034
2,041,678
State of Illinois GO Bonds Series 2020D (A3/A-)
5,425,000 5.000
10/01/2024
5,494,401
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000 4.000
03/01/2041
4,195,423
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000 5.500
03/01/2047
960,270
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000 5.500
05/01/2047
3,295,729
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000 5.250
05/01/2038
1,977,266
2,195,000 5.250
05/01/2039
2,455,029
2,700,000 5.250
05/01/2040
3,003,479
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000 5.000
10/01/2028
544,944
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000 4.000
12/01/2033
1,522,506
5,000,000 4.250
12/01/2037
5,054,925
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
5,100,000 5.000
10/01/2027
5,465,345
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,655,639
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
2,200,000 5.625
(e)
03/01/2043
2,158,114
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
370,000 4.000
(e)
01/01/2031
353,011
1,050,000 5.000
(e)
01/01/2045
978,912
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
250,000 5.000
01/01/2024
250,000
2,690,000 5.000
01/01/2030
2,714,831
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,400,000 4.250
01/01/2029
1,360,110
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,350,801
3,235,000 5.000
12/30/2028
3,630,245
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
194,193
1,420,000 4.125
10/01/2046
1,248,203
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (A2/AA)
650,000 4.000
01/01/2034
668,876
886,760,863
Indiana - 0.5%
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,516,453

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
$ 1,550,000 5.125%
06/01/2058
$ 1,563,827
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
570,135
680,000 5.000
09/15/2039
699,373
445,000 4.000
09/15/2044
397,421
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
2,165,000 4.125
12/01/2026
2,136,624
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,489,859
1,000,000 5.000
10/01/2036
1,181,599
1,000,000 5.000
10/01/2037
1,169,277
75,000 5.000
10/01/2038
86,830
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
(h)
10/01/2040
1,107,449
1,500,000 5.000
(h)
10/01/2041
1,653,172
1,700,000 5.000
(h)
10/01/2043
1,856,678
1,600,000 5.000
(h)
10/01/2044
1,740,076
1,250,000 5.000
(h)
10/01/2045
1,344,471
Indiana Finance Authority First Lien Wastewater Utility RB Series
2015A (NR/AA)
16,825,000 5.000
10/01/2045
17,077,346
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
2,300,000 2.100
(a)(b)
11/01/2049
2,200,993
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
185,000 4.000
07/01/2030
175,833
300,000 5.000
07/01/2040
290,183
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
2,110,000 3.000
11/01/2030
1,980,953
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,350,000 3.000
11/01/2030
2,206,274
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
350,000 1.990
11/15/2024
338,651
360,000 2.450
11/15/2025
340,505
465,000 2.520
11/15/2026
429,934
610,000 2.920
11/15/2027
558,830
850,000 3.210
11/15/2028
769,276
880,000 3.260
11/15/2029
778,739
670,000 3.300
11/15/2030
580,232
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
1,300,000 4.000
09/01/2033
1,320,055
47,561,048
Iowa - 0.4%
City of Coralville GO Annual Appopriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
11,148,610
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
$ 1,060,000 4.000%
06/01/2031
$ 1,105,361
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
5,800,000 4.000
(a)(b)
12/01/2050
5,873,688
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series
2021 (Aa3/NR)
5,500,000 1.500
(a)(b)
01/01/2042
5,461,095
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,023,665
2,300,000 5.000
05/15/2055
1,669,043
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
3,300,000 5.000
05/15/2048
2,517,514
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
925,000 5.375
10/01/2052
960,364
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1
(NR/BBB+)
6,025,000 4.000
06/01/2049
6,057,229
35,816,569
Kansas - 0.2%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
825,000 4.000
06/01/2036
748,649
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,752,209
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,015,000 4.000
05/15/2024
1,006,548
1,060,000 5.000
05/15/2025
1,042,277
City of Wichita Health Care Facilities RB Presbyterian Manors,
Inc. Series III, 2019 (NR/NR)
1,110,000 5.000
05/15/2026
1,078,880
Kansas Development Finance Authority Variable Rate Demand
Health Facilities RB for Ku Health System Series 2011J
(NR/AA+/A-1)
6,125,000 3.950
(a)(b)
03/01/2041
6,125,000
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,702,765
15,456,328
Kentucky - 1.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
1,925,000 4.450
(e)
01/01/2042
1,831,038
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
2,250,000 3.700
(e)
01/01/2032
2,156,535
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
525,000 4.700
(e)
01/01/2052
496,868
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,660,751

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
$ 6,100,000 2.000%
02/01/2032
$ 5,129,768
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A)
1,000,000 3.875
(a)(b)
06/01/2040
1,017,780
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
4,121,462
4,400,000 4.000
03/01/2048
4,315,676
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
280,000 4.000
03/01/2046
256,494
330,000 4.000
03/01/2049
294,974
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,231,734
400,000 4.000
06/01/2045
388,440
Kentucky Public Energy Authority Gas Supply RB 2018 Series A
(A1/NR)
1,000,000 4.000
(a)(b)
04/01/2048
1,002,517
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
2,023,687
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
14,765,721
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
10,000,000 4.000
05/15/2038
10,200,160
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,936,382
2,455,000 5.000
10/01/2041
2,675,609
830,000 5.000
10/01/2042
900,717
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000 5.000
10/01/2033
2,207,459
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A2/NR)
32,050,000 4.000
(a)(b)
12/01/2050
31,877,142
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
17,730,000 4.000
(a)(b)
08/01/2052
17,795,268
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,266,689
University of Kentucky General Receipts Refunding Bonds Series
2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000 4.000
04/01/2026
3,308,430
123,861,301
Louisiana - 1.9%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,150,000 4.000
12/01/2024
1,148,424
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB) – (continued)
$ 4,155,000 5.000%
12/01/2025
$ 4,157,142
3,555,000 5.000
12/01/2027
3,539,178
1,600,000 5.000
12/01/2028
1,593,553
City of New Orleans Sewerage Service RB Series 2020 B
(AGM) (NR/AA)
310,000 4.000
06/01/2036
325,007
285,000 4.000
06/01/2037
295,650
310,000 4.000
06/01/2038
318,902
400,000 4.000
06/01/2039
409,405
265,000 4.000
06/01/2040
269,797
Lake Charles Harbor & Terminal District RB Series 2021 (A3/NR)
17,000,000 1.000
(a)(b)
12/01/2051
16,444,821
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
370,000 3.625
(e)
06/01/2024
369,129
2,540,000 3.750
(e)
06/01/2030
2,418,503
5,070,000 4.375
(e)
06/01/2048
4,514,428
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
365,000 2.375
06/01/2026
347,381
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
2,027,966
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,765,000 6.500
(e)
06/15/2038
1,809,660
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(e)
04/01/2035
17,404,511
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
18,260,000 3.500
11/01/2032
17,311,576
Louisiana offshore Terminal Authority Deepwater Port RB
7,900,000 4.200
(a)(b)
09/01/2034
8,161,003
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,273,255
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2013A (NON-AMT) (A3/NR)
6,325,000 4.200
(a)(b)
09/01/2033
6,533,231
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
420,000 5.625
(e)
06/01/2037
425,942
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(e)
06/01/2037
387,109
Louisiana Public Facilities Authority RB for Lincoln Prepatory
School Project Series 2022A (NR/NR)
300,000 6.125
(e)
06/01/2037
300,422

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
$ 3,530,000 3.000%
06/01/2050
$ 2,659,902
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,238,898
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000 4.000
07/01/2044
899,778
Louisiana Public Facilities Authority RB Refunding for Loyola
University New Orleans Series 2021 (Baa1/BBB)
1,435,000 4.000
10/01/2036
1,470,328
885,000 4.000
10/01/2037
898,841
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
3,695,000 4.000
05/15/2042
3,688,773
600,000 5.000
05/15/2046
615,474
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000 4.000
(e)
06/01/2031
802,395
1,235,000 4.000
(e)
06/01/2041
978,307
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
490,000 4.000
(e)
06/01/2031
451,923
1,225,000 4.000
(e)
06/01/2041
970,386
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000 5.000
05/15/2042
2,472,284
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,626,311
1,400,000 5.000
07/01/2036
1,620,756
200,000 5.000
07/01/2037
229,271
1,425,000 5.000
07/01/2038
1,618,595
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (Baa3/BBB-)
7,210,000 4.050
(a)(b)
06/01/2037
7,129,214
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (Baa3/BBB-)
21,235,000 2.200
(a)(b)
06/01/2037
20,080,264
Parish of St. John The Baptist Revenue Refunding Bonds Series
2017 (Baa3/BBB-)
15,505,000 2.100
(a)(b)
06/01/2037
15,295,377
163,533,072
Maine - 0.2%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (Baa1/A-)
800,000 3.000
01/01/2027
797,767
300,000 5.000
01/01/2028
325,733
225,000 5.000
01/01/2029
249,374
270,000 5.000
01/01/2030
304,257
370,000 5.000
01/01/2031
418,666
810,000 5.000
01/01/2032
908,642
890,000 5.000
01/01/2033
996,849
620,000 5.000
01/01/2034
693,939
City of Portland, Maine General Airport Refunding RB Series 2016
(NON-AMT) (Baa1/A-)
1,295,000 5.000
01/01/2038
1,321,566
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine – (continued)
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
$ 500,000 5.000%
12/01/2024
$ 505,922
450,000 5.000
12/01/2025
461,781
1,530,000 5.000
12/01/2026
1,597,591
1,500,000 5.000
12/01/2027
1,589,655
1,000,000 5.000
12/01/2028
1,068,460
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
200,000 4.000
07/01/2045
198,132
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
6,541,220
Maine Health & Higher Educational Facilities Authority RB
Refunding for Northern Light Health Obligated Group Series
2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000 2.500
07/01/2029
499,203
18,478,757
Maryland - 1.0%
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
417,458
650,000 4.500
09/01/2033
643,940
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,738,242
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
100,000 2.750
(e)
06/01/2024
99,366
40,000 3.000
(e)
06/01/2024
39,740
125,000 2.800
(e)
06/01/2025
122,428
135,000 2.850
(e)
06/01/2026
130,518
175,000 2.950
(e)
06/01/2027
167,172
190,000 3.050
(e)
06/01/2028
178,816
200,000 3.150
(e)
06/01/2029
186,762
300,000 3.375
(e)
06/01/2029
281,395
200,000 3.200
(e)
06/01/2030
184,893
200,000 3.250
(e)
06/01/2031
183,767
250,000 3.300
(e)
06/01/2032
227,790
270,000 3.350
(e)
06/01/2033
243,668
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
245,000 3.000
07/01/2024
243,996
945,000 4.000
07/01/2029
932,619
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
439,040
525,000 4.000
01/01/2039
518,718
1,175,000 4.000
01/01/2040
1,150,796
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
627,147
530,000 4.000
01/01/2033
539,911
600,000 4.000
01/01/2034
610,456
1,435,000 4.000
01/01/2037
1,442,507
1,240,000 4.000
01/01/2038
1,241,930
1,530,000 4.000
01/01/2040
1,505,501

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
$ 410,000 5.700%
07/01/2029
$ 410,806
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000 3.750
07/01/2039
1,258,141
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
255,000 4.000
07/01/2040
237,168
Hagerstown Stadium Authority Multi-Use Sports and Events
Facility Lease RB Series 2022A (Aa2/NR)
1,990,000 5.000
06/01/2040
2,240,098
2,085,000 5.000
06/01/2041
2,337,345
2,190,000 5.000
06/01/2042
2,443,669
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,540,834
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa2/BBB+)
1,625,000 4.100
(a)(b)
10/01/2036
1,659,254
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,150,000 5.000
11/12/2028
3,232,884
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000 5.000
06/01/2049
1,031,641
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Baa3/NR)
5,505,000 3.997
04/01/2034
4,419,313
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
10,850,000 5.500
01/01/2046
11,067,678
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/BBB+)
390,000 4.000
10/01/2025
392,852
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
800,000 3.250
07/01/2039
683,543
350,000 4.000
07/01/2040
351,434
750,000 4.000
07/01/2045
727,986
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
425,000 4.000
10/01/2027
434,043
440,000 4.000
10/01/2028
452,214
355,000 4.000
10/01/2029
366,157
475,000 4.000
10/01/2030
490,807
795,000 3.000
10/01/2034
743,380
475,000 4.000
10/01/2040
467,122
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000 4.000
01/01/2038
823,860
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(e)
05/01/2042
624,570
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
$ 250,000 5.250%
(e)
07/01/2033
$ 252,049
300,000 5.875
(e)
07/01/2043
302,005
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2020B-1
(A2/A)
3,325,000 5.000
(a)(b)
07/01/2045
3,381,908
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000 0.000
(f)
05/01/2051
2,999,694
10,300,000 0.000
(f)
05/01/2052
2,843,611
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B)
3,000,000 5.000
09/01/2032
3,055,342
1,250,000 5.000
09/01/2035
1,266,805
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000 4.500
06/01/2033
388,860
675,000 4.875
06/01/2042
677,847
Prince George's County GO Bonds Consolidated Public
Improvement Bonds Series 2014A (Aaa/AAA)
4,010,000 4.000
09/01/2032
4,021,101
1,545,000 4.000
09/01/2033
1,549,255
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aaa/AAA)
10,000,000 5.000
06/01/2037
11,770,531
89,044,383
Massachusetts - 0.7%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
2,240,000 5.000
05/01/2053
2,472,602
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000 4.000
07/01/2051
9,974,246
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
6,308,793
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,500,000 5.000
(e)
11/15/2028
1,582,296
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
206,347
245,000 5.000
12/01/2042
249,747
Massachusetts Development Finance Agency RB Refunding for
Milford Regional Medical Center Obligated Group Series 2020
G (NR/B+)
125,000 5.000
(e)
07/15/2024
125,661
125,000 5.000
(e)
07/15/2025
125,506
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000 5.000
10/01/2029
471,600
325,000 5.000
10/01/2030
366,052
450,000 5.000
10/01/2031
498,648
400,000 5.000
10/01/2032
442,453

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding
for Wellforce Obligated Group Series 2020 C
(AGM) (NR/AA) – (continued)
$ 500,000 5.000%
10/01/2033
$ 551,952
450,000 5.000
10/01/2034
493,075
Massachusetts Development Finance Agency Sustainablilty RB for
Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000 5.000
07/01/2025
680,670
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
825,000 5.000
07/01/2038
838,452
1,850,000 5.000
07/01/2039
1,872,996
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa2/AA+)
3,500,000 5.000
11/15/2039
3,641,127
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2018 Series B (Aa3/AA)
10,735,000 4.000
02/15/2041
10,738,067
Massachusetts State GO Bonds Consolidated Loan Series 2018 D
(Aa1/AA+)
4,030,000 4.000
05/01/2039
4,141,500
Massachusetts Water Resources Authority General Revenue
Refunding Bonds, 2014 Series F (Aa1/AA+)
7,915,000 4.000
(c)
08/01/2024
7,970,371
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
8,154,019
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
2,760,000 5.000
10/01/2052
3,033,286
64,939,466
Michigan - 2.5%
City of Detroit Downtown Development Authority Tax Increment
RR Bonds, Series 2018A (AGM) (NR/AA)
700,000 5.000
07/01/2030
705,261
1,785,000 5.000
07/01/2031
1,797,979
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,843,183 4.000
(b)
04/01/2044
37,645,269
City of Detroit GO Bonds Series 2020 (Ba1/BB+)
265,000 5.000
04/01/2024
265,532
275,000 5.000
04/01/2025
278,462
290,000 5.000
04/01/2026
297,660
615,000 5.000
04/01/2027
640,564
645,000 5.000
04/01/2028
682,126
455,000 5.000
04/01/2029
486,967
710,000 5.000
04/01/2030
768,138
City of Detroit GO Bonds Series 2021 A (Ba1/BB+)
1,365,000 5.000
04/01/2030
1,476,773
2,280,000 5.000
04/01/2036
2,446,777
250,000 5.000
04/01/2038
264,116
1,500,000 5.000
04/01/2039
1,576,327
City of Detroit GO Bonds Series 2021 B (Ba1/BB+)
400,000 2.189
04/01/2024
395,309
500,000 2.511
04/01/2025
474,051
675,000 2.711
04/01/2026
620,810
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Ba1/BB+)
1,000,000 5.250
05/01/2024
1,003,571
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Ba1/BB+) – (continued)
$ 1,750,000 5.250%
05/01/2025
$ 1,779,452
1,250,000 5.250
05/01/2026
1,291,511
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (Ba1/BB+)
1,880,000 5.000
04/01/2037
2,002,506
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Ba1/BB+)
1,250,000 5.000
04/01/2035
1,348,313
Detroit Downtown Development Authority RB Refunding for
Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000 5.000
07/01/2026
1,083,607
1,130,000 5.000
07/01/2027
1,139,102
1,000,000 5.000
07/01/2028
1,008,055
300,000 5.000
07/01/2029
302,343
1,650,000 5.000
07/01/2033
1,661,109
3,495,000 5.000
07/01/2037
3,511,705
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(b)
04/01/2044
1,892,596
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
11,250,000 4.390
(d)
07/01/2032
10,694,597
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,781,414
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000 5.250
07/01/2035
11,049,754
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
18,674,406
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
988,991
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
485,000 4.000
11/15/2031
451,653
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
551,296
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
3,700,000 4.000
11/15/2050
3,471,278
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
6,138,096
13,070,000 4.000
02/15/2050
12,341,215
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2014D (Aa3/AA-)
1,000,000 5.000
07/01/2032
1,004,585
400,000 5.000
07/01/2034
402,107

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2015C (A1/A+)
$ 3,000,000 5.000%
07/01/2034
$ 3,055,744
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewer Series 2014 D-1
(NATL) (A1/A+)
650,000 5.000
07/01/2036
652,790
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Local Project Senior Lien Series
2014 C-3 (AGM) (Aa3/AA)
325,000 5.000
07/01/2032
326,648
250,000 5.000
07/01/2033
251,427
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2015 D-2
(A1/A+)
2,100,000 5.000
07/01/2034
2,138,102
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB)
995,000 3.500
09/01/2030
912,867
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/A-)
450,000 4.000
09/01/2045
432,709
475,000 4.000
09/01/2050
437,083
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
6,600,000 5.000
06/01/2040
6,956,566
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-1 Class 2 (NR/BBB+)
1,150,000 5.000
06/01/2049
1,185,851
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
101,825,000 0.000
(f)
06/01/2065
10,941,056
Michigan Strategic Fund Limited Obligation RB Dte Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,333,906
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
15,000,000 4.250
12/31/2038
15,188,205
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
7,500,000 1.450
09/01/2030
6,461,065
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,313,081
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(f)
06/01/2058
1,685,206
Universal Academy RB Refunding Series 2021 (NR/BBB-)
265,000 2.000
12/01/2026
248,553
500,000 4.000
12/01/2031
478,995
Van Buren Public Schools Michigan GO Unlimited Refunding
Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000 4.000
11/01/2026
2,571,833
2,585,000 4.000
11/01/2027
2,710,936
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Warren Consolidated School District Unlimited Tax GO Refunding
Bonds for School Building and Site Bonds Series 2016
(Q-SBLF) (NR/AA)
$ 3,705,000 5.000%
05/01/2027
$ 3,892,335
Warren Consolidated Schools GO Bonds  Series 2016
(Q-SBLF) (NR/AA)
1,145,000 5.000
05/01/2025
1,176,321
1,215,000 5.000
05/01/2026
1,281,411
Washtenaw County Ypsilanti Community Schools GO Refunding
Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000 2.019
05/01/2025
559,245
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A)
400,000 5.000
12/01/2033
423,209
1,065,000 5.000
12/01/2034
1,123,499
650,000 5.000
12/01/2035
683,232
800,000 5.000
12/01/2036
837,481
880,000 5.000
12/01/2037
916,793
221,571,532
Minnesota - 0.3%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,315,000 4.000
07/01/2031
1,212,690
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,225,309
2,940,000 2.000
12/01/2030
2,690,120
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
708,330
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BBB-)
355,000 3.000
12/01/2030
325,968
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke'S Hospital of Duluth Obligated Group) Series
2022A (NR/BB+)
450,000 5.000
06/15/2031
482,869
475,000 5.000
06/15/2033
512,794
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
2,160,000 4.250
02/15/2048
2,076,524
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/BB+)
325,000 5.000
06/15/2027
336,620
460,000 5.000
06/15/2028
482,088
400,000 5.000
06/15/2029
422,594
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
370,000 3.000
07/01/2024
366,128
400,000 3.000
07/01/2025
387,390
360,000 3.000
07/01/2026
341,129
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
650,000 3.250
03/01/2024
649,027
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
380,103

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Independent School District No. 709, (Duluth) St. Louis County,
Minnesota Full Term Refunding Certificates of Participation,
Series 2019B (SD CRED PROG) (Aa1/NR)
$ 375,000 5.000%
02/01/2025
$ 383,325
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
454,508
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000 4.000
12/01/2026
165,931
165,000 4.000
12/01/2027
166,569
205,000 4.000
12/01/2028
207,524
125,000 4.000
12/01/2029
126,552
250,000 4.000
12/01/2030
252,433
170,000 4.000
12/01/2031
171,250
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,650,000 4.000
12/01/2026
5,731,727
Minnesota State Trunk Highway GO Refunding Bonds Series 2017
E (Aaa/AAA)
1,680,000 3.000
10/01/2029
1,696,570
State of Minnesota GO State Various Purpose Bonds Series 2015A
(Aaa/AAA)
5,500,000 5.000
08/01/2035
5,657,540
28,613,612
Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB)
9,500,000 2.650
(a)(b)
04/01/2037
9,085,167
Mississippi Business Finance Corp. Exempt Facilities RB for
Enviva Project Series 2022 (Caa2/CC)
2,350,000 7.750
(a)(b)
07/15/2047
1,472,318
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
440,000 5.000
(e)
10/01/2024
442,550
660,000 5.000
(e)
10/01/2025
668,181
750,000 5.000
(e)
10/01/2026
767,471
700,000 5.000
(e)
10/01/2027
723,857
950,000 5.000
(e)
10/01/2028
991,830
700,000 5.000
(e)
10/01/2029
736,211
175,000 5.000
(e)
10/01/2030
185,010
1,300,000 5.000
(e)
10/01/2031
1,377,189
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000 4.000
(c)
11/01/2025
1,024,171
17,473,955
Missouri - 0.6%
Cape Girardeau County IDA Health Facilities RB for
SoutheastHEALTH Obligated Group Series 2021 (A1/A+)
1,200,000 4.000
03/01/2041
1,204,598
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
603,557
1,060,000 2.625
10/01/2046
681,187
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,656,062
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
$ 355,000 5.000%
09/01/2029
$ 370,029
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
700,000 4.500
(e)
12/01/2029
689,276
Kansas City Industrial Development Authority RB for Kansas City
International Airport Series 2019 A (A2/A-)
4,410,000 5.000
03/01/2031
4,705,166
Kansas City Industrial Development Authority RB for Kansas City
International Airport Series 2019 C (A2/A-)
2,000,000 5.000
03/01/2033
2,215,881
3,200,000 5.000
03/01/2034
3,536,150
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A-)
5,000,000 5.000
03/01/2034
5,324,579
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
4,010,633
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
2,585,000 5.000
09/01/2043
2,686,594
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
370,000 4.000
08/01/2036
317,651
475,000 4.000
08/01/2041
372,659
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
860,000 5.000
09/01/2027
885,266
1,065,000 5.000
09/01/2031
1,104,470
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
420,000 4.000
02/15/2037
428,926
500,000 4.000
02/15/2039
504,050
1,850,000 4.000
02/15/2044
1,820,692
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
495,000 3.000
10/01/2026
482,964
875,000 4.000
10/01/2031
846,053
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
306,619
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
210,000 5.000
10/01/2026
221,081
210,000 5.000
10/01/2029
233,731
150,000 5.000
10/01/2032
167,202
240,000 4.000
10/01/2034
250,388
125,000 4.000
10/01/2035
130,023
150,000 4.000
10/01/2036
155,670
170,000 4.000
10/01/2037
174,830
145,000 4.000
10/01/2038
147,730
110,000 4.000
10/01/2039
111,396

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
$ 350,000 3.000%
05/01/2024
$ 348,222
250,000 3.000
05/01/2026
240,370
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
6,333,420
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-)
4,000,000 3.500
(a)(b)
05/01/2038
3,973,555
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
675,000 4.000
02/15/2038
683,335
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,864,302
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
1,000,000 5.000
(e)
10/01/2033
1,001,625
51,789,942
Montana - 0.1%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
621,337
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,955,655
4,576,992
Nebraska - 0.1%
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
429,483
2,000,000 4.000
01/01/2035
2,067,120
1,250,000 4.000
01/01/2036
1,286,280
1,185,000 4.000
01/01/2037
1,211,316
1,500,000 4.000
01/01/2038
1,522,477
2,000,000 4.000
01/01/2039
2,020,668
8,537,344
Nevada - 0.5%
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
195,000 3.500
06/01/2025
192,425
180,000 3.500
06/01/2026
176,212
190,000 3.500
06/01/2027
184,977
140,000 3.500
06/01/2028
135,030
160,000 3.500
06/01/2029
151,911
160,000 3.250
06/01/2030
147,464
295,000 3.250
06/01/2031
269,222
395,000 3.500
06/01/2032
364,515
440,000 3.500
06/01/2033
402,759
945,000 3.500
06/01/2034
852,097
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
$ 335,000 2.750%
06/01/2033
$ 268,170
730,000 2.750
06/01/2036
548,542
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
235,000 4.250
06/01/2034
231,131
230,000 4.625
06/01/2043
224,094
370,000 4.625
06/01/2049
350,656
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Ba1/NR)
1,180,000 2.750
(e)
06/15/2028
1,120,863
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A)
1,300,000 3.750
(a)(b)
01/01/2036
1,314,650
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
4,100,849
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
615,000 5.000
06/15/2033
699,356
850,000 5.000
06/15/2034
965,058
855,000 4.000
06/15/2038
881,955
950,000 4.000
06/15/2039
977,187
700,000 4.000
06/15/2040
715,810
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
120,486
105,000 5.000
06/15/2032
119,580
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,752,011
Henderson Local Improvement District No. T-18 Limited
Obligation Series 2016 (NR/NR)
1,670,000 4.000
09/01/2035
1,547,428
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,260,000 4.000
09/01/2025
1,256,078
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,270,000 4.000
07/01/2049
3,162,681
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
1,180,000 5.000
07/01/2026
1,243,137
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
640,000 5.000
07/01/2026
674,244
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,853,780
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,288,604
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021C (Aa1/AA)
7,305,000 5.000
06/01/2025
7,525,043
State of Nevada GO Refunding Bonds for Capital Improvements &
Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000 5.000
11/01/2026
5,144,028

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
$ 1,700,000 5.000%
07/01/2040
$ 1,745,686
44,707,719
New Hampshire - 0.7%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,907,253
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,780,149
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
4,700,000 4.000
01/01/2041
3,877,902
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
9,262,346
1,135,000 5.000
08/01/2033
1,203,964
4,200,000 5.000
08/01/2034
4,450,313
7,085,000 5.000
08/01/2035
7,481,134
5,430,000 5.000
08/01/2036
5,710,722
5,975,000 5.000
08/01/2037
6,254,025
5,945,000 5.000
08/01/2038
6,189,505
2,535,000 5.000
08/01/2039
2,631,187
2,790,000 5.000
08/01/2040
2,890,850
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AA+)
2,225,000 5.000
06/01/2028
2,455,116
64,094,466
New Jersey - 4.4%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017
A (BAM ST AID WITHHLDG) (A2/AA)
300,000 5.000
03/01/2024
300,816
250,000 5.000
03/01/2026
260,945
Atlantic County Improvement GO Lease RB for Stockton
University Altantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,670,099
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,227,910
1,455,000 3.000
02/15/2050
1,216,450
Essex County Improvement Authority RB for Friends of TEAM
Academy Charter School Obligated Group Series 2021
(NR/BBB)
470,000 4.000
06/15/2038
464,374
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
1,100,000 3.000
09/01/2034
1,067,299
1,350,000 3.000
09/01/2035
1,286,271
1,350,000 3.000
09/01/2036
1,263,674
1,350,000 3.000
09/01/2037
1,229,452
1,350,000 3.000
09/01/2038
1,213,247
1,100,000 3.000
09/01/2039
980,220
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/B)
$ 500,000 5.000%
07/01/2032
$ 502,342
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A2/A-)
4,000,000 5.500
06/15/2033
4,250,673
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A2/A-)
5,805,000 5.000
06/15/2028
6,383,958
10,295,000 5.000
06/15/2029
11,351,612
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,300,000 5.000
06/01/2042
1,342,100
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A2/A-)
1,955,000 5.000
06/15/2024
1,972,404
9,340,000 5.000
06/15/2029
10,321,356
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000 3.000
06/01/2032
777,182
1,545,000 5.000
06/01/2032
1,643,101
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A2/A-)
6,415,000 5.000
(c)
12/15/2026
6,879,173
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds , 2024 Series SSS (A2/A-)
1,610,000 5.250
(h)
06/15/2036
1,920,324
1,675,000 5.250
(h)
06/15/2038
1,951,224
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
1,465,000 5.250
(h)
06/15/2037
1,729,574
1,675,000 5.250
(h)
06/15/2039
1,937,607
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
6,025,000 5.250
09/15/2029
6,036,091
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB-)
1,100,000 5.625
11/15/2030
1,109,019
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
1,000,000 5.000
10/01/2047
1,003,647
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,380,000 5.000
06/15/2037
5,704,340
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/BBB+)
10,325,000 5.375
01/01/2043
10,326,691
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+)
4,850,000 3.750
(a)(b)
11/01/2034
4,898,690

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(B3/BB)
$ 1,600,000 4.000%
07/01/2042
$ 1,182,908
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,250,000 3.000
07/01/2040
1,065,837
New Jersey Housing & Mortgage Finance
Agency Multi-Family RB 2021 Series B
(NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
1,320,000 0.650
05/01/2024
1,308,392
2,555,000 0.750
11/01/2024
2,471,308
1,910,000 0.900
11/01/2025
1,793,054
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
19,370,000 0.000
(f)
12/15/2036
12,349,497
New Jersey State Turnpike Authority RB Series 2015 E (A1/AA-)
1,675,000 5.000
01/01/2032
1,706,743
5,000,000 5.000
01/01/2045
5,054,978
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
290,000 0.000
(f)
12/15/2025
271,334
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A2/A+)
2,200,000 5.000
06/15/2027
2,310,179
New Jersey Transportation Trust Fund Authority RB  Series 2016
(A2/A+)
2,435,000 5.000
06/15/2030
2,558,725
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
4,805,000 0.000
(f)
12/15/2035
3,215,399
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
3,000,000 0.000
(f)
12/15/2035
1,988,753
11,270,000 0.000
(f)
12/15/2038
6,400,419
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
9,735,000 0.000
(f)
12/15/2026
8,847,824
1,325,000 0.000
(f)
12/15/2031
1,023,852
5,000,000 0.000
(f)
12/15/2036
3,155,504
1,495,000 0.000
(f)
12/15/2037
893,634
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
755,000 5.000
06/15/2046
763,810
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000 0.000
(f)
12/15/2031
15,829,116
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
26,425,000 0.000
(f)
12/15/2036
16,676,839
33,225,000 0.000
(f)
12/15/2037
19,860,194
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
230,000 0.000
(f)
12/15/2033
165,214
30,275,000 0.000
(f)
12/15/2038
17,193,672
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
$ 1,620,000 5.000%
12/15/2039
$ 1,762,401
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
735,000 5.000
06/15/2030
772,346
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
2,905,000 4.000
12/15/2031
3,040,588
2,070,000 5.000
12/15/2032
2,282,040
7,775,000 5.000
12/15/2034
8,512,000
8,840,000 5.000
12/15/2035
9,633,822
3,455,000 5.000
12/15/2036
3,754,648
2,410,000 4.250
12/15/2038
2,456,390
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
8,320,000 5.000
12/15/2033
9,144,986
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
120,000 3.000
06/15/2050
96,120
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
4,600,000 4.000
06/15/2045
4,588,417
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
4,675,000 4.250
06/15/2044
4,764,196
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2014 BB-1 (A2/A-)
6,155,000 5.000
06/15/2030
6,810,408
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
3,060,000 5.000
06/15/2034
3,356,783
10,000,000 5.000
06/15/2037
10,833,498
3,000,000 5.250
06/15/2043
3,202,356
10,000,000 4.500
06/15/2049
10,123,314
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
2,000,000 4.000
06/15/2044
2,003,060
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
6,255,000 0.000
(f)
12/15/2032
4,662,797
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
3,530,000 0.000
(f)
12/15/2029
2,928,657
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A2/A-)
2,500,000 5.000
12/15/2032
2,811,023
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
4,550,000 4.250
06/15/2040
4,730,310
2,000,000 5.250
06/15/2041
2,297,388
3,000,000 5.250
06/15/2042
3,424,687
New Jersey Turnpike Authority Turnpike RB Series 2014 A
(A1/AA-)
10,000,000 5.000
01/01/2034
10,065,350
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
3,000,000 4.000
01/01/2043
2,990,280

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
$ 1,400,000 4.500%
01/01/2048
$ 1,449,245
4,725,000 5.250
01/01/2052
5,309,586
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
926,295
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa2/BBB+)
2,055,000 4.450
03/01/2025
2,058,118
South Jersey Port Corp. RB Refunding for Marine Terminal Series
2012 R (A3/BBB)
730,000 4.000
01/01/2024
730,000
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A3/NR)
1,020,000 5.000
01/01/2037
1,069,962
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
5,585,000 5.000
01/01/2048
5,702,692
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
801,519
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
17,605,000 5.000
06/01/2046
17,869,270
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
6,455,000 6.750
(e)
12/01/2041
4,179,089
385,452,691
New Mexico - 0.2%
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
6,000,000 1.800
04/01/2029
5,367,726
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB)
6,835,000 3.900
(a)(b)
06/01/2040
6,923,874
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 4.000
09/01/2025
177,249
200,000 5.000
09/01/2029
221,202
450,000 5.000
09/01/2030
505,076
300,000 5.000
09/01/2031
336,444
350,000 5.000
09/01/2032
392,487
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Recepits Tax Increment Bonds Series 2022
(NR/NR)
637,000 3.750
(e)
05/01/2028
613,397
1,035,000 4.000
(e)
05/01/2033
943,342
15,480,797
New York - 7.3%
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
1,400,000 5.000
07/15/2042
1,405,440
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
110,000 4.000
06/15/2025
109,710
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
$ 200,000 4.000%
06/15/2027
$ 197,260
200,000 4.000
06/15/2028
196,351
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
725,000 5.000
06/15/2042
724,980
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
618,629
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
1,425,000 5.000
(e)
12/01/2041
1,288,654
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,633,557
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
300,000 4.000
(e)
06/15/2031
281,168
425,000 4.000
(e)
06/15/2041
343,337
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
2,465,000 4.000
(e)
06/15/2027
2,324,731
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
350,000 5.000
(e)
06/15/2033
361,165
425,000 5.250
(e)
06/15/2043
423,961
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(e)
07/01/2032
266,901
2,500,000 6.500
(e)
07/01/2042
2,508,064
850,000 6.500
(e)
07/01/2052
843,998
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(e)
07/01/2032
881,431
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
749,465
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-)
7,920,000 4.250
(a)(b)
04/01/2042
7,988,204
City of New Rochelle RB for Iona College Project Series 2015 A
(Baa2/BBB)
325,000 5.000
07/01/2025
332,086
335,000 5.000
07/01/2026
340,468
425,000 5.000
07/01/2027
432,472
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
3,019,920
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,891,026
3,900,000 4.500
05/01/2049
4,007,018
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,755,889
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
14,639,639

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
$ 1,000,000 5.000%
07/01/2045
$ 1,033,639
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
517,946
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
29,200,000 0.000
(e)(f)
06/01/2060
1,897,585
Essex County IDA Environmental Improvement Revenue
Refunding Bonds Series 2019A (Baa2/BBB)
500,000 2.100
(a)(b)
03/01/2027
491,725
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aaa/NR)
(SOFR + 0.50%)
6,756,995 5.952
(d)
01/25/2033
6,750,222
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
200,000 5.000
12/01/2025
205,124
Metropolitan Tranportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A3/A-)
5,000,000 4.000
11/15/2047
4,816,632
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A3/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,709,503
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
645,000 5.000
11/15/2027
669,133
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
9,325,000 4.750
11/15/2045
9,603,119
4,445,000 5.000
11/15/2050
4,669,444
1,800,000 5.250
11/15/2055
1,907,571
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
3,275,000 5.000
11/15/2029
3,634,992
1,450,000 5.000
11/15/2030
1,627,912
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A3/A-)
1,340,000 5.000
11/15/2027
1,432,655
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
2,465,000 4.000
11/15/2032
2,525,475
Metropolitan Transportation Authority RB Refunding Series 2016
B (A3/A-)
545,000 5.000
11/15/2027
569,503
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
530,000 5.000
11/15/2029
553,302
755,000 5.250
11/15/2031
794,926
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/A-)
595,000 5.000
11/15/2028
621,905
Metropolitan Transportation Authority Transportation RB Series
2015A-1 (A3/A-)
475,000 5.000
11/15/2025
484,332
Metropolitan Transportation Authority Transportation RB Series
2015B (A3/A-)
2,340,000 5.250
11/15/2055
2,359,032
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
$ 11,050,000 5.000%
11/15/2044
$ 11,500,091
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000 4.000
11/15/2047
4,890,017
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
3,000,000 4.000
11/15/2047
2,889,979
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,750,000 5.000
11/15/2027
4,043,823
400,000 5.000
11/15/2028
438,649
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017B (A3/A-)
1,655,000 5.000
11/15/2025
1,718,827
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
2,765,000 5.000
11/15/2027
2,981,645
MTA Hudson Rail Yards Trust Obligations Series 2016A (A3/NR)
2,000,000 5.000
11/15/2056
1,999,922
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(f)
06/01/2060
5,111,794
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
1,045,000 2.250
10/01/2029
992,601
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,560,881
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
2,175,000 4.000
03/01/2045
2,162,649
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,365,000 3.000
03/01/2036
2,210,800
2,555,000 3.000
03/01/2040
2,239,724
1,925,000 4.000
03/01/2045
1,910,894
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2011 Series
DD (Aa1/AA+/A-1)
4,085,000 3.850
(a)(b)
06/15/2043
4,085,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
6,150,000 5.000
06/15/2046
6,446,643
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
1,019,414
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2032
5,198,118
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
19,333,460

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
$ 6,000,000 5.500%
11/01/2045
$ 7,029,120
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
833,749
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
6,490,000 5.500
05/01/2042
7,797,975
3,500,000 5.500
05/01/2053
4,082,646
New York Convention Center Development Corp. Revenue
Refunding Bonds Series 2015 (A2/NR)
3,755,000 5.000
11/15/2030
3,849,610
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(f)
06/01/2060
9,965,021
New York Housing Development Corp. Multi-Family Mortgage RB
for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000 3.500
02/15/2048
4,794,218
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
2,300,000 5.150
(e)
11/15/2034
2,302,748
6,500,000 5.375
(e)
11/15/2040
6,507,991
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(e)
11/15/2044
4,203,299
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
18,210,000 5.000
(e)
11/15/2044
18,045,912
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
855,000 2.625
09/15/2069
790,032
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
972,620
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000 5.000
03/01/2044
10,326,777
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
7,522,716
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
483,583
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(c)
08/15/2026
2,707,721
New York State Dormitory Authority Personal Income Tax General
Purpose RB Series 2020A (Aa1/NR)
25,000,000 4.000
03/15/2043
25,227,478
New York State Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
10,000,000 4.000
03/15/2038
10,576,850
New York State Dormitory Authority RB Refunding for Bidding
Group 1 Series 2018 C (Aa1/AA+)
1,810,000 5.000
03/15/2026
1,907,658
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
$ 1,400,000 5.000%
07/01/2033
$ 1,484,984
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
96,578
100,000 3.670
07/01/2027
95,901
40,000 3.760
07/01/2028
38,011
200,000 3.820
07/01/2029
187,519
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
970,000 5.000
07/01/2025
987,322
1,185,000 5.000
07/01/2029
1,225,721
745,000 5.000
07/01/2030
773,022
100,000 4.000
07/01/2031
97,204
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (Caa1/B-)
540,000 5.000
07/01/2032
477,096
465,000 5.000
07/01/2034
401,666
1,005,000 5.000
07/01/2035
858,720
440,000 5.000
07/01/2036
372,060
545,000 4.000
07/01/2040
400,315
590,000 5.000
07/01/2041
478,665
2,315,000 4.000
07/01/2045
1,647,646
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
533,954
500,000 4.000
09/01/2037
500,165
575,000 4.000
09/01/2038
566,782
615,000 4.000
09/01/2039
599,742
750,000 4.000
09/01/2040
724,449
New York State Dormitory Authority RB Refunding for St. John's
University Series 2021 A (A3/A-)
2,750,000 4.000
07/01/2048
2,683,795
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
4,119,881
New York State Dormitory Authority RB Refunding Series 2018 C
(NR/NR)
5,000 5.000
03/15/2024
5,021
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
957,473
1,550,000 3.000
04/01/2048
1,256,443
New York State Energy Research & Development Authority RB
Refunding for Central Hudson Gas & Electric Corp. Projects
Series 1999 B (AMT) (AMBAC) (Baa1/BBB+)
5,350,000 2.805
(a)(b)
07/01/2034
5,350,000
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+)
1,440,000 2.875
(a)(b)(e)
12/01/2044
1,293,128
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000 2.750
(a)(b)
09/01/2050
723,232
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,050,000 1.100
(a)(b)
11/01/2061
2,783,567
New York State Urban Development Corp. General Purpose
Personal Income Tax RB Series 2014 A (Aa1/AA+)
5,000,000 5.000
03/15/2031
5,018,750

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
$ 7,000,000 3.000%
03/15/2050
$ 5,537,612
New York State URBan Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
12,041,829
New York State URBan Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,871,330
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,715,358
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
1,016,420
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
4,750,000 5.000
01/01/2027
4,859,851
310,000 5.000
01/01/2031
317,481
8,645,000 5.000
01/01/2033
8,821,369
3,800,000 5.000
01/01/2034
3,868,444
9,625,000 4.000
01/01/2036
9,204,571
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
2,850,000 5.000
01/01/2036
2,881,835
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
2,580,000 4.000
10/01/2030
2,532,838
4,815,000 5.000
10/01/2035
5,000,625
7,240,000 5.000
10/01/2040
7,320,022
8,775,000 4.375
10/01/2045
8,342,711
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
1,225,000 2.500
10/31/2031
1,055,415
600,000 4.000
10/31/2034
609,995
4,780,000 4.000
10/31/2041
4,563,808
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
1,500,000 4.000
07/01/2046
1,445,409
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000 5.000
12/01/2028
538,169
500,000 5.000
12/01/2029
545,204
2,200,000 5.000
12/01/2036
2,375,533
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
182,321
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
690,000 5.000
07/01/2034
692,366
15,675,000 5.000
07/01/2041
15,690,998
2,900,000 5.000
07/01/2046
2,894,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
$ 8,425,000 5.250%
01/01/2050
$ 8,434,032
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
2,225,000 6.000
06/30/2054
2,456,922
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
1,150,000 5.000
06/30/2049
1,201,324
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
529,885
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BB+)
750,000 6.000
04/01/2035
835,497
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
2,250,000 5.000
08/01/2031
2,255,377
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
6,570,000 5.250
08/01/2031
6,836,243
5,675,000 5.375
08/01/2036
5,844,511
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,060,000 3.000
08/01/2031
3,644,358
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
3,475,000 5.000
08/01/2026
3,475,471
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/NR)
1,250,000 5.000
12/01/2029
1,380,666
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
420,000 4.000
12/01/2032
431,364
960,000 4.000
12/01/2034
983,619
775,000 4.000
12/01/2035
792,332
1,135,000 4.000
12/01/2036
1,155,839
1,260,000 3.000
12/01/2039
1,080,806
840,000 3.000
12/01/2040
708,996
1,680,000 4.000
12/01/2049
1,574,972
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
328,582
4,225,000 3.000
07/01/2044
3,139,542
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
4,668,257

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
$ 2,000,000 4.000%
07/15/2045
$ 1,962,310
1,500,000 4.000
07/15/2050
1,443,547
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,576,472
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
8,975,000 3.000
10/01/2027
8,905,943
1,555,000 3.000
10/01/2028
1,542,638
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,520,000 5.250
08/01/2047
1,641,903
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (A1/AA)
1,500,000 5.000
11/15/2053
1,663,553
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
6,200,156
5,225,000 5.000
05/01/2052
5,575,562
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
10,156,861
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
10,000,000 4.000
02/15/2047
9,972,973
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
10,215,000 4.000
03/15/2038
10,740,275
8,175,000 4.000
03/15/2040
8,391,428
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,804,238
8,700,000 4.000
03/15/2047
8,672,550
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,093,408
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
3,750,000 4.000
06/01/2050
3,773,830
The City of New York GO Bonds, Fiscal 2020 Series B, Subseries
B-3 Adjustable Rate Remarketed Securities (Aa2/AA)
10,455,000 4.100
(a)(b)
10/01/2046
10,455,000
Triborough Bride & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
8,165,672
Triborough Bridge and Tunnel Authority General Revenue Bond
Series 2022A (Aa3/AA-)
3,000,000 5.500
11/15/2057
3,408,683
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (Ba1/BBB-)
1,000,000 5.000
11/01/2024
1,004,951
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
200,000 4.000
10/15/2029
193,659
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
$ 300,000 4.000%
10/15/2030
$ 288,580
635,161,942
North Carolina - 1.0%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000 5.000
07/01/2048
7,273,487
Charlotte-Mecklenburg Hospital Authority Variable Rate Health
Care RB for Atrium Health Series 2021B (Aa3/AA)
20,000,000 5.000
(a)(b)
01/15/2050
20,299,116
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019A
(Baa2/BBB)
375,000 2.000
(a)(b)
11/01/2033
368,522
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019B
(Baa2/BBB)
400,000 2.000
(a)(b)
11/01/2033
393,090
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2019 C (Baa2/BBB)
1,750,000 2.100
(a)(b)
03/01/2027
1,721,036
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,811,557
County of Wake GO Public Improvement Bonds Series 2022A
(Aaa/AAA)
5,000,000 5.000
02/01/2025
5,120,127
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
1,000,000 5.000
07/01/2028
1,078,101
1,900,000 5.500
07/01/2052
2,079,839
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
1,150,000 5.250
07/01/2053
1,240,532
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,772,677
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn At
Maryfield Series 2015 (NR/NR)
3,875,000 5.000
10/01/2035
3,737,894
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
680,000 4.000
09/01/2041
569,035
325,000 4.000
09/01/2046
259,396
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
190,000 4.000
03/01/2024
189,759
235,000 4.000
03/01/2025
232,941
220,000 5.000
03/01/2026
220,745
270,000 5.000
03/01/2027
270,921
255,000 5.000
03/01/2028
255,647
250,000 4.000
03/01/2029
238,956
260,000 4.000
03/01/2030
245,948
270,000 4.000
03/01/2031
252,662
725,000 4.000
03/01/2036
636,500

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
$ 1,355,000 5.000%
10/01/2040
$ 1,241,091
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000 3.000
07/01/2045
4,853,657
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
910,000 4.000
09/01/2041
759,681
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
561,187
1,785,000 3.000
07/01/2027
1,663,142
1,040,000 4.000
07/01/2030
968,147
1,080,000 5.000
07/01/2031
1,062,133
1,110,000 5.000
07/01/2032
1,085,972
1,375,000 5.000
07/01/2033
1,338,535
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,582,234
3,500,000 5.000
01/01/2049
3,704,626
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000 5.000
01/01/2049
9,900,656
84,989,549
North Dakota - 0.2%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
3,978,210
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,395,122
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000 3.000
05/01/2041
877,717
2,750,000 3.000
05/01/2046
2,027,276
City of Horace Temporary Refunding Improvement Bonds Series
2022A (Baa3/NR)
625,000 3.250
08/01/2024
625,122
City of Horace, North Dakota Temporary Refunding Improvement
Bonds, Series 2023B (Baa3/NR)
5,300,000 5.125
07/01/2025
5,342,098
14,245,545
Ohio - 2.4%
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2019B (A1/A)
1,255,000 5.000
02/15/2025
1,283,405
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A2/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,505,512
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
24,225,000 5.000
06/01/2055
22,765,582
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
480,926
310,000 4.000
06/01/2037
314,768
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-) – (continued)
$ 2,655,000 4.000%
06/01/2038
$ 2,668,498
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,906,132
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
37,685,000 0.000
(f)
06/01/2057
4,040,631
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
6,197,091
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
7,195,000 5.375
09/15/2027
7,194,863
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
6,250,000 5.000
02/15/2037
6,379,911
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
357,292
625,000 4.000
09/01/2045
523,243
850,000 5.000
09/01/2049
794,427
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,210,000 5.000
07/01/2035
3,204,433
3,915,000 5.000
07/01/2036
3,857,824
County Of Franklin Healthcare Facilities Refunding RB Series
2022 (NR/NR)
4,225,000 4.000
07/01/2040
3,515,295
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
2,480,000 5.250
11/15/2040
2,296,578
County of Franklin RB Series OH 2019A (Aa3/AA-)
5,500,000 4.000
12/01/2044
5,448,344
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
10,225,000 5.250
11/15/2048
9,419,072
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
6,150,000 5.250
02/15/2047
6,204,158
2,825,000 5.000
02/15/2052
2,809,851
760,000 5.000
02/15/2057
756,985
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
10,000,000 8.223
02/15/2040
11,356,176
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
1,000,000 5.000
02/15/2025
1,014,249
2,865,000 5.500
02/15/2057
2,921,058
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
3,054,006
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
2,000,000 3.750
12/01/2038
1,666,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
$ 250,000 5.000%
12/01/2025
$ 251,395
325,000 5.000
12/01/2026
328,912
325,000 5.000
12/01/2027
330,689
425,000 5.000
12/01/2028
434,578
400,000 5.000
12/01/2029
409,779
680,000 5.000
12/01/2030
695,534
800,000 5.000
12/01/2031
816,817
660,000 5.000
12/01/2032
672,510
1,170,000 5.000
12/01/2033
1,189,563
1,375,000 5.000
12/01/2035
1,386,385
650,000 5.000
12/01/2037
645,623
1,630,000 5.000
12/01/2038
1,602,940
2,000,000 5.000
12/01/2051
1,856,584
Franklin County Finance Authority Lease RB for The Cornerstone
Academy Community School Series 2023 (NR/NR)
2,525,000 7.000
(e)
07/01/2053
2,530,181
Lakewood City School District GO Refunding Bonds Series 2014
C (Aa2/AA)
3,215,000 5.000
12/01/2027
3,276,125
Lancaster Port Authority Gas Supply Revenue Refunding Bonds
Series 2019 (Aa1/NR)
1,860,000 5.000
(a)(b)
08/01/2049
1,883,751
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
250,000 4.000
12/01/2035
252,910
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB)
3,500,000 4.250
(a)(b)
11/01/2039
3,568,339
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB)
14,000,000 4.250
(a)(b)
11/01/2040
14,116,675
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
700,000 4.500
(e)
01/15/2048
655,067
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
925,000 2.875
02/01/2026
892,139
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,305,000 2.875
02/01/2026
2,223,114
Ohio Air Quality Development Authority RB Refunding for Ohio
Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000 3.250
09/01/2029
3,022,484
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB+)
2,500,000 2.400
(a)(b)
12/01/2038
2,227,072
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB+)
3,500,000 2.600
(a)(b)
06/01/2041
3,133,181
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014C (NR/BBB+)
8,000,000 2.100
(a)(b)
12/01/2027
7,808,903
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,250,000 5.000
01/15/2035
1,292,020
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
$ 1,260,000 5.000%
12/01/2042
$ 1,187,860
1,250,000 5.000
12/01/2045
1,150,024
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (A3/NR)
695,000 4.000
05/01/2037
711,213
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
907,909
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(e)
12/01/2033
934,089
1,795,000 5.000
(e)
12/01/2038
1,750,625
2,725,000 5.000
(e)
12/01/2048
2,491,305
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
1,500,000 4.375
(a)(b)
06/15/2056
1,452,781
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
390,000 3.750
(e)
12/01/2031
359,657
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,550,988
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series
2020 A (NR/NR)
4,375,000 7.000
(e)
12/01/2042
3,447,676
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,161,362
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,596,741
1,500,000 6.000
09/01/2042
1,584,473
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,167,983
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
3,500,000 4.000
01/01/2038
3,163,827
960,000 4.000
01/01/2041
837,945
206,896,038
Oklahoma - 0.3%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,527,730
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Baa2/BBB-)
925,000 4.000
09/01/2045
796,949
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
2,125,000 5.000
08/15/2029
2,136,897
5,400,000 5.500
08/15/2057
5,411,762
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,397,403
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
2,725,000 5.500
08/15/2052
2,736,324

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Housing Finance Agency Collateralized RB Pioneer
Plaza Apartments, Series 2023A HUD SECT 8 FHA
221(D)(4) (Aaa/NR)
$ 775,000 4.000%
(a)(b)
06/01/2028
$ 778,231
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,519,274
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
1,785,000 5.000
(a)(b)
06/01/2035
1,782,757
25,087,327
Oregon - 0.5%
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000 5.000
12/01/2035
6,612,644
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
229,158
120,000 5.250
11/15/2050
108,944
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
1,385,000 3.500
03/01/2029
1,343,531
1,540,000 3.750
03/01/2032
1,474,781
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
1,875,000 5.000
08/15/2045
1,980,592
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (Aa2/NR)
8,895,000 5.000
(c)
07/01/2027
9,622,669
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB+)
525,000 5.000
10/01/2029
565,845
225,000 5.000
10/01/2035
243,672
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
2,072,091
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
2,665,000 5.000
07/01/2032
2,907,036
2,365,000 5.000
07/01/2033
2,578,360
1,000,000 5.000
07/01/2034
1,086,859
1,000,000 5.000
07/01/2035
1,080,578
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
1,175,000 1.250
08/01/2027
1,097,147
860,000 1.375
08/01/2028
793,627
875,000 1.500
08/01/2029
800,809
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
190,000 5.000
(e)
11/01/2034
211,075
500,000 5.000
(e)
11/01/2036
549,439
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,486,726
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
$ 1,625,000 5.000%
11/15/2051
$ 1,222,461
41,068,044
Pennsylvania - 3.4%
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000 5.250
09/01/2035
1,017,910
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,531,970
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
18,400,000 4.000
04/01/2044
17,918,275
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
6,287,212
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000 4.875
11/01/2024
1,848,022
2,750,000 5.125
05/01/2030
2,793,591
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
1,560,000 2.100
05/01/2024
1,538,453
150,000 5.000
05/01/2024
150,572
75,000 5.000
05/01/2026
77,296
525,000 5.000
05/01/2027
548,135
700,000 5.000
05/01/2029
746,029
750,000 5.000
05/01/2030
804,631
750,000 5.000
05/01/2031
810,036
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
1,775,000 5.000
(e)
05/01/2027
1,812,208
1,600,000 5.000
(e)
05/01/2032
1,633,648
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
1,000,000 5.000
(e)
05/01/2028
1,027,311
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
500,000 5.000
05/01/2025
507,462
900,000 5.000
05/01/2033
978,156
1,000,000 5.000
05/01/2034
1,085,316
900,000 5.000
05/01/2035
972,672
1,000,000 5.000
05/01/2036
1,072,901
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
815,734
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BB-)
325,000 5.000
07/01/2025
322,928
420,000 5.000
07/01/2026
414,827
425,000 5.000
07/01/2027
418,607

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BB-) – (continued)
$ 450,000 5.000%
07/01/2028
$ 441,778
475,000 5.000
07/01/2029
464,059
650,000 5.000
07/01/2030
630,747
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000 5.000
10/01/2030
101,458
350,000 5.000
10/01/2031
354,500
410,000 5.000
10/01/2033
414,991
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
900,000 6.000
(e)
10/15/2052
887,763
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000 4.000
12/01/2046
10,045,172
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
500,000 4.000
05/01/2036
479,129
595,000 4.000
05/01/2041
529,883
380,000 5.000
05/01/2047
371,797
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,721,416
Coatesville School District GO Refunding Bonds Series 2017
(AGM ST AID WITHHLDG) (A1/AA)
1,000,000 5.000
08/01/2025
1,030,047
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (A1/AA)
21,580,000 4.000
06/01/2039
21,737,765
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000 4.000
07/01/2046
1,235,165
Commonwealth of Pennsylvania GO Bonds 1st Series 2015
(Aa3/A+)
6,500,000 5.000
03/15/2033
6,629,950
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
2,000,000 5.875
(e)
10/15/2040
1,716,171
6,375,000 6.250
(e)
10/15/2053
5,268,363
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
950,000 5.000
(e)
10/15/2034
821,360
Delaware County Authority RB for Villanova University Series
2015 (Aa3/AA-)
1,120,000 5.000
08/01/2040
1,141,026
Doylestown Hospital Authority Taxable RB for Doylestown Health
Series 2019 B (B3/CCC)
500,000 3.950
07/01/2024
491,107
Doylestown Hospital Authority Taxable RB for Doylestown Health
Series 2019 B (NR/NR)
455,000 3.950
07/01/2024
451,024
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
659,875
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (A2/AA-)
(3M USD LIBOR + 0.77%)
15,800,000 4.548
(d)
05/01/2037
13,623,351
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
$ 725,000 4.000%
06/01/2044
$ 712,485
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
900,000 5.000
03/01/2040
774,174
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
80,000 5.000
03/01/2024
80,083
150,000 5.000
03/01/2025
151,313
185,000 5.000
03/01/2026
188,003
150,000 5.000
03/01/2027
153,844
135,000 5.000
03/01/2028
139,541
160,000 5.000
03/01/2029
166,480
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
183,047
300,000 5.000
03/01/2033
313,711
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
3,117,377
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
850,000 4.000
09/01/2037
864,773
850,000 4.000
09/01/2038
861,710
850,000 4.000
09/01/2039
858,732
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa2/BBB+)
2,250,000 4.100
(a)(b)
04/01/2053
2,292,977
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa2/BBB+)
1,645,000 4.100
06/01/2029
1,684,256
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa2/BBB+)
2,665,000 4.450
(a)(b)
10/01/2034
2,705,050
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communitiies Obligated Group Series 2020C
(NR/NR)
900,000 5.000
11/15/2045
916,168
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
600,000 4.000
11/15/2043
539,656
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/BBB+)
400,000 4.000
10/01/2036
382,171
400,000 4.000
10/01/2041
355,994
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,000,000 5.000
11/01/2039
906,234
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
100,000 5.000
05/01/2024
100,107

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
$ 4,140,000 5.000%
07/01/2038
$ 4,296,629
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
750,000 5.000
06/30/2042
755,504
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(A1/A+)
8,250,000 3.000
04/01/2039
7,290,361
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
3,100,000 4.000
07/01/2033
3,080,633
1,800,000 4.000
07/01/2041
1,634,812
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,050,000 4.000
10/15/2040
1,060,209
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,105,822
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000 1.100
(a)(b)
06/01/2031
5,561,881
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,160,827
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
6,650,000 5.750
06/30/2048
7,293,159
1,350,000 5.250
06/30/2053
1,413,026
10,000,000 6.000
06/30/2061
11,089,434
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Rapid Bridge Replacement
Project Series 2015 (NR/BBB)
1,800,000 5.000
12/31/2024
1,819,705
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
1,220,000 4.000
10/15/2037
1,256,488
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,275,165
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
360,225
675,000 5.000
03/01/2038
717,615
500,000 5.000
03/01/2039
527,962
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (WR/AA)
(3M USD LIBOR + 0.60%)
760,000 4.390
(d)
07/01/2027
754,029
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
9,995,000 5.250
12/01/2048
10,495,614
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
$ 23,255,000 5.250%
12/01/2044
$ 24,917,505
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,719,379
4,275,000 5.000
12/01/2038
4,688,116
Pennsylvania Turnpike Commission Registration Fee Revenue
Refunding Bonds Series of 2023 (A1/AA-)
(SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000 3.870
(a)(d)
07/15/2041
2,072,936
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A2/NR)
5,750,000 5.000
07/01/2026
5,968,897
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
615,462
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
345,000 4.000
06/15/2029
327,289
1,000,000 5.000
06/15/2039
943,405
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB-)
445,000 5.000
08/01/2030
461,060
290,000 5.000
08/01/2040
295,062
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(e)
06/15/2040
901,362
Philadelphia Authority for Industrial Developmnet Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
1,600,000 5.000
(e)
06/15/2033
1,620,400
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
2,310,000 5.000
07/01/2028
2,403,447
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,670,453
Philadelphia School District GO Bonds Series 2015 A
(ST AID WITHHLDG) (A1/NR)
2,415,000 5.000
09/01/2027
2,488,325
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
1,000,000 5.000
09/01/2034
1,122,407
1,720,000 5.000
09/01/2035
1,935,781
1,285,000 5.000
09/01/2036
1,436,376
2,000,000 5.000
09/01/2037
2,216,662
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,125,000 4.000
09/01/2034
2,224,317
425,000 4.000
09/01/2035
443,394
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB-)
335,000 5.000
11/15/2028
335,470
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,136,634

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
$ 750,000 4.000%
10/01/2029
$ 713,623
425,000 5.000
10/01/2039
402,343
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (WR/CCC+)
4,100,000 5.000
11/01/2044
2,133,836
The Berks County Municipal Authority RB Refunding for Tower
Health Obligated Group Series 2020 B-2 (NR/CCC+)
1,915,000 5.000
(a)(b)
02/01/2040
1,171,210
The Berks County Municipal Authority RB Refunding for Tower
Health Obligated Group Series 2020 B-3 (NR/CCC+)
2,800,000 5.000
(a)(b)
02/01/2040
1,487,850
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,190,000 5.000
07/01/2027
3,330,221
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(e)
07/01/2029
194,939
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa2/NR)
490,000 5.000
07/01/2030
523,287
293,680,233
Puerto Rico - 6.1%
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (NR/NR)
1,000,000 5.250 *
07/01/2019
260,000
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,178
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
23,375,000 5.000
(e)
07/01/2035
23,594,194
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(e)
07/01/2037
5,606,824
Puerto Rico Commonwealth Aquaduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(e)
07/01/2037
903,905
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
18,765,000 5.000
(e)
07/01/2047
18,434,064
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
10,610,000 5.000
(e)
07/01/2033
10,772,199
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Senior Lien Series 2008 A (WR/NR)
555,000 6.125
07/01/2024
559,575
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
7,300,000 4.000
(e)
07/01/2042
6,441,827
Puerto Rico Commonwealth GO Bonds (NR/NR)
16,485,625 0.000
(b)(g)(i)
11/01/2043
8,984,666
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
1,539,420 0.000
(b)(g)(i)
11/01/2051
629,238
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
1,825,630 0.000
(b)(g)(i)
11/01/2051
994,969
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
$ 1,480,236 0.000%
(f)
07/01/2024
$ 1,451,176
4,135,896 5.375
07/01/2025
4,227,240
10,915,508 5.625
07/01/2029
11,838,659
13,899,948 5.750
07/01/2031
15,461,696
19,245,062 0.000
(f)
07/01/2033
11,997,703
4,598,951 4.000
07/01/2033
4,502,846
3,311,382 4.000
07/01/2035
3,201,586
7,727,039 4.000
07/01/2037
7,377,084
12,189,086 4.000
07/01/2041
11,179,054
14,793,596 4.000
07/01/2046
13,176,237
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
5,465,000 5.000 *
07/01/2042
1,420,900
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
1,350,000 7.000 *
07/01/2033
351,000
11,365,000 6.750 *
07/01/2036
2,954,900
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
51,213
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
1,050,000 5.250 *
07/01/2031
273,000
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
4,075,000 5.250 *
07/01/2026
1,059,500
1,555,000 5.000 *
07/01/2028
404,300
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
153,638
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
153,638
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
51,213
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
220,000 5.000 *
07/01/2025
57,200
1,100,000 5.000 *
07/01/2032
286,000
Puerto Rico Electric Power Authority Power RB Series WW
(WR/NR)
4,585,000 5.500 *
07/01/2038
1,192,100
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
17,660,000 5.250 *
07/01/2040
4,591,600
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
1,365,000 5.250 *
07/01/2026
354,900
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
21,915,000 4.310
(d)
07/01/2029
20,362,697
Puerto Rico Electric Power Authority RB Refunding Series 2007
VV (NATL) (Baa2/NR)
350,000 5.250
07/01/2029
344,597
215,000 5.250
07/01/2030
211,293
1,150,000 5.250
07/01/2032
1,137,322

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
$ 3,250,000 5.000%*
07/01/2037
$ 845,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructed Bonds Series 2019A-2B (NR/NR)
10,760,000 4.550
07/01/2040
10,812,206
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
186,000 0.000
(f)
07/01/2024
182,345
16,610,000 0.000
(f)
07/01/2027
14,457,298
10,930,000 0.000
(f)
07/01/2029
8,740,594
19,009,000 0.000
(f)
07/01/2031
13,912,212
28,145,000 0.000
(f)
07/01/2033
18,746,368
46,454,000 0.000
(f)
07/01/2046
14,564,430
16,872,000 0.000
(f)
07/01/2051
3,939,847
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
145,300,000 4.329
07/01/2040
144,241,330
143,000 4.536
07/01/2053
136,719
20,205,000 4.784
07/01/2058
19,915,858
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
31,483,000 4.500
07/01/2034
31,553,235
13,699,000 4.750
07/01/2053
13,557,236
36,744,000 5.000
07/01/2058
36,872,215
530,770,824
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
4,050,930
Rhode Island Health and Educational Building Corp. RB for
Woonsocket Public School Financing Program Series 2017 A
(AGM MUN GOVT GTD) (Aa3/AA)
500,000 5.000
05/15/2024
503,052
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
5,049,005
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000 5.000
10/01/2042
5,372,724
14,975,711
South Carolina - 0.6%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,940,253
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000 4.000
05/01/2026
1,595,269
Lexington County School District No. 1/SC GO Refunding Bonds
Series 2019 A (SCSDE) (Aa1/AA)
2,495,000 5.000
02/01/2031
2,755,635
Lexington County School District No. 2 GO Bonds Series 2017 C
(SCSDE) (Aa1/AA)
2,000,000 5.000
03/01/2031
2,146,736
1,615,000 4.000
03/01/2032
1,658,789
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
610,000 3.000
(e)
11/01/2026
572,082
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR) – (continued)
$ 900,000 3.625%
(e)
11/01/2031
$ 775,609
1,170,000 3.750
(e)
11/01/2036
943,058
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(e)
06/15/2042
1,790,772
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,948,538
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
10,000,000 5.750
12/01/2047
11,189,487
South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Series 2014 Tax-Exempt Series A (A3/A-)
8,745,000 5.500
12/01/2054
8,769,052
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
556,886
500,000 5.000
04/15/2033
556,048
500,000 5.000
04/15/2034
555,847
525,000 5.000
04/15/2035
581,663
600,000 4.000
04/15/2036
622,603
550,000 4.000
04/15/2037
560,469
525,000 4.000
04/15/2038
532,508
700,000 4.000
04/15/2039
706,855
750,000 4.000
04/15/2040
753,384
49,511,543
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
601,288
1,200,000 4.000
08/01/2051
1,025,349
Rapid City Area School District No. 51-4 Limited Tax
Capital Outlay GO Refunding Bonds Series 2017 B
(ST AID WITHHLDG) (NR/AA+)
1,075,000 5.000
01/01/2025
1,097,534
730,000 5.000
01/01/2026
763,071
3,487,242
Tennessee - 0.2%
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000 4.000
06/01/2037
1,261,101
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,800,000 4.000
07/01/2040
1,801,233
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (WR/A)
700,000 5.000
07/01/2046
706,589
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
20,000 3.000
10/01/2024
19,779
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,768,851

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
$ 545,000 4.500%
(e)
06/01/2028
$ 547,887
Tennergy Corporation Gas Supply RB, Series 2019A (Aa1/NR)
9,465,000 5.000
(a)(b)
02/01/2050
9,547,297
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR)
1,550,000 3.850
(a)(b)
02/01/2048
1,562,660
17,215,397
Texas - 9.0%
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625
08/15/2052
1,280,773
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
195,000 5.000
08/15/2024
194,954
205,000 5.000
08/15/2025
205,272
190,000 5.000
08/15/2026
191,053
200,000 5.000
08/15/2027
202,096
80,000 5.000
08/15/2028
81,048
80,000 4.000
08/15/2029
77,222
80,000 4.000
08/15/2030
76,624
90,000 4.000
08/15/2031
85,448
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,970,000 5.000
02/15/2025
2,018,530
1,125,000 5.000
02/15/2027
1,209,910
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
4,220,098
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,396,786
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
5,670,000 5.000
08/01/2043
6,448,852
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(e)
09/01/2043
1,015,679
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000 5.000
02/15/2026
1,678,865
1,925,000 5.000
02/15/2027
2,072,692
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A3/A)
620,000 5.000
01/01/2028
671,470
650,000 5.000
01/01/2029
717,215
1,115,000 5.000
01/01/2034
1,245,365
610,000 5.000
01/01/2036
676,346
645,000 5.000
01/01/2037
710,783
675,000 5.000
01/01/2038
734,630
1,420,000 5.000
01/01/2039
1,539,257
Central Texas Regional Mobility Authority Senior Lien Revenue
Refunding Bonds Series 2021D (A3/A)
1,100,000 4.000
01/01/2040
1,120,859
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/A+)
$ 4,300,000 5.000%
11/01/2030
$ 4,781,446
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/A+)
1,000,000 5.000
11/01/2042
1,140,364
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
140,000 5.750
(e)
09/01/2029
143,482
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
287,000 3.250
(e)
09/15/2026
269,799
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(e)
09/01/2042
1,426,741
City of Anna Special Assessment RB for Woods At Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
781,000 5.625
(e)
09/15/2043
793,847
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
1,000,000 5.000
(e)
09/01/2030
1,010,796
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
852,000 5.250
(e)
09/01/2032
868,107
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000 5.000
11/15/2031
4,364,647
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000 5.000
11/15/2052
7,806,288
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,159,383
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
325,000 4.500
(e)
11/01/2024
324,485
2,815,000 4.000
(e)
11/01/2028
2,747,819
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(e)
11/01/2042
786,927
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,500,019
2,250,000 5.000
11/15/2039
2,574,234
2,000,000 5.000
11/15/2040
2,272,908
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
250,000 2.500
(e)
09/01/2025
241,276
140,000 3.125
(e)
09/01/2030
127,884
180,000 3.250
(e)
09/01/2030
162,644
355,000 4.000
(e)
09/01/2040
316,181
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
144,000 2.500
(e)
09/01/2026
135,916
158,000 3.000
(e)
09/01/2031
139,103
329,000 3.375
(e)
09/01/2041
265,754
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(e)
09/01/2032
422,182
704,000 4.875
(e)
09/01/2042
674,546

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
$ 767,000 5.750%
(e)
09/01/2043
$ 774,973
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
240,000 2.750
(e)
09/01/2027
218,610
432,000 3.125
(e)
09/01/2032
364,586
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
812,000 5.375
09/01/2043
819,859
1,006,000 5.625
09/01/2052
1,015,619
1,000,000 6.125
(e)
09/01/2052
1,009,331
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(e)
09/01/2030
462,399
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
492,000 4.750
(e)
09/01/2030
496,343
235,000 5.500
(e)
09/01/2030
237,038
1,169,000 5.500
(e)
09/01/2042
1,189,062
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(e)
09/01/2032
257,171
495,000 5.500
(e)
09/01/2042
502,721
City of Celina Special Assessment RB Series 2022 (NR/NR)
192,000 2.875
(e)
09/01/2027
176,228
227,000 3.250
(e)
09/01/2027
211,239
250,000 3.250
(e)
09/01/2032
213,932
235,000 3.625
(e)
09/01/2032
209,039
1,175,000 3.500
(e)
09/01/2042
909,927
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
150,000 4.200
09/01/2027
149,461
570,000 4.800
09/01/2037
565,852
647,000 5.250
09/01/2046
648,350
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(e)
09/01/2038
305,103
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
365,000 5.000
09/01/2028
370,158
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
686,000 4.500
(e)
09/01/2030
687,885
1,524,000 5.375
(e)
09/01/2043
1,541,156
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
216,000 5.000
(e)
09/01/2030
216,657
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
145,000 3.250
(e)
09/01/2026
138,265
185,000 3.750
(e)
09/01/2031
167,306
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
$ 314,000 3.375%
(e)
09/15/2026
$ 295,686
410,000 4.000
(e)
09/15/2031
374,314
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
484,000 5.375
(e)
09/15/2027
489,095
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
4,063,643
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
6,284,702
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/A+)
6,400,000 5.000
11/01/2026
6,704,050
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
2,955,000 5.000
(a)(b)
09/01/2026
3,033,633
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,808,527
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/A+)
4,000,000 4.000
11/01/2041
4,099,400
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.875
(e)
09/01/2032
265,929
765,000 5.125
(e)
09/01/2042
756,395
City of Decatur, Texas,
417,000 5.750
(e)
09/15/2030
423,065
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(e)
09/01/2043
1,008,334
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
528,000 2.875
(e)
09/01/2026
491,542
398,000 3.375
(e)
09/01/2031
337,755
1,206,000 3.750
(e)
09/01/2041
960,761
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
198,000 2.625
(e)
08/15/2025
190,865
171,000 3.375
(e)
08/15/2030
154,333
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
397,000 2.750
(e)
08/15/2026
375,003
612,000 3.375
(e)
08/15/2031
547,355
846,000 3.750
(e)
08/15/2041
714,812
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
483,000 4.875
(e)
08/15/2027
483,462
778,000 5.250
(e)
08/15/2032
787,990
1,300,000 5.875
(e)
08/15/2042
1,314,533
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
50,000 3.125
(e)
08/15/2024
49,565

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg
Public Improvement District No. 1 Phase#1 Series 2019
(NR/NR) – (continued)
$ 340,000 3.500%
(e)
08/15/2029
$ 322,762
1,905,000 4.000
(e)
08/15/2039
1,727,070
1,825,000 4.250
(e)
08/15/2049
1,598,767
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(e)
08/15/2032
280,754
1,129,000 4.250
(e)
08/15/2042
1,025,836
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
165,000 4.000
08/15/2028
171,211
170,000 4.000
08/15/2029
177,186
925,000 3.000
08/15/2034
861,302
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
417,000 4.250
(e)
08/15/2030
417,762
761,000 5.125
(e)
08/15/2043
761,193
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
282,000 3.625
(e)
09/15/2027
273,509
409,000 3.875
(e)
09/15/2032
381,130
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
280,000 4.125
09/01/2027
279,306
1,350,000 4.625
09/01/2037
1,321,902
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
490,000 4.500
09/01/2027
493,048
1,800,000 4.500
09/01/2037
1,740,232
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
425,000 4.000
09/01/2024
425,378
440,000 4.000
09/01/2025
441,756
460,000 4.000
09/01/2026
464,308
480,000 4.000
09/01/2027
487,245
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(e)
09/01/2031
223,236
1,271,000 3.625
(e)
09/01/2041
1,019,327
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
30,000 3.250
(e)
09/01/2024
29,711
290,000 3.625
(e)
09/01/2029
275,793
785,000 4.125
(e)
09/01/2039
717,362
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
465,000 3.000
10/01/2025
451,207
645,000 3.000
10/01/2030
576,336
440,000 3.250
10/01/2033
384,570
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB-)
$ 1,170,000 5.000%
07/15/2028
$ 1,177,044
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
2,125,000 5.000
07/15/2028
2,137,793
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,314,895
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,816,924
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
966,010
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,185,000 5.000
07/01/2031
2,404,845
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000 5.000
07/01/2030
1,827,270
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
120,000 2.625
(e)
09/01/2026
113,450
206,000 3.250
(e)
09/01/2031
183,945
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(e)
09/01/2031
321,052
939,000 3.500
(e)
09/01/2041
777,723
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
178,000 2.750
(e)
09/01/2026
168,447
392,000 3.500
(e)
09/01/2031
354,661
900,000 3.875
(e)
09/01/2041
771,610
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
270,000 4.500
(e)
09/01/2030
273,569
859,000 5.250
(e)
09/01/2043
874,113
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
130,000 5.000
08/15/2024
130,532
130,000 5.000
08/15/2025
131,713
150,000 5.000
08/15/2026
153,709
100,000 5.000
08/15/2027
103,711
125,000 5.000
08/15/2028
131,197
150,000 5.000
08/15/2029
158,851
200,000 5.000
08/15/2030
211,605
280,000 5.000
08/15/2032
295,155
300,000 5.000
08/15/2034
316,882
175,000 5.000
08/15/2035
184,336
250,000 5.000
08/15/2036
261,597
250,000 5.000
08/15/2037
259,305
300,000 5.000
08/15/2038
309,603
300,000 5.000
08/15/2039
308,442

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
$ 366,000 2.500%
(e)
09/01/2026
$ 345,017
729,000 3.000
(e)
09/01/2031
644,961
1,484,000 3.375
(e)
09/01/2041
1,178,124
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
240,000 2.625
(e)
09/15/2026
224,706
230,000 3.125
(e)
09/15/2031
199,383
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(e)
09/15/2042
743,619
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
817,000 4.375
(e)
09/01/2028
818,634
750,000 4.500
(e)
09/01/2033
753,368
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(e)
09/01/2031
378,385
628,000 3.750
(e)
09/01/2041
509,588
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
210,000 3.875
(e)
09/01/2024
208,998
1,180,000 4.750
(e)
09/01/2044
1,117,188
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
123,000 2.625
(e)
09/01/2025
117,988
610,000 3.125
(e)
09/01/2030
534,781
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000 4.125
(e)
09/01/2041
906,974
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
255,000 4.250
(e)
09/01/2029
252,205
1,000,000 4.875
(e)
09/01/2044
952,374
City of Kyle Special Assessment RB Series 2022 (NR/NR)
406,000 4.375
09/01/2027
403,539
535,000 4.750
09/01/2032
531,220
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
1,229,000 5.750
(e)
09/01/2043
1,237,037
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(e)
09/01/2043
684,055
City of Kyle, Texas,
1,500,000 6.750
(e)
09/01/2048
1,584,800
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
315,000 2.750
09/01/2025
307,193
430,000 3.125
09/01/2030
396,279
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,880,363
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
$ 245,000 3.750%
(e)
09/15/2029
$ 232,087
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
105,000 4.375
(e)
09/15/2029
104,576
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(e)
09/15/2042
1,549,331
2,126,000 6.125
(e)
09/15/2052
2,189,289
City of Lavon Special Assessment RB Series 2022 (NR/NR)
500,000 3.500
(e)
09/15/2027
476,248
305,000 3.750
(e)
09/15/2027
285,079
1,000,000 3.875
(e)
09/15/2032
909,312
455,000 4.125
(e)
09/15/2032
417,792
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
240,000 2.500
(e)
09/01/2025
231,698
330,000 3.125
(e)
09/01/2030
298,408
845,000 4.000
(e)
09/01/2040
745,019
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
656,000 2.625
(e)
09/01/2027
613,439
750,000 3.125
(e)
09/01/2032
664,025
1,772,000 3.375
(e)
09/01/2042
1,376,108
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
270,000 2.500
(e)
09/15/2026
248,879
135,000 3.125
(e)
09/15/2026
125,012
250,000 3.125
(e)
09/15/2031
214,252
310,000 3.750
(e)
09/15/2031
270,607
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
85,000 3.750
(e)
09/15/2025
84,000
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(e)
09/15/2043
528,934
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
243,000 3.375
(e)
09/01/2026
230,999
350,000 3.875
(e)
09/01/2031
317,467
City of Mclendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
50,000 3.500
(e)
09/15/2024
49,679
280,000 3.750
(e)
09/15/2029
270,055
City of Mclendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
165,000 2.625
(e)
09/15/2026
154,301
480,000 3.125
(e)
09/15/2031
417,045
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(e)
09/15/2032
403,710

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
$ 400,000 5.250%
(e)
09/15/2029
$ 406,003
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
140,000 4.250
(e)
09/15/2024
139,908
130,000 5.125
(e)
09/15/2024
130,328
795,000 4.500
(e)
09/15/2029
796,574
775,000 5.375
(e)
09/15/2029
785,399
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
900,000 4.750
(e)
09/01/2030
901,948
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,275,000 5.500
(e)
09/01/2043
1,280,592
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
411,000 4.625
(e)
09/01/2030
413,584
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(e)
09/01/2043
403,292
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
392,000 4.625
(e)
09/01/2030
392,803
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(e)
09/01/2052
555,221
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(e)
09/15/2031
366,588
1,000,000 3.875
(e)
09/15/2041
835,662
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
565,000 4.375
(e)
09/15/2027
557,570
626,000 4.750
(e)
09/15/2032
615,024
1,417,000 5.250
(e)
09/15/2042
1,385,529
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
292,000 5.125
(e)
09/15/2027
289,363
310,000 5.500
(e)
09/15/2032
307,020
600,000 6.000
(e)
09/15/2042
606,006
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(e)
09/01/2043
693,857
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
100,000 4.500
(e)
09/01/2025
99,670
50,000 4.875
(e)
09/01/2025
49,939
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of North Richland Hills Special Assessment for City
Point Public Improvement District Project Series 2019
(NR/NR) – (continued)
$ 254,000 4.875%
(e)
09/01/2030
$ 248,738
265,000 5.250
(e)
09/01/2030
266,405
381,000 5.250
(e)
09/01/2040
380,161
310,000 5.625
(e)
09/01/2040
311,607
815,000 4.125
(e)
09/01/2049
699,423
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
160,000 2.500
(e)
09/01/2025
154,122
455,000 3.250
(e)
09/01/2030
414,014
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
25,000 3.125
(e)
09/01/2024
24,785
140,000 3.500
(e)
09/01/2029
133,072
360,000 4.000
(e)
09/01/2039
327,785
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
209,000 2.375
(e)
09/01/2026
195,554
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
250,000 4.000
(e)
09/01/2028
247,538
1,560,000 4.500
(e)
09/01/2048
1,431,430
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa2/NR)
3,275,000 4.000
08/01/2049
3,231,592
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
404,000 4.875
(e)
09/15/2027
402,891
350,000 5.250
(e)
09/15/2032
354,412
245,000 5.750
(e)
09/15/2032
247,176
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
366,000 4.875
(e)
09/15/2027
364,995
300,000 5.250
(e)
09/15/2032
303,782
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(e)
09/15/2048
1,006,304
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
367,000 4.750
(e)
09/15/2030
370,861
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(e)
09/15/2051
2,343,929
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
1,969,000 4.000
(e)
09/15/2051
1,544,325
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(e)
09/01/2042
628,649
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
33,000 3.500
(e)
09/01/2024
32,777

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR) – (continued)
$ 321,000 3.750%
(e)
09/01/2029
$ 307,756
846,000 4.250
(e)
09/01/2039
785,033
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
180,000 3.375
(e)
09/01/2030
165,572
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
75,000 4.000
09/01/2024
74,865
415,000 4.250
09/01/2029
412,485
655,000 4.875
09/01/2039
644,602
1,000,000 5.000
09/01/2049
968,482
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
289,000 3.375
(e)
09/01/2041
226,735
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
500,000 4.500
(e)
09/01/2030
497,810
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
379,000 4.250
(e)
09/01/2027
376,446
382,000 4.750
(e)
09/01/2032
383,068
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,075,000 7.000
(e)
09/01/2043
1,098,300
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(e)
09/01/2043
1,336,565
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
365,000 4.000
(e)
09/01/2029
353,485
555,000 5.000
(e)
09/01/2029
560,018
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(e)
09/01/2043
991,978
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
412,000 4.250
(e)
09/01/2027
410,179
460,000 4.750
(e)
09/01/2032
461,536
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(e)
09/01/2030
277,604
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
185,000 2.375
(e)
09/01/2026
172,251
469,000 3.250
(e)
09/01/2041
357,591
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
235,000 2.625
(e)
09/15/2026
219,144
355,000 3.125
(e)
09/15/2031
305,732
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
275,000 2.625
(e)
09/15/2025
267,242
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw
Public Improvement District Area #1 Series 2020
(NR/NR) – (continued)
$ 405,000 3.375%
(e)
09/15/2030
$ 373,013
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(e)
09/15/2030
207,408
140,000 4.375
(e)
09/15/2030
135,474
500,000 4.125
(e)
09/15/2040
447,429
400,000 4.875
(e)
09/15/2040
381,253
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
75,000 3.750
(e)
09/15/2024
74,693
370,000 4.125
(e)
09/15/2029
364,454
1,050,000 4.625
(e)
09/15/2039
1,007,968
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,192,000 6.375
(e)
09/15/2053
1,233,201
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
295,000 2.500
(e)
09/15/2025
283,187
305,000 3.250
(e)
09/15/2030
274,342
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
665,000 6.000
(e)
09/15/2050
690,506
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015A (Aa3/A+)
26,495,000 1.750
(a)(b)
02/01/2033
25,991,285
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015C (Aa3/A+)
30,610,000 1.750
(a)(b)
12/01/2045
30,081,625
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
265,000 4.375
09/01/2025
265,459
500,000 4.875
09/01/2030
497,246
635,000 5.375
09/01/2040
638,338
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
300,000 3.750
(e)
09/01/2027
288,350
425,000 4.000
(e)
09/01/2032
400,222
1,221,000 4.250
(e)
09/01/2042
1,077,974
City of San Marcos, Texas
382,000 4.875
(e)(h)
09/01/2030
382,239
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
146,000 4.375
(e)
09/01/2027
143,523
City of Sinton Special Assessment RB Series 2022 (NR/NR)
382,000 4.375
(e)
09/01/2027
369,321
659,000 4.750
(e)
09/01/2032
627,441
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
250,000 4.875
(e)
09/15/2033
253,792
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
283,000 5.000
(e)
09/15/2033
286,351

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
$ 1,110,000 3.375%
(e)
09/15/2041
$ 887,733
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(e)
08/15/2052
1,130,288
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000 4.000
04/01/2031
739,908
575,000 4.000
04/01/2035
598,945
1,345,000 4.000
04/01/2037
1,385,924
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,474,927
3,875,000 4.000
08/15/2037
3,948,607
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
470,000 3.000
(e)
09/01/2031
410,008
930,000 3.250
(e)
09/01/2041
723,931
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
495,000 5.000
02/01/2026
518,476
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/BBB-)
475,000 2.500
10/01/2031
410,988
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 B (NR/BB-)
325,000 3.500
(e)
10/01/2031
283,563
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (A2/NR)
100,000 5.000
10/01/2028
109,794
115,000 5.000
10/01/2029
128,383
120,000 5.000
10/01/2030
136,179
100,000 5.000
10/01/2031
114,718
100,000 5.000
10/01/2032
114,543
170,000 5.000
10/01/2033
194,310
185,000 5.000
10/01/2034
212,297
200,000 5.000
10/01/2036
226,463
500,000 4.000
10/01/2041
504,114
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
215,000 2.500
(e)
09/15/2025
206,240
350,000 3.250
(e)
09/15/2030
312,482
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
195,000 3.500
(e)
09/01/2026
182,433
395,000 4.125
(e)
09/01/2031
363,531
Crandall Independent School District
1,315,000 5.000
08/15/2048
1,452,429
Crane Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,770,000 4.125
02/15/2048
1,785,833
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
500,000 5.000
(c)
08/01/2025
516,196
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
320,000 5.000
09/15/2025
324,877
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
$ 235,000 4.000%
(e)
08/15/2029
$ 224,744
775,000 4.500
(e)
08/15/2035
728,849
575,000 5.000
(e)
08/15/2044
550,454
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
1,175,000 3.125
08/15/2036
950,494
950,000 3.250
08/15/2041
722,370
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
285,000 5.000
(e)
09/01/2027
284,383
225,000 5.000
(e)
09/01/2032
223,270
330,000 5.125
(e)
09/01/2037
324,889
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
1,560,000 5.000
02/15/2035
1,855,311
1,430,000 5.000
02/15/2036
1,688,027
600,000 5.000
02/15/2037
702,442
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
14,225,000 5.000
10/01/2037
15,307,831
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
5,095,000 5.800
10/01/2046
5,587,174
6,075,000 5.850
10/01/2047
6,662,920
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,285,418
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AGM) (NR/AA)
470,000 5.000
09/01/2027
498,897
500,000 5.000
09/01/2028
537,645
745,000 5.000
09/01/2029
811,806
465,000 4.000
09/01/2031
485,944
415,000 4.000
09/01/2033
432,508
650,000 4.000
09/01/2034
677,262
580,000 4.000
09/01/2036
600,605
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
5,855,000 4.000
(c)
08/15/2025
5,962,024
Harris County Cultural Education Facilities Finance Corp. Hospital
Revenue Refunding Bonds for Memorial Hermann Health
System Series 2020C (Aa3/A+)
2,335,000 5.000
(a)(b)
06/01/2032
2,369,373
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Baylor College of Medicine Series 2019 A
(NR/A)
(SOFR + 0.73%)
7,050,000 4.447
(a)(d)
11/15/2046
7,047,423
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Children's Hospital Obligated Group
Series 2019 B (Aa2/AA)
3,000,000 5.000
(a)(b)
10/01/2041
3,034,565

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa3/BBB)
$ 10,425,000 4.050%
(a)(b)
11/01/2050
$ 10,651,912
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,446,070
HaRRis County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,231,747
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
615,000 4.750
(e)
09/15/2027
616,787
700,000 4.875
(e)
09/15/2032
706,201
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
580,000 4.000
(e)
09/01/2029
570,569
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
95,000 3.000
09/01/2024
94,063
100,000 3.500
09/01/2025
98,848
100,000 3.500
09/01/2026
98,579
105,000 3.500
09/01/2027
103,274
Highland Park Independent School District
2,000,000 5.250
02/15/2041
2,302,137
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
698,009
2,340,000 5.250
02/15/2042
2,679,526
2,390,000 5.250
02/15/2043
2,729,931
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
834,163
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
5,880,000 5.000
07/15/2027
5,910,206
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
2,600,000 5.000
07/15/2027
2,613,356
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
371,288
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aaa/NR)
2,440,000 5.000
(a)(b)
08/01/2041
2,514,026
Houston Independent School District Limited Tax GO Refunding
Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000 4.000
02/15/2042
3,446,211
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
3,048,866
2,500,000 5.000
08/01/2053
2,744,295
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(e)
09/01/2043
1,606,883
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
$ 1,315,000 5.000%
(e)
09/01/2038
$ 1,320,878
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
145,000 2.000
09/01/2024
142,223
150,000 2.000
09/01/2025
143,470
150,000 2.000
09/01/2026
140,131
150,000 2.000
09/01/2027
137,376
155,000 2.000
09/01/2028
138,945
160,000 2.000
09/01/2029
140,958
Kennedale Independent School District
1,795,000 5.000
02/15/2038
2,084,003
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,102,684
1,960,000 5.000
02/15/2053
2,138,453
Leander Independent School District School Building Capital
Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)
16,925,000 0.000
(c)(f)
08/15/2024
5,496,262
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,216,031
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,831,101
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000 5.000
05/15/2030
2,280,351
1,520,000 5.000
05/15/2031
1,699,797
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
1,250,000 4.000
02/15/2040
1,266,149
Mansfield Independent School District Unlimited Tax School
Building Bonds, Series 2015 (PSF-GTD) (Aaa/NR)
1,360,000 5.000
(c)
02/15/2025
1,391,406
Mansfield Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
3,855,000 5.000
(c)
02/15/2025
3,944,023
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/A-)
2,660,000 4.250
05/01/2030
2,663,164
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa2/A-)
6,350,000 2.600
11/01/2029
5,825,426
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,172,489
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,498,568
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
2,064,575
1,500,000 3.000
09/01/2048
1,144,718

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
$ 5,575,000 4.625%
(e)
10/01/2031
$ 5,497,962
Mission Economic Development Corporation Solid Waste
Disposal RB Waste Management, Inc. Project Series 2023A
(NR/A-/A-2)
4,850,000 4.250
(a)(b)
06/01/2048
4,846,393
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
710,000 5.250
02/15/2030
715,851
405,000 5.375
02/15/2035
417,006
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/BBB-)
710,000 5.000
09/15/2033
724,571
750,000 5.000
09/15/2034
764,918
790,000 5.000
09/15/2035
804,786
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/BBB-)
1,650,000 5.000
09/15/2030
1,685,165
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
1,585,000 4.000
(e)
08/15/2036
1,446,276
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
1,950,000 4.000
(e)
08/15/2041
1,644,065
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AGM) (A1/AA)
250,000 5.000
04/01/2046
250,094
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
510,000 2.000
01/01/2026
482,867
1,200,000 4.000
01/01/2031
1,127,870
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
3,236,964
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
335,000 4.000
(e)
08/15/2029
329,661
610,000 5.000
(e)
08/15/2039
613,418
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (WR/NR)
765,000 5.000
04/01/2027
822,767
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station I, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2014 A
(NR/NR)
1,000,000 5.000
(c)
04/01/2024
1,004,222
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(WR/NR)
275,000 4.000
04/01/2024
275,500
365,000 4.000
04/01/2025
369,196
335,000 5.000
(c)
04/01/2026
350,470
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Tarleton State University Collegiate Housing
Project Series 2015 A (WR/NR)
$ 250,000 5.000%
(c)
04/01/2025
$ 255,594
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(c)
09/01/2031
1,273,070
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,725,000 4.000
01/01/2040
1,755,775
North Texas Tollway Authority RB Refunding for First Tier Series
2017 A (Aa3/AA-)
5,000,000 5.000
01/01/2038
5,362,341
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
2,000,000 5.000
01/01/2032
2,132,626
North Texas Tollway Authority System RB Refunding for Capital
Appreciation First Tier Series 2008 I (Aa3/NR)
6,000,000 6.500
(c)
01/01/2025
6,202,615
Northside Independent School District
650,000 5.000
08/15/2037
751,399
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
1,930,000 4.000
08/15/2045
1,946,565
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
5,000,000 3.000
(a)(b)
08/01/2053
4,974,055
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
3,280,000 1.500
(a)(b)
02/15/2044
3,244,960
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000 4.125
08/15/2048
2,801,587
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,138,422
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
10,375,000 5.000
(c)
02/15/2025
10,608,828
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
750,000 1.875
(e)
01/01/2026
700,103
550,000 2.000
(e)
01/01/2027
497,655
575,000 2.125
(e)
01/01/2028
505,492
800,000 2.250
(e)
01/01/2029
684,945
850,000 2.500
(e)
01/01/2030
715,828
800,000 2.625
(e)
01/01/2031
660,124
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 A (NR/NR)
3,470,000 3.625
(e)
01/01/2035
2,862,742
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 B (NR/NR)
3,690,000 6.000
(e)
01/01/2025
3,482,377

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
$ 13,100,000 4.100%
(e)
01/01/2028
$ 10,890,441
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000 4.000
(a)(b)
02/15/2050
2,654,125
Rockwall Independent School District UT Refunding Bonds Series
2015 (PSF-GTD) (Aaa/AAA)
5,140,000 5.000
(c)
02/15/2025
5,250,144
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
140,000 4.875
(e)
09/15/2027
140,257
284,000 5.250
(e)
09/15/2032
287,537
590,000 5.875
(e)
09/15/2042
599,575
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
75,000 3.250
(e)
09/15/2024
74,290
355,000 3.625
(e)
09/15/2029
339,061
1,250,000 4.125
(e)
09/15/2039
1,149,045
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
13,000,000 5.000
02/15/2048
14,452,040
5,500,000 5.000
02/15/2053
6,076,589
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
1,200,000 4.500
04/01/2030
1,194,761
1,600,000 5.000
04/01/2038
1,611,478
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
346,023
380,000 5.000
09/01/2029
416,133
450,000 4.000
09/01/2032
478,833
395,000 4.000
09/01/2034
415,188
615,000 4.000
09/01/2036
639,454
1,040,000 2.625
09/01/2038
865,247
1,230,000 2.750
09/01/2039
1,023,371
1,200,000 2.750
09/01/2040
976,999
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
4,725,000 4.000
08/15/2052
4,631,532
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
5,905,000 5.000
08/01/2026
6,183,644
5,010,000 5.000
08/01/2028
5,435,577
6,835,000 5.000
08/01/2029
7,477,071
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A1/A+)
8,770,000 5.000
07/01/2035
9,516,135
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000 5.000
07/01/2036
5,268,577
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
2,205,055
Tarrant County Housing Finance Corp. Multifamily Housing RB
for Tobias Place Apartments Series 2023B (FNMA) (Aaa/NR)
1,875,000 5.000
(a)(b)
03/01/2027
1,936,771
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Department of Housing and Community Affairs
Multifamily Housing RB for North Grand Villas Series 2023
(FHA 221(D4)) (Aaa/NR)
$ 915,000 5.000%
(a)(b)
08/01/2026
$ 934,400
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
2,760,000 4.483
(d)
12/15/2026
2,740,549
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
2,410,000 6.250
12/15/2026
2,522,096
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A-)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,865,000 4.420
(d)
09/15/2027
1,840,210
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A2/BBB+)
2,000,000 5.000
12/15/2024
2,019,440
2,500,000 5.000
12/15/2025
2,552,937
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A-)
(3M USD LIBOR + 0.86%)
55,565,000 4.417
(d)
09/15/2027
54,713,416
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A2/BBB+)
3,260,000 5.000
12/15/2028
3,424,315
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A2/BBB+)
8,740,000 5.000
12/15/2031
9,397,945
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (NR/AAA)
2,300,000 5.000
10/15/2058
2,544,555
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,516,705
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
7,040,000 5.000
12/31/2032
7,682,172
7,030,000 5.000
12/31/2036
7,571,630
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
12,405,000 5.000
06/30/2058
12,535,398
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000 5.250
05/01/2040
1,477,161
Texas Transportation Commission Central Texas Turnpike System
RB 2nd Tier Revenue Refunding Bonds Series 2015-C
(Baa1/A-)
1,495,000 5.000
08/15/2042
1,496,678
Texas Transportation Commission Central Texas Turnpike System
RB Second Tier Revenue Refunding Bonds Series 2015-C
(Baa1/A-)
1,525,000 5.000
08/15/2028
1,534,246

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
$ 3,230,000 3.000%
09/01/2047
$ 2,506,047
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
400,000 4.375
(e)
09/15/2027
394,874
445,000 4.750
(e)
09/15/2032
437,505
1,200,000 5.250
(e)
09/15/2042
1,174,726
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
139,000 3.250
(e)
09/01/2027
131,574
205,000 3.500
(e)
09/01/2032
180,455
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
424,000 6.000
(e)
09/01/2027
430,757
712,000 6.125
(e)
09/01/2032
743,995
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
831,000 4.000
(e)
09/01/2047
698,099
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
360,000 5.250
(e)
09/01/2028
369,426
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
170,000 4.500
(e)
09/01/2027
170,945
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(e)
09/01/2042
876,912
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA)
8,500,000 3.250
02/15/2041
7,636,825
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
655,000 5.000
09/01/2031
707,905
950,000 3.000
09/01/2034
855,382
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
131,000 2.375
12/01/2025
124,766
308,000 2.875
12/01/2030
269,189
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
520,000 4.250
12/01/2029
516,429
1,159,000 4.625
12/01/2035
1,143,169
1,604,000 5.000
12/01/2045
1,568,419
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
766,198
1,000,000 5.625
08/15/2052
1,030,496
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
302,619
345,000 3.000
08/15/2036
309,874
745,000 3.000
08/15/2039
615,883
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Yoakum Independent School District Unlimited Tax School
Buliding Bonds Series 2023 (PSF-GTD) (NR/AAA)
$ 1,000,000 4.250%
02/15/2048
$ 1,014,750
788,435,748
Utah - 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(e)
03/01/2031
1,511,458
1,875,000 3.500
(e)
03/01/2036
1,596,837
1,900,000 3.750
(e)
03/01/2041
1,539,173
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
3,875,000 5.250
(e)
02/01/2040
3,495,655
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,080,402
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
1,500,000 5.250
07/01/2053
1,599,956
6,300,000 5.500
07/01/2053
6,918,044
Salt Lake City International Aiport RB Series 2018A (A2/A+)
7,500,000 5.250
07/01/2048
7,796,081
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000 5.000
07/01/2036
11,139,284
5,000,000 5.000
07/01/2038
5,230,916
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
4,000,000 5.000
07/01/2029
4,309,385
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,000,000 5.000
07/01/2046
2,098,954
1,500,000 4.000
07/01/2051
1,419,604
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000 5.250
07/01/2048
215,570
Salt Lake City RB for International Airport Series 2018 A (A2/A+)
5,500,000 5.000
07/01/2030
5,899,616
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A2/A+)
3,110,000 5.000
07/01/2042
3,193,707
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(e)
10/15/2041
1,797,245
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(e)
06/15/2042
1,584,545
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(e)
07/15/2037
417,225
3,485,000 4.250
(e)
07/15/2050
2,672,652
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
95,000 5.750
(e)
07/15/2026
93,112
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(e)
06/15/2041
682,985
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000 5.000
04/15/2039
735,460
625,000 5.000
04/15/2044
647,780
1,150,000 5.000
04/15/2049
1,180,672

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Transit Authority Sales Tax RB Refunding Subordinate Series
2015 A (Aa2/AA+)
$ 3,065,000 4.000%
(c)
06/15/2025
$ 3,120,548
71,976,866
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
382,101
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
745,000 5.000
05/01/2025
751,712
585,000 5.000
05/01/2026
593,426
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000 5.000
(a)(b)(e)
06/01/2052
2,180,530
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’S College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(e)
10/01/2043
2,769,507
6,677,276
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
4,700,000 5.000
(e)
10/01/2039
3,907,449
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(e)
10/01/2034
5,049,991
8,957,440
Virginia - 1.4%
Fairfax County Economic Development Authority Residential
Care Facilities Mortgage RB Refunding for Goodwin House
Incorporated Series 2016 A (NR/NR)
1,250,000 4.000
(c)
10/01/2024
1,282,207
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
3,000,000 5.000
01/01/2040
3,028,491
Halifax County IDA Recovery Zone Facility RB Series 2010A
(NON-AMT) (A2/BBB+)
4,375,000 1.650
(a)(b)
12/01/2041
4,314,654
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
4,215,000 5.000
(a)(b)
05/01/2043
4,350,716
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
350,000 5.000
04/01/2027
365,858
400,000 5.000
04/01/2028
423,671
460,000 5.000
04/01/2029
492,774
350,000 5.000
04/01/2030
377,845
740,000 5.000
04/01/2031
796,626
300,000 5.000
04/01/2032
322,023
650,000 5.000
04/01/2033
696,200
395,000 5.000
04/01/2034
423,331
110,000 5.000
04/01/2035
117,717
430,000 5.000
04/01/2036
457,852
1,030,000 5.000
04/01/2037
1,087,189
410,000 4.000
04/01/2039
392,886
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+) – (continued)
$ 265,000 4.000%
04/01/2040
$ 251,361
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,670,000 6.706
06/01/2046
7,448,326
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
122,865,000 0.000
(f)
06/01/2047
33,187,090
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(f)
06/01/2047
3,564,428
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
21,124,987
Virginia Beach Development Authority Residential Care Facility
Tax Exempt Fixed Rate RB for Westminster-Canterbury On
Chesapeake Bay Series 2023A (NR/NR)
2,700,000 7.000
09/01/2053
2,891,409
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
3,975,000 5.375
09/01/2029
4,077,101
Virginia College Building Authority Educational Facilities RB for
Regent University Project Series 2021 (NR/BBB)
250,000 5.000
06/01/2024
250,690
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
317,632
375,000 5.000
06/01/2029
401,719
300,000 5.000
06/01/2031
327,069
875,000 4.000
06/01/2036
879,851
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
4,119,503
Virginia Port Authority Commonwealth Port Fund RB Series 2015
(Aa1/AA+)
5,000,000 5.000
(c)
07/01/2025
5,145,085
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (WR/NR)
750,000 5.000
(c)
07/01/2025
768,996
Virginia Port Authority Port Facilities Revenue Refunding Bonds
Series 2015A (WR/NR)
2,000,000 5.000
(c)
07/01/2025
2,050,656
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
1,050,000 5.000
12/31/2056
1,051,676
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,952,799
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
6,500,000 4.000
01/01/2048
6,057,543
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
300,000 5.000
(a)(b)(e)
01/01/2048
280,313

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
$ 5,165,000 5.000%
12/31/2049
$ 5,187,909
4,950,000 5.000
12/31/2052
4,965,686
125,231,869
Washington - 1.9%
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,284,376
2,665,000 4.000
09/01/2037
2,822,322
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,485,333
6,715,000 4.000
01/01/2034
7,003,654
11,655,000 4.000
01/01/2043
11,803,361
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
13,715,000 4.000
05/01/2044
13,729,353
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,768,547
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa1/AA-)
8,830,000 4.000
07/01/2042
9,030,262
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
3,188,655
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BB+)
8,685,000 5.000
04/01/2030
8,685,113
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000 5.000
05/01/2042
4,846,700
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000 5.000
04/01/2039
7,425,417
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (A1/AA-)
4,000,000 5.000
08/01/2037
4,377,418
700,000 4.000
08/01/2041
692,599
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(A1/AA-)
2,500,000 5.000
05/01/2043
2,553,164
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (A1/AA-)
865,000 5.000
08/01/2028
959,175
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(A1/AA-)
5,000,000 5.000
08/01/2039
5,389,066
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA)
12,455,000 5.000
12/01/2043
12,755,496
State of Washington GO Bonds Various Purpose Series 2014 D
(Aaa/AA+)
10,000,000 5.000
02/01/2026
10,022,660
State of Washington Various Purpose GO Refunding Bonds Series
R-2018C (Aaa/AA+)
2,710,000 5.000
08/01/2024
2,743,592
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (Baa1/A-)
5,000,000 5.000
08/01/2037
5,349,860
1,000,000 5.000
08/01/2039
1,057,621
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (Baa1/A-)
$ 3,370,000 4.000%
08/01/2044
$ 3,323,267
Washington Health Care Facilities Authority RB for Fred
Hutchinson Cancer Research Center Series 2015 (A2/NR)
1,500,000 5.000
(c)
07/01/2025
1,545,747
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(Baa1/A-)
2,000,000 5.000
08/01/2037
2,139,944
1,000,000 5.000
08/01/2038
1,062,437
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(Baa1/A-)
570,000 5.000
08/01/2036
614,645
Washington Health Care Facilities Authority RB Refunding for
Providence St. Joseph Health Obligated Group Series 2021 B
(A2/A)
1,500,000 4.000
(a)(b)
10/01/2042
1,522,795
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,124,920
Washington State Convention Center Public Facilities District RB
Series 2018 (Baa1/BBB)
320,000 5.000
07/01/2029
342,533
18,275,000 5.000
07/01/2048
18,871,767
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(e)
01/01/2034
639,155
1,400,000 5.000
(e)
01/01/2039
1,077,557
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,386,575
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
900,000 5.625
(e)
07/01/2038
996,637
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds
Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000 0.000
(f)
06/01/2028
6,048,416
166,670,139
West Virginia - 0.6%
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
770,000 3.000
03/01/2035
690,096
2,165,000 3.000
03/01/2037
1,817,309
625,000 3.250
03/01/2041
489,082
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
500,000 5.000
(e)
06/01/2033
514,525

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
$ 1,725,000 7.000%
(e)
06/01/2043
$ 1,854,420
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,831,605
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
679,211
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,782,321
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
1,575,000 5.000
(a)(b)
07/01/2045
1,580,899
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds for Wheeling
Power Company Project Series 2013A (NR/A-)
9,150,000 3.000
(a)(b)
06/01/2037
8,990,791
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky Power
Company - Mitchell Project, Series 2014A (Baa3/BBB)
3,565,000 4.700
(a)(b)
04/01/2036
3,576,395
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
3,137,926
2,970,000 5.500
09/01/2048
3,299,985
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa2/BBB+)
1,000,000 5.000
01/01/2033
1,027,550
950,000 5.000
01/01/2034
975,588
825,000 5.000
01/01/2035
845,944
2,330,000 5.000
01/01/2036
2,385,381
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,562,478
4,775,000 5.000
09/01/2030
5,126,730
1,520,000 5.000
09/01/2032
1,628,308
50,796,544
Wisconsin - 1.1%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(e)
06/01/2052
786,390
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
300,000 6.375
(e)
07/01/2043
307,073
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(e)
06/15/2031
153,195
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(e)
06/15/2042
1,030,375
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000 5.000
(e)
01/01/2042
1,129,878
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
$ 1,000,000 4.300%
11/01/2030
$ 971,119
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
282,015
310,000 5.000
07/01/2036
326,770
265,000 5.000
07/01/2037
276,751
310,000 5.000
07/01/2038
320,895
310,000 5.000
07/01/2039
318,694
285,000 5.000
07/01/2040
291,960
310,000 5.000
07/01/2041
316,463
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
220,000 4.000
07/01/2026
224,424
220,000 4.000
07/01/2027
226,666
220,000 4.000
07/01/2028
229,055
220,000 4.000
07/01/2029
227,768
265,000 4.000
07/01/2030
274,266
355,000 4.000
07/01/2031
366,460
420,000 4.000
07/01/2032
432,451
175,000 4.000
07/01/2033
180,103
130,000 4.000
07/01/2034
133,660
155,000 4.000
07/01/2035
158,971
220,000 4.000
07/01/2036
224,699
220,000 4.000
07/01/2037
223,986
265,000 4.000
07/01/2038
268,587
265,000 4.000
07/01/2039
267,633
265,000 4.000
07/01/2040
266,867
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,685,000 5.000
(e)
12/01/2035
1,586,293
1,950,000 5.000
(e)
12/01/2045
1,661,148
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
736,808
1,000,000 4.000
07/01/2051
752,360
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
470,000 4.000
(e)
06/15/2030
453,387
815,000 5.000
(e)
06/15/2040
789,225
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,650,000 4.000
(e)
03/01/2030
1,543,352
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
6,950,000 5.625
(e)
06/01/2050
6,210,904
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,575,000 6.500
(e)
06/01/2045
6,734,149
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
500,000 5.200
12/01/2037
513,891
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
2,470,000 6.000
(e)
07/01/2031
2,194,627
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
750,000 5.000
01/01/2029
810,102

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A) – (continued)
$ 1,400,000 5.000%
01/01/2032
$ 1,511,841
950,000 5.000
01/01/2033
1,024,854
900,000 5.000
01/01/2036
959,205
500,000 5.000
01/01/2037
529,657
2,000,000 5.000
01/01/2039
2,093,612
875,000 5.000
01/01/2040
912,789
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
370,000 5.000
(e)
06/01/2029
371,443
710,000 5.000
(e)
06/01/2039
665,672
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,000,000 4.000
01/01/2030
956,740
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
440,000 4.000
(e)
09/01/2029
397,666
770,000 5.000
(e)
09/01/2039
652,117
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
5,900,000 4.500
(e)
07/01/2048
4,457,613
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
2,770,000 6.125
(e)
10/01/2049
2,443,621
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000 2.875
05/01/2027
1,897,551
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB)
220,000 3.000
(e)
04/01/2025
214,796
500,000 5.000
(e)
04/01/2030
506,778
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/NR)
5,000 3.000
(e)
04/01/2025
5,000
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
1,205,000 5.000
11/15/2041
1,242,342
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
985,000 5.000
11/15/2044
1,002,976
570,000 5.000
11/15/2049
574,576
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
4,740,000 5.250
07/01/2028
4,744,156
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
6,736,607
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
630,000 4.000
(e)
07/01/2041
551,083
2,725,000 4.000
(e)
07/01/2051
2,205,118
Public Finance Authority Tax Increment Reinvestment Zone No. 11
Tax Allocation Series 2019 (Baa3/NR)
9,170,000 0.000
(f)
12/15/2027
7,494,898
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for
Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
$ 350,000 4.000%
03/15/2030
$ 353,746
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000 3.000
02/01/2042
933,487
390,000 4.000
02/01/2045
359,176
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
465,000 3.000
12/01/2031
391,756
775,000 4.000
12/01/2041
590,700
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
416,411
460,000 4.000
09/15/2041
375,740
425,000 4.000
09/15/2045
331,217
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
613,659
680,000 4.000
09/15/2041
555,442
575,000 4.000
09/15/2045
448,116
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 4.050
(a)(d)
08/15/2054
2,729,095
Wisconsin Housing & Economic Development
Authority Home Ownership RB 2021 Series D
(GNMA/FHLMC/FNMA COLL) (Aa2/AA+)
(SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000 4.020
(a)(d)
03/01/2042
5,478,968
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
3,800,000 5.000
02/01/2042
3,973,364
95,907,008
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,675,000 3.625
07/15/2039
17,200,986
a a
TOTAL MUNICIPAL BONDS
(Cost $8,519,341,951)
8,421,358,763
Shares
Dividend
    Rate Value
a
Corporate Bonds - 0.5%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000 7.000% 12/01/27 4,989,697
Toledo Hospital RB Series 2022 B
1,895,000 5.325 11/15/28 1,736,293
Tower Health Series
6,130,000 4.451 02/01/50 2,896,425
9,622,415
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
2,853,750 9.750
(j)
12/01/39 2,785,945
Benloch Ranch Improvement Association No. 1 Series 2021
1,655,909 9.750
(e)(j)
12/01/39 1,616,565

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Shares
Dividend
    Rate Value
a
Corporate Bonds – (continued)
Benloch Ranch Improvement Association No. 2
$ 14,700,000 10.000%
(e)(j)
12/01/51 $ 13,457,703
Brixton Park Improvement Association No. 1 Series
16,042,697 6.875
(e)(j)
12/01/51 13,723,886
31,584,099
TOTAL CORPORATE BONDS
(Cost $45,588,378)
41,206,514
a
Bank Loans
(k)
- 0.1%
Engineering & Construction - 0.1%
Rialto Bioenergy Facility, LLC ( SOFR+ 0.1% )
11,670,000 5.330 04/30/24 11,670,000
11,670,000
TOTAL BANK LOANS
(Cost $11,615,237)
11,670,000
a
U.S. Treasury Obligations - 0.5%
United States Treasury Bills
44,090,700 5.395%
(f)
03/28/24 43,543,887
(Cost $43,532,466)
TOTAL INVESTMENTS - 97.6%
(Cost $8,620,078,032)
$ 8,517,779,164
OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.4%
205,163,147
NET ASSETS - 100.0%
$ 8,722,942,311
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2023.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
December 31, 2023.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Zero coupon bond until next reset date.
(h)
When-issued security.
(i)
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(j)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)
Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2023.
Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Investment Abbreviations: (continued)
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 95.3%
Alabama - 2.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
$ 1,275,000 4.000%
(a)(b)
12/01/2049
$ 1,278,063
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
10,000,000 5.250
(a)(b)
02/01/2053
10,678,474
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 A
(NR/NR)
5,720,000 6.000
(c)(d)
07/01/2045
5,971,708
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 B
(NR/NR)
2,445,000 8.000
(c)(d)
07/01/2028
2,528,478
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,827,759
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
25,350,000 5.750
10/01/2049
25,755,808
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C
(AGM) (A1/AA)
5,750,000 6.500
10/01/2038
6,038,408
6,000,000 6.600
10/01/2042
6,300,392
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013
D (NR/BBB)
8,300,000 6.000
10/01/2042
8,708,697
19,850,000 7.000
10/01/2051
20,849,493
69,020,000 6.500
10/01/2053
72,496,317
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
906,018
1,000,000 4.750
11/01/2049
823,246
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,673,271
Sumter County IDA Exempt Facilities RB for Enviva Project Series
2022 (Caa2/CC)
12,400,000 6.000
(a)(b)
07/15/2052
5,722,870
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
18,620,000 5.250
(a)(b)
12/01/2053
20,259,584
201,818,586
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
19,470,000 0.000
(e)
06/01/2066
2,561,573
a a
American Samoa - 0.0%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
1,375,000 5.000
(c)
09/01/2038
1,388,808
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,800,000 3.720
(c)
09/01/2027
1,654,867
3,043,675
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona - 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
$ 35,000,000 4.970%
(f)
01/01/2037
$ 32,198,414
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(c)
07/01/2053
874,721
1,000,000 5.500
(c)
07/01/2058
983,296
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(c)
07/01/2053
936,094
1,000,000 5.500
(c)
07/01/2058
962,670
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000 6.500
(c)
11/01/2053
16,540,204
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
665,000 4.000
07/01/2047
613,481
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000 4.000
11/01/2050
1,429,546
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CCC-)
1,000,000 5.000
01/01/2043
664,133
5,250,000 4.500
01/01/2049
3,008,018
3,300,000 5.000
01/01/2054
2,009,896
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/CCC-)
275,000 5.000
01/01/2037
167,964
200,000 5.000
01/01/2038
119,449
650,000 5.000
01/01/2043
355,865
3,450,000 5.000
01/01/2049
1,802,776
1,100,000 5.125
01/01/2054
554,082
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Caa3/NR)
1,000,000 5.000 *
05/01/2038
550,000
2,780,000 5.000 *
05/01/2043
1,529,000
3,450,000 5.000 *
05/01/2048
1,897,500
2,000,000 5.000 *
05/01/2051
1,100,000
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
925,000 4.000
(c)
12/15/2041
770,753
2,115,000 4.000
(c)
12/15/2051
1,591,347
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
470,000 4.000
(c)
07/15/2051
351,742
445,000 4.000
(c)
07/15/2056
322,297
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(c)
07/15/2053
9,737,767
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,625,000 3.000
07/01/2049
1,279,143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
$ 2,710,000 3.250%
07/01/2049
$ 2,156,311
County of Maricopa IDA Education RB Series 2021A (NR/BB+)
1,250,000 4.000
(c)
07/01/2056
946,165
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BB+)
3,400,000 3.500
(c)
07/01/2044
2,590,202
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
8,225,000 4.000
(c)
10/15/2047
7,160,160
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(c)
11/15/2052
4,590,651
2,750,000 7.000
(c)
11/15/2057
2,818,942
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A)
4,325,000 4.000
11/01/2051
4,104,942
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
625,000 3.500
07/01/2029
579,512
595,000 4.100
07/01/2034
551,222
1,848,000 4.750
07/01/2043
1,657,790
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
7,430,000 5.000
05/15/2056
6,093,437
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(c)
*
08/01/2028
1,395,000
16,130,000 6.250
(c)
*
08/01/2040
7,258,500
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
580,000 4.000
02/15/2051
476,076
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(c)
07/01/2050
633,424
1,340,000 5.000
(c)
07/01/2054
1,196,239
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
1,885,000 5.250
(c)
10/01/2040
1,891,209
1,885,000 5.500
(c)
10/01/2051
1,866,292
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/A-)
2,000,000 2.400
06/01/2035
1,627,767
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(c)
05/01/2040
242,131
950,000 5.750
(c)
05/01/2050
918,673
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,309,165
1,900,000 5.000
12/01/2054
1,603,827
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
875,476
1,000,000 5.000
07/01/2042
1,013,872
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
The Industrial Development Authority of
The County of Maricopa Education RB
(Legacy Traditional Schools Projects) Series 2021A (NR/BB+)
$ 1,150,000 4.000%
(c)
07/01/2051
$ 894,733
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,700,000 6.250
(c)
07/01/2053
1,710,786
1,800,000 6.375
(c)
07/01/2058
1,818,535
142,331,197
Arkansas - 0.3%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
13,675,000 5.450
09/01/2052
13,673,905
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
4,031,988
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000 4.250
07/01/2041
1,197,547
775,000 3.500
07/01/2046
590,162
500,000 4.000
07/01/2052
395,381
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
4,068,718
23,957,701
California - 9.0%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(e)
08/01/2026
1,484,558
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000 0.000
(g)
10/01/2051
1,751,780
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(g)
10/01/2047
1,007,603
1,850,000 0.000
(g)
10/01/2048
995,487
2,300,000 0.000
(g)
10/01/2049
1,240,964
1,375,000 0.000
(g)
10/01/2050
738,896
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(e)
08/01/2037
3,183,048
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000 0.000
(e)
08/01/2036
1,263,504
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,860,088
Calaveras Unified School District GO Bonds for Capital
Appreciation Series 2000 (AGM) (A1/AA)
1,055,000 0.000
(e)
08/01/2025
1,004,331
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,238,648

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
$ 2,000,000 5.000%
(a)(b)
07/01/2053
$ 2,124,476
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BB+)
2,755,000 5.250
05/01/2048
2,796,288
2,850,000 5.250
05/01/2053
2,883,844
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
5,775,000 5.750
(c)
07/01/2060
5,821,259
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
2,875,000 4.000
(c)
02/01/2056
2,421,880
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(c)
08/01/2050
1,737,990
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(c)
02/01/2057
1,169,235
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(c)
02/01/2056
5,300,096
California County tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2
(NR/NR)
12,620,000 0.000
(e)
06/01/2055
2,555,089
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
1,350,000 5.000
06/01/2050
1,360,924
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(e)
06/01/2055
1,493,168
California County Tobacco Securitization Agency RB Refunding
Series 2020 A (NR/BBB+)
875,000 4.000
06/01/2049
826,361
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
330,000 5.000
06/01/2049
339,829
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
127,560,000 0.000
(e)
06/01/2055
22,991,695
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(e)
06/01/2055
18,326,749
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000 4.000
(c)
06/01/2061
445,768
California Health Facilities Financing Authority RB for
Commonspirit Health Series 2020A (Baa1/A-)
5,705,000 4.000
04/01/2049
5,586,261
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children'S Hospital At Stanford 2022
Series A Forward Delivery (A1/A+)
2,525,000 4.000
05/15/2051
2,502,643
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
$ 900,000 5.000%
(c)
01/01/2055
$ 709,991
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A-3 (NR/NR)
14,435,000 8.000
(a)(b)(c)
01/01/2050
14,699,771
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000 5.000
07/01/2052
706,613
3,725,000 5.000
07/01/2062
3,428,293
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,852,460
5,250,000 5.000
09/01/2057
5,404,219
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa1/NR)
225,000 5.000
10/01/2035
238,895
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
3,800,000 5.000
02/01/2042
3,897,456
10,000,000 5.000
02/01/2047
10,188,741
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
1,135,000 5.000
(c)
07/01/2052
1,025,184
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,256,987
1,035,000 4.000
07/01/2055
842,972
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
250,000 5.000
10/01/2034
266,261
300,000 5.000
10/01/2037
315,283
300,000 5.000
10/01/2038
313,614
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(c)
10/01/2049
1,025,323
1,740,000 5.000
(c)
10/01/2054
1,613,930
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,589,367
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
6,025,000 4.000
07/15/2029
5,922,200
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
30,586,667 7.500
(c)
*
12/01/2040
2,294,000
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
1,325,000 5.000
(c)
07/01/2037
1,325,951
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,355,000 5.000
(c)
07/01/2035
2,524,132

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR) – (continued)
$ 1,730,000 5.000%
(c)
07/01/2037
$ 1,830,498
1,750,000 5.000
(c)
07/01/2038
1,840,484
1,200,000 5.000
(c)
11/21/2045
1,229,162
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
12,660,000 5.000
(c)
11/21/2045
12,661,137
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
8,500,000 5.000
(c)
11/21/2045
8,619,873
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(c)
07/01/2039
564,899
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(c)
06/15/2050
1,409,279
1,030,000 5.000
(c)
06/15/2055
929,230
California Public Finance Authority Senior Living Revenue
Refunding Bonds for Enso Village Project Series 2021B1
(NR/NR)
900,000 3.125
(c)
05/15/2029
885,758
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
4,605,000 6.375
(c)
04/01/2062
4,629,103
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(c)
10/01/2052
2,062,718
3,250,000 5.000
(c)
10/01/2061
3,230,960
California School Finance Authority Charter School RB for
Classical Academies Vista Project Serires 2021 (NR/BBB-)
1,450,000 4.000
(c)
10/01/2046
1,273,429
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000 5.250
(c)
07/01/2052
1,056,491
745,000 5.375
(c)
07/01/2056
749,040
1,525,000 5.500
(c)
07/01/2062
1,537,924
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(c)
06/01/2062
1,851,804
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
560,000 5.625
(c)
06/01/2043
562,659
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(c)
07/01/2052
2,605,146
4,190,000 5.000
(c)
07/01/2061
3,662,627
California School Finance Authority Charter School RB for Valley
International Prepatory High School Project Series 2022A
(NR/NR)
1,230,000 5.250
(c)
03/01/2062
967,955
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB forOrange
County Educational Arts Academy Project Series 2023A
(NR/NR)
$ 700,000 5.875%
(c)
06/01/2053
$ 703,294
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB+)
500,000 5.250
(c)
08/01/2038
504,474
550,000 5.500
(c)
08/01/2043
559,393
400,000 5.500
(c)
08/01/2047
402,644
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(c)
10/01/2050
3,513,464
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
2,770,000 5.000
(c)
07/01/2058
2,601,566
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
600,000 5.000
(c)
06/01/2051
549,830
1,220,000 5.000
(c)
06/01/2061
1,079,892
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(c)
07/01/2045
1,256,128
1,240,000 5.000
(c)
07/01/2055
1,120,332
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
600,000 4.000
(c)
06/01/2041
504,733
700,000 4.000
(c)
06/01/2051
540,740
1,220,000 4.000
(c)
06/01/2061
896,108
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(c)
07/01/2059
2,378,781
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
975,000 4.000
(c)
07/01/2045
848,753
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(c)
07/01/2048
712,350
California Statewide Communities Development Authority
500,000 5.000
08/01/2038
517,854
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
1,000,360
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
765,000 5.000
09/01/2037
781,547
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(c)
09/01/2050
2,857,327
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000 4.000
09/01/2051
2,971,784

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
$ 4,500,000 5.000%
09/01/2052
$ 4,561,128
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/NR)
575,000 5.000
09/02/2043
598,235
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
1,345,000 5.000
09/02/2039
1,430,880
895,000 5.000
09/02/2044
938,443
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(c)
06/01/2034
381,559
475,000 5.000
(c)
06/01/2039
471,452
1,340,000 5.000
(c)
06/01/2051
1,245,645
California Statewide Communities Development Authority RB for
Lancer Plaza Project Series 2013 (NR/NR)
1,875,000 5.875
11/01/2043
1,875,693
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB)
10,095,000 5.500
(c)
12/01/2058
10,322,408
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
17,750,000 5.250
12/01/2044
17,794,201
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000 5.000
(c)
12/01/2041
1,596,666
2,080,000 5.000
(c)
12/01/2046
2,056,719
10,030,000 5.250
(c)
12/01/2056
10,060,011
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,759,579
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
182,512
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000 5.250
(c)
07/01/2039
2,382,419
3,125,000 5.250
(c)
07/01/2049
3,124,853
1,900,000 5.250
(c)
07/01/2052
1,891,643
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
365,000 5.000
08/01/2028
387,343
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
935,000 5.000
(c)
11/01/2032
956,162
1,875,000 5.000
(c)
11/01/2041
1,863,934
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
13,765,000 5.500
12/01/2054
13,735,067
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
$ 1,230,000 4.000%
09/02/2050
$ 1,067,309
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
3,245,000 5.000
09/02/2038
3,422,531
4,000,000 5.000
09/02/2048
4,126,315
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,663,227
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,571,374
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,105,182
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(e)
06/01/2046
5,966,115
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa2/NR)
7,000,000 0.000
(e)
09/01/2033
4,872,743
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
166,766
195,000 3.000
09/01/2038
165,955
205,000 3.000
09/01/2039
171,221
210,000 3.000
09/01/2040
171,680
715,000 3.125
09/01/2044
567,565
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2051
815,451
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(c)
09/01/2051
1,279,341
City and County of San Francisco Special Tax District No. 2020-1
1,345,000 5.750
(c)
09/01/2053
1,396,959
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(c)
09/01/2053
1,713,741
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,033,274
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
916,211
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000 4.000
09/01/2040
502,852
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,813,539
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,191,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
$ 850,000 5.000%
(c)
09/01/2050
$ 865,538
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
3,035,605
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000 4.000
05/15/2049
4,389,809
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
452,612
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250
04/01/2034
1,164,218
3,565,000 5.250
04/01/2039
2,154,022
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
425,000 3.000
09/01/2031
400,802
450,000 4.000
09/01/2041
425,527
550,000 4.000
09/01/2051
484,095
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,700,000 4.000
09/02/2037
1,678,091
City of Palo Alto Limited Obligation Refunding Improvement
Bonds for University Avenue Area off-Street Parking
Assessment District Series 2012 (NR/A-)
540,000 5.000
09/02/2030
542,129
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
500,000 4.000
09/01/2029
507,272
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,678,088
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
325,000 4.000
09/01/2035
326,782
375,000 4.000
09/01/2040
360,064
425,000 4.000
09/01/2045
389,760
950,000 4.000
09/01/2050
835,501
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
425,986
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
280,000 5.000
(c)
09/01/2032
291,321
700,000 5.000
(c)
09/01/2037
726,713
1,745,000 5.000
(c)
09/01/2047
1,785,891
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
2,000,000 5.000
05/01/2049
2,070,066
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
843,346
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,110,000 5.000
03/01/2047
4,167,300
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
CMFA Special Finance Agency Essential Housing RB Seres
2021A-1 (NR/NR)
$ 4,465,000 3.000%
(c)
12/01/2056
$ 3,019,614
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(c)
08/01/2056
3,609,875
Community Facilities District No. 2016-1 of The Root Creek Water
District Improvement Area No. 2 Special Tax Bonds Series
2023 (NR/NR)
1,600,000 5.000
09/01/2053
1,622,628
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000 5.500
08/15/2053
1,317,905
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000 5.000
09/01/2044
2,678,003
200,000 4.000
09/01/2045
186,274
County of Los Angeles Community Facilities District Special Tax
Bonds Series 2022 (NR/NR)
2,775,000 5.000
09/01/2052
2,850,299
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
695,000 3.000
09/01/2050
499,585
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
11,225,000 3.000
(c)
12/01/2056
7,632,220
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
6,725,000 3.600
(c)
05/01/2047
5,052,343
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
900,000 3.250
(c)
04/01/2057
620,979
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)
1,305,000 0.000
(e)
08/01/2027
1,159,417
Dublin Unified School District GO Bonds Election of 2020 Seried
B (Aa1/AA+)
15,000,000 4.250
08/01/2053
15,578,106
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
455,000 3.125
09/01/2044
358,757
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
1,000,000 4.000
01/15/2046
986,584
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)
5,400,000 0.000
(e)
08/01/2032
4,096,836
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (WR/AA)
4,180,000 0.000
(e)
04/01/2029
3,546,141
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000 0.000
(e)
10/01/2032
2,647,859
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
10,000,000 0.000
(e)
01/15/2035
6,873,768

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
$ 22,010,000 3.950%
01/15/2053
$ 20,723,936
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
19,590,000 3.850
06/01/2050
18,120,493
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000 5.000
06/01/2051
5,632,091
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
53,240,000 0.000
(e)
06/01/2066
6,263,782
Golden Valley Unified School District Financing Authority RB for
Golden Valley Unified School District Community Facilities
District No. 2017-1 Series 2021 A (NR/NR)
250,000 4.000
09/01/2046
223,724
750,000 4.000
09/01/2056
634,701
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
3,500,000 5.000
09/01/2053
3,557,617
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,039,800
1,000,000 5.625
09/01/2053
1,043,896
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
100,945,000 0.000
(e)
06/01/2036
44,958,329
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(e)
06/01/2047
10,828,968
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(e)
06/01/2057
24,039,335
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,703,930
Lemoore Redevelopment Agency Tax Allocation for Lemoore
Redevelopment Project Series 2011 (NR/A-)
75,000 6.625
08/01/2024
75,165
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
3,123,998
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(e)
08/01/2050
15,590,554
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
3,760,000 0.000
(e)
08/01/2035
2,573,985
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
16,669,474
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,861,654
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
8,200,000 6.125
11/01/2029
8,894,331
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C
(NR/BBB+) – (continued)
$ 20,315,000 6.500%
11/01/2039
$ 26,149,836
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.500
08/01/2030
5,211,392
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
860,000 0.000
(e)
08/01/2025
820,096
1,105,000 0.000
(e)
08/01/2026
1,024,231
5,550,000 0.000
(e)
08/01/2030
4,571,205
7,855,000 0.000
(e)
08/01/2032
6,055,769
7,000,000 0.000
(e)
08/01/2034
5,022,781
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
1,016,060
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
200,000 5.000
08/15/2028
216,781
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
12,605,146
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000 0.000
(e)
08/01/2040
695,616
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
900,000 3.000
09/01/2032
853,224
820,000 3.000
09/01/2033
772,503
750,000 3.000
09/01/2034
701,162
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
400,000 5.000
09/01/2049
413,978
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
4,034,108
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(e)
08/01/2036
3,782,505
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,870,476
3,875,000 5.000
09/01/2052
3,884,062
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
2,220,000 0.000
(e)
10/01/2033
1,593,940
2,220,000 0.000
(e)
10/01/2035
1,477,581
1,840,000 0.000
(e)
10/01/2037
1,105,806
5,100,000 0.000
(e)
10/01/2038
2,879,184
8,425,000 0.000
(e)
10/01/2039
4,493,940
13,395,000 0.000
(e)
10/01/2040
6,764,656
7,275,000 0.000
(e)
10/01/2041
3,488,429
6,360,000 0.000
(e)
10/01/2042
2,902,395

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Bernardino City Unified School District GO Bonds
Capital Appreciation for Election of 1999 Series 2003 C
(NATL) (A1/A+)
$ 1,420,000 0.000%
(e)
08/01/2025
$ 1,347,400
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
1,755,000 5.000
07/01/2046
1,849,902
2,165,000 5.000
07/01/2056
2,256,374
San DieGO County Regional Airport Authority Subordinate
Airport RB Series 2021B (AMT) (A2/NR)
1,080,000 5.000
07/01/2051
1,128,310
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(e)
07/01/2043
411,175
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(e)
07/01/2030
8,253,186
3,305,000 0.000
(e)
07/01/2031
2,640,058
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (Ba2/NR)
1,370,000 4.000
08/01/2032
1,274,806
1,560,000 4.000
08/01/2033
1,429,228
1,680,000 4.000
08/01/2034
1,524,740
1,810,000 4.000
08/01/2035
1,621,638
1,945,000 4.000
08/01/2036
1,712,943
San Juan Unified School District GO Bonds for Capital
Appreciation Series 2000 (NATL) (Aa2/A+)
1,595,000 0.000
(e)
08/01/2025
1,516,040
Santa Monica Redevelopment Agency Tax Allocation for
Earthquake Recovery Redevelopment Project Series 2011
(NR/AA)
2,000,000 5.000
07/01/2042
2,002,342
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(e)
06/01/2056
2,538,313
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(e)
06/01/2056
9,348,374
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements Series 2012 B (NR/NR)
4,000,000 5.250
09/01/2042
4,003,565
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
4,269,784
The Regents of The University of California Medical Center Pooled
RB 2013 Series K (Aa3/AA-/A-1+)
11,445,000 3.950
(a)(b)
05/15/2047
11,445,000
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
9,510,000 0.000
(e)
06/01/2054
1,814,771
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
2,155,000 5.000
10/01/2049
2,208,597
Tustin California Community Facilities District No. 2014-1 Tustin
Legacy/Standard Pacific Special Tax Bonds Series 2015 A
(NR/NR)
750,000 5.000
09/01/2040
762,528
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
$ 8,360,000 0.000%
(e)
08/01/2034
$ 6,023,676
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(g)
08/01/2042
15,920,804
848,281,198
Colorado - 5.6%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,575,000 4.700
12/01/2047
1,318,421
Amber Creek Metropolitan District GO Refunding & Improvement
Bonds Series 2017 A (NR/NR)
595,000 5.000
12/01/2037
545,156
613,000 5.125
12/01/2047
535,495
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,329,460
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series
2020 B (NR/NR)
4,000,000 7.750
12/15/2050
3,757,942
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
4,000,000 4.875
(c)
12/01/2051
3,100,577
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
4,690,000 5.750
12/01/2051
4,195,439
Belford North Metropolitan District GO Bonds Series 2020 A
(NR/NR)
3,250,000 5.500
12/01/2050
2,957,760
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
5,704,079
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 0.000
(c)(g)
12/01/2049
1,703,769
Bent Grass Metropolitan District Refunding GO Bonds Series 2020
(NR/NR)
1,185,000 5.250
(c)
12/01/2049
1,128,580
Brighton Crossing Metropolitan District No. 4 Limited Tax GO
Bonds Subordinate Series 2017 B (NR/NR)
670,000 7.000
12/15/2047
630,350
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,350,265
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,168,098
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
9,001,538
Canyons Metropolitan District No. 5 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000 6.000
12/01/2037
1,750,199
4,000,000 6.125
12/01/2047
4,002,365
Canyons Metropolitan District No. 5 GO Refunding &
Improvement Bonds Series 2017 A (NR/NR)
2,000,000 6.125
12/01/2047
1,993,645

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
$ 2,500,000 5.000%
12/01/2051
$ 2,129,950
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,456,399
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
835,000 5.000
12/01/2051
694,203
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
7,782,157
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
2,575,000 5.350
12/01/2050
2,343,169
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,915,122
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series
2021 A (NR/NR)
580,000 5.000
12/01/2041
538,459
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,835,072
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,618,672
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
475,000 4.000
05/01/2051
394,998
1,000,000 4.000
05/01/2061
794,293
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
900,000 5.000
(c)
02/01/2051
773,792
2,335,000 5.000
(c)
02/01/2061
1,941,543
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,000,000 5.000
(c)
10/01/2059
5,206,673
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,594,897
1,955,000 5.000
09/01/2062
1,966,565
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(c)
07/01/2053
4,357,274
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,161,649
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
2,030,173
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (Baa1/A-)
2,500,000 5.250
11/01/2052
2,653,480
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
$ 2,650,000 4.000%
09/01/2050
$ 2,538,133
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(a)
07/01/2057
25,834,295
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000 4.000
01/01/2042
801,032
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(Baa1/A-)
2,135,000 3.250
08/01/2049
1,595,508
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
900,000 5.000
12/31/2051
901,811
9,680,000 5.000
12/31/2056
9,694,831
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
3,000,000 5.750 *
12/01/2047
2,459,082
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
850,000 5.250
12/01/2051
765,275
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,760,000 5.000
12/01/2049
1,646,044
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,273,667
1,750,000 5.000
12/01/2043
1,597,413
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,882,332
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
708,735
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
998,617
2,100,000 5.250
12/01/2047
2,046,596
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
3,025,134
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Senior Bonds Series 2021A
(NR/NR)
2,045,000 5.500
(c)
12/01/2039
1,809,821
5,790,000 5.750
(c)
12/01/2049
4,985,152
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Subordinate Bonds Series
2021B (NR/NR)
2,350,000 8.000
(c)
12/15/2049
2,122,271
Creekwalk Marketplace Business Improvement District RB Series
2019 A (NR/NR)
5,490,000 5.500
(c)
12/01/2039
4,883,275
10,900,000 5.750
(c)
12/01/2049
9,454,429
Creekwalk Marketplace Business Improvement District RB Series
2019 B (NR/NR)
2,370,000 8.000
(c)
12/15/2049
2,162,196

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
$ 34,160,000 5.000%
10/01/2032
$ 34,157,366
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
686,143
2,500,000 5.000
12/01/2032
2,568,733
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
325,000 5.000
12/01/2031
334,565
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,743,709
1,690,000 5.000
12/01/2048
1,691,734
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
7,200,000 5.000
(c)
12/01/2034
7,555,171
7,300,000 4.000
(c)
12/01/2035
7,132,968
7,300,000 4.000
(c)
12/01/2036
7,027,480
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
442,396
950,000 4.000
12/01/2040
887,957
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
3,365,000 5.000
06/01/2049
3,122,965
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000 0.000
(e)
09/01/2039
1,407,633
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
15,000,000 0.000
(e)
09/01/2028
13,064,850
4,120,000 0.000
(e)
09/01/2034
2,901,463
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000 0.000
(e)
09/01/2040
10,478,094
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,405,220
El Paso County Waterview II Metropolitan LT GO Bonds Series
2022A (NR/NR)
2,000,000 5.000
12/01/2051
1,769,843
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(c)
12/01/2047
2,996,588
First Creek Village Metropolitan District GO Bonds Series 2019 A
(Ba1/NR)
1,580,000 5.000
08/01/2049
1,505,097
First Creek Village Metropolitan District GO Bonds Series 2019 B
(NR/NR)
515,000 6.750
08/01/2049
515,724
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,339,296
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,779,003
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,292,683
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
$ 1,140,000 4.625%
(c)
12/01/2045
$ 919,308
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
3,680,000 4.000
12/01/2047
3,670,883
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
478,396
Hunters Overlook Metropolitan District No. 5 GO Bonds Series
2019 A (NR/NR)
2,000,000 5.000
12/01/2049
1,855,424
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
933,818
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2
(Ba2/NR)
580,000 4.125
12/01/2040
507,430
900,000 4.375
12/01/2047
760,884
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
856,453
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
12,627,000 4.250
12/01/2046
10,393,414
Johnstown Village Metropolitan District No. 2 GO Bonds Series
2020 A (NR/NR)
1,980,000 5.000
12/01/2050
1,712,382
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 0.000
(g)
12/01/2050
6,976,288
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A
(NR/NR)
4,190,000 5.000
12/01/2049
3,974,236
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B
(NR/NR)
683,000 7.750
12/15/2049
653,067
Lochbuie Station Residential Metropolitan District GO Bonds
Series 2020 A (NR/NR)
1,180,000 5.750
12/01/2050
1,167,870
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,568,442
Meadowlark Metropolitan District GO Bonds Series 2020 A
(NR/NR)
525,000 4.875
12/01/2040
473,084
750,000 5.125
12/01/2050
679,524
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
2,931,149
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
2,665,000 5.000
12/01/2049
2,452,181
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B
(NR/NR)
1,473,000 7.375
12/15/2049
1,365,854
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,255,461

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
$ 980,000 5.000%
12/01/2049
$ 901,556
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,725,381
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,618,453
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
10,937,212
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
2,140,000 6.000
12/01/2052
2,129,414
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
1,140,000 5.000
12/01/2051
989,189
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
1,260,000 5.500
12/01/2048
1,238,939
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
3,180,000 5.625
12/01/2037
3,214,485
7,855,000 5.750
12/01/2047
7,917,310
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
2,322,000 7.750
12/15/2047
2,329,892
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
350,000 4.000
12/01/2032
352,577
340,000 4.000
12/01/2033
342,446
190,000 4.000
12/01/2034
191,242
550,000 4.000
12/01/2036
548,811
215,000 4.000
12/01/2038
207,246
Palisade Metropolitan District No. 2 GO Refunding Limited Tax
Bonds Series 2019 (NR/NR)
4,711,000 7.250
12/15/2049
4,398,297
Palisade Park West Metropolitan District GO Bonds Series 2019 A
(NR/NR)
1,500,000 5.125
12/01/2049
1,414,829
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 A (NR/NR)
2,140,000 5.000
12/01/2040
2,036,641
3,335,000 5.250
12/01/2050
3,052,613
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 B (NR/NR)
1,924,000 7.750
12/15/2050
1,795,610
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
1,011,000 4.300
12/01/2050
796,402
Peak Metropolitan District No. 1 GO Bonds Series 2021 A
(NR/NR)
1,150,000 5.000
(c)
12/01/2051
1,015,994
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
1,200,000 5.000
12/01/2050
1,089,419
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
$ 1,000,000 5.000%
(c)
12/01/2040
$ 968,780
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A
(NR/NR)
796,000 5.000
12/01/2049
749,550
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,703,138
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
6,500,000 5.000
(c)
12/15/2041
6,502,818
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
637,306
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
5,400,000 4.750
(c)
12/01/2045
3,672,000
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B
(NR/NR)
150,000 0.000
(c)(e)
12/01/2025
121,088
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A
(NR/NR)
9,930,000 5.000
12/01/2049
9,158,088
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,278,616
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,160,861 3.625
12/01/2044
1,634,268
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,000,000 5.250
12/01/2060
873,147
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000 5.000
12/01/2049
1,084,647
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
437,705
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,401,676
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,055,000 5.000
(c)
12/01/2050
949,872
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,356,818
5,695,000 5.000
12/01/2049
5,283,084
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
8,230,772
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
1,000,000 5.000
(c)
12/01/2040
936,781
1,625,000 5.125
(c)
12/01/2050
1,466,134
Sky Ranch Community Authority Board District No. 1 RB Senior
Lien Series 2019 A (NR/NR)
1,453,000 5.000
12/01/2049
1,436,289
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
4,179,187

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
$ 750,000 4.000%
12/01/2044
$ 736,730
2,210,000 3.000
12/01/2049
1,686,367
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000 8.000
12/15/2048
1,928,764
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
424,560
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,750,000 5.000
12/01/2047
1,676,930
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds
Series 2017 A (NR/NR)
2,550,000 5.125
12/01/2047
2,479,680
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
650,000 5.000
12/01/2039
682,475
Sterling Ranch Community Authority Board RB for Sterling Ranch
Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000 7.125
12/15/2050
689,740
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
2,500,000 4.250
12/01/2050
2,161,149
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,488,293
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
1,100,000 5.000
12/01/2040
1,084,472
1,750,000 5.000
12/01/2049
1,683,552
Timberleaf Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,730,000 5.750
12/01/2050
1,709,375
Timnath Ranch Metropolitan District No. 4 Limited Tax GO
Refunding Improvement Bonds Series 2018 A (NR/NR)
545,000 5.250
12/01/2037
545,526
2,400,000 5.375
12/01/2047
2,325,302
Village at Dry Creek Metropolitan District No. 2 GO Bonds for
Thornton Adams Series 2019 (NR/NR)
500,000 4.375
12/01/2044
443,099
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
580,000 5.000
12/01/2040
546,510
1,020,000 5.000
12/01/2050
902,905
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
2,250,000 6.500
(c)
12/01/2050
2,335,652
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,500,000 5.000
12/01/2050
1,318,959
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(g)
12/01/2050
717,439
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
$ 4,238,000 8.000%
12/15/2050
$ 3,821,248
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
960,000 5.000
(c)
12/01/2050
875,401
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
181,000 7.750
12/15/2050
172,790
Wildwing Metropolitan District No. 5 GO Refunding &
Improvement Bonds Series 2018 A (NR/NR)
3,331,000 5.375
12/01/2048
3,248,260
Windler Public Improvement Authority RB Series 2021 A-1
(NR/NR)
12,250,000 4.125
12/01/2051
7,641,614
Windler Public Improvement Authority RB Series 2021 A-2
(NR/NR)
9,400,000 0.000
(g)
12/01/2051
5,387,131
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,523,486
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
2,184,000 5.125
(c)
12/01/2050
1,844,626
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,764,000 6.250
12/15/2040
1,715,650
524,042,963
Connecticut - 0.6%
City of New Haven CT GO Bonds  Series 2018 (NR/A-)
310,000 5.500
08/01/2038
333,716
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
983,824
500,000 5.500
08/01/2035
545,359
420,000 5.500
08/01/2036
456,456
500,000 5.500
08/01/2037
540,991
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
3,925,000 11.000
(c)
12/01/2027
4,276,204
Connecticut Airport Authority Customer Facility Charge RB
for Ground Transportation Center Project Series 2019A
(NR/BBB+)
1,750,000 4.000
07/01/2049
1,555,541
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000 5.000
(c)
01/01/2045
961,970
3,065,000 5.000
(c)
01/01/2055
2,398,012
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,015,000 4.000
07/01/2039
838,080
3,500,000 4.000
07/01/2044
2,697,854
3,500,000 4.000
07/01/2049
2,562,680
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
28,500,000 7.000
(c)
02/01/2045
28,508,579
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000 5.375
07/01/2052
2,240,486

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
$ 2,025,000 4.000%
(c)
04/01/2051
$ 1,650,121
town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
6,925,000 7.000
01/01/2053
7,091,771
57,641,644
Delaware - 0.2%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
778,827
1,125,000 4.000
06/01/2057
790,890
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
1,785,000 5.000
11/15/2048
1,799,457
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
3,122,809
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
850,460
835,000 5.000
08/01/2054
820,280
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,941,278
town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
4,954,000 4.000
07/01/2035
4,944,637
15,048,638
District of Columbia - 0.7%
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,000,000 5.250
05/01/2048
3,413,270
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000 4.000
10/01/2051
4,761,521
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
41,201,583
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,357,096
3,170,000 4.000
10/01/2053
3,047,227
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
1,033,613
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000 4.000
10/01/2052
5,993,597
61,807,907
Florida - 14.3%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,385,000 5.500
06/15/2052
1,389,570
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
$ 3,560,000 4.750%
05/01/2036
$ 3,508,387
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
620,000 5.000
05/01/2039
619,952
1,025,000 5.100
05/01/2049
989,602
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
5,755,000 4.000
05/01/2051
4,560,791
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,580,000 3.625
05/01/2040
1,306,104
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000 3.500
05/01/2031
1,703,964
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,143,039
2,050,000 5.625
05/01/2053
2,090,053
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
3,970,000 3.500
05/01/2032
4,014,893
6,695,000 3.700
05/01/2036
6,760,701
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
725,000 4.625
05/01/2028
729,371
1,785,000 5.000
05/01/2036
1,794,808
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,160,000 6.900
05/01/2036
3,162,862
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
820,000 6.900
05/01/2036
820,157
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
500,000 4.000
11/01/2040
435,839
3,155,000 4.000
11/01/2050
2,512,855
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(c)
05/01/2039
1,849,985
3,080,000 5.200
(c)
05/01/2049
2,995,271
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(c)
05/01/2031
235,021
515,000 3.125
(c)
05/01/2041
379,446
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(c)
05/01/2041
396,100
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,045,350
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(c)
05/01/2041
613,762

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
$ 660,000 4.375%
11/01/2049
$ 566,368
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
756,591
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
250,000 3.375
05/01/2041
198,295
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,795,000 6.000
05/01/2048
1,871,343
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
513,681
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
787,067
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
580,000 3.750
(c)
05/01/2040
517,950
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,450,000 5.375
05/01/2043
1,436,644
6,000,000 5.625
05/01/2054
6,009,481
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
900,000 4.500
(c)
06/01/2039
841,771
1,630,000 4.625
(c)
06/01/2049
1,447,757
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
525,000 4.750
11/01/2026
529,966
700,000 5.000
11/01/2031
707,216
5,975,000 5.250
11/01/2046
5,982,119
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
3,500,000 5.000
05/01/2042
3,401,519
Balm Grove Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,575,000 4.000
11/01/2042
1,333,498
1,575,000 4.125
11/01/2051
1,277,743
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
955,000 5.000
11/01/2036
965,484
1,055,000 5.000
11/01/2048
1,005,988
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
705,000 3.500
(c)
05/01/2041
595,004
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
1,835,000 4.250
05/01/2029
1,866,486
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
$ 905,000 5.000%
05/01/2035
$ 908,759
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
865,000 3.750
05/01/2031
860,026
1,005,000 4.000
05/01/2037
997,039
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000 4.250
05/01/2037
2,837,910
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,265,000 6.375
(c)
11/01/2049
1,299,780
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
325,000 6.000
11/01/2027
344,099
490,000 3.750
11/01/2031
483,831
2,975,000 6.500
11/01/2043
3,261,537
1,490,000 4.125
11/01/2046
1,337,423
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
970,552
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
770,000 6.125
11/01/2033
821,141
1,000,000 6.500
11/01/2043
1,082,602
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,500,000 4.000
12/15/2050
1,216,356
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,285,000 3.625
12/15/2040
1,117,971
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,021,893
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,551,283
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,650,991
3,200,000 4.875
05/01/2047
2,963,788
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
890,000 6.000
06/15/2052
909,470
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
325,000 3.750
06/15/2040
273,402
950,000 4.000
06/15/2050
762,309
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
900,000 4.250
06/15/2039
816,688
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
1,165,000 3.500
05/01/2041
937,773
1,360,000 4.000
05/01/2051
1,085,305

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
$ 565,000 3.625%
05/01/2040
$ 466,164
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,800,000 5.250
05/01/2043
1,786,907
2,250,000 5.500
05/01/2053
2,235,544
Bridgewalk Community Development District
675,000 6.500
12/15/2053
702,546
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
6,020,000 5.750
05/01/2035
6,203,311
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,610,000 4.000
05/01/2052
1,225,591
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000 3.150
05/01/2041
764,593
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,010,629
1,500,000 5.625
05/01/2052
1,507,887
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
2,000,000 4.000
09/01/2044
2,003,474
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
904,642
1,305,000 5.750
05/01/2052
1,307,291
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,058,621
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,000,000 4.000
12/15/2039
880,244
1,350,000 4.000
12/15/2049
1,080,238
Capital Trust Agency Educational Facilities RB Series 2021A
(NR/NR)
2,210,000 5.000
(c)
12/01/2056
1,538,483
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
60,455,000 5.250
(c)
12/01/2058
56,349,858
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
595,000 4.000
(c)
07/01/2056
422,453
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(c)
06/01/2056
2,561,371
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
1,155,000 5.000
(c)
12/15/2049
1,008,075
1,075,000 5.000
(c)
12/15/2054
920,541
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
2,025,000 5.250
(c)
12/01/2043
1,952,236
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
$ 4,470,000 6.375%
(c)
05/01/2053
$ 4,505,413
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(c)
05/01/2048
4,797,918
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
498,474
1,000,000 5.250
05/01/2049
990,147
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,315,065
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
260,000 4.125
12/15/2027
259,565
500,000 4.500
12/15/2032
501,006
975,000 4.700
12/15/2037
962,600
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A)
1,705,000 4.500
11/01/2031
1,706,599
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
630,000 3.750
05/01/2040
528,059
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
642,510
1,165,000 4.000
05/01/2051
924,646
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
620,000 3.375
(c)
05/01/2041
491,629
895,000 4.000
(c)
05/01/2052
704,405
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,605,000 3.700
(c)
05/01/2040
1,335,926
2,815,000 4.000
(c)
05/01/2051
2,223,393
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,510,000 4.375
05/01/2050
1,282,841
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,055,000 4.000
05/01/2052
830,918
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000 5.500
(c)
10/01/2036
712,250
Charlotte County Industrial Development Authority Utility System
RB for town & Country Utilities Project Series 2019 (NR/NR)
5,900,000 5.000
(c)
10/01/2049
5,768,448
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
1,002,960
1,750,000 5.375
06/01/2057
1,806,411
1,375,000 5.625
06/01/2062
1,434,254
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
467,036

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR) – (continued)
$ 1,725,000 5.000%
01/01/2047
$ 1,538,917
1,615,000 5.000
01/01/2052
1,401,181
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
25,620,000 0.000
(g)
05/01/2046
24,250,683
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.750
(c)
06/15/2039
480,840
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
900,000 5.750
05/01/2052
916,845
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
4,165,000 5.000
06/01/2043
4,177,412
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
2,990,000 3.500
05/01/2032
2,972,056
1,500,000 3.625
05/01/2035
1,502,226
1,750,000 3.750
05/01/2046
1,584,007
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
975,000 5.850
05/01/2035
874,684
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(e)
*
05/01/2017
1,558,163
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,045,000 5.375
06/15/2053
2,062,273
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,675,000 5.875
05/01/2053
1,715,876
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
270,000 4.000
(c)
11/01/2029
264,488
500,000 4.750
(c)
11/01/2038
481,211
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
425,000 4.000
12/15/2039
374,814
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
495,000 5.625
05/01/2052
494,608
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
535,000 4.000
05/01/2040
476,290
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,548,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
$ 2,185,000 5.125%
(c)
11/01/2050
$ 2,095,928
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000 4.000
05/01/2031
781,958
1,407,000 4.250
05/01/2038
1,364,213
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
930,000 3.750
05/01/2029
934,754
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
3,539,649
2,000,000 5.750
08/15/2055
1,744,518
County of Miami-Dade Aviation RB Series 2019 A (NR/A)
5,220,000 5.000
10/01/2044
5,443,908
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
500,000 4.000
05/01/2038
485,591
1,175,000 4.125
05/01/2048
1,104,367
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(c)
11/01/2039
1,481,186
2,495,000 4.750
(c)
11/01/2049
2,257,548
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,675,000 4.500
05/01/2052
1,499,799
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,375,000 5.375
05/01/2053
1,353,928
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,324,676
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
851,814
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
670,000 5.250
05/01/2043
665,122
1,150,000 5.500
05/01/2053
1,144,919
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,170,000 3.800
(c)
05/01/2050
960,452
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(c)
05/01/2040
1,012,610
1,210,000 4.000
(c)
05/01/2051
959,810
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
458,041
975,000 5.125
05/01/2052
921,375
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
945,000 4.875
05/01/2030
949,992

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR) – (continued)
$ 1,570,000 5.625%
05/01/2043
$ 1,582,888
1,890,000 5.875
05/01/2053
1,909,405
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(c)
11/01/2048
3,077,044
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,465,000 5.400
05/01/2039
1,491,136
2,580,000 5.500
05/01/2044
2,606,701
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,150,734
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,655,000 5.400
05/01/2049
2,655,108
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,500,000 5.000
05/01/2043
1,468,960
1,650,000 5.250
05/01/2053
1,632,816
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
561,566
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(c)
12/15/2038
971,441
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,090,000 3.750
05/01/2034
3,119,928
4,260,000 4.000
05/01/2037
4,339,089
DW Bayview Community Development District Sepcial
Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000 5.250
05/01/2052
735,888
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,035,000 3.375
(c)
05/01/2041
855,252
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,240,000 5.375
05/01/2052
2,223,705
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,195,000 4.125
(c)
05/01/2040
1,055,067
3,785,000 4.125
(c)
05/01/2051
3,070,859
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
925,000 6.500
05/01/2054
965,981
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
792,588
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/01/2048
972,801
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
$ 500,000 4.750%
11/01/2039
$ 480,590
920,000 5.000
11/01/2049
883,843
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
805,000 4.000
05/01/2042
702,684
2,390,000 4.125
05/01/2052
1,923,829
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
176,382
500,000 4.125
05/01/2051
416,177
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,178,053
2,675,000 4.000
05/01/2051
2,159,283
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,975,000 4.000
05/01/2042
1,703,312
4,720,000 4.000
05/01/2052
3,743,442
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
1,850,000 5.800
05/01/2053
1,883,516
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
385,000 3.500
05/01/2041
301,484
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
15,210,000 4.000
08/15/2045
13,970,023
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,371,857
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
985,000 4.000
11/01/2040
864,545
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
105,000 4.000
11/01/2040
92,160
1,170,000 4.125
11/01/2050
964,129
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
435,000 6.375
11/01/2026
442,069
3,225,000 7.000
11/01/2045
3,393,895
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
805,000 5.250
11/01/2035
810,315
1,305,000 5.375
11/01/2046
1,306,500
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(c)
11/01/2039
1,347,420
1,800,000 5.125
(c)
11/01/2049
1,744,598
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,233,604

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 1,445,000 3.375%
05/01/2041
$ 1,144,734
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,430,000 5.000
05/01/2035
2,464,898
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
161,157
500,000 4.200
05/01/2050
412,636
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
1,445,000 4.375
05/01/2034
1,445,647
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
1,021,235
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(c)
07/01/2052
4,366,672
3,825,000 5.625
(c)
07/01/2056
3,355,948
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(c)
10/01/2052
3,484,946
1,725,000 5.250
(c)
10/01/2056
1,610,278
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(c)
08/15/2052
2,623,452
2,430,000 6.000
(c)
08/15/2057
2,338,290
Florida Development Finance Corp. RB for Brightline Passenger
Rail Expansion Project Series 2023C (NR/NR)
36,250,000 8.000
(a)(b)(c)
07/01/2057
37,002,753
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,650,000 5.000
(c)
06/01/2040
1,513,017
2,595,000 5.000
(c)
06/01/2055
2,194,611
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,005,000 5.250
(c)
06/01/2050
1,636,486
3,560,000 5.250
(c)
06/01/2055
2,836,117
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
542,139
800,000 4.000
07/01/2055
673,290
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
761,917
1,850,000 5.000
06/01/2050
1,584,528
Florida Development Finance Corp. RB Refunding for Brightline
Trains Florida LLC Series 2019 B (NR/NR)
27,780,000 7.375
(c)
01/01/2049
27,942,955
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000 5.000
(c)
06/01/2051
1,525,304
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
830,000 4.000
(c)
06/30/2046
621,526
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR) – (continued)
$ 2,580,000 4.000%
(c)
06/30/2056
$ 1,787,704
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
1,190,000 4.000
(c)
06/01/2055
725,389
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(c)
09/15/2050
1,748,438
Florida Development Finance Corp. Surface Transportation Facility
RB for Brightline Florida Passenger Rail Project Series
2019A-2 (NR/NR)
3,085,000 6.250
(a)(b)(c)(h)
01/01/2049
3,084,655
Florida Development Finance Corp. Surface Transportation Facility
RB for Virgin Trains USA Passenger Rail Project Series
2019A (NR/NR)
39,795,000 6.500
(a)(b)(c)
01/01/2049
38,955,465
Florida Development Finance Corp. Surface Transportation Facility
RB Series 2019A (NR/NR)
2,060,000 6.250
(a)(b)(c)
01/01/2049
2,060,000
14,940,000 6.375
(a)(b)(c)
01/01/2049
14,485,001
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(c)
06/01/2038
1,642,016
3,000,000 5.000
(c)
06/01/2048
2,713,887
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,193,472
7,900,000 5.000
03/01/2049
5,834,366
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
6,060,000 5.000
03/01/2047
6,093,060
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000 4.125
11/01/2039
791,426
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,490,831
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
200,353
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,400,000 4.000
05/01/2052
1,102,640
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000 4.250
05/01/2040
988,127
1,375,000 4.500
05/01/2052
1,181,213
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
874,045
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,165,530

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR) – (continued)
$ 5,000,000 5.000%
11/15/2036
$ 5,000,125
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (A1/A+)
1,460,000 5.000
10/01/2047
1,500,514
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
585,000 4.000
05/01/2052
462,836
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
1,515,000 4.500
05/01/2036
1,456,324
2,275,000 4.625
05/01/2046
2,044,972
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,907,190
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000 5.750
05/01/2053
1,009,610
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
625,000 4.700
05/01/2042
573,767
1,005,000 5.000
05/01/2052
923,768
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
488,478
860,000 4.000
05/01/2051
713,115
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
420,138
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
915,000 3.750
05/01/2034
829,548
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,010,000 3.875
05/01/2039
1,755,137
1,400,000 4.100
05/01/2048
1,151,216
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,111,928
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000 4.250
05/01/2035
1,350,985
1,810,000 4.250
05/01/2039
1,804,321
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
640,000 3.875
11/01/2039
559,016
1,150,000 4.000
11/01/2051
916,082
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
200,000 4.000
11/01/2039
177,874
495,000 4.250
11/01/2051
412,138
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,541,386
1,265,000 5.500
05/01/2053
1,269,760
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
$ 700,000 5.000%
05/01/2034
$ 714,838
2,170,000 5.125
05/01/2045
2,162,868
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,734
500,000 5.150
05/01/2034
500,745
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
1,380,000 5.700
05/01/2036
1,384,159
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000 4.200
05/01/2031
2,195,503
1,990,000 4.350
05/01/2036
1,996,193
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,650,000 5.000
03/01/2039
1,333,923
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
392,867
665,000 4.000
05/01/2050
530,344
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(c)
12/15/2038
982,382
1,000,000 5.000
(c)
12/15/2048
955,495
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,150,000 4.250
05/01/2036
2,153,536
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
590,000 4.375
11/01/2050
500,907
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,065,000 4.000
(c)
05/01/2040
927,755
3,275,000 4.000
(c)
05/01/2050
2,622,781
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
187,996
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
410,000 5.125
(c)
11/01/2049
394,254
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,589,612
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
975,000 5.000
11/01/2047
929,590
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
723,170
Kelly Park Community Development District
1,120,000 6.250
11/01/2053
1,137,123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
$ 290,000 3.500%
05/01/2040
$ 249,427
470,000 3.750
05/01/2050
381,532
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
616,582
1,000,000 5.875
05/01/2054
1,020,167
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 5.000
05/01/2048
959,178
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,243,514
1,060,000 4.000
06/15/2050
903,872
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
2,425,000 5.625
05/01/2053
2,373,098
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000 5.250
(c)
05/01/2043
632,655
Lake Emma Community Developmnet District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
900,000 5.500
(c)
05/01/2053
894,001
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
795,000 5.375
05/01/2043
802,193
585,000 5.625
05/01/2053
591,293
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
217,204
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000 4.300
05/01/2051
275,455
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000 4.125
05/01/2031
875,250
Lakeside Preserve Community Development District
300,000 5.250
05/01/2030
304,293
785,000 6.000
05/01/2043
806,202
1,235,000 6.375
05/01/2054
1,277,427
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
823,960
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
325,000 3.625
05/01/2041
265,047
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
525,000 3.200
05/01/2030
482,093
525,000 3.750
05/01/2040
442,825
670,000 3.900
05/01/2050
534,024
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000 3.625
(c)
05/01/2040
903,009
2,500,000 3.875
(c)
05/01/2051
1,957,680
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
$ 250,000 3.850%
05/01/2039
$ 216,807
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,413,453
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
530,000 4.400
05/01/2039
494,630
1,615,000 4.500
05/01/2049
1,426,196
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(c)
05/01/2037
1,006,017
2,365,000 5.125
(c)
05/01/2047
2,356,852
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(c)
05/01/2039
497,582
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
450,000 4.400
05/01/2039
419,969
515,000 4.500
05/01/2049
454,793
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
910,000 4.625
05/01/2027
917,738
2,500,000 5.250
05/01/2037
2,531,748
6,265,000 5.375
05/01/2047
6,333,663
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,181,708
2,545,000 5.100
05/01/2048
2,502,663
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000 5.450
05/01/2048
3,786,245
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,675,000 6.300
05/01/2054
3,797,691
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
515,000 4.250
05/01/2026
513,057
4,625,000 5.000
05/01/2036
4,658,711
1,600,000 5.125
05/01/2046
1,561,413
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
1,835,000 2.500
05/01/2033
1,644,458
1,685,000 2.625
05/01/2037
1,435,260
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
2,100,000 3.750
(c)
05/01/2040
1,782,714
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000 3.125
05/01/2041
494,413
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
1,160,000 4.700
05/01/2039
1,120,562

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
$ 1,930,000 3.000%
05/01/2035
$ 1,790,520
1,990,000 3.000
05/01/2038
1,708,855
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
645,000 3.375
05/01/2030
600,076
895,000 4.000
05/01/2038
800,280
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
380,000 5.000
05/01/2042
372,821
1,205,000 5.125
05/01/2052
1,153,146
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
2,630,000 5.250
10/01/2052
2,216,328
8,800,000 5.250
10/01/2057
7,240,777
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,472,885
2,840,000 4.600
05/01/2051
2,491,255
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
985,000 5.125
05/01/2048
953,665
1,775,000 5.125
05/01/2049
1,712,660
Longleaf Community Development District (NR/NR)
984,000 5.375
05/01/2030
984,119
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
2,630,000 5.400
05/01/2030
2,630,306
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,043,226
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000 3.250
05/01/2031
2,401,931
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
666,745
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
811,547
1,340,000 4.750
05/01/2050
1,209,152
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,755,000 4.000
06/15/2039
1,548,621
2,920,000 4.375
06/15/2049
2,493,485
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 6.625
(c)
05/01/2053
2,109,260
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
2,800,000 5.125
(c)
11/01/2038
2,829,516
4,750,000 5.250
(c)
11/01/2049
4,677,014
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
$ 475,000 7.250%
05/01/2035
$ 477,867
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
397,110
900,000 4.000
05/01/2052
708,840
Mediterranea Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
978,177
1,700,000 5.000
05/01/2048
1,628,498
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
900,000 5.625
05/01/2053
912,965
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
600,000 4.750
11/01/2027
608,386
4,000,000 5.125
11/01/2039
4,014,190
4,135,000 5.250
11/01/2049
4,145,783
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(c)
07/01/2052
1,476,665
2,000,000 5.500
(c)
07/01/2061
1,897,730
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
3,035,000 5.250
10/01/2052
3,300,607
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,556,472
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
3,440,000 5.000
05/01/2029
3,440,494
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
3,515,000 5.000
05/01/2037
3,497,854
Mirada Community Development District Capital Improvement RB
Series 2021 (NR/NR)
2,605,000 3.250
05/01/2032
2,343,155
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,860,000 3.500
05/01/2041
1,482,306
2,435,000 4.000
05/01/2051
1,909,179
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
1,005,000 5.600
05/01/2042
1,020,275
1,595,000 5.750
05/01/2053
1,612,919
Miromar Lakes Community Development District RB Refunding
for Capital Improvement Series 2015 (NR/NR)
1,310,000 5.000
05/01/2028
1,321,209
1,200,000 5.000
05/01/2035
1,203,633
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
740,000 5.250
11/01/2035
743,058
1,225,000 5.625
11/01/2045
1,228,976

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 1,185,000 5.125%
(c)
11/01/2048
$ 1,159,823
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
565,000 3.875
05/01/2041
473,797
2,250,000 4.125
05/01/2052
1,810,265
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(c)
05/01/2031
27,809
85,000 4.000
(c)
05/01/2038
76,503
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(c)
05/01/2038
760,487
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
605,000 5.000
05/01/2030
607,623
1,000,000 5.750
05/01/2043
1,008,613
1,500,000 6.000
05/01/2054
1,512,777
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,956,834
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
944,773
2,350,000 4.000
11/01/2051
1,858,828
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,275,000 5.625
(c)
05/01/2052
1,265,955
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
384,596
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,240,000 5.700
05/01/2043
1,269,122
1,250,000 5.875
05/01/2053
1,276,569
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
300,074
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
674,379
1,275,000 5.375
06/15/2053
1,285,769
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
2,200,000 4.850
05/01/2039
2,139,164
3,625,000 5.000
05/01/2049
3,465,520
Orlando Florida Community Redevelopment Agency Tax
Increment RB Refunding for Conroy Road District Series 2012
(NR/NR)
1,005,000 5.000
04/01/2026
1,005,734
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
734,445
905,000 4.000
05/01/2050
722,818
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
$ 1,680,000 5.375%
(c)
11/01/2038
$ 1,707,114
3,300,000 5.500
(c)
11/01/2049
3,316,112
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,038,389
1,375,000 5.250
06/15/2053
1,366,795
Palm Beach County Health Facilities Authority Hospital RB for
Jupiter Medical Center Project 2022 Series A (NR/BBB-)
1,700,000 5.000
11/01/2047
1,761,300
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
1,225,000 7.625
05/15/2058
1,255,682
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
7,075,000 11.500
(c)
07/01/2027
8,020,855
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,700,000 4.000
05/15/2053
1,661,450
2,175,000 5.000
05/15/2053
1,603,896
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,460,806
1,700,000 4.250
06/01/2056
1,302,697
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
502,548
1,000,000 5.600
05/01/2053
1,004,328
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
982,513
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
400,000 4.000
11/01/2038
394,672
3,290,000 4.200
11/01/2048
3,140,708
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,155,000 3.750
05/01/2031
3,160,451
2,140,000 4.000
05/01/2036
2,154,444
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
490,000 4.000
05/01/2027
485,603
2,380,000 5.000
05/01/2039
2,384,878
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,873,777
5,090,000 5.375
05/01/2050
5,061,687
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
800,000 4.000
05/01/2051
631,870
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,252,604
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
1,065,000 4.500
05/01/2034
1,077,783

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
$ 590,000 5.375%
05/01/2043
$ 586,798
1,475,000 5.625
05/01/2053
1,475,003
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.125
05/01/2043
1,344,388
1,525,000 5.400
05/01/2053
1,487,621
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
641,822
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
3,170,000 4.375
05/01/2036
3,213,783
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,383,662
1,900,000 5.375
06/15/2053
1,918,867
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,000,000 3.250
(c)
12/15/2041
805,506
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000 3.300
05/01/2030
620,776
690,000 3.750
05/01/2037
639,797
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,104,188
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
456,042
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,915,000 3.500
05/01/2037
1,617,459
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000 4.750
05/01/2033
2,791,294
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,052,650
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000 4.000
11/01/2039
229,956
1,205,000 4.000
11/01/2050
990,118
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
750,000 3.500
05/01/2041
632,983
Prosperity Lakes Community Development District
1,060,000 6.125
12/15/2053
1,092,185
Ranches at Lake McLeod Community Development District
Special Assessment Bonds for Assessment Area One Series
2023 (NR/NR)
730,000 5.500
06/15/2053
734,785
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
968,786
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Reunion East Community Development District (NR/NR)
$ 2,170,000 7.200%*
05/01/2022
$ 22
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
470,000 4.500
05/01/2039
444,531
1,520,000 4.625
05/01/2050
1,371,137
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
791,677
825,000 4.750
05/01/2050
758,735
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
587,865
700,000 5.750
05/01/2053
696,985
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,150,000 5.500
05/01/2052
1,994,027
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
301,295
550,000 5.500
05/01/2053
552,343
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
790,021
2,390,000 4.000
05/01/2051
1,894,381
River Hall Community Development District
1,555,000 6.500
05/01/2054
1,617,771
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
848,917
1,000,000 3.875
05/01/2051
773,315
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,100,000 4.350
05/01/2051
927,597
River Landing Community Development District Special
Assessment Series 2020 B (NR/NR)
680,000 4.250
11/01/2035
629,666
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,040,000 3.500
05/01/2041
835,532
910,000 4.000
05/01/2051
720,920
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
775,000 3.500
(c)
05/01/2041
619,139
905,000 4.000
(c)
05/01/2051
718,473
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(c)
05/01/2053
1,395,592
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
1,933,373
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,075,000 5.250
05/01/2053
1,063,805
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,838,849

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
$ 710,000 6.000%
(c)
11/01/2053
$ 718,863
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
295,914
780,000 4.000
06/15/2050
641,982
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000 4.000
12/15/2051
1,057,094
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,020,000 5.500
05/01/2053
1,020,651
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,410,000 4.125
(c)
06/15/2039
1,254,492
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
671,053
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
375,000 3.125
(c)
05/01/2030
356,399
980,000 3.625
(c)
05/01/2040
858,744
950,000 3.750
(c)
05/01/2050
771,885
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
4,350,000 4.000
07/01/2048
4,311,322
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000 5.375
(c)
06/15/2053
1,067,704
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,408,160
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,296,541
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
620,000 3.750
05/01/2040
553,826
1,250,000 4.000
05/01/2051
1,022,698
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,975,000 5.875
05/01/2043
1,998,131
2,210,000 6.125
05/01/2054
2,243,478
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
944,052
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,300,000 4.500
05/01/2042
1,183,491
2,585,000 4.625
05/01/2053
2,260,751
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
980,000 5.500
(c)
06/15/2053
986,424
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,144,246
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(c)
06/15/2036
280,317
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole County Industrial Development Authority RB for
The Galileo School Foundation, Inc. Series 2021 A
(Ba1/NR) – (continued)
$ 425,000 4.000%
(c)
06/15/2041
$ 347,818
1,760,000 4.000
(c)
06/15/2051
1,302,499
1,105,000 4.000
(c)
06/15/2056
796,579
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
900,000 5.300
10/01/2037
909,523
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.700
05/01/2053
905,737
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(c)
11/01/2039
2,219,543
2,815,000 5.375
(c)
11/01/2049
2,805,988
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,800,000 5.250
(c)
11/01/2049
3,732,465
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
836,347
1,435,000 5.625
05/01/2053
1,446,788
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
4,000,000 5.000
05/01/2049
3,824,022
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
896,523
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000 4.000
05/01/2052
1,426,447
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
655,000 4.000
05/01/2052
519,068
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,381,788
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,056,361
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
310,000 4.125
11/01/2040
293,560
940,000 4.250
11/01/2050
841,534
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
527,618
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,100,000 5.125
(c)
11/01/2039
2,106,664
3,480,000 5.250
(c)
11/01/2049
3,412,220
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
1,310,000 5.000
05/01/2038
1,313,033
2,505,000 5.375
05/01/2049
2,497,051

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
$ 330,000 4.125%
11/01/2040
$ 312,580
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A)
770,000 3.500
05/01/2032
763,189
485,000 3.625
05/01/2035
478,266
1,695,000 3.750
05/01/2038
1,636,386
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
470,000 4.875
05/01/2035
470,966
95,000 5.000
05/01/2038
95,116
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,027,052
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
365,000 3.600
05/01/2034
326,520
600,000 4.000
05/01/2043
507,843
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
415,000 4.300
05/01/2040
388,872
180,000 4.500
05/01/2046
161,838
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
3,055,000 5.800
05/01/2035
2,865,113
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,640,000 5.800 *
05/01/2035
1,773,419
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
425,000 4.375
05/01/2029
425,863
1,000,000 5.000
05/01/2039
1,000,696
1,750,000 5.250
05/01/2049
1,726,698
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(c)
11/01/2037
1,252,425
1,785,000 5.250
(c)
11/01/2047
1,756,256
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
970,000 4.800
05/01/2035
960,207
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
700,000 4.000
12/15/2041
553,938
475,000 4.000
12/15/2046
352,169
2,350,000 4.000
12/15/2050
1,669,768
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,475,000 4.000
08/01/2055
6,258,436
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
2,120,000 4.000
05/01/2052
1,668,050
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
$ 418,112 5.500%*
11/01/2010
$ 196,513
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
2,130,000 5.000
05/01/2034
2,130,614
Stonegate Preserve Community Development District
1,000,000 5.875
12/15/2043
1,029,174
1,200,000 6.125
12/15/2053
1,232,776
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,239,350
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
875,000 6.375
11/01/2052
925,373
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.500
06/15/2039
1,078,955
1,100,000 4.625
06/15/2049
1,036,862
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
571,550
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,750,000 5.125
11/01/2034
1,839,806
3,495,000 5.500
11/01/2044
3,595,779
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(c)
12/15/2050
2,329,600
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
420,000 4.000
12/15/2039
370,122
860,000 4.125
12/15/2049
704,489
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
570,270
925,000 5.375
06/15/2052
912,365
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
802,634
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000 3.300
(c)
06/15/2041
264,869
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
962,398
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
925,000 4.000
05/01/2052
729,173
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
729,728
1,150,000 4.000
05/01/2050
917,187

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
$ 405,000 3.400%
05/01/2041
$ 336,330
275,000 4.000
05/01/2051
223,927
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
631,440
875,000 4.000
05/01/2051
744,180
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
1,000,000 5.200
05/01/2042
983,685
1,800,000 5.350
05/01/2052
1,748,744
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,550,000 5.500
05/01/2052
1,554,977
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,615,000 4.000
05/01/2038
1,444,465
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
595,000 3.750
05/01/2026
586,486
1,550,000 4.000
05/01/2033
1,476,128
Talis Park Community Development District Capital Improvement
RB Series 2013 (NR/NR)
1,325,000 5.250
11/01/2034
1,325,497
2,300,000 6.000
11/01/2044
2,301,306
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
567,170
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,110,000 4.800
05/01/2036
1,101,020
1,715,000 5.000
05/01/2046
1,650,142
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,400,000 4.000
06/15/2042
3,776,383
6,000,000 4.000
06/15/2052
4,770,762
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
880,155
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,592,442
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
872,838
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
685,000 3.375
05/01/2032
678,667
1,345,000 3.600
05/01/2037
1,324,330
tolomato Community Development District Special Assessment
GO Refunding Bonds Senior Lien Series 2018 A-1
(AGM) (NR/AA)
1,760,000 3.750
05/01/2040
1,744,760
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
$ 375,000 5.625%
(c)
05/01/2040
$ 382,786
tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
301,496
tolomato Community Development District Special Assessment RB
Refunding Series 2019 A-2 (NR/NR)
1,160,000 4.250
05/01/2037
1,092,197
tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
8,310,000 4.400
(c)
05/01/2040
7,729,026
toscana Isles Community Development District Special Assessment
RB Series 2014 (NR/NR)
185,000 5.750
11/01/2027
190,871
1,955,000 6.250
11/01/2044
2,038,826
toscana Isles Community Development District Special Assessment
RB Series 2018 (NR/NR)
5,390,000 5.500
11/01/2049
5,427,934
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
2,645,000 5.375
11/01/2039
2,703,532
touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(c)
06/15/2038
1,496,261
2,440,000 4.750
(c)
06/15/2048
2,228,063
touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,145,000 4.125
12/15/2049
941,832
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
479,926
towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
976,279
towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
1,000,000 4.000
(c)
05/01/2051
841,318
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
525,000 3.625
(c)
05/01/2040
453,009
Towns At Woodsdale Community Development District
1,220,000 6.375
(c)
11/01/2053
1,267,237
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,700,000 3.000
05/01/2041
1,266,574
1,300,000 4.000
05/01/2052
1,023,955
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
975,000 5.375
(c)
11/01/2049
988,218
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(c)
05/01/2040
783,701
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
700,000 3.500
11/01/2041
562,864

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
$ 770,000 5.250%
11/01/2027
$ 782,007
2,735,000 6.125
11/01/2046
2,818,416
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
785,000 4.700
(c)
11/01/2029
795,349
1,525,000 5.125
(c)
11/01/2038
1,538,675
2,165,000 5.375
(c)
11/01/2048
2,163,352
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
946,782
1,990,000 4.750
05/01/2050
1,775,926
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(c)
11/01/2048
4,200,660
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000 5.000
11/01/2039
1,199,465
1,850,000 5.125
11/01/2049
1,782,421
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
930,000 4.000
11/01/2027
919,296
3,160,000 4.625
11/01/2037
3,045,061
2,790,000 4.750
11/01/2047
2,545,900
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
2,420,000 5.625
11/01/2045
2,452,451
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,101,711
Tuckers Pointe Community Development District Special
Assessment Revenue Note Series 2022 (NR/NR)
4,200,000 3.625
05/01/2032
3,845,304
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000 4.375
05/01/2035
2,261,563
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
570,518
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
686,120
650,000 6.125
05/01/2054
660,589
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
746,198
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000 3.500
05/01/2032
1,687,244
2,540,000 3.625
05/01/2037
2,497,103
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
615,000 4.750
05/01/2037
604,228
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
$ 2,300,000 3.750%
12/15/2039
$ 1,955,395
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(c)
12/15/2032
1,017,525
1,705,000 5.000
(c)
12/15/2037
1,708,005
5,330,000 5.000
(c)
12/15/2047
5,086,091
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,206,746
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,850,000 5.250
05/01/2052
1,783,842
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,030,013
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,600,000 6.000
05/01/2043
1,637,692
2,545,000 6.250
05/01/2053
2,605,738
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,415,000 5.500
(c)
11/01/2047
2,433,981
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
2,800,000 3.375
05/01/2045
2,499,205
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,383,902
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
1,090,000 5.250
05/01/2043
1,097,912
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
2,305,000 5.500
05/01/2054
2,321,528
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
1,400,000 4.000
(c)
05/01/2051
1,120,119
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
2,760,000 4.000
05/01/2052
2,194,307
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
260,000 6.000
11/01/2027
269,936
2,050,000 6.500
11/01/2043
2,204,533
Venetian Parc Community Development District Special
Assessment Area Two Project Series 2013 (NR/NR)
375,000 6.375
11/01/2027
380,672
2,295,000 7.125
11/01/2044
2,331,467
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
4,655,000 5.125
(c)
05/01/2049
4,507,932
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
975,000 5.000
11/01/2039
975,363
1,670,000 5.125
11/01/2049
1,610,961

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
$ 970,000 5.000%
11/01/2039
$ 970,361
1,580,000 5.125
11/01/2049
1,524,143
Veranda Community Development District II Special Assessment
Area 3 4 & 5 Series 2018 B (NR/NR)
1,205,000 5.875
11/01/2032
1,218,097
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(c)
05/01/2041
200,086
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
530,000 3.600
(c)
05/01/2041
432,839
870,000 4.000
(c)
05/01/2051
687,159
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
906,637
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,355,000 4.000
05/01/2031
4,211,322
1,700,000 4.125
05/01/2034
1,621,861
1,000,000 4.250
05/01/2037
929,890
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
1,980,000 4.000
(c)
05/01/2031
1,979,894
2,940,000 4.000
(c)
05/01/2037
2,913,728
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
746,084
990,000 5.250
11/01/2046
978,377
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.625
11/01/2052
1,050,981
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
505,259
800,000 5.625
05/01/2053
812,695
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
230,825
1,700,000 4.000
05/01/2050
1,356,911
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
322,284
2,015,000 4.000
05/01/2050
1,606,981
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
230,825
1,740,000 4.000
05/01/2050
1,387,666
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
1,625,000 2.600
05/01/2034
1,429,395
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,000,000 5.300
05/01/2043
1,002,110
2,750,000 5.500
05/01/2054
2,749,769
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
$ 1,000,000 3.750%
05/01/2037
$ 878,284
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
9,535,000 3.700
05/01/2050
7,577,033
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,105,000 3.250
(c)
05/01/2040
3,305,577
9,115,000 3.500
(c)
05/01/2051
6,910,945
Village Community Development District No. 15 Special
Assessment Rb Series 2023 (NR/NR)
4,600,000 5.250
(c)
05/01/2054
4,641,408
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
2,050,000 5.000
(c)
05/01/2043
2,065,354
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
4,425,000 3.250
05/01/2052
3,147,877
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,116,383
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,130,000 4.000
05/01/2052
889,988
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
885,000 4.625
05/01/2039
840,023
1,355,000 4.875
05/01/2050
1,245,918
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
495,332
1,000,000 4.000
05/01/2051
803,555
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB-)
1,000,000 3.750
11/01/2031
973,127
1,000,000 4.000
11/01/2036
978,180
1,300,000 4.125
11/01/2046
1,181,896
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
535,000 5.375
05/01/2043
536,347
670,000 5.600
05/01/2053
672,356
Waterford Landing Community Development District Capital
Improvement RB Series 2014 (NR/NR)
2,450,000 5.500
05/01/2034
2,455,815
3,810,000 5.750
05/01/2044
3,815,376
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
3,967,505
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
3,230,000 4.200
05/01/2036
3,235,101
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(c)
11/01/2038
1,649,002
2,800,000 5.250
(c)
11/01/2049
2,745,465

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
$ 1,200,000 5.125%
11/01/2035
$ 1,203,626
1,930,000 5.500
11/01/2045
1,932,817
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,320,000 5.125
06/15/2043
1,326,344
1,215,000 5.375
06/15/2053
1,225,263
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,016,400
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,160,845
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(c)
05/01/2041
461,763
1,545,000 4.000
(c)
05/01/2051
1,230,254
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
550,000 5.250
05/01/2052
528,870
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,138,969
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
475,000 5.375
05/01/2042
479,365
1,350,000 5.500
05/01/2053
1,351,093
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
855,821
2,265,000 5.625
05/01/2053
2,289,366
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,340,000 4.750
05/01/2039
2,203,577
3,790,000 5.000
05/01/2050
3,453,766
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
592,358
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
460,000 5.000
(c)
05/01/2038
462,752
600,000 5.200
(c)
05/01/2048
596,584
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
939,686
1,590,000 4.850
05/01/2049
1,461,861
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(c)
05/01/2037
733,515
795,000 4.125
(c)
05/01/2038
720,752
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,199,474
2,000,000 5.200
05/01/2050
1,940,074
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,175,158
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
$ 1,185,000 5.375%
05/01/2043
$ 1,180,017
3,740,000 5.600
05/01/2053
3,726,514
1,415,000 5.625
05/01/2053
1,420,481
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
600,000 5.375
05/01/2043
600,604
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
675,000 5.625
05/01/2053
677,614
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
836,556
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,121,741
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,175,000 4.000
05/01/2052
928,788
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,112,875
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
970,000 5.000
11/01/2049
919,122
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
1,770,000 5.000
11/01/2045
1,714,300
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
1,150,000 4.250
05/01/2052
946,832
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
800,000 4.400
11/01/2035
761,207
625,000 4.250
05/01/2040
560,977
1,000,000 4.500
05/01/2051
862,521
Wiregrass Community Development District Capital Improvement
RB Series 2014 (NR/NR)
380,000 5.375
05/01/2035
383,043
3,010,000 5.625
05/01/2045
3,021,753
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
780,000 4.875
05/01/2036
773,887
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
1,585,000 3.700
05/01/2040
1,330,796
1,960,000 3.875
05/01/2050
1,524,710
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
560,000 3.375
05/01/2041
440,908
890,000 4.000
05/01/2051
705,439
1,350,307,566

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia - 1.3%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (A1/A)
$ 1,500,000 5.250%
07/01/2040
$ 1,533,984
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A2/A-)
1,000,000 4.000
07/01/2040
1,003,485
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,206,204
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A2/A+)
1,495,000 5.125
04/01/2053
1,604,648
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125
03/01/2052
653,197
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
940,000 3.625
(c)
01/01/2031
853,850
1,340,000 5.000
(c)
01/01/2036
1,328,824
18,210,000 5.000
(c)
01/01/2054
15,861,826
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
11,905,000 4.000
01/01/2054
10,443,034
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
2,400,000 4.000
(c)
11/01/2024
2,384,914
2,990,000 4.000
(c)
11/01/2025
2,959,507
3,115,000 4.000
(c)
11/01/2026
3,078,231
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,000,000 5.000
(a)(b)
07/01/2053
7,463,400
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
534,903
Main Street Natural Gas Inc., Gas Supply RB, Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,786,372
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A2/NR)
3,300,000 5.000
05/15/2043
3,384,141
12,850,000 5.000
05/15/2049
13,637,452
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
26,386,488
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A3/A)
5,000,000 5.000
01/01/2059
5,083,534
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
2,500,000 5.000
01/01/2039
2,606,328
7,000,000 5.000
01/01/2049
7,167,605
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
1,500,000 4.000
(c)
01/01/2038
1,399,051
118,360,978
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam - 0.3%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
$ 610,000 5.125%
10/01/2034
$ 631,052
220,000 5.250
10/01/2035
228,274
510,000 5.250
10/01/2036
525,183
300,000 5.375
10/01/2040
302,855
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
982,684
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
1,500,000 3.839
10/01/2036
1,215,909
1,925,000 4.460
10/01/2043
1,482,677
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba2/B+)
7,680,000 5.000
02/01/2040
7,772,824
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
500,000 5.000
12/01/2031
516,384
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB)
3,000,000 5.000
12/01/2046
2,990,571
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
1,540,000 5.000
01/01/2050
1,585,012
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
700,000 5.000
07/01/2032
734,370
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
5,075,687
24,043,482
Hawaii - 0.4%
Hawaii Pacific University Special Purpose RB Series 2013A
(Dept of Budget & Fin of State of Hawaii) (NR/BB)
3,525,000 6.875
(c)
07/01/2043
3,526,745
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
300,000 4.000
03/01/2037
203,696
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
9,410,000 3.200
07/01/2039
6,294,384
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
945,000 3.500
10/01/2049
606,777
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,474,668
State of Hawaii Airports System RB Series 2022A (A1/AA-)
2,750,000 5.000
07/01/2047
2,899,849
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
13,000,000 6.000
(c)
07/01/2028
13,270,188

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
$ 15,980,000 3.100%
05/01/2026
$ 12,041,572
41,317,879
Illinois - 7.3%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
915,000 3.750
07/01/2041
867,498
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000 5.000
12/01/2047
6,627,799
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
8,000,000 5.000
12/01/2044
7,947,486
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,624,589
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
9,310,000 0.000
(e)
12/01/2029
7,403,891
6,345,000 0.000
(e)
12/01/2030
4,840,725
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
185,000 0.000
(e)
12/01/2029
147,124
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
160,000 0.000
(e)
01/01/2031
121,661
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(c)
12/01/2046
5,924,535
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
23,595,000 0.000
(e)
12/01/2031
17,249,481
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba2/BB+)
6,330,000 5.500
12/01/2027
6,645,662
3,000,000 5.500
12/01/2028
3,191,485
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000 5.250
12/01/2035
20,148,317
10,410,000 5.250
12/01/2039
10,406,144
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba2/BB+)
2,300,000 5.500
12/01/2030
2,498,619
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba2/BB+)
13,525,000 6.038
12/01/2029
13,358,587
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba2/BB+)
11,675,000 4.000
12/01/2035
11,452,503
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
54,375,000 7.000
12/01/2044
56,611,977
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
$ 61,035,000 6.500%
12/01/2046
$ 63,870,064
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
2,140,000 5.000
12/01/2046
2,114,025
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
11,415,000 0.000
(e)
01/01/2032
8,271,307
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
1,700,000 5.500
01/01/2037
1,718,285
100,000 5.500
01/01/2040
100,699
Chicago Illinois GO Bonds Project Refunding Series 2014 A
(Baa3/BBB+)
8,375,000 5.250
01/01/2033
8,375,000
6,295,000 5.000
01/01/2034
6,295,000
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000 5.500
01/01/2039
4,212,098
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 E (Baa3/BBB+)
3,775,000 5.500
01/01/2042
3,797,633
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 F (Baa3/BBB+)
2,500,000 5.500
01/01/2042
2,514,989
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000 5.000
01/01/2038
14,525,231
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
259,680
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
5,285,002
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,573,194
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,491,204
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
14,270,000 5.000
12/01/2046
13,932,663
City of Chicago Board of Education UT GO Bonds Series 2012A
(Ba2/BB+)
2,500,000 5.000
12/01/2042
2,468,077
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
6,800,000 5.000
12/01/2046
6,762,976
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
4,076,397
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
7,670,000 5.000
01/01/2048
7,903,729
City of Chicago GO Bonds Series 2019A (NR/BBB+)
5,000,000 5.500
01/01/2049
5,207,892
City of Chicago IL GO Bonds  Series 2019 (NR/BBB+)
5,000,000 5.000
01/01/2044
5,128,685

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
$ 20,000,000 5.500%
01/01/2053
$ 21,581,312
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
6,550,000 5.000
01/01/2052
6,652,603
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,426,534
1,000,000 5.500
01/01/2055
1,085,077
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,225,898
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,496,895
City of Chicago, Chicago O'Hare International Airport General
Airport Senior Lien RB Series 2015C (AMT) (NR/A+)
1,000,000 5.000
01/01/2046
1,002,850
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,750,000 5.800
03/01/2037
1,466,427
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,456,361
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
1,066,000 5.625
03/01/2036
1,065,886
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,792,153
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(c)
08/01/2053
4,057,414
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,169,447
1,050,000 5.000
03/01/2052
998,889
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,338,463
1,925,000 5.250
10/01/2052
1,949,686
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
1,750,000 6.625
05/15/2052
1,783,259
3,500,000 6.750
05/15/2058
3,581,554
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
12,425,000 6.125
(c)
04/01/2049
11,688,335
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
1,400,000 6.125
(c)
04/01/2058
1,292,252
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
952,006
950,000 4.000
10/01/2050
849,790
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
$ 1,335,000 4.000%
05/15/2027
$ 1,302,908
2,825,000 5.000
05/15/2037
2,822,101
1,055,000 5.000
05/15/2047
978,172
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,323,517
1,725,000 5.000
09/01/2036
1,660,649
2,000,000 4.000
09/01/2037
1,690,342
2,000,000 4.000
09/01/2039
1,636,287
1,500,000 5.000
09/01/2040
1,381,826
1,500,000 4.000
09/01/2041
1,191,241
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
514,827
3,470,000 5.000
09/01/2046
3,502,865
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
757,567
765,000 5.000
05/15/2056
596,309
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(c)
10/01/2042
1,750,569
Illinois Finance Authority RB Series 2022A (NR/NR)
5,500,000 5.500
06/01/2057
4,882,222
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB+)
4,325,000 5.000
12/01/2049
4,351,876
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
11,945,000 5.000
05/15/2033
11,025,058
Illinois State GO Bonds Series 2014 (A3/A-)
2,525,000 5.000
05/01/2029
2,537,317
5,000,000 5.000
05/01/2039
5,010,864
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000 5.000
12/01/2035
10,018,485
1,805,000 4.500
12/01/2041
1,825,635
4,730,000 5.000
12/01/2042
4,874,268
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000 5.000
11/01/2028
2,941,295
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000 5.000
05/01/2042
5,486,104
5,280,000 5.000
05/01/2043
5,482,623
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000 4.000
11/01/2042
1,480,276
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000 5.500
05/01/2039
1,743,771
4,250,000 5.750
05/01/2045
4,677,303
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000 4.250
10/01/2045
1,969,482
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
1,565,000 6.250
03/01/2034
1,566,257
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds Mc Cormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000 0.000
(e)
12/15/2029
3,019,369
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds Mccormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000 0.000
(e)
06/15/2028
1,055,287

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
$ 11,900,000 0.000%
(e)
06/15/2038
$ 6,809,638
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
13,500,000 0.000
(e)
12/15/2032
10,019,392
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,320,000 0.000
(e)
12/15/2031
1,013,627
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(e)
06/15/2030
442,182
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
3,200,000 0.000
(e)
06/15/2044
1,353,616
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
66,700,000 0.000
(e)
12/15/2056
13,732,910
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
97,495,000 0.000
(e)
12/15/2054
22,228,216
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
18,400,000 0.000
(e)
12/15/2056
4,014,332
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
2,200,000 0.000
(e)
12/15/2034
1,519,867
Metropolitan Pier and Exposition Authority Mccormick Place
Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
3,455,000 0.000
(e)
06/15/2045
1,381,670
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,999,123
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,428,000 6.000
03/01/2036
1,355,203
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
5,000,000 4.000
06/01/2046
5,011,069
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (B1/BB-)
1,000,000 5.750
08/01/2042
999,979
State of Illinois GO Bonds Series 2014 (A3/A-)
3,435,000 5.250
02/01/2033
3,439,096
2,665,000 5.250
02/01/2034
2,667,937
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000 4.250
12/01/2040
9,547,131
State of Illinois GO Bonds Series 2017 D (A3/A-)
4,910,000 3.250
11/01/2026
4,894,630
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000 5.000
11/01/2029
10,706,776
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2020C (A3/A-)
$ 1,000,000 4.000%
10/01/2041
$ 996,457
State of Illinois GO Bonds Series 2021A (A3/A-)
4,520,000 4.000
03/01/2041
4,520,456
9,000,000 5.000
03/01/2046
9,531,985
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000 5.500
03/01/2047
3,292,355
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000 5.000
10/01/2028
2,179,774
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000 4.000
12/01/2033
2,791,260
7,950,000 4.250
12/01/2037
8,037,331
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
3,170,000 5.750
(c)
03/01/2053
3,065,412
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
480,000 5.000
(c)
01/01/2045
447,503
1,800,000 5.000
(c)
01/01/2055
1,622,477
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
1,906,623
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
499,353
2,330,000 4.125
10/01/2046
2,048,107
684,997,163
Indiana - 0.3%
Gary/Chicago International Airport Authority Airport Development
Zone RB Series 2014 (AMT) (NR/BBB+)
1,300,000 5.000
02/01/2029
1,301,336
1,250,000 5.250
02/01/2034
1,251,595
1,500,000 5.000
02/01/2039
1,500,889
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
341,077
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
2,415,000 4.125
12/01/2026
2,383,348
Indiana Finance Authority Midwestern Disaster Relieft RB Series
2012A (Baa3/NR)
1,000,000 4.250
11/01/2030
1,012,785
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
865,000 5.000
07/01/2055
793,363
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,000,000 3.000
11/01/2030
938,840
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
1,000,000 3.000
11/01/2030
938,840
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,108,614
5,500,000 5.375
06/01/2064
5,609,874
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (WR/NR)
7,520,823 6.500 *
11/15/2031
75

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
$ 2,750,000 6.000%
03/01/2053
$ 2,999,675
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A-)
3,300,000 2.500
09/01/2050
2,057,782
23,238,093
Iowa - 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (Baa3/BBB-)
2,300,000 5.000
(a)(b)
12/01/2050
2,395,570
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
15,800,000 5.000
12/01/2050
16,515,723
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
2,050,000 4.000
05/15/2055
1,234,419
3,600,000 5.000
05/15/2055
2,612,415
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
1,500,000 5.000
05/15/2048
1,144,325
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
975,000 5.375
10/01/2052
1,012,276
tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000 4.000
06/01/2049
2,787,041
27,701,769
Kansas - 0.1%
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
2,070,000 4.000
06/01/2052
1,522,006
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,075,000 4.000
06/01/2046
841,895
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
535,000 2.875
04/01/2030
505,987
940,000 3.125
04/01/2036
833,039
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,775,000 6.500
12/01/2052
1,777,241
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,098,785
1,215,000 5.000
05/15/2029
1,141,813
2,850,000 5.000
05/15/2034
2,480,229
1,190,000 5.000
05/15/2050
800,046
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
2,440,000 0.000
(c)(e)
09/01/2034
977,270
11,978,311
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky - 0.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
$ 3,150,000 4.450%
(c)
01/01/2042
$ 2,996,244
3,375,000 4.700
(c)
01/01/2052
3,194,149
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
1,540,000 4.700
(c)
01/01/2052
1,457,478
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,618,011
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
3,000,000 2.000
02/01/2032
2,522,837
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (A3/A)
750,000 4.000
06/01/2046
753,246
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
187,791
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
901,526
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,840,469
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (Baa1/A-)
3,600,000 5.000
08/01/2049
3,703,203
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000 3.000
10/01/2043
1,175,667
21,350,621
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,600,000 5.000
12/01/2034
1,575,540
4,765,000 5.000
12/01/2039
4,368,588
City of New Orleans Public Improvement Bonds Series 2021A
(A2/A+)
5,000,000 5.000
12/01/2050
5,306,946
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2015C (NR/NR)
6,680,000 7.000
(c)
09/15/2044
6,686,616
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,428,866
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,900,000 4.125
(c)
06/01/2039
1,740,005
2,300,000 4.375
(c)
06/01/2048
2,047,965
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,463,584

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
$ 5,395,000 6.625%
(c)
06/15/2062
$ 5,398,682
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
8,865,000 3.500
11/01/2032
8,404,552
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
930,000 6.125
(c)
06/01/2052
941,800
1,325,000 6.250
(c)
06/01/2062
1,343,706
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(c)
06/01/2052
861,970
1,850,000 6.375
(c)
06/01/2062
1,755,105
Louisiana Public Facilities Authority RB for Lincoln Prepatory
School Project Series 2022A (NR/NR)
900,000 6.375
(c)
06/01/2052
870,731
1,850,000 6.500
(c)
06/01/2062
1,791,605
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,507,027
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
7,725,000 4.000
05/15/2042
7,711,981
3,100,000 5.000
05/15/2046
3,179,952
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(c)
06/01/2051
1,778,198
2,070,000 4.000
(c)
06/01/2056
1,443,460
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(c)
06/01/2051
1,180,666
1,065,000 4.000
(c)
06/01/2056
742,650
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
10,301,183
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
4,455,000 5.000
01/01/2040
4,464,487
Parish of St. James RB for NuStar Logistics LP Series 2008
(Ba3/BB-)
1,400,000 6.100
(a)(b)(c)
06/01/2038
1,534,909
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba3/BB-)
2,375,000 6.350
(c)
07/01/2040
2,588,263
82,419,037
Maine - 0.1%
Finance Authority of Maine RB Series 2021 (NR/NR)
10,175,000 8.000
(c)
12/01/2051
7,263,507
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
4,155,111
11,418,618
Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
3,000,000 4.000
01/01/2039
2,977,374
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
$ 2,950,000 4.500%
09/01/2033
$ 2,922,497
1,500,000 5.000
09/01/2038
1,510,131
City Council of Baltimore Convention Center Hotel Revneue
Refunding Bonds Series 2017 (NR/B)
4,900,000 5.000
09/01/2042
4,713,143
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B)
1,400,000 5.000
09/01/2028
1,428,255
2,235,000 5.000
09/01/2039
2,209,119
11,645,000 5.000
09/01/2046
10,819,757
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(c)
06/01/2034
290,359
200,000 3.700
(c)
06/01/2039
172,456
300,000 3.875
(c)
06/01/2046
251,400
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
290,000 3.400
(c)
06/01/2034
258,596
310,000 3.450
(c)
06/01/2035
274,783
550,000 3.500
(c)
06/01/2039
473,093
1,650,000 3.625
(c)
06/01/2046
1,375,548
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
1,450,000 5.000
07/01/2036
1,475,658
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,370,000 4.000
01/01/2050
2,153,530
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
1,850,000 4.000
01/01/2045
1,749,541
9,765,000 4.000
01/01/2050
8,873,089
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
1,885,000 5.250
(c)
07/01/2048
1,800,050
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,760,000 4.000
(c)
07/01/2050
3,358,823
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/BBB-)
2,375,000 5.000
06/01/2058
2,375,730
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
925,000 4.000
07/01/2040
873,836
1,400,000 4.250
07/01/2050
1,262,650
1,025,000 5.000
07/01/2050
1,034,821
2,415,000 5.000
07/01/2056
2,429,039
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
1,037,750
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
2,250,000 5.000
06/01/2049
2,321,192
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Baa3/NR)
6,120,000 3.997
04/01/2034
4,913,023

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
$ 1,000,000 5.750%
07/01/2053
$ 1,074,698
2,000,000 6.000
07/01/2058
2,181,192
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
941,318
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
840,000 3.000
10/01/2034
785,458
500,000 4.000
10/01/2040
491,708
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(c)
07/01/2053
906,448
900,000 6.250
(c)
07/01/2063
906,186
Maryland Health and Higher Educational Facilities Authority RB
Imagine andrews Public Charter School Issue Series 2022A
(NR/NR)
1,355,000 5.500
(c)
05/01/2052
1,266,605
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
13,800,000 0.000
(e)
05/01/2053
3,610,648
10,125,000 0.000
(e)
05/01/2054
2,523,242
8,750,000 0.000
(e)
05/01/2055
2,076,563
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B)
1,400,000 5.000
09/01/2035
1,418,822
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000 5.000
06/01/2051
1,448,323
84,966,454
Massachusetts - 0.2%
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,821,592
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
1,740,000 5.250
07/01/2052
1,891,000
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/15/2033
1,053,987
900,000 5.000
(c)
11/15/2038
938,571
2,350,000 5.125
(c)
11/15/2046
2,432,849
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
2,111,563
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Baa2/BBB-)
1,950,000 5.000
10/01/2036
1,983,023
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Baa2/BBB-)
580,000 5.250
10/01/2039
614,080
1,450,000 5.000
10/01/2043
1,479,113
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
$ 2,125,000 5.000%
07/01/2044
$ 2,084,467
16,410,245
Michigan - 2.4%
City of Detriot, County of Wayne, Unlimited Tax GO Bonds Series
2021A (Ba1/BB+)
725,000 4.000
04/01/2041
685,024
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
106,985,536 4.000
(a)
04/01/2044
79,214,145
City of Detroit GO Bonds Series 2020 (Ba1/BB+)
565,000 5.500
04/01/2031
628,232
470,000 5.500
04/01/2033
521,923
280,000 5.500
04/01/2034
310,622
300,000 5.500
04/01/2035
332,503
245,000 5.500
04/01/2036
270,190
465,000 5.500
04/01/2037
509,475
495,000 5.500
04/01/2038
536,761
355,000 5.500
04/01/2039
383,174
690,000 5.500
04/01/2040
741,996
1,360,000 5.500
04/01/2045
1,441,660
City of Detroit GO Bonds Series 2021 A (Ba1/BB+)
900,000 5.000
04/01/2050
915,449
City of Detroit GO Bonds Series 2021 B (Ba1/BB+)
1,145,000 2.960
04/01/2027
1,027,427
950,000 3.110
04/01/2028
831,247
450,000 3.244
04/01/2029
383,828
125,000 3.344
04/01/2030
103,725
475,000 3.644
04/01/2034
371,037
City of Detroit MI GO Bonds  Series 2020 (Ba1/BB+)
295,000 5.500
04/01/2032
327,773
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (Ba1/BB+)
675,000 4.000
04/01/2042
630,299
City of Detroit UT GO Bonds Series 2021A (Ba1/BB+)
2,750,000 5.000
04/01/2046
2,824,958
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (Ba1/BB+)
1,200,000 6.000
05/01/2043
1,349,484
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Ba1/BB+)
3,675,000 6.000
05/01/2039
4,224,499
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,117,781
Detroit Downtown Development Authority RB Refunding for
Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,330,000 5.000
07/01/2036
3,348,027
11,250,000 5.000
07/01/2048
11,276,430
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333 4.000
(a)
04/01/2044
2,518,412
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
4,675,000 4.390
(f)
07/01/2032
4,444,199

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
$ 3,300,000 5.000%
05/15/2037
$ 3,100,406
1,400,000 5.000
05/15/2044
1,217,276
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
873,232
900,000 6.250
01/01/2059
888,035
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
362,973
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000 4.000
11/15/2043
1,354,605
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
975,000 4.000
11/15/2050
914,729
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,463,572
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2014D (Aa3/AA-)
1,600,000 5.000
07/01/2034
1,608,428
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Local Project Senior Lien Series
2014 C-3 (AGM) (Aa3/AA)
2,175,000 5.000
07/01/2032
2,186,032
1,750,000 5.000
07/01/2033
1,759,986
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Second Lien Series 2015 C (A1/A+)
1,600,000 5.000
07/01/2033
1,629,730
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2014 D-1
(AGM) (Aa3/AA)
1,000,000 5.000
07/01/2035
1,005,170
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
750,000 5.000
07/01/2035
764,869
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
800,000 4.000
12/01/2041
643,155
1,230,000 4.000
12/01/2051
905,308
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000 4.250
12/01/2039
1,205,824
1,190,000 5.000
12/01/2046
967,813
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB)
1,000,000 5.000
09/01/2040
948,967
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/A-)
475,000 4.000
09/01/2045
456,749
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/A-) – (continued)
$ 500,000 4.000%
09/01/2050
$ 460,087
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
7,225,000 3.267
06/01/2039
6,641,074
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
252,800,000 0.000
(e)
06/01/2065
27,163,259
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
900,000 4.000
01/01/2031
851,495
1,115,000 4.000
01/01/2041
950,576
1,695,000 4.000
01/01/2051
1,337,579
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,600,823
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
1,875,000 5.000
05/15/2037
1,761,594
1,400,000 5.000
05/15/2044
1,217,276
Michigan Strategic Fund Variable Rate Limited Obligation RB
for Graphic Packaging International Coated Recycled Board
Machine Project Green Bonds Series 2021 (Ba2/BB)
4,700,000 4.000
(a)(b)
10/01/2061
4,636,126
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
42,935,000 0.000
(e)
06/01/2052
5,344,411
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
360,835,000 0.000
(e)
06/01/2058
15,173,581
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000 5.000
03/01/2033
4,234,690
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
5,055,000 4.000
06/01/2051
3,531,214
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000 4.000
12/01/2040
910,199
224,341,123
Minnesota - 0.3%
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,634,055
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BBB-)
540,000 4.000
12/01/2040
484,664
425,000 4.000
12/01/2050
346,440
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
19,131,392
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,312,248

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
$ 1,400,000 4.000%
07/01/2036
$ 1,181,522
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
755,000 4.000
03/01/2029
745,612
1,260,000 4.000
03/01/2032
1,231,610
685,000 4.200
03/01/2034
672,736
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
2,400,000 5.000
05/01/2047
2,181,637
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000 4.000
12/01/2034
425,328
650,000 4.000
12/01/2040
606,094
29,953,338
Mississippi - 0.1%
Mississippi Business Finance Corp. Exempt Facilities RB for
Enviva Project Series 2022 (Caa2/CC)
2,400,000 7.750
(a)(b)
07/15/2047
1,503,644
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB)
4,000,000 2.375
06/01/2044
2,491,882
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
1,225,000 5.000
(c)
10/01/2030
1,295,069
1,430,000 5.000
(c)
10/01/2033
1,504,881
850,000 4.000
(c)
10/01/2034
815,955
700,000 4.000
(c)
10/01/2035
670,059
750,000 4.000
(c)
10/01/2036
710,148
3,000,000 4.000
(c)
10/01/2041
2,609,771
11,601,409
Missouri - 0.4%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
545,266 5.000
(a)(c)
*
04/01/2043
16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(a)(c)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for
SoutheastHEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
953,640
2,825,000 3.000
03/01/2046
2,173,625
Cape Girardeau County IDA Health Facilities RB Refunding for
South Eastern Health Series 2017 A (A1/A+)
1,925,000 5.000
03/01/2036
2,019,830
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
2,050,000 4.000
11/01/2027
1,985,498
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
2,550,000 5.000
05/15/2041
2,559,369
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,110,086
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
$ 4,750,000 5.250%
(c)
12/01/2048
$ 4,756,107
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
945,000 3.500
11/01/2040
869,133
2,450,000 4.250
11/01/2050
2,076,568
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
1,000,000 5.000
(c)
04/01/2036
944,713
1,150,000 5.000
(c)
04/01/2046
1,025,192
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
873,333
2,600,000 5.000
09/01/2048
2,677,808
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
1,330,000 5.000
09/01/2033
1,377,697
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
400,000 3.000
10/01/2044
339,462
500,000 3.125
10/01/2049
408,429
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
475,000 3.125
05/01/2035
402,349
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
3,250,000 4.750
11/15/2047
2,436,442
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
112,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(c)
10/01/2049
4,176,403
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
2,175,000 4.875
06/15/2036
2,198,755
5,500,000 5.500
06/15/2042
5,556,332
41,132,219
Nevada - 0.3%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
695,000 3.500
09/01/2045
520,565
470,000 4.000
09/01/2051
376,602
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
285,000 4.250
06/01/2037
279,790
410,000 4.375
06/01/2042
398,554
465,000 4.500
06/01/2047
447,976
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
475,000 4.000
06/01/2039
435,113
1,310,000 4.000
06/01/2044
1,143,568
1,305,000 4.000
06/01/2049
1,096,850

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
$ 935,000 5.000%
12/01/2049
$ 902,058
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
600,000 3.000
06/01/2041
437,217
1,270,000 3.125
06/01/2051
833,124
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
325,000 4.250
06/01/2034
319,649
320,000 4.625
06/01/2043
311,783
560,000 4.625
06/01/2049
530,722
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Ba1/NR)
1,395,000 2.750
(c)
06/15/2028
1,325,089
Department of Business and Industry RB for Brightline West
Passenger Rail Project, Series 2020A-3 (NR/NR)
9,200,000 8.125
(a)(b)(c)
01/01/2050
9,369,368
Henderson Local Improvement District No. T-16 Special
Assessment Limited Obligation Series 2005 (NR/NR)
1,375,000 5.125
03/01/2025
1,302,984
Henderson Local Improvement District No. T-18 Limited
Obligation Series 2016 (NR/NR)
2,155,000 4.000
09/01/2035
1,996,831
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,578,569
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
700,000 5.000
07/01/2030
751,801
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,667,202
2,825,000 5.000
07/01/2051
2,839,679
31,865,094
New Hampshire - 0.5%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,353,777
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
1,800,000 2.950
(c)
04/01/2029
1,640,870
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (B3/B)
2,820,000 3.625
(a)(b)(c)
07/01/2043
2,166,723
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
7,165,000 3.750
(a)(b)(c)
07/01/2045
5,599,261
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
12,450,000 4.000
01/01/2051
9,397,885
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
5,000,000 5.000
08/01/2059
5,555,966
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,280,636
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A) – (continued)
$ 3,170,000 5.000%
08/01/2035
$ 3,347,240
2,000,000 5.000
08/01/2036
2,103,397
5,350,000 5.000
08/01/2037
5,599,839
2,935,000 5.000
08/01/2038
3,055,710
4,235,000 5.000
08/01/2039
4,395,691
1,710,000 5.000
08/01/2040
1,771,811
49,268,806
New Jersey - 4.8%
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,463
1,000,000 5.000
06/15/2037
1,000,339
1,000,000 5.125
06/15/2043
1,000,262
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/B)
500,000 5.000
07/01/2037
492,290
1,150,000 5.000
07/01/2047
1,064,683
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
4,970,594
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba3/BB-)
5,000,000 5.625
11/15/2030
5,040,994
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
23,275,000 5.250
09/15/2029
23,317,845
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB-)
5,000,000 5.625
11/15/2030
5,040,994
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A2/A-)
2,470,000 5.000
06/15/2047
2,559,451
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,000,000 5.000
06/15/2042
5,225,679
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/BBB+)
1,000,000 5.375
01/01/2043
1,000,164
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(B3/BB)
3,450,000 4.000
07/01/2042
2,550,645
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
915,308
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
1,710,000 5.000
07/01/2045
1,774,369
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
3,350,000 3.000
07/01/2050
2,485,429

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
$ 9,700,000 4.125%
07/01/2038
$ 9,721,185
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000 0.000
(e)
12/15/2034
17,968,389
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
93,770,000 0.000
(e)
12/15/2036
59,783,804
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
115,550,000 0.000
(e)
12/15/2035
77,323,483
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
47,575,000 0.000
(e)
12/15/2035
31,538,310
35,245,000 0.000
(e)
12/15/2038
20,016,217
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
4,000,000 0.000
(e)
12/15/2026
3,635,470
1,900,000 0.000
(e)
12/15/2034
1,315,442
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2014 AA (A2/A-)
15,000,000 5.000
06/15/2038
15,051,060
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000 5.250
06/15/2041
1,019,156
2,500,000 5.000
06/15/2045
2,530,691
1,770,000 5.000
06/15/2046
1,790,655
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(e)
12/15/2033
8,167,673
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
10,000,000 0.000
(e)
12/15/2030
8,034,051
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
52,985,000 0.000
(e)
12/15/2036
33,438,876
5,470,000 0.000
(e)
12/15/2037
3,269,684
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
3,280,000 0.000
(e)
12/15/2033
2,356,097
1,565,000 0.000
(e)
12/15/2036
987,673
5,000,000 0.000
(e)
12/15/2038
2,839,582
16,175,000 0.000
(e)
12/15/2039
8,684,264
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
1,130,000 5.000
06/15/2030
1,187,416
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
5,275,000 4.250
12/15/2038
5,376,539
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
3,500,000 5.000
12/15/2033
3,847,049
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
$ 935,000 3.000%
06/15/2050
$ 748,936
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
5,000,000 4.000
06/15/2050
4,847,716
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
5,325,000 4.250
06/15/2044
5,426,597
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
7,000,000 5.250
06/15/2043
7,472,165
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
230,000 0.000
(e)
12/15/2032
171,454
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
5,200,000 4.250
06/15/2040
5,406,069
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,500,000 4.500
01/01/2048
1,552,763
3,000,000 5.250
01/01/2052
3,371,165
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
930,430
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
20,000,000 5.000
01/01/2048
20,421,456
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/BBB+)
1,500,000 4.625
11/01/2047
1,551,052
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
11,250,000 5.000
06/01/2046
11,418,875
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
11,570,000 6.750
(c)
12/01/2041
7,490,637
450,131,590
New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
500,000 5.000
05/15/2044
437,373
1,000,000 5.000
05/15/2049
833,055
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
520,989
375,000 4.000
09/01/2034
388,155
300,000 4.000
09/01/2035
307,185
1,200,000 4.000
09/01/2040
1,180,601
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Recepits Tax Increment Bonds Series 2022
(NR/NR)
2,250,000 4.250
(c)
05/01/2040
1,940,600
5,607,958
New York - 5.6%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(e)
07/15/2045
3,215,153

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
$ 1,240,000 3.000%
07/15/2043
$ 984,868
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
9,200,000 5.000
07/15/2042
9,235,750
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(e)
07/15/2046
1,813,198
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
1,175,000 5.000
06/15/2052
1,128,471
950,000 5.000
06/15/2057
902,697
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
670,000 5.000
07/01/2052
677,567
505,000 5.000
07/01/2056
508,774
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(c)
12/01/2051
4,174,393
1,100,000 5.000
(c)
12/01/2055
918,550
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000 5.250
07/01/2052
2,873,433
2,000,000 5.250
07/01/2057
2,081,370
5,000,000 5.250
07/01/2062
5,185,673
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(c)
06/15/2051
428,556
450,000 4.000
(c)
06/15/2056
316,630
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
850,000 2.500
(c)
06/15/2031
714,424
4,965,000 5.000
(c)
06/15/2051
4,330,650
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(c)
07/01/2042
6,144,756
1,900,000 6.500
(c)
07/01/2052
1,886,584
1,850,000 6.500
(c)
07/01/2057
1,808,075
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
1,900,000 9.750
(c)
07/01/2032
1,860,800
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
625,000 4.750
06/15/2058
619,290
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000 5.500
(c)
06/15/2053
722,877
1,275,000 5.500
(c)
06/15/2063
1,250,790
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
4,100,000 4.500
05/01/2049
4,212,506
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
5,256,508
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
18,375,000 5.000
07/01/2046
18,390,744
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
$ 1,000,000 5.000%
07/01/2040
$ 1,046,341
2,565,000 5.000
07/01/2045
2,651,284
5,775,000 5.000
07/01/2051
5,904,857
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000 3.000
03/15/2050
1,352,759
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(c)(e)
06/01/2060
4,289,063
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
930,070
850,000 5.000
07/01/2035
873,257
670,000 5.000
07/01/2036
685,013
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,060,000 5.250
07/01/2056
3,967,374
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
625,000 5.000
11/15/2027
648,384
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
7,950,000 4.750
11/15/2045
8,187,110
2,000,000 5.000
11/15/2050
2,100,987
2,000,000 5.250
11/15/2055
2,119,524
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A3/A-)
5,285,000 4.000
11/15/2050
5,030,528
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
950,000 4.000
11/15/2035
964,623
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A3/A-)
650,000 0.000
(e)
11/15/2040
327,384
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
735,000 5.000
11/15/2029
767,314
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,745,101
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A3/A-)
4,435,000 4.000
11/15/2040
4,429,430
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
5,000,000 5.000
11/15/2045
5,316,968
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
9,726,387
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
550,000 5.250
11/15/2028
567,668
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
4,415,000 4.000
11/15/2045
4,302,942

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
$ 202,665,000 0.000%
(e)
06/01/2060
$ 12,513,368
New York City Housing Development Corp. Multi-Family
Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000 4.500
02/15/2048
1,972,291
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
11,615,000 3.000
01/01/2046
9,269,069
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,505,052
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
14,470,000 3.000
03/01/2049
11,207,812
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
5,000,000 4.000
05/01/2053
4,955,491
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(e)
06/01/2060
12,387,151
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
3,250,000 5.150
(c)
11/15/2034
3,253,884
11,170,000 5.375
(c)
11/15/2040
11,183,732
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
27,225,000 7.250
(c)
11/15/2044
27,409,537
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
34,670,000 5.000
(c)
11/15/2044
34,357,592
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,585,000 3.000
11/15/2051
8,170,974
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
1,350,000 2.625
09/15/2069
1,247,418
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,430,000 2.800
09/15/2069
1,299,856
New York State Dormitory Authority Personal Income Tax General
Purpose RB Series 2020A (Aa1/NR)
1,695,000 4.000
03/15/2043
1,710,423
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
144,867
150,000 3.670
07/01/2027
143,851
60,000 3.760
07/01/2028
57,016
300,000 3.820
07/01/2029
281,279
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
715,000 4.000
07/01/2031
695,007
870,000 4.000
07/01/2032
840,460
925,000 4.000
07/01/2033
888,435
845,000 4.000
07/01/2035
797,190
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
$ 3,160,000 4.000%
09/01/2045
$ 2,914,290
2,325,000 4.000
09/01/2050
2,067,192
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
8,480,000 3.000
09/01/2050
6,476,819
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+)
1,685,000 2.875
(a)(b)(c)
12/01/2044
1,513,140
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
2,905,000 2.750
(a)(b)
09/01/2050
2,801,320
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(c)
09/01/2050
2,506,598
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,458,348
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
991,010
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
1,315,000 5.000
01/01/2031
1,346,735
4,665,000 5.000
01/01/2033
4,760,172
2,075,000 5.000
01/01/2034
2,112,374
10,465,000 4.000
01/01/2036
10,007,878
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
7,150,000 5.000
01/01/2036
7,229,867
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
5,000,000 4.000
10/01/2030
4,908,601
7,580,000 5.000
10/01/2035
7,872,220
12,975,000 5.000
10/01/2040
13,118,410
4,405,000 4.375
10/01/2045
4,187,993
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000 4.000
04/30/2053
8,769,806
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 A
(AMT) (Baa1/NR)
700,000 4.000
12/01/2039
683,242
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
7,590,000 5.000
07/01/2041
7,597,746
7,250,000 5.000
07/01/2046
7,237,432
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
22,935,000 5.250
01/01/2050
22,959,589
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000 4.000
07/01/2046
9,160,722

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
$ 2,425,000 6.000%
06/30/2054
$ 2,677,769
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa2/NR)
2,500,000 4.000
07/01/2033
2,500,880
2,500,000 4.000
07/01/2041
2,397,326
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
7,235,000 5.250
08/01/2031
7,528,191
9,565,000 5.375
08/01/2036
9,850,706
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa3/BB+)
6,875,000 5.625
04/01/2040
7,396,288
New York Transportation Development
Corporation Special Facilities RB, Series 2023
6,850,000 5.375
06/30/2060
7,106,561
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
1,130,000 4.000
12/01/2033
1,159,165
910,000 4.000
12/01/2038
913,758
1,470,000 3.000
12/01/2039
1,260,940
980,000 3.000
12/01/2040
827,162
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
405,000 4.000
07/01/2039
385,727
4,835,000 3.000
07/01/2044
3,592,825
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,850,000 5.250
08/01/2047
1,998,369
2,300,000 5.500
08/01/2052
2,512,466
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
6,510,164
The City of New York GO Bonds, Fiscal 2020 Series B, Subseries
B-3 Adjustable Rate Remarketed Securities (Aa2/AA)
11,230,000 4.100
(a)(b)
10/01/2046
11,230,000
town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,115,826
Triborough Bride & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
10,019,229
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (Ba1/BBB-)
4,500,000 5.000
11/01/2046
4,229,759
Westchester County Local Development
Corporation RB, Series 2023
900,000 6.250
11/01/2052
1,028,881
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(c)
12/01/2041
1,358,860
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
$ 475,000 5.000%
10/15/2039
$ 466,323
610,000 5.000
10/15/2049
565,810
530,000 5.000
10/15/2054
483,541
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
725,000 5.000
10/15/2040
705,675
1,325,000 5.000
10/15/2050
1,223,887
527,596,802
North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
5,040,316
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
7,270,598
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,391,080
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
291,321
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
803,125
6,025,000 4.000
03/01/2051
4,275,450
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,400,000 5.000
10/01/2045
1,231,058
3,260,000 5.000
10/01/2050
2,789,683
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000 3.000
07/01/2045
1,619,235
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000 4.000
07/01/2039
1,211,835
1,650,000 5.000
07/01/2039
1,514,670
1,035,000 4.000
07/01/2044
769,891
1,160,000 5.000
07/01/2044
1,014,321
31,222,583
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,432,325
a a
Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
104,745,000 5.000
06/01/2055
98,434,711
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
6,317,610

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
$ 267,740,000 0.000%
(e)
06/01/2057
$ 28,707,404
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
2,080,000 4.000
06/01/2048
1,921,006
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000 5.250
11/01/2037
2,349,050
1,000,000 5.250
11/01/2047
901,964
2,320,000 5.250
11/01/2050
2,055,437
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
22,500,000 5.375
09/15/2027
22,499,573
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000 4.500
(c)
12/01/2055
2,114,017
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
1,345,000 4.000
(c)
12/01/2055
1,102,081
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
1,655,000 5.000
05/15/2032
1,591,410
2,775,000 5.375
05/15/2037
2,629,090
3,910,000 5.500
05/15/2042
3,660,844
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000 4.000
09/01/2040
491,277
825,000 4.000
09/01/2045
690,680
1,075,000 5.000
09/01/2049
1,004,716
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
4,600,000 5.250
07/01/2041
4,431,809
12,065,000 5.500
07/01/2041
12,024,703
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
8,280,000 5.250
11/15/2055
7,120,703
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Ba2/BB)
1,075,000 4.000
11/15/2045
832,566
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
38,575,000 5.250
11/15/2048
35,534,542
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,619,357
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
3,500,000 5.250
02/15/2047
3,530,822
3,450,000 5.000
02/15/2057
3,436,313
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
29,500,000 8.223
02/15/2040
33,500,719
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
$ 7,520,000 5.000%
02/15/2042
$ 7,568,218
7,500,000 4.750
02/15/2047
7,503,999
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
12,439,114
Franklin County Finance Authority Lease RB for The Cornerstone
Academy Community School Series 2023 (NR/NR)
6,425,000 7.000
(c)
07/01/2053
6,438,182
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
1,899,807
1,610,000 5.000
01/01/2046
1,492,525
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000 5.000
02/15/2048
9,188,448
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
450,000 3.000
12/01/2040
370,294
200,000 4.000
12/01/2045
184,087
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000 4.500
(c)
01/15/2048
9,928,939
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,275,000 3.750
(c)
01/15/2028
1,262,753
4,230,000 4.250
(c)
01/15/2038
4,052,747
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
4,790,000 5.000
12/01/2050
4,264,936
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
9,929,991
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(c)
12/01/2033
1,085,564
2,085,000 5.000
(c)
12/01/2038
2,033,455
5,000,000 5.000
(c)
12/01/2048
4,571,202
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A2/A)
2,000,000 3.000
01/15/2045
1,559,181
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
2,750,000 4.375
(a)(b)
06/15/2056
2,663,432
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
2,090,000 4.250
(c)
12/01/2050
1,787,841
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
4,027,631
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series
2020 A (NR/NR)
17,050,000 7.000
(c)
12/01/2042
13,436,085
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series
2020 A (AMT) (NR/NR)
4,725,000 6.500
(c)
12/01/2030
3,574,044
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,877,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-) – (continued)
$ 2,925,000 6.000%
09/01/2052
$ 3,029,206
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A2/A)
22,915,000 4.000
01/15/2046
22,128,046
State of Ohio Hospital RB Series 2020A (A2/A)
3,000,000 4.000
01/15/2050
2,833,846
toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
1,475,000 4.000
01/01/2043
1,258,212
950,000 4.000
01/01/2046
787,483
950,000 4.000
01/01/2051
758,719
2,520,000 4.000
01/01/2057
1,950,593
427,387,984
Oklahoma - 0.9%
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Baa2/BBB-)
1,075,000 4.000
09/01/2045
926,183
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
26,960,000 5.500
08/15/2057
27,018,724
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
2,176,271
2,000,000 4.125
08/15/2057
1,836,769
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
2,050,000 5.250
08/15/2048
1,985,180
1,050,000 5.500
08/15/2052
1,054,363
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000 4.000
04/01/2048
1,013,961
4,000,000 4.125
04/01/2053
4,016,506
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
7,130,000 4.375
(c)
12/01/2041
6,790,742
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,676,506
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000 5.500
12/01/2035
24,300,243
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
5,670,000 5.000
(a)(b)
06/01/2035
5,662,876
81,458,324
Oregon - 0.1%
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000 5.250
11/15/2050
118,023
225,000 5.375
11/15/2055
204,812
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000 5.000
10/01/2028
287,535
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Willamette
University Series 2021 A (Baa2/BBB)
$ 1,000,000 4.000%
10/01/2051
$ 871,669
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,318,423
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,825,000 5.000
11/15/2051
1,372,918
5,173,380
Pennsylvania - 2.9%
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
3,113,875
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,000,000 4.000
04/01/2044
31,162,218
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,305,000 4.000
06/15/2041
1,068,007
975,000 4.000
06/15/2051
723,568
1,070,000 4.000
06/15/2056
770,420
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000 4.875
11/01/2024
3,895,830
3,150,000 5.125
05/01/2030
3,199,932
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
6,275,000 5.250
(c)
05/01/2042
6,298,585
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
250,000 5.000
(c)
05/01/2027
255,241
1,400,000 5.000
(c)
05/01/2032
1,429,442
15,985,000 5.000
(c)
05/01/2042
15,812,037
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
1,000,000 5.000
(c)
05/01/2033
1,025,490
2,750,000 5.000
(c)
05/01/2042
2,720,331
Berks County IDA Health System RB for tower Health Project
Series 2017 (WR/CCC+)
8,745,000 5.000
11/01/2050
4,557,215
Berks County Industrial Development Authority Health System RB
for tower Health Project Series 2017 (WR/CCC+)
1,450,000 3.750
11/01/2042
755,353
Berks County Industrial Development Authority RB Refunding for
tower Health Obligated Group Series 2017 (WR/CCC+)
950,000 5.000
11/01/2029
505,501
1,745,000 5.000
11/01/2030
919,263
1,425,000 5.000
11/01/2034
742,585
Berks County Industrial Development Authority RB Refunding for
Tower Health Obligated Group Series 2017 (WR/CCC+)
9,500,000 4.000
11/01/2047
4,947,852
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BB-)
11,200,000 4.000
07/01/2051
8,451,367

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BB-)
$ 4,005,000 5.000%
07/01/2054
$ 3,329,261
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,253,707
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(c)
10/15/2052
2,811,250
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba2/NR)
500,000 5.000
08/01/2035
496,510
1,000,000 5.000
08/01/2045
933,651
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
1,000,000 5.000
12/01/2042
1,000,214
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (A1/AA)
2,325,000 4.000
06/01/2039
2,341,997
Cumberland County Municipal Authority RB Series 2015 (NR/NR)
745,000 5.000
01/01/2038
746,428
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
5,100,000 5.875
(c)
10/15/2040
4,376,236
17,325,000 6.250
(c)
10/15/2053
14,317,551
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
950,000 5.000
(c)
10/15/2034
821,360
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (B3/CCC)
2,000,000 5.000
07/01/2025
1,975,636
2,095,000 5.000
07/01/2026
2,060,559
555,000 5.000
07/01/2027
543,813
1,000,000 5.000
07/01/2028
978,231
Doylestown Hospital Authority RB Series 2016A (B3/NR)
180,000 4.000
(d)
07/01/2045
192,813
Doylestown Hospital Authority RB Series 2016A (B3/CCC)
445,000 5.000
07/01/2041
398,085
1,620,000 4.000
07/01/2045
1,205,382
1,340,000 5.000
07/01/2046
1,162,367
Doylestown Hospital Authority RB Series 2019A (NR/NR)
105,000 5.000
(d)
07/01/2041
110,748
310,000 5.000
(d)
07/01/2046
326,970
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000 5.000
12/01/2043
916,045
900,000 5.000
12/01/2048
719,484
1,750,000 5.000
12/01/2053
1,354,812
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (A2/AA-)
(3M USD LIBOR + 0.77%)
52,950,000 4.548
(f)
05/01/2037
45,655,470
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
750,000 5.000
03/01/2045
614,866
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
$ 285,000 5.000%
03/01/2032
$ 297,670
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
431,471
465,000 4.000
03/01/2036
440,736
275,000 4.000
03/01/2037
256,657
335,000 4.000
03/01/2039
300,408
250,000 4.000
03/01/2040
221,277
250,000 4.000
03/01/2041
218,593
625,000 4.000
03/01/2046
514,581
675,000 4.000
03/01/2051
531,800
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,420,000 5.250
07/01/2044
3,290,564
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
2,400,000 6.125
(c)
10/01/2050
1,614,904
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,641,168
2,100,000 5.000
11/01/2049
1,753,792
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
945,000 5.000
05/01/2044
924,664
1,245,000 5.000
05/01/2049
1,180,406
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,888,103
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,799,513
2,300,000 5.250
07/01/2046
2,365,037
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,250,000 4.000
07/01/2046
1,950,905
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
1,375,000 5.250
06/30/2053
1,439,193
6,825,000 6.000
06/30/2061
7,568,539
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,160,827
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (WR/AA)
(3M USD LIBOR + 0.60%)
5,885,000 4.390
(f)
07/01/2027
5,838,764
(3M USD LIBOR + 0.65%)
10,850,000 4.440
(f)
07/01/2039
9,325,166
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,645,000 5.000
05/01/2042
4,228,016

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
$ 365,000 5.000%
07/01/2031
$ 368,123
400,000 5.000
07/01/2035
400,735
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
1,705,000 5.250
06/15/2052
1,590,744
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB+)
1,150,000 5.375
(c)
06/15/2038
1,153,767
1,600,000 5.500
(c)
06/15/2043
1,596,159
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,264,118
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
2,225,000 5.000
06/15/2050
1,939,394
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB-)
310,000 5.000
08/01/2040
315,412
1,075,000 5.000
08/01/2050
1,061,513
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,098,859
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,647,648
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB-)
1,820,000 5.000
11/15/2028
1,822,556
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
2,325,000 5.000
01/01/2038
2,378,106
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,136,634
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
475,000 5.000
10/01/2039
449,677
1,125,000 5.000
10/01/2049
1,002,587
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (WR/CCC+)
5,195,000 5.000
11/01/2044
2,703,727
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(c)
07/01/2057
4,205,571
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
1,000,000 5.000
07/01/2028
1,003,664
1,000,000 5.000
07/01/2035
995,677
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa2/NR)
$ 1,400,000 4.000%
07/01/2037
$ 1,337,944
Westmoreland County Industrial Development Authority
Tax Exempt RB for Excela Health Project Series 2020A
(Baa2/NR) (Baa2/NR)
620,000 5.000
07/01/2028
655,093
275,308,020
Puerto Rico - 9.0%
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,485
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
22,750,000 5.000
(c)
07/01/2035
22,963,334
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(c)
07/01/2037
9,314,563
Puerto Rico Commonwealth Aquaduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(c)
07/01/2037
1,039,491
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
42,415,000 5.000
(c)
07/01/2047
41,666,978
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
9,400,000 3.500
(c)
07/01/2026
8,982,019
9,400,000 3.750
(c)
07/01/2027
8,898,558
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
7,870,000 5.000
(c)
07/01/2033
7,990,312
2,000,000 4.000
(c)
07/01/2042
1,764,884
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
1,250,000 4.000
(c)
07/01/2042
1,103,053
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 B (NR/NR)
495,000 5.000
(c)
07/01/2025
498,395
4,355,000 5.000
(c)
07/01/2033
4,417,484
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
28,770,000 4.000
(c)
07/01/2042
25,387,859
Puerto Rico Commonwealth GO Bonds (NR/NR)
24,151,874 0.000
(a)(g)(i)
11/01/2043
13,162,771
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
4,971,734 0.000
(a)(g)(i)
11/01/2051
2,032,196
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
17,258,837 0.000
(a)(g)(i)
11/01/2051
9,406,066
Puerto Rico Commonwealth GO CVIs (NR/NR)
162,047 0.000
(a)(g)(i)
11/01/2051
29,979
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
9,811,379 5.625
07/01/2029
10,641,151
16,610,960 5.750
07/01/2031
18,477,308
61,106,206 0.000
(e)
07/01/2033
38,094,660
3,435,196 4.000
07/01/2033
3,363,410
4,889,113 4.000
07/01/2035
4,727,004
10,253,482 4.000
07/01/2037
9,789,105
19,508,950 4.000
07/01/2041
17,892,368

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 39,327,776 4.000%
07/01/2046
$ 35,028,137
Puerto Rico Commonwealth Highway & Transportation Authority
Restructured Toll RB Series 2022A (NR/NR)
1 5.000
07/01/2062
1
Puerto Rico Commonwealth Highway & Transportation Authority
Restructured Toll RB Series 2022B (NR/NR)
0 0.000
(e)
07/01/2032
0
Puerto Rico Commonwealth Highway & Transportation Authority
Restructured Toll RB Series 2022C (NR/NR)
1 0.000
(g)
07/01/2053
0
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
1,905,000 4.800 *
07/01/2029
495,300
30,365,000 5.000 *
07/01/2042
7,894,900
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
715,000 7.250 *
07/01/2030
185,900
6,760,000 7.000 *
07/01/2033
1,757,600
13,610,000 6.750 *
07/01/2036
3,538,600
6,190,000 7.000 *
07/01/2040
1,609,400
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
436,527
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
747,236 10.000 *
07/01/2019
194,281
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
130,000 5.250 *
07/01/2023
33,800
3,420,000 5.250 *
07/01/2031
889,200
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
747,235 10.000 *
07/01/2019
194,281
Puerto Rico Electric Power Authority Power RB Series BBB
(WR/NR)
90,000 5.400 *
07/01/2028
21,825
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
80,000 5.000 *
07/01/2022
20,800
90,000 4.250 *
07/01/2023
23,400
60,000 4.500 *
07/01/2023
15,600
50,000 4.600 *
07/01/2024
13,000
210,000 4.625 *
07/01/2025
54,600
900,000 5.000 *
07/01/2025
234,000
25,000 5.000 *
07/01/2026
6,500
10,000,000 5.250 *
07/01/2026
2,600,000
65,000 4.800 *
07/01/2027
16,900
4,980,000 5.000 *
07/01/2028
1,294,800
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
5,036,850 10.000 *
01/01/2021
1,309,581
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
1,309,581
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
436,527
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series EEE
(WR/NR)
$ 1,175,000 5.950%*
07/01/2030
$ 284,938
4,620,000 6.050 *
07/01/2032
1,120,350
115,000 6.250 *
07/01/2040
27,887
Puerto Rico Electric Power Authority Power RB Series SS
(WR/NR)
130,000 4.625 *
07/01/2030
33,800
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
300,000 4.200 *
07/01/2019
78,000
700,000 5.000 *
07/01/2025
182,000
4,795,000 5.000 *
07/01/2032
1,246,700
Puerto Rico Electric Power Authority Power RB Series WW
(WR/NR)
2,000,000 5.500 *
07/01/2020
520,000
3,765,000 5.250 *
07/01/2033
978,900
13,050,000 5.500 *
07/01/2038
3,393,000
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
20,000 4.875 *
07/01/2027
5,200
42,715,000 5.250 *
07/01/2040
11,105,900
Puerto Rico Electric Power Authority Power RB Series YY
(WR/NR)
2,460,000 6.125 *
07/01/2040
596,550
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
65,000 3.700 *
07/01/2017
16,900
1,230,000 5.000 *
07/01/2017
319,800
145,000 4.250 *
07/01/2018
37,700
3,130,000 5.000 *
07/01/2019
813,800
260,000 4.250 *
07/01/2020
67,600
25,000 5.250 *
07/01/2020
6,500
80,000 4.375 *
07/01/2021
20,800
100,000 4.375 *
07/01/2022
26,000
65,000 5.000 *
07/01/2022
16,900
190,000 4.500 *
07/01/2023
49,400
135,000 4.625 *
07/01/2025
35,100
1,575,000 5.250 *
07/01/2026
409,500
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (WR/NR)
215,000 3.300 *
07/01/2019
55,900
80,000 3.500 *
07/01/2020
20,800
155,000 3.625 *
07/01/2021
40,300
60,000 3.750 *
07/01/2022
15,600
730,000 3.875 *
07/01/2023
189,800
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
52,372,000 4.310
(f)
07/01/2029
48,662,339
Puerto Rico Electric Power Authority RB Refunding Series 2007
VV (NATL) (Baa2/NR)
1,250,000 5.250
07/01/2032
1,236,220
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (WR/NR)
126,000 5.000 *
07/01/2024
32,760
Puerto Rico Electric Power Authority RB Series 2010 AAA
(WR/NR)
1,489,000 5.250 *
07/01/2027
387,140

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2010 AAA
(WR/NR) – (continued)
$ 2,119,000 5.250%*
07/01/2028
$ 550,940
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
5,135,000 5.000 *
07/01/2037
1,335,100
Puerto Rico Electric Power Authority RB Series WW (WR/NR)
2,665,000 5.000 *
07/01/2028
692,900
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(e)
07/01/2029
8,797
4,301,000 0.000
(e)
07/01/2031
3,147,794
5,295,000 0.000
(e)
07/01/2033
3,526,808
362,146,000 0.000
(e)
07/01/2046
113,541,354
127,525,000 0.000
(e)
07/01/2051
29,778,860
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
108,671,000 4.329
07/01/2040
107,879,212
562,000 4.536
07/01/2053
537,313
13,175,000 4.784
07/01/2058
12,986,461
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
3,939,000 4.500
07/01/2034
3,947,787
40,941,000 4.750
07/01/2053
40,517,322
132,729,000 5.000
07/01/2058
133,192,145
848,855,351
Rhode Island - 0.3%
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
10,000,000 4.125
05/15/2053
10,047,772
tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(e)
06/01/2052
20,235,898
30,283,670
South Carolina - 0.4%
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
2,545,000 6.875
11/01/2035
2,546,910
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
6,160,000 5.250
(c)
06/15/2052
5,626,703
5,615,000 5.250
(c)
06/15/2057
5,032,271
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
2,365,000 5.000
11/15/2047
2,387,219
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (NR/A-)
5,000,000 5.250
12/01/2055
5,064,589
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,588,513
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
2,000,000 3.000
04/15/2049
1,519,288
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
$ 5,000,000 4.000%
12/01/2052
$ 4,853,335
36,618,828
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
875,472
1,450,000 4.000
08/01/2061
1,185,504
2,060,976
Tennessee - 0.1%
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (Baa1/A-)
3,235,000 5.000
08/01/2049
3,327,739
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,230,843
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(c)
06/01/2051
962,804
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
2,825,000 0.000
(c)(e)
06/01/2043
1,031,135
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750 *
07/01/2027
85,844
4,100,000 5.625
01/01/2046
2,427,348
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
335,000 5.000
10/01/2029
351,028
410,000 5.000
10/01/2039
423,019
500,000 5.000
10/01/2048
504,304
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(c)
06/01/2036
863,190
11,207,254
Texas - 8.4%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
500,000 4.625
(c)
09/01/2028
504,437
2,340,000 5.125
(c)
09/01/2038
2,354,934
2,580,000 5.250
(c)
09/01/2047
2,584,165
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(c)
02/15/2062
5,261,140
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625
08/15/2052
1,343,688
1,780,000 5.750
08/15/2057
1,609,540
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
271,952
560,000 4.000
08/15/2041
462,093
810,000 4.000
08/15/2046
629,266

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corporation Education RB for
Basis Texas Charter Schools Series 2023 (Ba2/NR)
$ 2,285,000 4.875%
(a)(b)(c)
06/15/2056
$ 2,294,987
Aubrey Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
5,000,000 4.000
02/15/2052
5,017,671
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,525,640
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
463,216
450,000 5.000
01/01/2033
462,838
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
900,000 5.375
(c)
09/01/2053
908,081
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
3,575,000 5.250
12/01/2035
3,604,765
2,435,000 5.000
12/01/2040
2,367,775
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
6,600,000 10.000
(a)(b)(c)
06/01/2042
6,479,404
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
5,087,196
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,818,926
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000 4.000
02/15/2053
9,917,968
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(c)
09/01/2048
2,272,475
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
867,000 4.000
(c)
09/15/2041
751,456
1,271,000 4.250
(c)
09/15/2051
1,060,722
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(c)
09/01/2052
1,962,078
City of Anna Special Assessment RB for The Woods At Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(c)
09/15/2053
1,400,835
City of Anna, Texas,
2,300,000 7.375
(c)
09/15/2052
2,382,560
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(c)
09/01/2043
1,453,014
1,475,000 6.000
(c)
09/01/2053
1,499,281
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(c)
09/01/2045
1,670,969
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
$ 4,150,000 5.125%
(c)
11/01/2033
$ 4,152,331
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(c)
11/01/2051
1,177,217
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(c)
09/01/2031
524,011
1,540,000 5.000
(c)
09/01/2041
1,446,958
1,907,000 5.250
(c)
09/01/2051
1,798,649
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(c)
09/01/2040
362,272
1,451,000 4.000
(c)
09/01/2050
1,198,114
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(c)
09/01/2041
405,305
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,021,000 5.000
(c)
09/01/2051
955,672
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(c)
09/01/2053
1,640,711
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
2,105,000 5.500
(c)
09/01/2053
2,113,952
1,424,000 6.125
(c)
09/01/2053
1,443,663
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
6,576,000 6.750
(c)
09/01/2052
6,635,514
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
812,000 3.375
(c)
09/01/2042
618,356
3,549,000 4.000
(c)
09/01/2052
2,878,006
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000 5.125
(c)
09/01/2043
1,212,196
1,676,000 5.500
(c)
09/01/2053
1,679,599
City of Celina Special Assessment RB for Parks At Wilson Creek
Series 2021 (NR/NR)
120,000 2.750
(c)
09/01/2026
114,148
221,000 3.500
(c)
09/01/2026
213,518
240,000 3.250
(c)
09/01/2031
216,952
446,000 4.000
(c)
09/01/2031
422,889
1,134,000 3.500
(c)
09/01/2041
948,933
959,000 4.250
(c)
09/01/2041
864,060
1,916,000 4.000
(c)
09/01/2051
1,597,809
1,410,000 4.500
(c)
09/01/2051
1,235,459
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(c)
09/01/2043
1,624,489
2,100,000 6.750
(c)
09/01/2053
2,126,551
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(c)
09/01/2042
712,611
1,365,000 5.750
(c)
09/01/2052
1,388,149
1,175,000 6.500
(c)
09/01/2052
1,194,234

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
$ 1,215,000 5.625%
(c)
09/01/2052
$ 1,228,581
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(c)
09/01/2043
779,971
933,000 4.125
(c)
09/01/2051
775,712
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(c)
09/01/2046
404,938
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,154,024
1,686,000 5.750
09/01/2047
1,716,139
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
2,330,000 4.250
(c)
09/01/2049
2,009,922
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,800,000 4.125
(c)
09/01/2050
1,497,252
City of Celina Texas Municipal Corp. Special Assessment RB for
Wells South Public Improvement District Major Improvement
Area Project Series 2015 (NR/NR)
3,665,000 7.500
09/01/2045
3,697,472
City of Celina Texas Municipal Corp. Special Assessment RB
for Wells South Public Improvement District Neighborhood
Improvement Area #1 Project Series 2015 (NR/NR)
1,610,000 6.250
09/01/2045
1,620,775
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
195,000 4.750
(c)
09/01/2031
188,794
370,000 5.250
(c)
09/01/2041
372,771
500,000 5.500
(c)
09/01/2050
505,596
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
242,000 4.125
(c)
09/15/2026
234,387
261,000 4.750
(c)
09/15/2031
242,830
900,000 4.250
(c)
09/15/2041
779,455
500,000 5.000
(c)
09/15/2041
465,427
1,400,000 4.500
(c)
09/15/2051
1,147,174
650,000 5.250
(c)
09/15/2051
600,952
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(c)
09/15/2052
4,652,675
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(c)
09/15/2052
1,651,604
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
1,345,000 5.750
(c)
09/01/2052
1,351,322
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
$ 1,413,000 5.250%
(c)
09/01/2052
$ 1,376,058
City of Decatur, Texas,
1,963,000 6.875
(c)
09/15/2054
2,016,087
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,219,000 5.500
(c)
09/01/2053
1,222,677
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
1,071,000 4.000
(c)
09/01/2051
862,482
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(c)
08/15/2040
583,019
994,000 4.125
(c)
08/15/2050
832,613
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
925,000 3.750
(c)
08/15/2041
781,562
1,656,000 4.000
(c)
08/15/2051
1,355,258
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(c)
08/15/2052
2,328,290
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000 4.250
(c)
08/15/2049
1,191,410
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(c)
08/15/2039
847,941
1,920,000 4.500
(c)
08/15/2048
1,729,556
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(c)
08/15/2052
875,536
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000 5.375
(c)
08/15/2053
1,288,705
City of Forney Special Assessment RB RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
7,135,000 6.500
(c)
09/15/2053
7,014,351
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(c)
09/15/2042
859,014
617,000 4.250
(c)
09/15/2047
540,679
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,251,101
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,343,846
2,435,000 5.000
09/01/2044
2,418,423
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,235,000 4.500
09/01/2032
2,255,408
4,715,000 4.500
09/01/2038
4,595,865

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
$ 1,852,000 4.000%
(c)
09/01/2051
$ 1,483,971
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(c)
09/01/2049
2,147,776
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB-)
9,895,000 5.000
07/15/2028
9,954,572
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
2,530,000 5.000
07/15/2028
2,545,232
City of Houston Airport System Special Facilities Refunding RB
for United Airlines, Inc. Terminal Improvement Projects Series
2015B-1 (AMT) (NR/BB-)
900,000 5.000
07/15/2030
899,946
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
1,000,000 4.000
(c)
09/01/2056
829,755
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(c)
09/01/2051
2,103,294
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(c)
09/01/2056
1,912,362
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(c)
09/01/2058
1,986,870
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(c)
09/01/2051
1,572,930
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(c)
09/15/2041
461,021
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
620,000 6.000
(c)
09/15/2052
642,716
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(c)
09/01/2043
2,047,354
1,297,000 5.500
(c)
09/01/2047
1,300,750
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
700,000 3.750
(c)
09/01/2041
568,012
900,000 4.000
(c)
09/01/2046
747,702
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,405,000 4.625
(c)
09/01/2039
1,350,965
900,000 4.750
(c)
09/01/2044
852,093
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(c)
09/01/2040
1,056,669
1,400,000 4.000
(c)
09/01/2046
1,109,767
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
212,000 4.125
(c)
09/01/2027
208,142
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
$ 1,225,000 4.875%
(c)
09/01/2044
$ 1,166,658
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(c)
09/01/2053
3,529,632
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000 5.000
09/01/2042
1,898,724
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(c)
09/01/2053
1,694,831
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
834,583
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
565,000 4.250
(c)
09/15/2039
517,515
2,415,000 4.500
(c)
09/15/2049
2,137,107
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
850,000 5.000
(c)
09/15/2049
806,223
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(c)
09/15/2042
1,831,986
900,000 4.375
(c)
09/15/2042
793,336
4,978,000 4.125
(c)
09/15/2052
4,100,951
1,396,000 4.500
(c)
09/15/2052
1,198,157
City of Lewisville, Texas,
1,500,000 8.000
(c)
09/01/2053
1,573,769
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(c)
09/01/2054
1,492,382
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
145,000 3.500
(c)
09/01/2027
137,016
275,000 3.875
(c)
09/01/2032
248,321
550,000 4.125
(c)
09/01/2042
471,255
900,000 4.375
(c)
09/01/2052
751,557
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(c)
09/15/2041
547,927
830,000 4.125
(c)
09/15/2041
726,648
900,000 4.000
(c)
09/15/2051
737,225
1,125,000 4.375
(c)
09/15/2051
957,516
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(c)
09/15/2040
276,504
525,000 4.625
(c)
09/15/2049
475,182
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(c)
09/15/2053
599,112
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
150,000 4.125
(c)
09/01/2026
145,255

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR) – (continued)
$ 150,000 4.625%
(c)
09/01/2031
$ 139,395
900,000 4.125
(c)
09/01/2041
793,368
450,000 4.875
(c)
09/01/2041
406,418
1,370,000 4.375
(c)
09/01/2051
1,150,454
520,000 5.125
(c)
09/01/2051
489,437
City of Mclendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
780,000 4.250
(c)
09/15/2039
729,746
2,950,000 4.375
(c)
09/15/2049
2,633,638
City of Mclendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(c)
09/15/2041
470,038
820,000 4.000
(c)
09/15/2051
669,117
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(c)
09/15/2052
2,433,056
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(c)
09/15/2039
1,173,936
2,055,000 6.000
(c)
09/15/2049
2,100,466
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(c)
09/15/2039
2,442,238
5,200,000 5.125
(c)
09/15/2048
5,103,910
3,830,000 6.125
(c)
09/15/2048
3,911,307
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(c)
09/01/2043
1,481,469
4,570,000 5.750
(c)
09/01/2053
4,606,883
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(c)
09/01/2043
455,720
1,110,000 5.625
(c)
09/01/2053
1,119,011
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
916,000 5.625
(c)
09/01/2053
920,323
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
130,000 4.125
(c)
09/15/2031
121,918
420,000 4.500
(c)
09/15/2041
379,005
1,540,000 4.125
(c)
09/15/2051
1,277,670
510,000 4.750
(c)
09/15/2051
445,435
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
2,310,000 5.375
(c)
09/15/2052
2,253,713
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
1,300,000 6.125
(c)
09/15/2052
1,316,898
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mustang Ridge, Texas
$ 769,000 6.375%
(c)
09/01/2053
$ 789,128
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
141,000 3.625
(c)
09/01/2026
134,372
320,000 4.250
(c)
09/01/2031
298,035
782,000 4.500
(c)
09/01/2041
693,168
1,355,000 4.750
(c)
09/01/2051
1,184,978
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(c)
09/01/2040
360,205
355,000 5.625
(c)
09/01/2040
356,841
560,000 4.125
(c)
09/01/2049
480,585
932,000 5.375
(c)
09/01/2050
921,513
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(c)
09/01/2040
1,006,103
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,355,000 4.125
(c)
09/01/2048
1,179,282
1,440,000 4.500
(c)
09/01/2048
1,321,320
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa2/NR)
3,725,000 4.000
08/01/2049
3,675,627
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(c)
09/15/2042
602,829
1,350,000 5.625
(c)
09/15/2052
1,357,250
1,928,000 6.125
(c)
09/15/2052
1,976,520
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
550,000 5.500
(c)
09/15/2042
552,593
1,200,000 5.625
(c)
09/15/2052
1,206,444
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
926,000 5.625
(c)
09/15/2048
939,313
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
3,701,000 6.000
(c)
09/15/2052
3,788,251
1,480,000 6.500
(c)
09/15/2052
1,526,211
City of Plano, Texas,
1,285,000 7.500
(c)
09/15/2053
1,361,979
City of Plano, Texas,
1,610,000 8.250
(c)
09/15/2043
1,703,251
2,575,000 8.500
(c)
09/15/2053
2,722,491
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(c)
09/01/2052
897,011
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,460,000 4.875
(c)
09/01/2048
2,347,523
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
126,000 3.875
(c)
09/01/2040
107,689

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR) – (continued)
$ 175,000 4.125%
(c)
09/01/2050
$ 146,514
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
393,650
835,000 5.000
09/01/2049
808,683
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(c)
09/01/2051
324,566
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,055,000 5.250
(c)
09/01/2043
1,024,946
1,431,000 5.500
(c)
09/01/2053
1,404,204
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
700,000 5.125
(c)
09/01/2042
677,488
1,300,000 5.250
(c)
09/01/2052
1,235,124
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(c)
09/01/2043
1,251,551
2,750,000 7.000
(c)
09/01/2053
2,780,384
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
1,850,000 7.875
(c)
09/01/2053
1,889,151
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000 4.500
(c)
09/01/2039
2,074,848
1,185,000 5.500
(c)
09/01/2039
1,205,635
1,490,000 4.750
(c)
09/01/2049
1,367,851
2,140,000 5.750
(c)
09/01/2049
2,170,734
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
2,041,000 5.375
(c)
09/01/2053
2,025,067
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(c)
09/01/2052
1,995,887
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(c)
09/01/2040
628,537
1,250,000 4.000
(c)
09/01/2050
1,021,839
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(c)
09/01/2051
1,177,487
City of Princeton, Texas
1,284,000 6.375
(c)
09/01/2053
1,328,220
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
809,000 3.375
(c)
09/15/2041
630,913
565,000 4.000
(c)
09/15/2051
464,073
City of Rockdale, Texas,
4,600,000 7.500
(c)
09/15/2054
4,798,752
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
$ 1,195,000 3.875%
(c)
09/15/2040
$ 1,034,983
1,780,000 4.125
(c)
09/15/2050
1,488,992
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
110,000 4.375
(c)
09/15/2030
106,444
500,000 4.125
(c)
09/15/2040
447,430
1,520,000 4.375
(c)
09/15/2050
1,323,299
600,000 5.125
(c)
09/15/2050
571,958
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(c)
09/15/2049
1,643,552
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(c)
09/15/2040
885,746
1,490,000 4.000
(c)
09/15/2050
1,229,643
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
613,000 6.875
(c)
09/15/2042
633,148
1,350,000 7.000
(c)
09/15/2052
1,398,672
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
668,495
1,500,000 5.625
09/01/2050
1,509,717
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
1,522,000 4.500
(c)
09/01/2051
1,322,667
City of San Marcos, Texas
1,386,000 6.000
(c)(h)
09/01/2048
1,387,677
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
780,000 5.000
09/01/2028
790,101
2,035,000 5.600
09/01/2038
2,078,812
2,470,000 5.700
09/01/2047
2,505,612
City of Sinton Special Assessment RB Series 2022 (NR/NR)
900,000 5.125
(c)
09/01/2042
874,456
1,150,000 5.250
(c)
09/01/2051
1,101,734
City of tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
1,237,000 6.000
(c)
09/15/2053
1,260,539
City of tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(c)
09/15/2052
1,012,921
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(c)
09/01/2052
2,108,810
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(c)
08/15/2052
1,176,504
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/BBB-)
1,175,000 4.000
10/01/2050
959,838
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 B (NR/BB-)
1,100,000 5.000
(c)
10/01/2050
920,286

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (A2/NR)
$ 625,000 4.000%
10/01/2050
$ 593,283
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(c)
09/15/2040
660,316
1,185,000 4.000
(c)
09/15/2050
947,498
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
985,000 4.500
(c)
09/01/2041
865,003
765,000 4.750
(c)
09/01/2050
671,377
Cypress-Fairbanks Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
6,000,000 4.000
02/15/2048
6,016,023
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 3.750
(c)
08/15/2024
99,282
350,000 4.000
(c)
08/15/2029
334,725
1,150,000 4.500
(c)
08/15/2035
1,081,518
875,000 5.000
(c)
08/15/2044
837,647
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,545,210
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
7,055,472
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
980,000 5.000
(c)
09/01/2027
977,880
895,000 5.000
(c)
09/01/2032
888,117
1,315,000 5.125
(c)
09/01/2037
1,294,635
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
12,620,000 5.800
10/01/2046
13,839,086
5,000,000 5.850
10/01/2047
5,483,884
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
2,000,000 4.250
10/01/2053
1,989,847
Harris County-Houston Sports Authority RB Refunding Series
2004 A (NATL) (Baa2/BB)
6,250,000 0.000
(e)
11/15/2036
2,972,676
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,789,000 5.500
(c)
09/15/2042
1,814,615
3,204,000 5.750
(c)
09/15/2052
3,243,410
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(c)
09/01/2039
1,293,440
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
592,076
510,000 3.875
09/01/2037
498,425
930,000 4.000
09/01/2047
845,050
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BB+)
$ 6,105,000 0.000%
(e)
12/01/2049
$ 1,275,018
6,365,000 0.000
(e)
12/01/2050
1,245,036
6,760,000 0.000
(e)
12/01/2051
1,234,729
6,925,000 0.000
(e)
12/01/2052
1,180,198
7,155,000 0.000
(e)
12/01/2053
1,137,474
7,300,000 0.000
(e)
12/01/2054
1,088,056
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
7,537,155
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
875,000 5.000
07/01/2027
879,389
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
950,000 5.000
07/15/2027
954,880
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
4,580,000 5.000
07/15/2027
4,603,527
Houston Airport System Special Facilities RB for Continental
Airlines, Inc. Terminal Improvement Projects Series 2011 A
(AMT) (Ba3/BB-)
10,000,000 6.625
07/15/2038
10,004,143
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba3/BB-)
9,250,000 5.000
07/01/2029
9,250,831
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal Improvement Projects Series
2015 B-1 (AMT) (NR/BB-)
15,100,000 5.000
07/15/2035
15,089,589
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,268,529
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,833,989
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
3,084,000 5.500
(c)
09/01/2053
3,066,772
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
760,000 5.000
(c)
09/01/2028
772,344
1,170,000 5.375
(c)
09/01/2038
1,189,416
1,930,000 5.125
(c)
09/01/2047
1,921,375
1,500,000 5.500
(c)
09/01/2047
1,513,361
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
143,552
165,000 2.375
09/01/2032
141,523
175,000 2.375
09/01/2033
148,203
175,000 2.500
09/01/2034
147,001
365,000 2.500
09/01/2036
290,950
385,000 2.625
09/01/2038
289,252
370,000 3.000
09/01/2041
284,169

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR) – (continued)
$ 520,000 3.000%
09/01/2046
$ 367,779
1,265,000 3.000
09/01/2051
843,765
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
337,729
590,000 3.000
09/01/2044
436,449
650,000 3.000
09/01/2047
461,522
Lamar Consolidated Independent School District
10,000,000 5.500
02/15/2058
11,369,813
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/A-)
3,065,000 4.250
05/01/2030
3,068,646
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
21,375,000 4.625
(c)
10/01/2031
21,079,632
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
712,318
1,325,000 5.250
02/15/2045
1,310,118
780,000 4.000
02/15/2051
617,421
Montgomery County toll Road Authority Senior Lien RB Series
2018 (NR/BBB-)
2,000,000 5.000
09/15/2043
2,019,013
2,200,000 5.000
09/15/2048
2,216,762
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000 4.000
(c)
08/15/2046
2,281,547
11,105,000 4.000
(c)
08/15/2056
8,295,776
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
1,630,000 4.000
01/01/2036
1,441,009
1,600,000 4.000
01/01/2041
1,295,855
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
2,325,000 5.750
07/15/2052
2,162,330
3,055,000 6.000
07/15/2057
2,915,349
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for the Outlook at Windhaven Project Series
2022B-3 (NR/NR)
4,700,000 4.250
10/01/2026
4,617,408
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
11,320,000 5.500
01/01/2057
8,097,774
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
3,250,000 7.000
01/01/2057
1,780,741
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(c)
08/15/2039
1,136,332
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(WR/NR)
$ 375,000 4.000%
04/01/2026
$ 384,224
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000 4.000
(c)
09/15/2041
1,210,057
6,110,000 5.000
(c)
09/15/2051
5,702,261
North Parkway Municipal Management Special Assessment RB for
Major Improvements Project Series 2021 (NR/NR)
4,700,000 4.750
(c)
09/15/2041
4,462,083
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
9,577,844
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,324,620
5,310,000 4.125
08/15/2053
5,339,542
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
2,087,767
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(c)
01/01/2036
1,198,364
3,675,000 2.875
(c)
01/01/2041
2,422,963
11,125,000 3.000
(c)
01/01/2050
6,537,578
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 B (NR/NR)
4,125,000 6.000
(c)
01/01/2025
3,892,901
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
29,500,000 4.100
(c)
01/01/2028
24,524,276
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
175,000 5.750
09/15/2036
175,250
455,000 6.000
09/15/2046
456,941
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(c)
09/15/2052
1,193,629
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
825,000 4.125
(c)
09/15/2039
758,369
3,275,000 4.375
(c)
09/15/2049
2,915,120
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,361,485
2,300,000 5.250
04/01/2050
2,277,171
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
5,275,000 4.000
08/15/2052
5,170,653
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,850,000 5.000
05/15/2045
8,661,059

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
$ 2,445,000 4.250%
08/15/2053
$ 2,450,618
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A2/BBB+)
8,295,000 5.000
12/15/2031
8,919,446
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
23,950,000 5.500
12/31/2058
25,972,407
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Blueridge Transportation Group, LLC SH 288
toll Lanes Project Series 2016 (AMT) (Baa2/NR)
3,160,000 5.000
12/31/2050
3,170,307
3,900,000 5.000
12/31/2055
3,908,460
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
42,380,000 5.000
06/30/2058
42,825,486
town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,500,000 4.000
(c)
09/01/2043
1,288,190
town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
2,225,000 5.375
(c)
09/15/2052
2,173,908
town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(c)
09/01/2042
345,870
410,000 4.000
(c)
09/01/2051
332,006
town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
2,000,000 6.875
(c)
09/01/2052
2,107,682
town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
1,343,000 5.875
(c)
09/01/2047
1,382,437
town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000 5.000
(c)
09/01/2047
1,369,496
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
1,145,000 5.500
(c)
09/01/2052
1,150,356
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,417,154
860,000 3.000
09/01/2037
727,563
625,000 3.000
09/01/2039
504,642
600,000 3.000
09/01/2040
476,597
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
390,000 3.125
12/01/2035
324,810
457,000 3.375
12/01/2040
362,194
786,000 3.500
12/01/2047
592,596
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
346,000 4.000
12/01/2027
343,386
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR) – (continued)
$ 1,545,000 4.750%
12/01/2035
$ 1,547,394
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa3/AA)
2,700,000 4.750
08/15/2049
2,776,872
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa3/AA)
1,175,000 4.500
08/15/2041
1,207,961
1,345,000 4.625
08/15/2044
1,385,258
792,680,843
Utah - 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(c)
03/01/2041
1,628,283
7,125,000 4.000
(c)
03/01/2051
5,381,297
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(c)
09/15/2051
4,171,158
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
2,350,000 5.500
(c)
06/01/2041
2,288,290
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(c)
02/01/2050
8,837,657
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(c)
08/15/2050
1,689,912
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,289,839
2,050,000 4.000
06/01/2041
1,658,019
15,675,000 4.000
06/01/2052
11,680,585
Military Installation Development Authority RB Series 2021 A-2
(NR/NR)
1,250,000 4.000
06/01/2036
1,074,865
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,180,000 3.625
(c)
02/01/2035
982,259
500,000 4.125
(c)
02/01/2041
399,289
500,000 4.375
(c)
02/01/2051
384,739
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(c)
08/15/2051
494,540
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
1,625,000 4.250
(c)
03/01/2051
1,243,614
Salt Lake City Airport RB
290,000 5.000
07/01/2047
295,582
Salt Lake City Airport RB
925,000 5.000
07/01/2051
963,368
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
2,640,000 5.500
07/01/2053
2,898,990
Salt Lake City Apartment RB Series 2021 A (AGM-CR) (A1/AA)
10,000,000 4.000
07/01/2051
9,556,911
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000 5.250
07/01/2048
3,017,977

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
$ 1,800,000 4.000%
(c)
10/15/2051
$ 1,235,082
4,240,000 4.000
(c)
10/15/2056
2,825,901
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
6,365,000 5.750
(c)
06/15/2052
6,259,734
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(c)
07/15/2050
2,783,852
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
1,220,000 4.250
(c)
06/15/2051
882,831
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(c)
10/15/2061
4,280,944
78,205,518
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
938,400
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000 5.000
(a)(b)(c)
06/01/2052
2,255,721
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’S College Project Series 2023 (NR/BBB-)
4,600,000 5.250
(c)
10/01/2052
4,450,255
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’S College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(c)
10/01/2043
3,154,160
10,798,536
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
9,850,000 5.000
(c)
10/01/2039
8,189,016
a a
Virginia - 1.5%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,000,000 4.000
06/01/2054
3,345,241
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,643,523
City of Virginia Beach Development
Authority Residential Care Facility RB
4,550,000 7.000
09/01/2059
4,838,287
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
7,360,000 5.000
01/01/2050
7,114,470
5,000,000 5.000
01/01/2059
4,728,685
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
580,000 4.000
06/01/2041
483,871
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR) – (continued)
$ 940,000 4.000%
06/01/2047
$ 720,756
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
710,000 4.000
04/01/2045
641,956
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,705,000 6.706
06/01/2046
9,196,578
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
236,845,000 0.000
(e)
06/01/2047
63,974,250
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(e)
06/01/2047
9,043,086
Virginia Beach Development Authority Residential Care Facility
Tax Exempt Fixed Rate RB for Westminster-Canterbury On
Chesapeake Bay Series 2023A (NR/NR)
2,900,000 7.000
09/01/2053
3,105,588
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,232,057
1,050,000 4.000
06/01/2046
948,400
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
14,170,000 5.000
12/31/2056
14,192,620
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
1,036,321
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
1,000,000 5.000
(a)(b)(c)
01/01/2048
934,376
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,439,017
4,765,000 5.000
12/31/2052
4,780,100
137,399,182
Washington - 1.4%
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
14,405,000 5.000
12/01/2044
14,873,092
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BB+)
3,880,000 5.000
04/01/2030
3,880,050
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (A1/AA-)
3,000,000 5.500
08/01/2047
3,297,742
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (A1/AA-)
2,765,000 4.000
08/01/2047
2,617,418
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
895,548
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
18,591,538

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Convention Center Public Facilities District RB
Series 2018 (Baa1/BBB)
$ 40,975,000 5.000%
07/01/2048
$ 42,313,030
35,000,000 4.000
07/01/2058
31,981,058
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa3/BBB-)
9,675,000 4.000
07/01/2058
8,699,961
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(c)
01/01/2049
911,786
3,800,000 5.000
(c)
01/01/2055
2,466,763
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,095,541
1,935,000 5.000
07/01/2048
1,948,308
134,571,835
West Virginia - 0.7%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 A (NR/NR)
1,345,000 4.250
(c)
06/01/2042
1,090,638
2,350,000 4.500
(c)
06/01/2050
1,840,767
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
2,450,000 5.500
(c)
06/01/2032
2,155,247
2,725,000 6.000
(c)
06/01/2037
2,277,928
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
955,000 3.000
03/01/2035
855,899
2,685,000 3.000
03/01/2037
2,253,799
775,000 3.250
03/01/2041
606,461
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
2,580,000 4.125
(c)
06/01/2043
2,370,762
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,650,000 4.875
(c)
06/01/2043
1,628,730
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
900,000 5.750
(c)
06/01/2043
952,976
1,350,000 6.000
(c)
06/01/2053
1,446,836
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
15,000,000 0.000
(c)(g)
06/01/2053
3,417,573
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
9,300,000 5.000
(a)(b)
07/01/2045
9,334,834
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
4,850,000 4.125
(a)(b)
07/01/2045
4,816,391
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky Power
Company - Mitchell Project, Series 2014A (Baa3/BBB)
$ 4,085,000 4.700%
(a)(b)
04/01/2036
$ 4,098,057
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,711,095
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa2/BBB+)
6,120,000 5.000
01/01/2043
6,258,414
13,000,000 4.125
01/01/2047
10,967,181
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,818,850
1,600,000 5.000
09/01/2039
1,650,168
63,552,606
Wisconsin - 2.4%
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,320,086
1,600,000 5.000
07/01/2058
1,641,753
Public Finance Authority Charter School RB
1,025,000 6.500
(c)
06/15/2043
1,051,851
1,310,000 7.000
(c)
06/15/2053
1,364,531
1,395,000 7.000
(c)
06/15/2058
1,440,628
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
1,400,000 6.000
(c)
06/01/2062
1,379,240
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(c)
06/15/2051
1,027,804
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(c)
06/15/2052
1,558,932
2,700,000 5.750
(c)
06/15/2062
2,633,788
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
215,000 4.000
(c)
06/15/2029
206,036
385,000 5.000
(c)
06/15/2039
368,213
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BBB-)
600,000 5.500
06/15/2050
602,512
1,450,000 5.250
06/15/2052
1,405,114
1,400,000 5.375
06/15/2057
1,376,606
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
1,400,000 5.000
(c)
06/15/2052
1,234,221
1,850,000 5.000
(c)
06/15/2057
1,605,675
1,850,000 5.000
(c)
06/15/2062
1,583,106
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(c)
01/01/2057
3,149,334
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
5,900,000 4.300
11/01/2030
5,729,603

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
$ 550,000 6.625%
(c)
07/01/2053
$ 563,510
500,000 6.750
(c)
07/01/2058
514,476
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(c)
02/01/2046
917,619
Public Finance Authority Limited Obligation Grant RB
20,500,000 6.750
(c)
08/01/2031
14,965,000
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba2/NR)
475,000 6.250
(c)
07/15/2053
479,397
1,175,000 6.500
(c)
07/15/2063
1,192,455
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
915,923
1,185,000 4.000
07/01/2055
1,127,042
1,520,000 4.000
07/01/2059
1,433,585
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,230,000 5.000
(c)
12/01/2035
1,157,947
12,380,000 5.000
(c)
12/01/2055
10,019,713
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
2,928,080
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
1,300,000 5.000
(c)
06/15/2054
1,181,314
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
495,000 4.000
(c)
07/01/2030
462,613
700,000 5.000
(c)
07/01/2040
638,271
1,875,000 5.000
(c)
07/01/2055
1,558,423
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(c)
06/01/2036
282,246
900,000 5.000
(c)
06/01/2051
777,463
1,075,000 5.000
(c)
06/01/2061
900,198
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
3,100,000 5.250
(c)
03/01/2045
2,724,667
7,110,000 5.250
(c)
03/01/2055
6,002,819
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
15,750,000 4.500
(c)
06/01/2056
12,163,108
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
12,925,000 5.625
(c)
06/01/2050
11,550,493
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
14,840,000 6.500
(c)
06/01/2045
13,192,709
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,672,233
1,525,000 5.350
12/01/2045
1,549,149
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
4,470,000 6.000
(c)
07/01/2031
3,971,653
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
$ 1,425,000 4.000%
01/01/2045
$ 1,375,453
1,900,000 3.000
01/01/2050
1,393,543
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
1,950,000 5.000
(c)
06/01/2050
1,697,736
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(c)
09/01/2049
1,105,057
1,360,000 5.000
(c)
09/01/2054
1,010,327
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
9,950,000 4.500
(c)
07/01/2048
7,517,501
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
3,205,000 6.125
(c)
10/01/2049
2,827,366
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BB+)
1,020,000 5.000
(c)
10/01/2034
1,042,903
350,000 5.000
(c)
10/01/2039
348,840
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000 5.000
11/15/2049
771,142
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB)
800,000 4.000
(c)
04/01/2042
660,423
1,400,000 4.000
(c)
04/01/2052
1,045,587
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(d)
04/01/2042
111,641
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000 4.000
01/01/2052
9,087,461
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
3,134,273
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
14,160,000 7.125
(c)
06/01/2041
13,183,692
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,215,527
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
8,815,000 4.000
(c)
07/01/2061
6,804,949
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(c)
07/01/2061
1,562,972
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000 3.000
02/01/2042
1,035,895
435,000 4.000
02/01/2045
400,620
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
950,000 4.000
12/01/2051
650,455

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR) – (continued)
$ 950,000 4.000%
12/01/2056
$ 629,073
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
32,525,000 6.000
(c)
02/01/2062
33,435,124
221,568,699
Wyoming - 0.3%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
28,040,000 3.625
07/15/2039
25,826,808
a a
TOTAL MUNICIPAL BONDS
(Cost $9,252,627,359)
8,974,345,375
a
Bank Loans
(j)
- 0.4%
Engineering & Construction - 0.4%
Rialto Bioenergy Facility, LLC ( SOFR+ 0.1% )
37,995,000 5.330% 04/30/24 37,995,000
37,995,000
TOTAL BANK LOANS
(Cost $37,816,043)
37,995,000
a
U.S. Treasury Obligations - 0.5%
United States Treasury Bills
47,492,400 5.395%
(g)
03/28/24 46,903,399
(Cost $46,891,097)
a
Corporate Bonds - 0.9%
Healthcare-Services - 0.3%
Prime Healthcare Foundation, Inc. Series
16,525,000 7.000 12/01/27 16,573,817
Toledo Hospital RB Series 2022 B
4,988,000 5.325 11/15/28 4,570,255
Tower Health Series
12,854,000 4.451 02/01/50 6,073,515
27,217,587
Real Estate - 0.6%
Benloch Ranch Improvement Association No. 1 Series 2020
5,959,805 9.750
(k)
12/01/39 5,818,200
Benloch Ranch Improvement Association No. 1 Series 2021
3,674,355 9.750
(c)(k)
12/01/39 3,587,053
Benloch Ranch Improvement Association No. 2
29,700,000 10.000
(c)(k)
12/01/51 27,190,053
Brixton Park Improvement Association No. 1 Series
27,165,373 6.875
(c)(k)
12/01/51 23,238,890
59,834,196
TOTAL CORPORATE BONDS
(Cost $95,147,248)
87,051,783
TOTAL INVESTMENTS - 97.1%
(Cost $9,432,481,747)
$ 9,146,295,557
OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.9%
271,303,608
NET ASSETS - 100.0%
$ 9,417,599,165
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2023. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2023.
(c) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.
(g) Zero coupon bond until next reset date.
(h) When-issued security.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement
or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September
30, 2023. Bank Loans typically have rates of interest which
are predetermined either daily, monthly, quarterly or semi-
annually by reference to a base lending rate, plus a premium.
These base lending rates are primarily the Secured Overnight
Financing Rate (“SOFR”), and secondarily the prime rate
offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
**End swaps header**
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
GO - General Obligation
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.0%
Alabama - 0.9%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
$ 1,000,000 4.000%
(a)(b)
12/01/2049
$ 1,002,402
County of Jefferson AL Sewer Revenue (NR/BBB)
125,000 7.900
10/01/2050
131,251
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
100,000 5.750
10/01/2049
101,601
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013
D (NR/BBB)
30,000 6.500
10/01/2053
31,511
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
94,023
100,000 4.250
11/01/2032
89,466
1,450,254
Arizona - 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
525,000 4.970
(c)
01/01/2037
482,976
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
485,000 6.500
(d)
11/01/2053
471,882
Arizona Industrial Development Authority Hospital RB Phoenix
Children'S Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
292,929
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
21,654
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CCC-)
180,000 4.500
01/01/2049
103,132
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
25,000 4.000
(d)
12/15/2051
18,810
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
265,000 4.000
(d)
07/15/2041
218,732
County of Maricopa IDA Education RB Series 2021A (NR/BB+)
75,000 4.000
(d)
07/01/2041
64,201
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BB+)
50,000 2.100
(a)(d)
07/01/2026
47,415
150,000 2.625
(a)(d)
07/01/2031
131,375
150,000 3.500
(a)(d)
07/01/2044
114,273
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
99,000 4.750
07/01/2043
88,810
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.000
05/15/2041
90,397
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
42,737
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
$ 100,000 4.000%
(d)
07/01/2051
$ 75,187
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
25,708
2,290,218
Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
46,060
25,000 3.500
07/01/2046
19,037
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
79,936
145,033
California - 8.6%
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000 4.170
(b)(c)
04/01/2056
487,758
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000 4.280
(b)(c)
04/01/2056
340,143
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000 5.000
(a)(b)
02/01/2054
620,741
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
123,258
California County Tobacco Securitization Agency RB Refunding
for Gold Country Settlement Funding Corp. Series 2020 B-1
(NR/BBB+)
10,000 4.000
06/01/2049
9,979
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
50,000 4.000
06/01/2049
47,917
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
15,000 5.000
06/01/2049
15,477
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
50,616
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
50,480
California Health Facilities Financing Authority RB for Lucile
Salter Packard Childrens Hospital at Stanford 2016 Series B
(A1/A+)
760,000 5.000
08/15/2055
777,449
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
410,000 5.000
10/01/2044
412,986

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children'S Hospital At Stanford 2022
Series A Forward Delivery (A1/A+)
$ 135,000 4.000%
05/15/2051
$ 133,805
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
91,296
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000 5.000
07/01/2047
152,063
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
1,000,000 5.000
12/31/2043
1,026,284
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
150,000 4.000
07/15/2029
147,441
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
300,000 5.000
(d)
07/01/2037
300,215
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
275,000 5.000
(d)
07/01/2034
296,998
250,000 5.000
(d)
07/01/2035
267,955
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
250,000 5.000
(d)
11/21/2045
250,022
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
250,000 6.250
(d)
04/01/2052
250,866
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
256,928
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
365,000 3.000
(d)
07/01/2030
329,471
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
260,000 4.000
(d)
06/01/2031
247,772
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
250,090
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000 4.500
11/01/2033
163,405
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
250,000 5.250
(d)
12/01/2056
250,748
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
275,000 5.500
12/01/2054
274,402
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
$ 50,000 5.125%
09/01/2042
$ 52,202
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
100,000 5.000
05/15/2040
101,132
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
190,000 1.750
09/01/2029
167,978
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
49,890
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
244,410
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
20,186
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000 3.000
09/01/2031
94,306
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
23,607
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
400,000 5.000
05/01/2048
422,645
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
490,000 5.000
05/01/2049
507,166
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
98,451
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
103,623
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
750,000 4.000
01/15/2046
739,938
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
625,000 3.850
06/01/2050
578,117
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
250,000 0.000
(e)
06/01/2036
111,344
Los Angeles Department of Airports Subordinated RB Series 2018
A (Aa3/AA-)
500,000 5.250
05/15/2048
522,239
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa2/AA)
(3M USD LIBOR + 0.63%)
525,000 4.408
(c)
09/01/2037
490,681
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
116,860

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
$ 25,000 2.500%
09/01/2037
$ 20,295
275,000 4.000
09/01/2050
247,975
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
1,180,000 4.328
(c)
06/01/2034
1,101,654
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
150,000 4.000
07/01/2039
150,312
San Francisco City & County Airport Commission RB
Refunding for San Francisco Airport Second Series 2023 C
(AMT) (A1/NR)
500,000 5.750
05/01/2048
566,070
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (Ba2/NR)
100,000 4.000
08/01/2032
93,052
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
50,000 2.500
09/02/2046
33,548
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
54,647
14,338,893
Colorado - 4.2%
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
113,746
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
93,370
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
604,400
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
79,701
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
677,148
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
434,684
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
275,000 4.000
10/01/2038
276,878
300,000 4.000
10/01/2039
300,621
300,000 4.000
10/01/2040
298,149
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
200,000 4.000
09/01/2050
191,557
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
78,186
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
100,000 4.000
11/15/2043
99,264
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (Baa1/A-)
$ 885,000 4.000%
08/01/2049
$ 848,828
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
650,000 5.000
10/01/2032
649,950
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
175,000 4.000
(d)
12/01/2035
170,996
185,000 4.000
(d)
12/01/2036
178,094
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
150,000 5.000
(d)
12/01/2032
152,883
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
500,000 4.000
12/01/2041
396,262
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
803,324
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
575,000 3.375
12/01/2030
542,092
6,990,133
Connecticut - 0.3%
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
100,000 11.000
(d)
12/01/2027
108,948
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
188,396
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
55,000 5.375
07/01/2052
50,194
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
86,541
434,079
Delaware - 0.0%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
42,458
50,000 4.000
06/01/2042
39,945
82,403
District of Columbia - 1.1%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
118,673
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,450,000 5.000
10/01/2043
1,512,048
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
98,212
100,000 4.000
10/01/2053
96,127
1,825,060

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida - 18.9%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 200,000 5.000%
06/15/2032
$ 202,359
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
396,314
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
250,000 4.000
10/01/2046
199,166
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
65,000 5.125
06/15/2043
64,800
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
43,571
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
15,000 2.500
(d)
05/01/2026
14,420
50,000 3.200
(d)
05/01/2041
39,597
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
95,000 2.375
05/01/2026
91,086
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
19,757
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
50,000 4.500
05/01/2030
50,229
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
583,493
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
183,002
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
30,000 6.000
11/01/2027
31,763
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.625
12/15/2040
87,002
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
500,000 3.125
05/01/2031
452,505
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
205,000 4.800
06/15/2027
206,224
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000 6.250
12/15/2043
62,431
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000 3.250
06/15/2042
75,857
Broward County Port Facilities RB Series 2019B (A1/A)
300,000 4.000
09/01/2049
291,239
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
$ 45,000 4.750%
05/01/2027
$ 44,997
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
165,000 4.000
05/01/2027
163,188
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
625,000 5.250
(d)
12/01/2058
582,560
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
73,227
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
100,000 4.000
(d)
12/01/2028
96,110
300,000 5.250
(d)
12/01/2043
289,220
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
213,301
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 3.350
05/01/2041
78,355
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
85,000 3.375
(d)
05/01/2041
67,401
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
79,074
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
105,000 2.400
05/01/2026
100,194
City of Jacksonville RB Refunding for Genesis Health, Inc.
Obligated Group Series 2020 (NR/A-)
145,000 4.000
11/01/2039
141,796
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
104,154
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
265,649
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
101,410
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000 5.750
05/01/2043
102,980
Copper Oaks Community Development District Special
Assesstment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
155,940
175,000 3.000
05/01/2035
144,671
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
197,870
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
50,000 3.875
05/01/2027
49,239
50,000 4.250
05/01/2032
48,907
270,000 4.625
05/01/2042
252,526

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 340,000 4.250%
05/01/2042
$ 309,609
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
98,844
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
165,000 4.250
05/01/2027
164,349
255,000 4.750
05/01/2032
255,866
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
145,000 2.700
(d)
05/01/2025
141,901
310,000 3.125
(d)
05/01/2030
294,740
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
50,063
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2025
48,868
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
99,512
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
275,000 3.750
05/01/2040
236,350
DW Bayview Community Development District Sepcial
Assessment Bonds for Manatee County Series 2022 (NR/NR)
140,000 4.300
05/01/2027
139,774
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
41,317
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
210,000 4.875
05/01/2032
212,531
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
40,000 3.300
05/01/2041
31,194
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
71,107
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 4.000
05/01/2040
92,832
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
107,472
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
125,000 3.375
05/01/2032
112,885
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
760,000 4.000
08/15/2045
698,042
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000 3.500
05/01/2041
545,636
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
$ 195,000 5.000%
05/01/2035
$ 197,800
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
100,000 5.000
(d)
07/01/2032
94,629
135,000 5.375
(d)
07/01/2042
122,018
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
95,199
Florida Development Finance Corp. RB for Brightline Passenger
Rail Expansion Project Series 2023C (NR/NR)
500,000 8.000
(a)(b)(d)
07/01/2057
510,383
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
100,000 4.000
(d)
06/01/2030
93,317
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
87,526
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
100,000 4.000
06/01/2030
93,369
Florida Development Finance Corp. RB Refunding for Brightline
Trains Florida LLC Series 2019 B (NR/NR)
700,000 7.375
(d)
01/01/2049
704,106
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
100,000 4.000
(d)
06/30/2041
79,910
Florida Development Finance Corp. Surface Transportation Facility
RB for Brightline Florida Passenger Rail Project Series
2019A-2 (NR/NR)
100,000 6.250
(a)(b)(d)(f)
01/01/2049
99,989
Florida Development Finance Corp. Surface Transportation Facility
RB for Virgin Trains USA Passenger Rail Project Series
2019A (NR/NR)
400,000 6.500
(a)(b)(d)
01/01/2049
391,561
Florida Development Finance Corp. Surface Transportation Facility
RB Series 2019A (NR/NR)
100,000 6.375
(a)(b)(d)
01/01/2049
96,955
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
150,000 5.000
03/01/2047
150,818
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
40,000 4.750
(d)
05/01/2027
40,184
90,000 5.000
(d)
05/01/2032
91,132
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
146,577
75,000 3.350
05/01/2041
58,839
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000 4.000
05/01/2030
96,882
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
48,050

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
$ 60,000 3.500%
11/01/2041
$ 47,580
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
584,025
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
105,767
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
30,000 4.200
05/01/2027
29,673
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
79,945
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
301,072
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
125,000 3.450
05/01/2041
100,456
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
485,000 4.375
05/01/2030
483,906
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
40,000 2.875
05/01/2025
39,131
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
25,000 3.500
(d)
05/01/2031
23,234
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
135,000 2.375
05/01/2026
128,834
Hillsborough County Aviation Authority Revenue Refunding Bonds
Series 2015-A (NR/AA-)
350,000 5.000
10/01/2040
350,739
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
99,596
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
102,896
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
100,000 3.125
05/01/2041
75,725
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
86,009
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
100,000 2.700
05/01/2031
90,330
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
42,909
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
$ 175,000 5.500%
05/01/2042
$ 172,996
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
85,000 3.400
05/01/2030
79,569
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
91,827
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000 3.250
05/01/2029
117,918
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
135,000 2.300
05/01/2026
128,559
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
100,000 4.750
(d)
11/01/2048
90,832
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
75,000 4.000
05/01/2038
67,063
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
85,000 4.750
05/01/2032
84,899
45,000 5.000
05/01/2042
44,150
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
110,000 3.125
05/01/2025
108,210
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
75,000 3.250
05/01/2031
67,979
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
50,000 3.450
05/01/2041
39,925
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
66,674
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
160,000 3.250
05/01/2041
122,954
Miami Dade County Avaiation Revenue Refunding Bonds Series
2017B (AMT) (NR/A)
175,000 5.000
10/01/2040
180,418
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
98,077
100,000 5.250
(d)
07/01/2042
97,121
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
240,000 5.000
05/01/2037
238,829
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
79,694
100,000 4.000
05/01/2051
78,406

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
$ 200,000 3.375%
11/01/2041
$ 157,462
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
160,000 4.750
(d)
05/01/2027
159,990
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
82,709
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
115,000 2.375
11/01/2026
108,362
330,000 2.875
11/01/2031
288,543
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
50,000 5.250
06/15/2043
50,705
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000 7.500
05/15/2053
51,174
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
154,934
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
15,000 3.250
(d)
05/01/2024
14,949
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
30,055
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
129,557
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000 2.625
05/01/2034
187,072
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
105,578
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000 3.500
11/01/2030
96,352
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
675,000 3.600
05/01/2032
619,938
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
25,000 2.200
12/15/2026
23,699
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
100,000 3.000
05/01/2036
84,984
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
72,333
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
205,000 3.125
05/01/2027
196,945
365,000 3.400
05/01/2032
330,264
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
120,000 2.450
11/01/2026
113,863
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 75,000 5.000%
05/01/2043
$ 73,989
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
50,457
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
82,241
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
85,000 3.300
11/01/2041
69,127
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
250,000 4.000
07/01/2048
247,777
Sawgrass Village Community Development District Manatee
County, Assessment Area Two Florida Special Assessment
Bonds Series 2023 (NR/NR)
100,000 6.125
11/01/2043
103,201
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
50,000 3.750
05/01/2040
44,663
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
43,306
65,000 4.500
05/01/2042
59,175
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
100,000 5.250
(d)
06/15/2043
100,440
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
224,741
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
100,627
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
90,000 5.500
05/01/2043
90,777
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
50,000 4.625
05/01/2030
50,195
70,000 5.500
05/01/2043
70,963
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
42,657
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
87,488
100,000 3.250
06/15/2042
77,191
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
235,000 4.000
05/01/2052
186,231
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
159,451

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
$ 100,000 5.500%
05/01/2043
$ 100,717
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
70,000 5.250
05/01/2043
70,097
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
20,173
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
520,000 5.375
06/15/2042
523,815
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
100,000 4.000
12/15/2036
86,232
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
125,587
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
445,000 3.000
05/01/2031
396,534
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
325,000 5.125
12/15/2030
330,341
Stonewater Community Development District Special Assestment
RB Series 2021 (NR/NR)
130,000 3.000
(d)
11/01/2032
113,487
50,000 3.300
(d)
11/01/2041
39,044
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
50,000 4.500
06/15/2039
49,043
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
244,967
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
88,352
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000 2.875
(d)
06/15/2031
22,947
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
59,685
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
67,101
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
42,855
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
39,662
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
$ 50,000 3.300%
12/15/2041
$ 38,840
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
30,000 2.500
05/01/2026
28,805
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
75,000 3.625
(d)
05/01/2040
64,716
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
200,000 5.375
(d)
11/01/2030
203,834
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
472,762
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
100,000 3.250
(d)
05/01/2030
96,057
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
230,000 2.375
(d)
11/01/2026
217,049
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
20,000 2.500
11/01/2026
18,939
50,000 3.000
11/01/2031
44,368
40,000 3.500
11/01/2041
32,164
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
100,000 3.375
11/01/2030
92,301
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
75,000 4.000
05/01/2042
63,928
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
200,000 5.750
05/01/2043
202,429
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
98,186
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
85,000 3.375
05/01/2045
75,869
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
75,188
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
75,000 5.250
05/01/2043
75,544
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
206,319
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
20,000 3.600
(d)
05/01/2041
16,334

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
$ 90,000 5.250%
06/15/2043
$ 90,330
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
100,000 4.125
05/01/2034
95,404
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
270,000 5.875
11/01/2029
276,157
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
100,000 3.750
05/01/2037
87,828
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2030
45,376
50,000 3.000
(d)
05/01/2035
42,956
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
50,000 2.550
05/01/2031
44,374
100,000 2.850
05/01/2036
82,751
100,000 3.000
05/01/2041
76,411
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
98,187
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
45,000 3.450
05/01/2042
35,044
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000 4.000
05/01/2042
569,605
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
89,249
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
58,007
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
109,079
100,000 4.000
(d)
05/01/2051
79,502
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
75,000 2.400
05/01/2026
71,583
25,000 3.000
05/01/2031
22,335
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
100,000 4.625
05/01/2030
100,386
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
50,000 4.750
05/01/2039
47,085
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
48,027
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
100,000 3.500
05/01/2041
80,045
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
$ 100,000 3.250%
05/01/2041
$ 78,177
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
200,000 4.625
05/01/2030
200,481
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
145,000 4.500
05/01/2030
145,797
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
150,000 4.250
(d)
06/15/2039
134,991
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
138,232
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
265,000 4.500
05/01/2030
265,425
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
35,000 2.400
05/01/2026
33,406
150,000 2.950
05/01/2031
133,252
75,000 3.350
05/01/2041
58,911
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
5,000 4.000
05/01/2042
4,270
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
83,962
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
19,683
31,442,391
Georgia - 1.7%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
120,000 5.750
04/01/2053
136,981
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
750,000 4.000
04/01/2050
726,031
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
130,000 5.000
(d)
01/01/2054
113,237
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
31,153
Main Street Natural Gas Gas Supply RB Series 2021A (Aa1/NR)
975,000 4.000
(a)(b)
07/01/2052
980,721
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
500,000 4.000
(a)(b)
05/01/2052
503,414

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc., Gas Supply RB, Series 2023E-1
(Aa1/NR)
$ 365,000 5.000%
(a)(b)
12/01/2053
$ 392,816
2,884,353
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2029
104,202
100,000 5.250
10/01/2030
104,242
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
50,000 4.460
10/01/2043
38,511
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba2/B+)
20,000 3.625
02/01/2025
19,852
60,000 4.250
02/01/2030
60,271
Guam Government RB Refunding Series 2021 E (Ba1/NR)
210,000 3.250
11/15/2026
202,365
Guam Government RB Refunding Series 2021 F (Ba1/NR)
450,000 4.000
01/01/2042
430,793
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
65,000 5.000
01/01/2046
65,984
1,026,220
Hawaii - 0.2%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
100,000 3.200
07/01/2039
66,891
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
100,000 3.500
10/01/2049
64,209
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
200,000 3.100
05/01/2026
150,708
281,808
Idaho - 0.2%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
275,000 5.000
09/01/2051
297,968
a a
Illinois - 7.3%
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
102,204
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
175,000 5.000
12/01/2047
174,023
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000 5.000
12/01/2034
101,904
250,000 5.000
12/01/2044
248,359
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
85,000 0.000
(e)
12/01/2025
78,879
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba2/BB+)
$ 500,000 6.038%
12/01/2029
$ 493,848
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000 7.000
12/01/2044
104,114
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000 6.500
12/01/2046
104,645
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
500,000 5.000
12/01/2025
509,094
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
156,534
City of Chicago Board of Education UT GO Bonds Series 2012A
(Ba2/BB+)
710,000 5.000
12/01/2042
700,934
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
210,000 5.000
12/01/2036
218,776
250,000 5.000
12/01/2038
256,819
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
433,659
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (NR/BB+)
100,000 5.000
12/01/2024
100,716
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
100,000 5.125
12/01/2032
100,197
City of Chicago GO Bonds Project & Refunding Series 2014A
(Baa3/BBB+)
500,000 5.000
01/01/2036
500,000
City of Chicago GO Bonds Series 2021B (NR/BBB+)
826,000 4.000
01/01/2049
721,880
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
200,000 5.500
01/01/2043
212,506
City of Chicago Midway Airport RB Refunding for Senior Lein
Airport Series 2023C (AMT) (NR/A)
300,000 5.000
(f)
01/01/2037
333,089
250,000 5.000
(f)
01/01/2038
275,611
175,000 5.000
(f)
01/01/2039
192,359
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
151,658
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
102,030
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
100,000 5.000
11/01/2033
98,544
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
125,000 5.500
(d)
08/01/2043
127,795
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
165,244

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
$ 250,000 4.000%
07/15/2047
$ 242,097
Illinois Finance Authority RB for Plymouth Place Series 2022B-3
(NR/NR)
250,000 4.750
11/15/2027
249,201
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
100,000 6.125
(d)
04/01/2049
94,071
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
305,000 5.000
10/01/2033
330,733
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
21,454
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,018,943
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
205,949
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000 5.000
11/01/2028
644,079
Illinois State GO Bonds Series 2020 (A3/A-)
50,000 5.500
05/01/2039
55,358
150,000 5.750
05/01/2045
165,081
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000 5.000
10/01/2031
405,354
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
200,000 0.000
(e)
06/15/2033
145,894
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
185,000 0.000
(e)
12/15/2054
42,179
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
800,000 0.000
(e)
12/15/2034
552,679
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
28,223
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000 4.000
06/01/2033
1,014,841
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000 3.250
11/01/2026
29,906
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
150,000 5.625
(d)
03/01/2043
147,144
12,158,607
Indiana - 0.5%
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
100,000 5.125
06/01/2058
100,892
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
400,000 4.125
12/01/2026
394,758
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
35,000 2.100
(a)(b)
11/01/2049
33,493
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
$ 50,000 2.520%
11/15/2026
$ 46,229
50,000 2.920
11/15/2027
45,806
50,000 3.210
11/15/2028
45,252
50,000 3.260
11/15/2029
44,246
50,000 3.300
11/15/2030
43,301
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
85,000 4.000
09/01/2033
86,311
840,288
Iowa - 0.8%
City of Coralville GO Annual Appopriation Refunding Bonds
Series 2022C (NR/NR)
575,000 5.000
05/01/2042
572,617
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
300,000 4.000
(a)(b)
12/01/2050
303,811
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
200,000 5.000
05/15/2048
152,577
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
310,000 5.000
10/01/2034
335,401
1,364,406
Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
50,000 4.000
06/01/2036
45,372
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
207,729
253,101
Kentucky - 0.8%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
190,238
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
121,351
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
126,142
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
72,832
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
500,000 2.000
10/01/2033
427,992
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
215,000 5.000
10/01/2041
234,320
150,000 5.000
10/01/2042
162,780
1,335,655

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 1.1%
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
$ 225,000 4.450%
06/01/2027
$ 225,333
250,000 5.000
06/01/2032
253,185
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
610,865
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
102,530
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB)
250,000 3.500
11/01/2032
237,015
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
96,777
Louisiana Public Facilities Authority RB for Lincoln Prepatory
School Project Series 2022A (NR/NR)
100,000 6.125
(d)
06/01/2037
100,141
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
79,215
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
79,215
1,784,276
Maine - 0.5%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
200,000 4.000
07/01/2050
192,814
Maine Health and Higher Education
Facilities Authority RB Series 2021A
(AGM State Intercept State Reserve Bond Guarantee) (A1/AA)
375,000 4.000
07/01/2037
388,887
325,000 4.000
07/01/2041
329,457
911,158
Maryland - 1.0%
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
75,000 5.000
01/01/2037
75,501
100,000 5.125
01/01/2042
99,130
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
85,000 4.000
07/01/2040
79,056
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Baa3/NR)
195,000 3.997
04/01/2034
156,542
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
271,337
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
96,088
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
$ 100,000 5.875%
(d)
07/01/2043
$ 100,668
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000 0.000
(e)
05/01/2051
203,863
700,000 0.000
(e)
05/01/2052
193,255
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B)
150,000 5.000
09/01/2032
152,767
100,000 5.000
09/01/2035
101,345
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
100,422
1,629,974
Michigan - 2.3%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
1,665,000 4.000
(a)
04/01/2044
1,232,798
City of Detroit GO Bonds Series 2020 (Ba1/BB+)
205,000 5.500
04/01/2045
217,309
City of Detroit GO Bonds Series 2021 A (Ba1/BB+)
45,000 5.000
04/01/2030
48,685
105,000 5.000
04/01/2034
113,724
City of Detroit GO Bonds Series 2021 B (Ba1/BB+)
50,000 2.711
04/01/2026
45,986
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Ba1/BB+)
50,000 5.000
04/01/2035
53,933
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(Ba1/BB+)
300,000 5.250
05/01/2027
315,167
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000 4.000
(a)
04/01/2044
296,168
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
415,000 4.390
(c)
07/01/2032
394,512
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
100,000 4.000
02/01/2042
85,472
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
237,156
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
325,000 3.267
06/01/2039
298,733
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,505,000 0.000
(e)
06/01/2065
376,611

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
$ 1,150,000 0.000%
(e)
06/01/2058
$ 48,359
3,764,613
Minnesota - 1.1%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
75,000 4.000
07/01/2031
69,165
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/BB+)
380,000 4.000
06/15/2037
364,521
390,000 4.000
06/15/2038
366,254
250,000 4.000
06/15/2039
231,766
Duluth Economic Development Authority Health Care Facilities
RB St. Luke'S Hospital of Duluth Obligated Group Series
2022A (NR/BB+)
425,000 4.000
06/15/2035
420,102
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
25,000 4.000
03/01/2032
24,437
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
330,000 4.000
12/01/2026
334,773
1,811,018
Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB)
200,000 2.375
06/01/2044
124,594
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
100,000 5.000
(d)
10/01/2033
105,236
200,000 4.000
(d)
10/01/2041
173,985
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB)
75,000 1.600
(a)(b)
08/01/2027
72,167
475,982
Missouri - 0.6%
Cape Girardeau County IDA Health Facilities RB for
SoutheastHEALTH Obligated Group Series 2021 (A1/A+)
50,000 4.000
03/01/2041
50,192
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
100,000 5.000
05/15/2041
100,367
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
95,000 3.500
11/01/2040
87,373
100,000 4.250
11/01/2050
84,758
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
25,000 4.000
08/01/2036
21,463
25,000 4.000
08/01/2041
19,614
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-)
250,000 3.500
(a)(b)
05/01/2038
248,347
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
$ 275,000 4.000%
02/15/2038
$ 278,396
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
100,000 5.000
(d)
10/01/2033
100,162
990,672
Nevada - 0.1%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
32,800
Henderson Local Improvement District No. T-18 Limited
Obligation Series 2016 (NR/NR)
100,000 4.000
09/01/2035
92,660
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000 5.000
07/01/2040
102,688
228,148
New Hampshire - 0.4%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
500,000 3.000
08/15/2046
415,322
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
225,000 4.000
01/01/2041
185,644
600,966
New Jersey - 3.0%
Atlantic County Improvement GO Lease RB for Stockton
University Altantic City Campus Project Series 2021A
(AGM) (A1/AA)
140,000 4.000
07/01/2053
133,806
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
875,000 5.250
09/15/2029
876,611
New Jersey Health Care Facilities Financing Authority RB for St..
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
328,813
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000 0.000
(e)
12/15/2034
689,732
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
2,450,000 0.000
(e)
12/15/2038
1,391,395
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
70,000 5.000
12/15/2032
77,170
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
75,000 3.000
06/15/2050
60,075
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
400,000 3.500
06/15/2046
358,972
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
613,007

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
$ 100,000 4.500%
01/01/2048
$ 103,518
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
102,922
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
100,000 5.000
01/01/2048
102,107
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
200,000 6.750
(d)
12/01/2041
129,484
4,967,612
New Mexico - 0.6%
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
200,000 1.800
04/01/2029
178,924
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB)
380,000 3.900
(a)(b)
06/01/2040
384,941
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Recepits Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
431,245
995,110
New York - 6.2%
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
100,000 5.000
07/15/2042
100,389
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
97,450
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
100,000 5.000
(d)
12/01/2041
90,432
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
80,785
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
100,000 4.000
(d)
06/15/2027
94,310
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
99,755
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
102,654
150,000 6.500
(d)
07/01/2042
150,484
100,000 6.500
(d)
07/01/2052
99,294
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
97,937
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
100,000 4.750
06/15/2053
99,929
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-)
$ 100,000 4.250%
(a)(b)
04/01/2042
$ 100,861
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
290,359
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
800,000 0.000
(d)(e)
06/01/2060
51,989
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
264,590
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
225,000 4.750
11/15/2045
231,710
125,000 5.000
11/15/2050
131,312
75,000 5.250
11/15/2055
79,482
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
175,000 5.250
11/15/2031
184,254
Metropolitan Transportation Authority RB Refunding Series 2017
D (A3/A-)
250,000 5.000
11/15/2032
270,503
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
100,000 5.000
11/15/2045
106,339
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
139,233
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
175,566
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2019 Series B-4
(Aa1/AAA/A-1)
130,000 4.100
(a)(b)
08/01/2042
130,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000 0.000
(e)
06/01/2060
243,151
New York Housing Development Corp. Multi-Family Mortgage RB
for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000 3.500
02/15/2048
99,054
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,149
100,000 5.375
(d)
11/15/2040
100,123
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
276,864
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
740,000 5.000
(d)
11/15/2044
733,332
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
195,616
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (Caa1/B-)
200,000 5.000
07/01/2035
170,889

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
$ 250,000 4.000%
09/01/2037
$ 250,082
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 2.750
(a)(b)
09/01/2050
241,077
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
150,000 1.100
(a)(b)
11/01/2061
136,897
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
75,000 4.000
12/01/2040
76,232
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
400,000 5.000
01/01/2027
409,251
190,000 5.000
01/01/2033
193,876
100,000 4.000
01/01/2036
95,632
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
795,000 4.375
10/01/2045
755,835
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
21,539
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
100,000 5.000
07/01/2034
100,343
100,000 5.000
07/01/2046
99,827
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
100,000 5.000
06/30/2049
104,463
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
125,000 6.000
06/30/2054
138,029
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BB+)
250,000 6.000
04/01/2035
278,499
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
230,000 5.250
08/01/2031
239,321
15,000 5.375
08/01/2036
15,448
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
315,000 5.000
08/01/2026
315,043
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
100,317
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
250,000 4.000
07/01/2035
247,259
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
$ 325,000 4.250%
05/01/2052
$ 325,008
385,000 5.000
05/01/2052
410,831
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
420,713
100,000 5.000
07/15/2056
104,434
10,293,751
North Carolina - 0.6%
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB)
75,000 1.375
(a)(b)
05/01/2034
71,931
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
109,465
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
215,745
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
202,755
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn At
Maryfield Series 2015 (NR/NR)
250,000 5.000
10/01/2035
241,154
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
50,000 4.000
09/01/2041
41,841
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
65,845
100,000 4.000
03/01/2051
70,962
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
50,000 4.000
09/01/2041
41,741
1,061,439
North Dakota - 0.2%
City of Horace, North Dakota Temporary Refunding Improvement
Bonds, Series 2023B (Baa3/NR)
300,000 5.125
07/01/2025
302,383
a a
Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
875,000 5.000
06/01/2055
822,286
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
1,000,000 0.000
(e)
06/01/2057
107,221
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
280,000 5.375
09/15/2027
279,995

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
$ 310,000 5.375%
05/15/2037
$ 293,700
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
200,000 5.000
07/01/2035
199,653
225,000 5.000
07/01/2036
221,714
County Of Franklin Healthcare Facilities Refunding RB Series
2022 (NR/NR)
200,000 4.000
07/01/2040
166,405
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
100,000 5.250
11/15/2040
92,604
County of Franklin RB Series OH 2019A (Aa3/AA-)
500,000 4.000
12/01/2044
495,304
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
400,000 5.250
11/15/2048
368,472
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
533,520
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
200,000 5.250
02/15/2047
201,761
225,000 5.000
02/15/2052
223,794
100,000 5.000
02/15/2057
99,603
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
170,000 3.750
12/01/2038
141,610
Franklin County Finance Authority Lease RB for The Cornerstone
Academy Community School Series 2023 (NR/NR)
125,000 7.000
(d)
07/01/2053
125,257
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB)
250,000 4.250
(a)(b)
11/01/2039
254,881
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB)
750,000 4.250
(a)(b)
11/01/2040
756,250
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
94,275
100,000 5.000
12/01/2045
92,002
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000 5.000
01/15/2050
98,708
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
100,879
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
100,000 4.375
(a)(b)
06/15/2056
96,852
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
100,000 4.250
(d)
12/01/2050
85,543
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
200,000 5.000
12/01/2046
190,657
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series
2020 A (AMT) (NR/NR)
$ 100,000 6.500%
(d)
12/01/2030
$ 75,641
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
175,000 4.000
01/01/2038
158,191
6,376,778
Oklahoma - 0.3%
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
35,000 5.000
08/15/2038
34,356
50,000 5.500
08/15/2057
50,109
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
375,000 5.500
08/15/2052
376,558
461,023
Oregon - 0.1%
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
125,000 5.000
11/15/2051
94,035
a a
Pennsylvania - 2.2%
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
91,612
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000 5.125
05/01/2030
76,189
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
100,000 2.100
05/01/2024
98,619
Berks County Industrial Development Authority RB Refunding for
Tower Health Obligated Group Series 2017 (WR/CCC+)
100,000 4.000
11/01/2047
52,083
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BB-)
275,000 4.000
07/01/2051
207,511
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
100,000 4.000
03/01/2042
82,960
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
100,000 5.875
(d)
10/15/2040
85,809
200,000 6.250
(d)
10/15/2053
165,282
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
100,000 5.000
03/01/2040
86,019
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
198,632
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
227,429
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
144,323

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communitiies Obligated Group Series 2020C
(NR/NR)
$ 100,000 5.000%
11/15/2045
$ 101,796
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
55,000 4.000
07/01/2041
49,953
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
260,000 1.100
(a)(b)
06/01/2031
239,023
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
258,041
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
350,000 5.750
06/30/2048
383,850
100,000 5.250
06/30/2053
104,669
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
103,417
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
94,686
Philadelphia Authority for Industrial Developmnet Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
100,000 5.000
(d)
06/15/2033
101,275
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
420,000 5.000
01/01/2038
429,593
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
100,000 5.000
10/01/2049
89,119
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (WR/CCC+)
290,000 5.000
11/01/2040
151,895
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
29,241
3,653,026
Puerto Rico - 10.9%
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,428
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
750,000 5.000
(d)
07/01/2035
757,033
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
251,202
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
500,000 5.000
(d)
07/01/2047
491,182
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
250,000 5.000
(d)
07/01/2033
253,822
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
$ 600,000 4.000%
(d)
07/01/2042
$ 529,465
Puerto Rico Commonwealth GO Bonds (NR/NR)
652,160 0.000
(a)(g)(h)
11/01/2043
355,428
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
136,656 0.000
(a)(g)(h)
11/01/2051
55,858
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
95,413 0.000
(a)(g)(h)
11/01/2051
52,000
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
23,891 0.000
(e)
07/01/2024
23,422
163,993 5.375
07/01/2025
167,615
322,380 5.625
07/01/2029
349,644
755,281 5.750
07/01/2031
840,142
514,493 0.000
(e)
07/01/2033
320,744
322,248 4.000
07/01/2033
315,514
132,356 4.000
07/01/2035
127,968
223,596 4.000
07/01/2037
213,469
729,448 4.000
07/01/2041
669,003
435,624 4.000
07/01/2046
387,998
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
200,000 5.000 *
07/01/2042
52,000
250,000 5.050 *
07/01/2042
65,000
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
50,000 7.000 *
07/01/2033
13,000
150,000 7.000 *
07/01/2040
39,000
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
100,000 5.250 *
07/01/2031
26,000
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
250,000 5.250 *
07/01/2026
65,000
340,000 5.250 *
07/01/2027
88,400
415,000 5.000 *
07/01/2028
107,900
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
100,000 5.000 *
07/01/2032
26,000
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
675,000 5.250 *
07/01/2040
175,500
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
145,000 4.250 *
07/01/2020
37,700
50,000 5.250 *
07/01/2026
13,000
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
175,000 5.000 *
07/01/2037
45,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructued Bonds Series A-2 (NR/NR)
1,203,000 4.329
07/01/2040
1,194,235
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
8,000 0.000
(e)
07/01/2024
7,843
27,000 0.000
(e)
07/01/2027
23,501
91,000 0.000
(e)
07/01/2029
72,772
451,000 0.000
(e)
07/01/2031
330,075
599,000 0.000
(e)
07/01/2033
398,972

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax
Capital Appreciation Restructured RB Series 2018 A-1
(NR/NR) – (continued)
$ 1,776,000 0.000%
(e)
07/01/2046
$ 556,818
409,000 0.000
(e)
07/01/2051
95,507
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,722,000 4.329
07/01/2040
2,702,167
19,000 4.536
07/01/2053
18,166
2,929,000 4.784
07/01/2058
2,887,085
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
389,000 4.500
07/01/2034
389,868
270,000 4.750
07/01/2053
267,206
2,210,000 5.000
07/01/2058
2,217,711
18,168,863
Rhode Island - 0.2%
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
250,000 5.000
10/01/2042
270,258
a a
South Carolina - 0.8%
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
100,000 3.625
(d)
11/01/2031
86,179
100,000 3.750
(d)
11/01/2036
80,603
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
93,269
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
537,096
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
603,917
1,401,064
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
42,723
a a
Texas - 9.3%
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625
08/15/2052
89,879
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
265,671
157,000 4.500
(d)
09/15/2031
147,663
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
101,765
City of Anna Special Assessment RB for Woods At Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
101,645
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
$ 50,000 3.375%
(d)
09/01/2041
$ 40,388
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
45,034
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
95,816
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
440,000 4.375
09/01/2030
441,051
225,000 4.875
(d)
09/01/2030
225,992
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
88,953
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
100,000 5.375
(d)
09/01/2043
101,126
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
546,633
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
350,000 4.625
(d)
09/01/2027
347,193
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
300,000 5.375
(d)
09/01/2043
302,500
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
90,253
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
89,437
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
320,544
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
68,147
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
100,000 5.125
(d)
08/15/2043
100,025
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
100,000 3.625
(d)
09/15/2027
96,989
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
100,000 2.625
(d)
09/01/2026
93,832
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
200,000 5.000
07/15/2028
201,204
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
519,000 3.625
(d)
09/01/2041
435,886

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
$ 100,000 3.500%
(d)
09/01/2041
$ 82,825
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
85,734
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
87,792
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
181,395
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
188,000 4.875
(d)
09/01/2030
189,308
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
178,348
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
389,160
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.000
(d)
09/15/2027
400,664
City of Mclendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
50,000 2.500
09/15/2035
42,897
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
100,216
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
122,535
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
74,493
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
83,566
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
97,779
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
150,000 6.000
(d)
09/15/2042
151,502
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
51,321
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
$ 265,000 2.750%
(d)
09/01/2031
$ 227,870
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
100,888
100,000 5.500
(d)
09/15/2042
100,471
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
100,471
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
350,000 5.375
(d)
09/15/2027
352,195
410,000 5.625
(d)
09/15/2032
419,031
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
101,910
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.000
(d)
09/15/2051
98,040
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
46,700
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
98,413
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
19,614
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
72,588
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
102,167
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
103,932
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
99,198
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
83,805
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
38,123
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
318,966

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
$ 50,000 2.625%
(d)
09/15/2025
$ 48,589
50,000 3.375
(d)
09/15/2030
46,051
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
100,000 6.375
(d)
09/15/2053
103,457
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
89,948
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
291,000 4.625
(d)
09/01/2032
283,885
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
250,000 6.625
(d)
09/01/2052
263,601
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
128,000 2.625
(d)
09/15/2026
120,178
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
306,429
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
38,921
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/BBB-)
25,000 2.500
10/01/2031
21,631
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 B (NR/BB-)
100,000 3.500
(d)
10/01/2031
87,250
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
87,818
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
95,731
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
60,670
70,000 3.250
08/15/2041
53,227
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa3/BBB)
500,000 4.050
(a)(b)
11/01/2050
510,883
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
285,507
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
250,000 5.000
07/15/2027
251,284
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
320,000 2.250
09/01/2030
281,428
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/A-)
$ 135,000 4.250%
05/01/2030
$ 135,161
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
98,618
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
90,000 5.250
02/15/2030
90,742
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
75,000 4.000
(d)
08/15/2036
68,436
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
225,000 5.500
01/01/2057
160,954
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
150,000 3.000
(d)
09/15/2026
142,471
300,000 3.625
(d)
09/15/2031
270,513
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
100,000 1.875
(d)
01/01/2026
93,347
150,000 2.500
(d)
01/01/2030
126,323
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
102,838
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
500,000 4.100
(d)
01/01/2028
415,666
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
50,000 4.500
04/01/2030
49,782
75,000 5.000
04/01/2038
75,538
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
125,287
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
200,000 5.000
06/30/2058
202,102
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
490,000 2.625
(d)
09/01/2026
460,361
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
195,788
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
239,663
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
100,000 3.000
09/01/2034
90,040

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
$ 50,000 2.875%
12/01/2030
$ 43,699
15,465,360
Utah - 0.5%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
425,823
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
245,866
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
83,445
755,134
Vermont - 0.2%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
150,000 5.000
(a)(b)(d)
06/01/2052
150,381
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’S College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
179,505
329,886
Virginia - 0.6%
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
120,000 5.000
(a)(b)
05/01/2043
123,864
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
300,000 0.000
(e)
06/01/2047
81,033
Virginia Beach Development Authority Residential Care Facility
Tax Exempt Fixed Rate RB for Westminster-Canterbury On
Chesapeake Bay Series 2023A (NR/NR)
125,000 7.000
09/01/2053
133,862
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
205,137
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
250,000 3.100
12/01/2045
205,975
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
130,187
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
50,158
930,216
Washington - 0.3%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000 5.000
05/01/2042
219,840
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000 5.000
04/01/2039
238,674
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
$ 100,000 5.625%
(d)
07/01/2038
$ 110,737
569,251
West Virginia - 0.4%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
87,296
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
125,000 7.000
(d)
06/01/2043
134,378
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
100,000 4.125
(a)(b)
07/01/2045
99,307
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
159,369
150,000 5.500
09/01/2048
166,666
647,016
Wisconsin - 1.7%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
100,000 5.875
(d)
06/01/2052
98,299
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
25,000 6.375
(d)
07/01/2043
25,589
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
510,000 5.000
(d)
06/15/2041
453,762
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
360,000 5.000
(d)
06/15/2032
354,875
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
175,175
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
190,000 4.300
11/01/2030
184,513
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
42,594
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
83,739
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 4.000
(d)
03/01/2030
93,537
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
250,000 5.625
(d)
06/01/2050
223,414
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
290,000 6.500
(d)
06/01/2045
257,809

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
$ 100,000 6.000%
(d)
07/01/2031
$ 88,851
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
150,000 4.500
(d)
07/01/2048
113,329
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
25,000 6.125
(d)
10/01/2049
22,054
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
50,000 4.000
(d)
07/01/2041
43,737
150,000 4.000
(d)
07/01/2051
121,382
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
40,000 3.000
12/01/2031
33,699
75,000 4.000
12/01/2041
57,165
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000 4.050
(b)(c)
08/15/2054
172,105
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
200,000 5.000
02/01/2042
209,124
2,854,752
TOTAL MUNICIPAL BONDS
(Cost $168,376,433)
161,277,357
a
Corporate Bonds - 0.9%
Healthcare-Services - 0.1%
Toledo Hospital RB Series 2022 B
75,000 5.325% 11/15/28 68,719
Tower Health Series
50,000 4.451 02/01/50 23,625
92,344
Real Estate - 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020
48,991 9.750
(i)
12/01/39 47,827
Benloch Ranch Improvement Association No. 1 Series 2021
48,991 9.750
(d)(i)
12/01/39 47,827
Benloch Ranch Improvement Association No. 2
700,000 10.000
(d)(i)
12/01/51 640,843
Brixton Park Improvement Association No. 1 Series
782,571 6.875
(d)(i)
12/01/51 669,458
1,405,955
TOTAL CORPORATE BONDS
(Cost $1,640,830)
1,498,299
Principal
Amount
Interest
Rate
Maturity
Date Value
a
U.S. Treasury Obligations - 0.5%
United States Treasury Bills
845,700 5.395% 03/28/24 $ 835,195
(Cost $834,993)
TOTAL INVESTMENTS - 98.4%
(Cost $170,852,256)
$ 163,610,851
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.6%
2,621,662
NET ASSETS - 100.0%
$ 166,232,513
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2023. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2023.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) When-issued security.
(g) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(h) Zero coupon bond until next reset date.
(i) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
**End swaps header**
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
RB - Revenue Bond
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SONYMA - State of New York Mortgage Agency
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.4%
Alabama - 3.2%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
$ 24,725,000 4.000%
(a)(b)
12/01/2049
$ 24,784,392
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
15,000,000 4.000
(a)(b)
07/01/2052
15,082,557
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
425,000 5.000
08/01/2025
436,182
550,000 5.000
08/01/2027
586,423
485,000 5.000
08/01/2028
525,766
485,000 5.000
08/01/2029
533,118
425,000 5.000
08/01/2030
475,112
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
690,000 5.000
11/15/2024
699,323
675,000 5.000
11/15/2025
696,114
1,405,000 5.000
11/15/2026
1,477,648
1,480,000 5.000
11/15/2027
1,586,190
2,675,000 5.000
11/15/2028
2,912,344
1,335,000 5.000
11/15/2029
1,470,581
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2024
1,008,432
Houston County Healthcare Authority Hospital RB for Southeast
Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000 5.000
10/01/2030
2,052,693
Independent Development Board City of Prattville International
Paper Company Project Environmental Improvement Revenue
Refunding Bonds Series 2019B (Baa2/BBB)
225,000 2.000
(a)(b)
11/01/2033
221,113
Industrial Development Board City of Prattville International Paper
Company Project Recovery Zone Facility Revenue Refunding
Bonds Series 2019C (Baa2/BBB)
675,000 2.000
(a)(b)
11/01/2033
663,340
Industrial Development Board City of Selma Gulf Opportunity
Zone Revenue Refunding Bonds Series 2020A
(NON-AMT) (Baa2/BBB)
6,500,000 1.375
(a)(b)
05/01/2034
6,234,071
Industrial Development Board City of Selma International Paper
Company Project Gulf Opportunity Zone Revenue Refunding
Bonds Series 2019A (Baa2/BBB)
1,875,000 2.000
(a)(b)
11/01/2033
1,842,611
Industrial Development Board of the City of Mobile Alabama RB
for Alabama Power Co. Series 2007 A (A1/A-)
3,335,000 1.000
(a)(b)
06/01/2034
3,218,880
Jacksonville State University RB Refunding Series 2020 (A3/BBB)
275,000 4.000
12/01/2024
276,553
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013
D (NR/BBB)
10,220,000 6.500
10/01/2053
10,734,749
Southeast Alabama Gas Supply District Gas Supply RB Series
2018A (A1/NR)
27,465,000 4.000
(a)(b)
06/01/2049
27,478,268
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
8,590,000 5.000
(a)(b)
01/01/2054
9,168,340
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
$ 3,220,000 5.250%
(a)(b)
12/01/2053
$ 3,503,537
The Board of Trustees of The University of Alabama General RB,
The University of Alabama, Series 2014-B (Aa2/AA)
3,015,000 4.000
(c)
07/01/2024
3,030,669
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A-)
6,230,000 3.650
06/01/2028
6,240,407
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A-)
2,530,000 3.780
(a)(b)
06/01/2034
2,553,470
The Southeast Alabama Gas Supply District RB for Project No. 2
Series 2018 B (A1/NR)
(1M USD LIBOR + 0.85%)
25,105,000 4.506
(b)(d)
06/01/2049
25,064,922
Water Works Board of the City of Birmingham Water Revenue
Refunding Bonds Series 2015-A (Aa2/AA)
10,000,000 5.000
(c)
01/01/2025
10,209,619
164,767,424
Alaska - 0.3%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/A+)
1,755,000 5.000
12/01/2030
1,828,231
1,960,000 5.000
12/01/2032
2,037,926
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
800,000 5.000
06/30/2026
846,721
2,000,000 5.000
06/30/2027
2,163,487
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
5,084,194
State of Alaska International Airports System Private Activity
Revenue Refunding Bonds Series 2021C (AMT) (A1/NR)
1,975,000 5.000
10/01/2025
2,027,938
13,988,497
Arizona - 4.0%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,960,000 4.970
(d)
01/01/2037
76,319,442
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CCC-)
575,000 5.000
01/01/2024
575,000
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/CCC-)
560,000 5.000
01/01/2024
560,000
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
4,000,000 5.000
07/01/2025
4,136,848
2,370,000 5.000
07/01/2026
2,512,104
3,800,000 5.000
07/01/2027
4,126,785
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (A2/A)
10,100,000 5.000
(a)(b)
09/01/2042
10,503,034

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(A2/A)
$ 40,615,000 5.000%
(a)(b)
09/01/2052
$ 42,241,846
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB
Series 2019B (Aa3/A+)
1,215,000 5.000
07/01/2025
1,245,773
City of Phoenix Civic Improvement Corp. Junior Lien Water
System Revenue Refunding Bonds Series 2014B (Aa2/AAA)
11,000,000 5.000
07/01/2026
11,105,898
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A)
1,775,000 4.125
(a)(b)
09/01/2032
1,790,768
County of Pinal IDA Correctional Facility Contract Refunding
Bonds Series 2020A (NR/BBB)
3,900,000 2.000
10/01/2024
3,841,230
1,540,000 2.000
10/01/2025
1,488,778
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000 5.000
11/01/2028
10,832,302
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
135,000 4.000
07/01/2024
135,240
Maricopa County Pollution Control Corp. RB Refunding for Public
Service Co. of New Mexico Series 2010 A (Baa2/BBB)
3,750,000 0.875
(a)(b)
06/01/2043
3,407,946
Maricopa County Pollution Control Corp. RB Refunding for Public
Service Co. of New Mexico Series 2010 B (Baa2/BBB)
1,790,000 0.875
(a)(b)
06/01/2043
1,626,726
Maricopa County Pollution Control Revenue Refunding Bonds
2003 Series A (NON-AMT) (Baa2/BBB)
10,000,000 3.000
(a)(b)
01/01/2038
9,952,761
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,500,000 5.000
07/01/2025
1,550,871
1,905,000 5.000
07/01/2026
2,018,748
2,000,000 5.000
07/01/2027
2,170,593
Salt River Agricultural Improvement and Power District Project
Electric System RB 2015 Series A (Aa1/AA+)
6,625,000 5.000
12/01/2045
6,814,345
The Industrial Development Authority of The County of Maricopa
RB Banner Health, Series 2023A (NR/AA-)
3,410,000 5.000
(a)(b)
01/01/2053
3,555,660
202,512,698
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
400,000 5.000
08/01/2024
403,418
550,000 5.000
08/01/2026
573,454
976,872
California - 6.7%
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000 4.000
09/01/2025
503,198
370,000 4.000
09/01/2026
374,966
415,000 4.000
09/01/2027
420,683
410,000 4.000
09/01/2028
415,198
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Anaheim Community Facilities District No. 08-1 Special
Tax Refunding Bonds for Platinum Triangle Series 2016
(NR/NR) – (continued)
$ 345,000 4.000%
09/01/2029
$ 348,791
Bay Area Toll Authority RB Refunding for San Francisco Bay Area
Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000 4.320
(b)(d)
04/01/2056
6,908,597
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 5.120
(b)(d)
04/01/2036
15,058,782
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
233,849
235,000 4.000
09/01/2027
240,413
255,000 4.000
09/01/2029
260,286
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(a)(b)
02/01/2054
6,628,433
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(a)(b)
05/01/2053
13,201,948
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BB+)
535,000 5.000
05/01/2024
536,601
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aaa/NR)
1,043,000 5.000
(a)(b)
05/01/2054
1,091,925
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A (Aaa/NR)
12,900,000 3.650
(a)(b)(e)
01/01/2050
12,885,863
California Infrastructure & Economic Development Bank RB
Refunding for California Academy of Sciences Series 2018 B
(A2/NR)
(SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000 4.220
(b)(d)
08/01/2047
31,789,619
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000 1.200
(a)(b)
12/01/2050
17,772,118
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000 4.570
(b)(d)
12/01/2050
4,872,051
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
2,990,000 3.750
11/15/2028
2,999,969
California Municipal Finance Authority RB for Waste
Management, Inc. Series 2009 A (NR/A-/A-2)
1,800,000 1.300
(a)(b)(e)
02/01/2039
1,748,956
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
300,000 5.000
10/01/2026
313,330

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Lien RB for LAX
Integrated Express Solutions LLC Project Series 2018 A
(AMT) (NR/NR)
$ 1,000,000 5.000%
06/30/2026
$ 1,030,302
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,524,419
3,235,000 5.000
12/31/2028
3,435,234
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A)
1,150,000 3.700
(a)(b)
08/01/2040
1,169,416
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-1 (NR/A-/A-2)
10,000,000 3.375
07/01/2025
9,994,927
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,700,000 5.000
(e)
07/01/2026
2,791,363
4,665,000 5.000
(e)
07/01/2028
4,919,915
4,610,000 5.000
(e)
07/01/2029
4,900,787
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
5,010,000 5.000
(e)
11/21/2045
5,010,450
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB-)
400,000 4.000
10/15/2027
407,927
California Public Finance Authority RB Refunding for Henry Mayo
Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000 4.000
10/15/2025
392,028
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(a)(b)
11/01/2049
10,931,747
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
720,000 5.000
09/01/2030
739,934
California Statewide Community Development Authority Pollution
Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000 1.450
04/01/2028
7,616,131
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
215,000 3.000
09/01/2024
213,249
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
249,204
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
1,080,000 4.000
09/01/2025
1,084,657
1,285,000 5.000
09/01/2030
1,397,689
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
233,029
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
750,000 5.000
05/15/2026
783,691
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
$ 3,150,000 5.000%
05/15/2028
$ 3,405,896
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000 5.000
05/15/2029
1,037,189
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,404,193
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series D (Aa3/AA-)
7,425,000 5.000
05/15/2025
7,599,604
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
311,292
330,000 4.000
09/01/2030
335,565
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
100,000 5.000
09/01/2026
103,368
100,000 5.000
09/01/2027
103,550
95,000 5.000
09/01/2028
98,436
95,000 5.000
09/01/2029
98,456
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
260,000 5.000
(e)
09/01/2027
270,327
City of San José Multifamily Housing RB for Parkmoor Series
2023F-2 (Cash Collateralized) (HUD SECT 8) (Aaa/NR)
1,450,000 5.000
(a)(b)
06/01/2027
1,507,327
Coachella Valley Water District Drinking Water System Revenue
Notes Series 2022A (NR/AA+)
12,015,000 1.375
06/01/2025
11,657,714
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
25,405,000 5.000
(c)
06/01/2025
26,238,114
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
2,410,000 3.678
06/01/2038
2,273,305
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000 5.250
05/01/2048
7,259,823
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2025
663,003
645,000 5.000
09/01/2026
676,279
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 B (NR/NR)
475,000 5.000
09/01/2025
488,258
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
425,000 5.000
09/01/2026
444,945
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aaa/NR)
2,370,000 3.750
(a)(b)
12/01/2046
2,387,187
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa2/AA)
(3M USD LIBOR + 0.63%)
7,000,000 4.408
(d)
09/01/2037
6,542,417

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
$ 6,700,000 4.510%
(d)
07/01/2027
$ 6,614,589
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
266,575
Peralta Community College District GO Bonds 2022 Series B
(NR/AA-)
2,720,000 5.000
08/01/2024
2,755,285
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000 4.000
09/01/2025
402,301
305,000 4.000
09/01/2027
309,409
500,000 4.000
09/01/2028
507,357
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
205,000 4.000
09/01/2025
205,851
210,000 4.000
09/01/2026
212,073
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds,
Series 2019 (NR/NR)
100,000 5.000
09/01/2030
103,623
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
810,087
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.57%)
10,000,000 4.348
(d)
06/01/2039
8,647,836
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
14,390,000 4.328
(d)
06/01/2034
13,434,583
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (A1/A+)
4,000,000 5.000
05/01/2027
4,229,040
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (Ba2/NR)
855,000 4.000
08/01/2024
848,546
930,000 4.000
08/01/2025
915,286
1,020,000 3.000
08/01/2026
960,141
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
325,204
State of California GO Bonds (Aa2/AA-)
5,760,000 5.000
03/01/2026
5,918,667
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
1,600,000 5.000
04/01/2025
1,646,293
2,350,000 5.000
04/01/2026
2,475,307
2,350,000 5.000
04/01/2027
2,540,413
20,000,000 5.000
12/01/2028
22,500,984
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,253,961
1,435,000 5.000
10/01/2028
1,551,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
$ 1,260,000 5.000%
10/01/2027
$ 1,339,882
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
200,000 5.000
07/01/2024
201,132
225,000 5.000
07/01/2025
229,379
250,000 5.000
07/01/2026
259,699
340,802,426
Colorado - 3.1%
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,346,593
1,215,000 5.000
11/15/2027
1,330,058
1,380,000 5.000
11/15/2028
1,546,209
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
1,000,000 5.000
11/15/2025
1,031,831
3,750,000 5.250
11/15/2026
3,967,304
4,500,000 5.250
11/15/2027
4,861,927
6,500,000 5.500
11/15/2028
7,244,554
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
1,850,000 5.000
11/15/2025
1,902,788
9,980,000 5.000
11/15/2026
10,490,425
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(c)
11/19/2026
1,689,458
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (Baa1/A-)
405,000 5.000
08/01/2025
414,525
1,715,000 5.000
08/01/2026
1,788,565
4,325,000 5.000
08/01/2027
4,585,780
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (Baa1/A-)
2,575,000 5.000
08/01/2026
2,685,455
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (Baa1/A-)
7,520,000 5.000
(a)(b)
08/01/2049
7,776,295
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (Baa1/A-)
50,000 5.000
11/01/2024
50,573
125,000 5.000
11/01/2025
128,453
100,000 5.000
11/01/2026
104,696
125,000 5.000
11/01/2027
133,215
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
22,000,000 5.000
(a)(b)
05/15/2062
24,114,145
Colorado Health Facilities Authority RB for Sanford Series 2019A
(NR/A+)
500,000 5.000
11/01/2025
517,409
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(Baa1/A-)
1,000,000 5.000
08/01/2030
1,094,576
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (Baa1/A-)
8,015,000 5.000
(a)(b)
08/01/2049
8,148,453

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
$ 1,000,000 5.000%
12/31/2047
$ 1,002,397
1,000,000 5.000
12/31/2051
1,002,013
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(e)
12/01/2026
5,472,267
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000 5.000
12/01/2026
2,068,700
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000 5.000
12/01/2025
210,443
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/A+)
16,250,000 0.000
(f)
09/01/2027
14,568,715
E-470 Public Highway Authority RB Refunding Series 2021 B
(A1/A+)
(SOFR + 0.35%)
7,250,000 3.961
(b)(d)
09/01/2039
7,230,931
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,040,000 0.000
(f)
09/01/2028
3,518,800
Maiker Housing Partners Multifamily Housing RB for Overlook at
Thornton Series 2023 (Aaa/NR)
2,500,000 4.500
(a)(b)
05/01/2042
2,502,149
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000 5.000
07/15/2028
479,388
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
19,445,000 5.000
11/01/2046
20,125,410
Regional Transportation District Tax Exempt NON-AMT Private
Activity Bonds Series 2020A Taxable Private Activity Bonds
Series 2020B (Baa1/NR)
385,000 5.000
01/15/2024
385,111
350,000 3.000
01/15/2026
345,944
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
258,901
500,000 5.000
01/15/2027
521,325
South Sloan Lake Metropolitan District LT GO Refunding &
Improvement Bonds Series 2019 (AGM) (Baa1/AA)
150,000 5.000
12/01/2024
152,181
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
75,000 5.000
12/01/2025
77,525
190,000 5.000
12/01/2026
200,282
150,000 5.000
12/01/2027
160,957
235,000 5.000
12/01/2028
256,839
175,000 5.000
12/01/2029
194,293
300,000 4.000
12/01/2030
317,143
300,000 4.000
12/01/2031
316,533
University of Colorado Hospital Authority Refunding RB Series
2019C (Aa2/AA)
5,000,000 5.000
(a)(b)
11/15/2047
5,028,317
University of Colorado Regents Enterprise Refunding RB Series
2021C3B (Aa1/NR)
5,000,000 2.000
(a)(b)
06/01/2051
4,808,477
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
$ 125,000 5.000%
12/15/2027
$ 131,120
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
130,000 5.000
12/15/2024
132,264
158,421,712
Connecticut - 1.9%
City of New Haven GO Bonds Series 2018 A (NR/A-)
945,000 5.000
08/01/2024
953,997
600,000 5.000
08/01/2025
617,093
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000 5.000
08/01/2025
514,244
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
736,943
650,000 5.000
08/01/2027
698,069
900,000 5.000
08/01/2028
984,512
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
1,350,000 5.000
02/01/2024
1,351,763
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
390,000 5.000
07/01/2025
389,500
Connecticut State Health & Educational Facilities Authority RB
Refunding for Yale University Series 2015 A (Aaa/AAA)
40,000,000 0.375
(a)(b)
07/01/2035
39,153,808
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,908,323
State of Connecticut GO Bonds 2014 Series A (Aa3/AA-)
5,380,000 5.000
03/01/2030
5,407,707
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000 4.000
03/15/2034
7,640,529
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
1,500,000 5.000
04/15/2025
1,541,437
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (WR/A)
5,205,000 5.000
(a)(b)
07/01/2053
5,466,196
State of Connecticut Health and Educational Facilities Authority
for Yale University Issue RB Series U-2 (Aaa/AAA)
15,000,000 1.100
(a)(b)
07/01/2033
14,578,917
State of Connecticut Special Tax Obligation Bonds for
Transportation Infrastructure Purposes 2022 Series A
(Aa3/AA)
1,950,000 5.000
07/01/2025
2,013,812
2,415,000 5.000
07/01/2026
2,559,200
1,500,000 5.000
07/01/2027
1,628,994
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
500,000 5.000
01/01/2024
500,000
1,410,000 5.000
07/01/2025
1,456,141
1,750,000 5.000
07/01/2026
1,854,493
2,150,000 5.000
07/01/2027
2,334,891
98,290,569

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware - 0.5%
Delaware Economic Development Authority Gas Facilities RB
Refunding for Delmarva Power & Light Co. Project Series
2020 (A2/A)
$ 5,425,000 1.050%
(a)(b)
01/01/2031
$ 5,211,766
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB)
305,000 5.000
06/01/2024
306,651
700,000 5.000
06/01/2025
714,157
725,000 5.000
06/01/2027
764,786
Delaware State Economic Development Authority RB Refunding
for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000 1.250
(a)(b)
10/01/2045
13,714,665
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000 5.000
(c)
10/01/2025
5,198,704
University of Delaware RB Series 2015 (WR/NR)
1,805,000 5.000
(c)
05/01/2025
1,857,953
27,768,682
District of Columbia - 2.2%
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB for Paxton Project Series 2022
(Aaa/NR)
3,750,000 4.000
(a)(b)
09/01/2040
3,773,937
District of Columbia Housing Finance Agency Multifamily
Housing RB for Edgewood Commons V Apartments Project
Series 2023 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
4,820,000 5.000
(a)(b)
06/01/2027
4,956,332
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2014A (Aa3/AA-)
3,250,000 5.000
10/01/2027
3,272,955
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2015A (NR/AA-)
10,000,000 5.000
10/01/2034
10,020,320
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000 5.000
10/01/2028
5,867,582
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
16,189,978
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000 5.000
10/01/2026
25,503,670
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,559,938
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A2/AA)
25,000,000 6.500
(c)
10/01/2026
27,557,158
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2014A (AMT) (Aa3/AA-)
4,500,000 5.000
10/01/2028
4,532,039
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000 5.000
10/01/2035
4,388,089
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
950,000 5.000
07/15/2025
982,420
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA) – (continued)
$ 625,000 5.000%
07/15/2026
$ 662,673
110,267,091
Florida - 3.7%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
945,000 5.000
05/01/2024
949,815
990,000 5.000
05/01/2025
1,010,061
1,045,000 5.000
05/01/2026
1,085,289
1,095,000 5.000
05/01/2027
1,155,926
1,155,000 5.000
05/01/2028
1,238,720
1,195,000 2.375
05/01/2029
1,128,190
1,225,000 2.625
05/01/2030
1,149,895
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
555,000 3.750
05/01/2029
539,601
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
115,000 4.500
11/01/2025
115,361
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
2,500,000 4.700
11/01/2029
2,516,390
Bexley Community Development District Special Assessment RB
for Pasco County Series 2016 (NR/NR)
300,000 4.100
05/01/2026
298,335
Broward County School Board Certificates of Participation Series
2015A (Aa3/A+)
16,915,000 5.000
07/01/2025
17,455,962
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
360,000 4.000
08/01/2030
361,221
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
40,000 4.000
05/01/2024
40,095
Carlton Lakes Community Development District Special
Assessment RB for Hillsborough County Series 2018 (NR/NR)
75,000 4.000
05/01/2024
74,931
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
105,000 3.500
11/01/2024
104,159
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(e)
07/01/2029
226,488
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
175,000 5.000
(e)
07/01/2024
175,856
180,000 5.000
(e)
07/01/2025
182,273
190,000 5.000
(e)
07/01/2026
193,428
200,000 5.000
(e)
07/01/2027
204,367
City of Jacksonville Special Revenue Refunding Bonds Series
2023A (NR/AA)
700,000 5.000
10/01/2025
728,306
City of Jacksonville Special Revenue Refunding Bonds Series
2023B (NR/AA)
1,250,000 5.000
10/01/2025
1,300,546

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Orlando Community Redevelopment Agency Tax Increment
Revenue Refunding Bonds Series 2012 (NR/NR)
$ 1,765,000 5.000%
04/01/2025
$ 1,766,114
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,380,000 3.250
09/01/2024
1,363,634
Cityplace Community Development District Special Assessment
Revenue Refunding Bonds Series 2012 (NR/NR)
3,530,000 5.000
05/01/2026
3,602,402
Copper Creek Community Development District Special
Assessment Bonds for City of Port St. Lucie Series 2019
(NR/NR)
45,000 3.875
(e)
11/01/2024
44,790
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
100,000 3.000
05/01/2024
99,455
183,000 3.000
05/01/2025
179,109
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
170,000 3.125
05/01/2030
159,570
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
325,000 3.000
05/01/2024
323,619
150,000 3.000
05/01/2025
147,501
315,000 3.000
05/01/2026
306,668
Country Greens Community Development District Special
Assessment RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
160,000 3.000
05/01/2024
159,737
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
300,000 4.000
05/01/2028
303,701
250,000 4.000
05/01/2033
252,158
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000 4.000
11/01/2024
33,949
37,000 4.000
11/01/2026
36,716
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,362,514
5,105,000 5.000
07/01/2027
5,515,515
Entrada Community Development District St Johns County, Florida
Capital Improvement RB, Series 2021 (NR/NR)
250,000 2.125
(e)
05/01/2026
237,455
Escambia County International Paper Company Environmental
Improvement Revenue Refunding Bonds Series 2019B
(Baa2/BBB)
425,000 2.000
(a)(b)
11/01/2033
417,659
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,590,000 4.250
05/01/2029
2,585,987
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
270,000 2.000
11/01/2024
264,764
275,000 2.000
11/01/2025
264,697
280,000 2.000
11/01/2026
265,504
290,000 2.000
11/01/2027
270,788
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Ranch Community Development District
Special Assessment Refunding Bonds Series 2020
(AGM) (NR/AA) – (continued)
$ 295,000 2.000%
11/01/2028
$ 270,987
300,000 2.000
11/01/2029
272,240
305,000 2.125
11/01/2030
268,930
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
95,000 2.625
(e)
12/15/2024
93,511
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (A2/A)
6,425,000 5.000
09/01/2025
6,550,513
5,510,000 5.000
09/01/2026
5,759,564
4,020,000 5.000
09/01/2027
4,234,296
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
995,000 3.700
11/01/2029
964,335
Fontainbleau Lakes Community Development District Special
Assessment RB Refunding Series 2016 (NR/BBB+)
245,000 2.500
05/01/2024
244,092
255,000 2.750
05/01/2025
250,044
260,000 3.000
05/01/2026
254,943
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,730,000 3.250
05/01/2028
1,741,667
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000 4.000
05/01/2031
1,007,477
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
200,000 2.500
05/01/2024
199,079
175,000 2.500
05/01/2025
172,218
200,000 2.500
05/01/2026
196,153
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
315,000 2.750
05/01/2024
314,075
320,000 3.000
05/01/2025
313,803
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
130,000 3.000
05/01/2024
129,417
132,000 3.000
05/01/2025
129,642
139,000 3.000
05/01/2026
134,700
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR)
1,200,000 4.050
(a)(b)
09/01/2056
1,215,484
Housing Finance Authority of Miami-Dade County Multifamily
Housing RB for Emerald Dunes Series 2023B (Aaa/NR)
1,155,000 4.050
(a)(b)
09/01/2026
1,165,354
Housing Finance Authority of Polk County Multifamily
Housing RB for Episcopal Catholic Apartments Series 2023
(HUD SECT 8) (Aaa/NR)
1,643,000 4.150
(a)(b)
12/01/2040
1,674,695
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
4,090,000 5.000
05/01/2032
4,616,798

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lake Frances Community Development District Special
Assessment Refunding Series 2018 (NR/BBB-)
$ 81,000 3.000%
05/01/2024
$ 80,825
84,000 3.000
05/01/2025
82,468
Lakeshore Ranch Community Development District Senior Special
Assessment Refunding Series 2019 A-1 (NR/A)
355,000 3.000
05/01/2024
354,232
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
55,949
70,000 2.000
05/01/2029
64,226
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
320,000 3.500
05/01/2024
320,115
Lee Memorial Health System Hospital Revenue & Revenue
Refunding Bonds 2019 Series A-2 (A2/A+)
8,410,000 5.000
(a)(b)
04/01/2033
8,621,048
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
1,550,000 5.000
05/01/2032
1,556,704
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,793,133
Miami-Dade County Aviation Revenue Refunding Bonds Series
2014A (AMT) (A1/A)
20,000,000 5.000
10/01/2035
20,073,626
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
120,000 3.500
(e)
05/01/2024
119,774
125,000 3.500
(e)
05/01/2025
123,181
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
185,000 3.750
05/01/2024
185,022
1,150,000 4.450
05/01/2031
1,159,237
Orange County Health Facilities Authority Revenue Hospital Bonds
for AdventHealth Obligated Group Series 2021 C (NR/AA)
15,575,000 5.000
(a)(b)
11/15/2052
16,459,302
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
780,000 5.000
10/01/2024
786,532
Osceola County Transportation Improvement Refunding RB Series
2019A-1 (NR/BBB+)
275,000 5.000
10/01/2025
280,394
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
1,105,000 4.000
05/15/2026
1,054,042
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018A-1 (NR/A)
210,000 3.000
11/01/2024
208,490
Parkway Center Community Development District Special
Assessment Bonds Series 2018-2 (NR/A-)
90,000 3.500
05/01/2024
89,921
Parkway Center Community Development District Special
Assessment Refunding Bonds Series 2018-1 (NR/BBB)
245,000 3.500
05/01/2024
244,546
255,000 3.500
05/01/2025
252,344
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
$ 250,000 5.250%
09/01/2025
$ 258,760
250,000 5.250
09/01/2026
264,891
300,000 5.250
09/01/2027
324,141
300,000 5.250
09/01/2028
329,757
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
500,000 3.000
05/01/2024
498,755
510,000 2.000
05/01/2025
495,235
520,000 2.000
05/01/2026
496,702
530,000 2.000
05/01/2027
498,325
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
1,325,000 5.000
05/01/2025
1,341,573
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000 5.000
05/01/2033
6,878,908
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
225,000 3.000
05/01/2024
224,049
225,000 3.000
05/01/2025
221,492
285,000 3.000
05/01/2026
278,027
390,000 3.000
05/01/2027
374,749
River Bend Community Development District Senior Special
Assessment Revenue Refunding Bonds Series 2016A-1
(NR/A-)
405,000 2.500
05/01/2024
403,788
415,000 2.750
05/01/2025
407,407
425,000 3.000
05/01/2026
416,187
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
136,000 2.500
05/01/2024
135,186
139,000 2.500
05/01/2025
135,763
143,000 2.500
05/01/2026
137,389
146,000 2.500
05/01/2027
138,865
148,000 2.500
05/01/2028
139,214
157,000 2.500
05/01/2030
142,643
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-1 (NR/NR)
235,000 3.000
05/01/2024
233,879
180,000 3.000
05/01/2025
176,582
225,000 3.000
05/01/2026
217,608
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
110,000 3.375
(e)
06/15/2024
109,552
Sandmine Road Community Development District Special
Assessment Bonds for Polk County Series 2020 (NR/NR)
200,000 2.625
(e)
05/01/2025
195,503
Sarasota National Community Development District Special
Assessment Refunding Bonds Series 2020 (NR/NR)
380,000 3.000
05/01/2024
378,464
240,000 3.000
05/01/2025
236,366
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A)
95,000 2.500
05/01/2024
94,635

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A) – (continued)
$ 100,000 2.750%
05/01/2025
$ 98,851
95,000 3.000
05/01/2026
93,497
South Village Community Development District Capital
Improvement Revenue Refunding Bonds Series 2016A-2
(NR/NR)
100,000 4.350
05/01/2026
100,033
Spencer Creek Community Development District Special
Assessment RB for Hillsborough County Series 2019 (NR/NR)
75,000 3.750
05/01/2024
74,850
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
190,000 3.125
12/15/2025
185,189
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
460,000 3.750
(e)
06/15/2029
446,788
Summerstone Community Development District Pasco County,
Florida Special Assessment RB, Series 2020 Phase One
(NR/NR)
65,000 2.500
05/01/2025
63,560
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
118,000 3.000
05/01/2024
117,471
121,000 3.000
05/01/2025
118,839
725,000 3.500
05/01/2031
672,474
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
4,225,000 4.000
10/01/2029
4,297,733
Tapestry Community Development District Special Assessment RB
for City of Kissimmee Series 2016 (NR/NR)
285,000 4.250
05/01/2026
284,541
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
232,436
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
760,000 3.000
05/01/2025
755,864
1,605,000 3.000
05/01/2027
1,613,981
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000 4.500
05/01/2026
107,053
115,000 4.500
05/01/2028
119,472
120,000 4.500
05/01/2029
125,660
Trails at Monterey Community Development District Special
Assessment Refunding Bonds Series 2012 (NR/A-)
135,000 4.125
05/01/2024
135,104
140,000 4.150
05/01/2025
140,103
145,000 4.250
05/01/2026
145,130
Ventana Community Development District Special Assessment RB
for Hillsborough County Series 2018 (NR/NR)
70,000 4.000
(e)
05/01/2024
69,936
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
1,525,000 3.750
05/01/2026
1,503,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Revenue
Assessment Bonds Series 2020 (AGM) (NR/AA)
$ 490,000 2.000%
05/01/2024
$ 487,158
500,000 2.000
05/01/2025
482,709
795,000 2.000
05/01/2026
752,119
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
171,000 3.000
05/01/2024
170,234
177,000 3.000
05/01/2025
173,838
973,000 3.500
05/01/2030
908,277
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
25,000 1.875
(e)
05/01/2025
24,285
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
355,000 4.000
05/01/2024
355,491
285,000 4.000
05/01/2025
287,923
Village Community Development District Special Assessment
Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,330,000 5.000
05/01/2025
1,361,655
1,400,000 5.000
05/01/2026
1,464,229
Watergrass Community Development District Special Assessment
Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
305,000 2.000
05/01/2026
288,374
Waterset Central Community Development District Special
Assessment Bonds for Hillsborough County Series 2018
(NR/NR)
95,000 4.000
(e)
11/01/2024
94,765
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,000,000 3.750
(e)
06/15/2030
1,902,796
Winding Cypress Community Development District Special
Assessment Bonds for Collier County Series 2015 (NR/NR)
170,000 4.375
11/01/2025
169,649
186,947,990
Georgia - 2.4%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bown Project Series 2009
(Baa1/BBB+/A-2)
3,130,000 3.950
(a)(b)
12/01/2032
3,181,810
Burke County Development Authority Pollution Control RB Fifth
Series 1994 (Baa1/BBB+)
2,855,000 2.150
(a)(b)
10/01/2032
2,821,129
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(Baa1/BBB+)
1,335,000 3.875
(a)(b)
10/01/2032
1,346,160
Burke County Development Authority Pollution Control RB for
Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+)
2,000,000 1.500
(a)(b)
01/01/2040
1,921,798
Burke County Development Authority Pollution Control RB
Second Series 2008 (NR/BBB+)
4,700,000 2.925
(a)(b)
11/01/2048
4,684,548
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
835,000 5.000
12/01/2024
851,674
545,000 5.000
12/01/2025
569,128
1,000,000 5.000
12/01/2026
1,072,303
525,000 5.000
12/01/2027
577,188

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
$ 2,245,000 5.000%
12/01/2024
$ 2,289,830
1,105,000 5.000
12/01/2025
1,153,920
1,100,000 5.000
12/01/2026
1,179,533
2,375,000 5.000
12/01/2027
2,611,089
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
585,000 5.000
12/01/2025
610,676
935,000 5.000
12/01/2026
1,001,513
Development Authority of Bartow County Pollution Control RB
for Georgia Power Company Plant Bowen Project First Series
2013 (Baa1/BBB+)
6,000,000 2.875
(a)(b)
08/01/2043
5,893,208
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2012
(Baa1/BBB+)
4,850,000 2.875
(a)(b)
12/01/2049
4,763,676
Main Street Natural Gas Gas Supply RB Series 2021A (Aa1/NR)
3,000,000 4.000
(a)(b)
07/01/2052
3,017,604
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A2/NR)
2,500,000 5.000
05/15/2025
2,533,662
3,000,000 5.000
05/15/2026
3,071,906
500,000 5.000
05/15/2027
518,152
1,975,000 5.000
05/15/2030
2,107,972
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
5,230,000 4.000
(a)(b)
03/01/2050
5,255,191
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
1,000,000 4.000
12/01/2025
1,000,903
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,804,162
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
1,000,000 4.000
(e)
11/01/2024
993,714
1,705,000 4.000
(e)
11/01/2025
1,687,612
3,665,000 4.000
(e)
11/01/2026
3,621,739
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(a)(b)
07/01/2053
13,903,248
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A2/NR)
1,500,000 5.000
05/15/2024
1,505,039
3,740,000 5.000
05/15/2028
3,923,409
Main Street Natural Gas Inc., Gas Supply RB, Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(a)(b)
12/01/2053
4,304,836
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A
(A3/NR)
500,000 4.000
12/01/2025
500,452
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,810,000 4.000
(e)
11/01/2027
3,739,266
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
$ 7,150,000 5.000%
(a)(b)
07/01/2054
$ 7,393,546
Monroe County Development Authority Pollution Control RB First
Series 2009 (Baa1/BBB+/A-2)
2,275,000 1.000
(a)(b)
07/01/2049
2,064,500
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(Baa1/BBB+)
1,560,000 3.875
(a)(b)
12/01/2041
1,573,040
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(Baa1/BBB+)
2,825,000 3.875
(a)(b)
06/01/2042
2,848,615
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(Baa1/BBB+)
1,560,000 3.875
(a)(b)
04/01/2043
1,573,040
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000 5.000
10/01/2025
909,469
2,850,000 5.000
10/01/2026
3,040,750
650,000 5.000
10/01/2027
711,156
Savanah Economic Development Authority Recovery Zone Facility
Revenue Refunding Bonds Series 2019A (Baa2/BBB)
425,000 2.000
(a)(b)
11/01/2033
417,659
Savannah Economic Development Authority Pollution Control RB
Refunding for International Paper Company Series 2019 B
(Baa2/BBB)
6,090,000 1.900
08/01/2024
5,971,641
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,585,000 5.000
07/01/2024
4,635,691
121,157,157
Guam - 0.1%
A.B. Won Pat International Airport Authority Taxable Refunding
RB General Series 2019 B (ETM) (Baa2/NR)
2,000,000 3.319
10/01/2025
1,936,848
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2019 B (Baa2/NR)
1,100,000 3.133
10/01/2024
1,077,469
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
1,120,000 2.499
10/01/2025
1,060,511
1,650,000 2.899
10/01/2027
1,503,662
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,413,129
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
400,000 5.000
07/01/2024
402,243
7,393,862
Hawaii - 0.5%
City and County of Honolulu Multifamily Housing RB Maunakea
Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR)
7,040,000 5.000
(a)(b)
06/01/2027
7,321,651
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000 4.000
10/01/2034
10,725,708

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
$ 75,000 5.000%
05/15/2029
$ 78,329
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
10,735,000 3.100
05/01/2026
8,089,254
26,214,942
Illinois - 7.8%
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2025
334,602
250,000 5.000
10/01/2026
261,443
325,000 5.000
10/01/2028
350,380
Carol Stream Park District GO Refunding Park Bonds Series 2016
(BAM) (NR/AA)
4,705,000 5.000
01/01/2037
4,873,555
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
385,000 0.000
(f)
01/01/2024
385,000
480,000 0.000
(f)
01/01/2025
463,372
Chicago GO Bonds 2019A (NR/BBB+)
3,210,000 5.000
01/01/2028
3,393,609
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
603,074
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
660,000 0.000
(f)
12/01/2026
590,275
4,615,000 0.000
(f)
12/01/2027
3,970,114
365,000 0.000
(f)
12/01/2029
290,270
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
250,000 0.000
(f)
12/01/2027
215,066
95,000 0.000
(f)
12/01/2029
75,550
Chicago Illinois Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
9,285,000 0.000
(f)
12/01/2024
8,952,510
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
640,000 0.000
(f)
12/01/2025
593,915
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
2,275,000 5.000
12/01/2024
2,303,169
1,825,000 5.000
12/01/2025
1,871,080
3,515,000 5.000
12/01/2026
3,665,323
Chicago Illinois Midway Airport RB Refunding Second Lien Series
2014 B (A2/A)
10,000 5.000
01/01/2027
10,011
Chicago O'Hare International Airport RB Refunding Series 2015 A
(AMT) (NR/A+)
11,000,000 5.000
01/01/2031
11,097,085
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,400,000 5.000
01/01/2026
2,491,172
2,780,000 5.000
01/01/2027
2,943,144
1,965,000 5.000
01/01/2028
2,121,951
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Transit Authority Sales Tax Receipts RB Series 2014
(NR/AA)
$ 11,750,000 5.250%
12/01/2049
$ 11,812,254
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa2/BB+)
685,000 0.000
(f)
12/01/2028
567,115
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
5,000,000 5.500
12/01/2026
5,203,654
1,755,000 0.000
(f)
12/01/2030
1,338,924
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
1,500,000 5.000
12/01/2029
1,601,142
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
5,000,000 5.000
12/01/2027
5,289,446
7,535,000 5.000
12/01/2029
8,015,080
1,000,000 5.000
12/01/2030
1,061,363
City of Chicago Capital Improvement GO Bonds Series 1999
(NATL) (Baa2/BBB+)
5,000,000 0.000
(f)
01/01/2024
5,000,000
City of Chicago GO Bonds Project & Refunding Series 2014A
(Baa3/BBB+)
10,000,000 5.000
01/01/2036
10,000,000
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB+)
2,000,000 5.625
01/01/2031
2,096,756
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000 5.000
01/01/2027
3,590,969
5,245,000 5.000
01/01/2028
5,564,003
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
1,000,000 5.000
01/01/2029
1,073,823
City of Chicago Midway Airport RB Refunding for Senior Lein
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000 5.000
01/01/2026
3,397,233
2,345,000 5.000
01/01/2027
2,512,543
City of Chicago Midway Airport RB Refunding for Senior Lein
Airport Series 2023C (AMT) (NR/A)
5,000,000 5.000
(g)
01/01/2026
5,141,819
5,755,000 5.000
(g)
01/01/2027
6,016,764
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2014A (A2/A)
1,000,000 5.000
01/01/2029
1,004,572
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2014B (A2/A)
5,000,000 5.000
01/01/2035
5,005,415
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022C
(AMT) (NR/A+)
2,000,000 5.000
01/01/2025
2,028,538
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
2,760,000 5.000
01/01/2024
2,760,000
5,000,000 5.000
01/01/2027
5,042,027
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
2,011,910

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
$ 314,000 2.270%
(e)
12/01/2024
$ 309,049
329,000 2.530
(e)
12/01/2025
320,566
305,000 2.690
(e)
12/01/2026
293,767
255,000 2.870
(e)
12/01/2027
243,257
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000 3.040
(e)
12/01/2028
255,338
City of Joliet Waterworks and Sewerage Senior Lien RB
Anticipation Notes Series 2022 (NR/NR)
12,000,000 5.000
01/01/2024
12,000,000
5,000,000 5.000
01/01/2025
5,061,566
Cook County Sales Tax RB Refunding Series 2022B (NR/AA-)
550,000 5.000
11/15/2024
559,228
360,000 5.000
11/15/2026
382,173
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
1,980,000 4.000
12/15/2025
2,026,234
Illinois Finance Authority RB for OSF Healthcare System Series
2020B-1 (WR/A)
4,560,000 5.000
(a)(b)
05/15/2050
4,575,983
Illinois Finance Authority RB for Presbyterian Homes Obligated
Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000 4.570
(b)(d)
05/01/2042
2,203,535
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
521,281
Illinois Finance Authority RB Refunding for American Water
Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A)
700,000 3.875
(a)(b)
05/01/2040
709,432
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,000,000 5.000
09/01/2024
998,839
600,000 5.000
09/01/2025
598,920
Illinois Finance Authority RB Refunding for Lifespace
Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000 5.000
05/15/2026
526,821
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,755,790
Illinois Housing Development Authority
Multifamily Housing RB, Series 2023
(6900 Crandon) (HUD SECT 8 FHA 221
(d)
(4)) (Aaa/NR)
3,500,000 5.000
(a)(b)
02/01/2027
3,602,233
Illinois Housing Development Authority Multifamily
Housing RB, Series 2023 South Shore
5,335,000 4.000
(a)(b)
06/01/2026
5,366,451
Illinois Housing Development Authority Multifamily Housing RB,
Series 2023 South Shore (HHDC) (HUD SECT 8) (Aaa/NR)
2,170,000 5.000
(a)(b)
02/01/2027
2,233,384
Illinois Sports Facilities Authority RB Bonds Series 2001
(AMBAC) (WR/BBB+)
3,235,000 0.000
(f)
06/15/2025
3,047,608
Illinois State GO Bonds Series 2017 D (A3/A-)
5,425,000 5.000
11/01/2024
5,503,389
26,975,000 5.000
11/01/2025
27,892,371
34,065,000 5.000
11/01/2026
35,920,899
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2019 A (A3/A-)
$ 4,000,000 5.000%
11/01/2024
$ 4,057,522
Illinois State GO Bonds Series 2020 (A3/A-)
2,100,000 5.500
05/01/2024
2,114,561
Illinois State Sales Tax RB for Build Junior Obligation Series 2013
(NR/A)
115,000 5.000
06/15/2024
115,107
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2030
355,839
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
10,900,000 5.000
01/01/2026
11,372,179
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
3,320,000 5.000
01/01/2026
3,463,820
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
4,000,000 5.000
01/01/2027
4,261,952
State of Illinois Build Illinois Junior Obligation Bonds Series
2021A (NR/A)
2,460,000 4.000
06/15/2025
2,481,369
State of Illinois GO Bonds Refunding Series 2022B (A3/A-)
4,265,000 5.000
03/01/2024
4,275,332
3,000,000 5.000
03/01/2025
3,062,088
State of Illinois GO Bonds Series 2014 (A3/A-)
1,280,000 5.000
05/01/2028
1,286,294
2,220,000 5.250
02/01/2029
2,222,954
1,295,000 5.000
04/01/2031
1,299,456
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000 5.000
01/01/2026
3,072,998
5,700,000 5.000
11/01/2028
5,958,551
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000 5.000
12/01/2027
3,714,015
State of Illinois GO Bonds Series 2017C (A3/A-)
6,435,000 5.000
11/01/2029
6,889,810
State of Illinois GO Bonds Series 2017D (A3/A-)
5,525,000 5.000
11/01/2027
5,938,083
State of Illinois GO Bonds Series 2020 (A3/A-)
1,000,000 5.500
05/01/2030
1,121,201
State of Illinois GO Bonds Series 2021A (A3/A-)
2,500,000 5.000
03/01/2024
2,506,056
2,750,000 5.000
03/01/2026
2,859,165
State of Illinois GO Bonds Series 2021B (A3/A-)
4,460,000 5.000
03/01/2024
4,470,804
State of Illinois GO Bonds, Refunding Series of May 2023D
(A3/A-)
8,035,000 5.000
07/01/2025
8,254,215
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000 5.000
02/01/2026
4,375,389
3,800,000 5.000
02/01/2028
4,027,265
2,075,000 5.000
02/01/2029
2,195,592
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000 5.000
10/01/2028
7,073,367
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000 5.000
10/01/2028
6,539,323
State of Illinois GO Refunding Bonds Series 2021C (A3/A-)
6,550,000 4.000
03/01/2024
6,555,494

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
$ 2,000,000 5.000%
10/01/2025
$ 2,063,200
394,882,135
Indiana - 0.9%
City of Rockport Pollution Control Revenue Refunding
Bonds for AEP Generating Company Project Series 1995
(NON-AMT) (Baa2/A-)
4,150,000 3.125
07/01/2025
4,099,013
City of Rockport Pollution Control Revenue Refunding Bonds
Series 1995 (NON-AMT) (Baa2/A-)
3,335,000 3.125
07/01/2025
3,294,026
City of Rockport Pollution Control Revenue Refunding Bonds
Series 2009 B (NON-AMT) (A3/A-)
10,000,000 3.050
06/01/2025
9,923,968
City of Rockport Pollution Control Revenue Refunding Bonds
Series D (A3/A-)
11,000,000 0.750
04/01/2025
10,488,718
City of Whiting Environmental Facilities Refunding RB for BP
Products North America Inc. Project Series 2019A (A2/A-)
7,050,000 5.000
(a)(b)
12/01/2044
7,170,249
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 A (A2/A-)
3,000,000 0.750
(a)(b)
12/01/2038
2,751,799
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 B (AMT) (A2/A-)
4,525,000 0.950
(a)(b)
12/01/2038
4,179,337
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2021 (A2/A-)
3,000,000 0.650
08/01/2025
2,824,478
Indiana Housing & Community Development Authority
Multifamily Housing RB Partners Preservation Projects Series
2023 (FHA 221(D)(4)) (FHA 221(D)(4)) (Aaa/NR)
700,000 4.100
(a)(b)
09/01/2028
705,933
45,437,521
Iowa - 0.0%
Iowa Finance Authority RB Refunding for Lifespace Communities,
Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000 4.000
05/15/2026
2,007,925
a a
Kansas - 0.5%
City of Burlington Environmental Improvement RB Refunding for
Evergy Metro, Inc. Project Series 2023 (A2/A)
3,775,000 4.300
(a)(b)
03/01/2045
3,820,918
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3/NR)
17,575,000 1.750
06/15/2025
17,093,818
Kansas Development Finance Authority Variable Rate Demand
Health Facilities RB for Ku Health System Series 2011J
(NR/AA+/A-1)
3,800,000 3.950
(a)(b)
03/01/2041
3,800,000
24,714,736
Kentucky - 1.5%
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,000,000 3.700
08/01/2027
4,981,302
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A)
700,000 3.875
(a)(b)
06/01/2040
712,446
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
$ 3,570,000 4.500%
10/01/2027
$ 3,547,929
Kentucky Public Energy Authority Gas Supply RB 2018 Series B
(A2/NR)
22,525,000 4.000
(a)(b)
01/01/2049
22,529,985
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1
(A1/NR)
2,775,000 4.000
(a)(b)
12/01/2049
2,779,949
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
3,800,000 0.900
09/01/2026
3,550,590
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
738,641
1,700,000 5.000
10/01/2027
1,830,815
Public Energy Authority of Kentucky Gas Supply RB Series 2019
A-1 (A1/NR)
24,230,000 4.000
(a)(b)
12/01/2049
24,273,212
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,350,000 4.000
(a)(b)
02/01/2050
9,375,487
74,320,356
Louisiana - 2.8%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
5,495,000 5.000
12/01/2024
5,590,777
3,000,000 5.000
12/01/2025
3,121,406
4,255,000 5.000
12/01/2026
4,523,145
1,715,000 5.000
12/01/2027
1,860,057
City of New Orleans Sewerage Service RB Series 2015 (NR/A)
1,000,000 5.000
(c)
06/01/2025
1,031,386
East Baton Rouge Sewerage Commission Tax Exempt Revenue
Refunding Bonds Series 2020A (NR/AA-)
1,100,000 5.000
02/01/2026
1,151,486
Lake Charles Harbor & Terminal District RB Series 2021 (A3/NR)
13,000,000 1.000
(a)(b)
12/01/2051
12,575,451
Louisiana Local Government Community Development Authority
Subordinate Lien Revenue Refunding Bonds Series 2020B
(NR/A+)
35,000,000 0.875
(a)(b)
02/01/2046
33,914,073
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
2,250,000 5.000
08/15/2025
2,321,295
3,300,000 5.000
08/15/2027
3,516,465
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,289,269
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,725,000 4.150
09/01/2027
7,902,376
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+)
2,500,000 4.200
(a)(b)
10/01/2037
2,552,888

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2013A (NON-AMT) (A3/NR)
$ 3,775,000 4.200%
(a)(b)
09/01/2033
$ 3,899,280
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
6,250,000 5.000
(a)(b)
06/01/2045
6,715,053
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
7,460,000 5.000
01/01/2040
7,475,886
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (AMT) (A2/A)
3,750,000 5.000
01/01/2034
3,773,339
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (Baa3/BBB-)
5,755,000 4.050
(a)(b)
06/01/2037
5,690,517
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 B-1 (Baa3/BBB-)
10,000,000 2.125
(a)(b)
06/01/2037
9,860,297
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (Baa3/BBB-)
950,000 2.200
(a)(b)
06/01/2037
898,340
Parish of St. John The Baptist Revenue Refunding Bonds Series
2017 (Baa3/BBB-)
15,000,000 2.100
(a)(b)
06/01/2037
14,797,205
State of Louisiana Gasoline and Fuels Tax Revenue Refunding
Bonds 2017 Series B (Aa2/AA-)
1,425,000 5.000
05/01/2026
1,499,914
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue
Refunding Bonds 2022 Series A (Aa3/AA-)
(SOFR + 0.50%)
4,380,000 4.273
(b)(d)
05/01/2043
4,293,910
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
955,013
141,208,828
Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000 5.000
07/01/2026
1,627,122
a a
Maryland - 1.0%
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
245,000 2.625
07/01/2024
243,245
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000 4.000
09/01/2027
3,192,991
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,550,000 5.000
11/12/2028
2,617,097
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/BBB+)
305,000 4.000
10/01/2026
309,251
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
350,000 4.000
10/01/2024
351,024
Maryland Stadium Authority RB Football Stadium Issue Series
2023A (NR/AA)
1,850,000 5.000
03/01/2025
1,894,088
2,000,000 5.000
03/01/2026
2,093,990
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Montgomery County GO Bonds for Consolidated Public
Improvement Project Series 2021 A (Aaa/AAA)
$ 10,000,000 5.000%
08/01/2028
$ 11,185,245
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aaa/AAA)
10,290,000 5.000
03/15/2027
11,124,876
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aaa/AAA)
17,825,000 5.000
08/01/2027
19,454,383
52,466,190
Massachusetts - 1.7%
City of Boston GO Bonds 2017 Series A (Aaa/AAA)
2,015,000 5.000
04/01/2025
2,074,554
Massachusetts Bay Transportation Authority Sales Tax RB Series
2005 A (Aa2/AA+)
25,035,000 5.000
07/01/2026
26,567,295
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
500,000 5.000
07/01/2024
503,758
Massachusetts Development Finance Agency RB for Harvard
University Series 2016A (Aaa/AAA)
5,000,000 5.000
07/15/2033
5,277,311
Massachusetts Development Finance Agency RB for President &
Trustees of Williams College Series 2011 (Aa1/AA+)
3,500,000 0.450
(a)(b)
07/01/2041
3,307,932
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
545,716
Massachusetts Health and Educational Facilities Authority Variable
Rate Demand RB for Umass Series A (Aa2/AA-)
7,000,000 2.450
(a)(b)
11/01/2030
6,918,513
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa2/AA+)
5,165,000 5.000
11/15/2031
5,471,579
11,750,000 5.000
11/15/2032
12,404,212
Massachusetts State Development Finance Agency RB Mass
General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000 4.470
(b)(d)(e)
07/01/2049
6,191,849
Massachusetts Water Resources Authority General Revenue
Refunding Bonds, 2014 Series F (Aa1/AA+)
6,025,000 4.000
(c)
08/01/2024
6,067,149
The Commonwealth of Massachusetts GO Refunding Bonds Series
2016A (Aa1/AA+)
8,110,000 5.000
07/01/2025
8,394,711
83,724,579
Michigan - 1.9%
City of Detroit Downtown Development Authority RRB Refunding
for Tax Increment Series 2018A (AGM) (NR/AA)
14,000,000 5.000
07/01/2043
14,043,761
Detroit Downtown Development Authority RB Refunding for
Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,750,000 5.000
07/01/2048
3,758,810
Detroit Downtown Development Authority Subordinate General
RB Refunding for Development Area No. 1 Projects Series
2018 B (AGM) (NR/AA)
500,000 5.000
07/01/2024
504,420
550,000 5.000
07/01/2025
555,331

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
$ 28,240,000 4.390%
(d)
07/01/2032
$ 26,845,814
Lansing Board of Water & Light Utility System RB Series 2021B
(Aa3/AA-)
5,000,000 2.000
(a)(b)
07/01/2051
4,744,827
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
185,000 4.000
02/01/2027
182,094
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
6,250,000 5.000
(a)(b)
12/01/2043
6,787,446
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,235,848
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000 4.620
(b)(d)
04/15/2047
5,811,718
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewer Series 2014 D-1
(NATL) (A1/A+)
1,000,000 5.000
07/01/2036
1,004,293
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2014 D-1
(AGM) (Aa3/AA)
2,000,000 5.000
07/01/2035
2,010,339
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
1,000,000 5.000
07/01/2029
1,026,430
Michigan Strategic Fund Limited Obligation RB Dte Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(a)(b)
06/01/2053
5,637,628
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (WR/NR)
2,685,000 5.000
06/30/2024
2,691,006
3,500,000 5.000
12/31/2024
3,518,618
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,639,880
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
690,000 4.000
03/01/2024
689,462
720,000 4.000
03/01/2025
715,338
745,000 4.000
03/01/2026
737,017
775,000 4.000
03/01/2027
766,692
State of Michigan Building Authority RB for Facilities Program
Multi-Modal 2023 Series I (Aa2/P-1/NR)
2,720,000 3.970
(a)(b)
04/15/2058
2,720,000
Wayne County Airport Authority Airport RB for Detroit
Metropolitan Wayne County Airport Revenue Refunding
Bonds Series 2015F (A1/A)
2,495,000 5.000
12/01/2025
2,560,320
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority Revenue Refunding Bonds Series
2017 E (A1/NR)
$ 3,000,000 4.000%
(e)
12/01/2025
$ 3,023,611
94,210,703
Minnesota - 1.0%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000 2.000
12/01/2029
5,335,155
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/AA-)
2,500,000 5.000
(a)(b)
11/15/2052
2,713,433
Duluth Independent School District Refunding Certificates of
Participation Series 2019A (Baa1/NR)
640,000 3.250
03/01/2025
633,227
700,000 4.000
03/01/2026
696,962
Metropolitan Council GO Grant Anticipation Notes Series 2021B
(Aaa/AAA)
1,590,000 5.000
12/01/2024
1,622,473
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000 4.000
12/01/2024
99,765
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
2,000,000 5.000
02/01/2026
2,097,752
9,385,000 5.000
02/01/2027
10,101,216
Minnesota State Trunk Highway GO Bonds Series 2023B
(Aaa/AAA)
5,000,000 5.000
08/01/2025
5,182,363
Minnesota State Trunk Highway GO Refunding Bonds Series
2023E (Aaa/AAA)
5,000,000 5.000
08/01/2025
5,182,363
5,000,000 5.000
08/01/2026
5,313,858
Regents of University of Minnesota GO Bonds Series 2013A
(Aa1/AA)
3,185,000 4.000
02/01/2029
3,187,320
State of Minnesota GO State Various Purpose Bonds Series 2023A
(Aaa/AAA)
7,815,000 5.000
08/01/2026
8,305,559
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
250,000 5.000
01/01/2024
250,000
375,000 5.000
01/01/2025
382,823
825,000 5.000
01/01/2026
862,211
640,000 5.000
01/01/2027
686,109
52,652,589
Mississippi - 0.6%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB)
10,500,000 2.650
(a)(b)
04/01/2037
10,041,501
Mississippi Business Finance Corp Solid Waste Disposal RB Series
2002 (NR/A-/A-2)
1,000,000 2.200
(a)(b)
03/01/2027
992,185
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020A (NON-AMT) (Baa2/BBB)
9,085,000 1.375
(a)(b)
05/01/2034
8,713,313

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020C (NON-AMT) (Baa2/BBB)
$ 9,300,000 1.375%
(a)(b)
08/01/2027
$ 8,919,516
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB)
1,175,000 1.600
(a)(b)
08/01/2027
1,130,612
29,797,127
Missouri - 1.1%
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
320,000 5.000
09/01/2025
324,678
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
600,000 5.000
09/01/2024
602,924
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-)
4,000,000 3.500
(a)(b)
05/01/2038
3,973,555
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
40,000,000 4.000
(a)(b)
05/01/2051
40,769,984
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021C (Aa2/AA)
2,200,000 5.000
(a)(b)
05/01/2052
2,384,466
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aaa/NR)
5,000,000 5.000
(a)(b)
07/01/2045
5,240,650
53,296,257
Montana - 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,883,800
a a
Nebraska - 0.4%
Omaha Public Power District Electric System Subordinated RB
2014 Series AA (Aa3/AA-)
6,020,000 4.000
02/01/2034
6,024,253
Sarpy County School District 0001 Bellevue Public School, State
of Nebraska GO School Building Bonds Series 2017 (A1/NR)
1,420,000 5.000
(c)
12/15/2027
1,558,005
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/AA-)
6,875,000 5.000
12/15/2027
7,154,670
Washington County Wastewater & Solid Waste Disposal Facilities
Revenue Refunding Bonds Series 2012 (NR/A)
4,700,000 0.900
(a)(b)
09/01/2030
4,523,677
19,260,605
Nevada - 0.6%
City of Las Vegas Special Improvement District Local
Improvement Refunding Bonds Series 2013 (NR/NR)
45,000 4.250
06/01/2024
45,094
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
$ 1,315,000 5.000%
12/01/2027
$ 1,327,440
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa3/NR)
925,000 5.000
07/01/2025
954,583
675,000 5.000
07/01/2026
714,464
870,000 5.000
07/01/2027
942,992
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(A1/NR)
750,000 5.000
07/01/2024
755,490
1,275,000 5.000
07/01/2025
1,306,167
1,000,000 5.000
07/01/2026
1,040,501
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A)
1,025,000 3.750
(a)(b)
01/01/2036
1,036,551
County of Humboldt Nevada Pollution Control RB Refunding for
Idaho Power Co. Series 2003 (A2/A-)
12,000,000 1.450
12/01/2024
11,739,149
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,105,000 4.000
09/01/2025
1,101,560
Las Vegas Valley Water District GO LT Water Refunding Bonds
Additionally Secured By SNWA Pledged Revenues Series
2022C (Aa1/AA)
1,000,000 5.000
06/01/2028
1,110,488
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021A (Aa1/AA)
3,000,000 5.000
06/01/2024
3,024,850
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021C (Aa1/AA)
4,355,000 5.000
06/01/2025
4,486,183
29,585,512
New Hampshire - 0.4%
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-1 (NR/A-/A-2)
1,250,000 2.150
(a)(b)(h)
09/01/2025
1,239,927
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-2 (NR/A-/A-2)
5,000,000 2.150
(a)(b)(h)
07/01/2027
4,952,737
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-3 (NR/A-/A-2)
5,000,000 2.150
(a)(b)(h)
07/01/2033
4,952,738
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-4 (NR/A-/A-2)
3,000,000 2.150
(a)(b)(h)
08/01/2038
2,971,643
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
220,000 4.000
01/01/2024
220,000
285,000 4.000
01/01/2025
282,974
265,000 4.000
01/01/2026
261,062
250,000 4.000
01/01/2027
244,210
New Hampshire Housing Finance Authority Multi-Family Housing
RB 2022 Series 1 (NON-AMT) (FHA 542(C)) (Aaa/NR)
1,010,000 2.650
08/01/2024
1,007,014
5,575,000 2.800
02/01/2025
5,532,692
21,664,997

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey - 4.4%
County of Morris GO Bonds for General Improvement and County
College Series 2021 (Aaa/AAA)
$ 4,615,000 2.000%
02/01/2027
$ 4,442,512
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/B)
320,000 4.000
01/01/2024
320,000
325,000 4.000
07/01/2024
323,258
New Jersey Economic Development Authority RB Refunding
for New Jersey-American Water Co., Inc. Series 2020 E
(AMT) (A1/A+)
3,100,000 0.850
12/01/2025
2,884,656
New Jersey Economic Development Authority RB Refunding
for School Facilities Construction Series 2013 I
(ST APPROP) (A2/A-)
(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000 5.120
(d)
09/01/2025
13,340,594
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A2/A-)
4,545,000 5.000
06/15/2024
4,585,461
New Jersey Economic Development Authority RB Series 2005
(AMBAC) (A2/A-)
10,000,000 5.500
09/01/2024
10,164,799
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A2/A-)
2,000,000 5.500
09/01/2026
2,138,605
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000 5.500
(c)
12/15/2026
3,096,537
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
4,000,000 5.000
(g)
06/15/2026
4,175,171
2,480,000 5.000
(g)
06/15/2027
2,643,388
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,179,148
1,680,000 5.000
10/01/2027
1,734,832
New Jersey Economic Development Authority State Lease RB for
Health Department & Taxation Division Office Project 2018
Series A (A2/A-)
1,955,000 5.000
06/15/2024
1,972,404
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+)
3,495,000 3.750
(a)(b)
11/01/2034
3,530,087
New Jersey Health Care Facilities Financing Authority Revenue
Refunding Bonds for RWJ Barnabas Health Obligated Group
Issue Series 2019B-2 (Aa3/AA-)
5,700,000 5.000
(a)(b)
07/01/2042
5,861,183
New Jersey Housing & Mortgage Finance Agency Multi-Family
RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
1,595,000 0.650
05/01/2024
1,580,974
3,085,000 0.750
11/01/2024
2,983,947
2,310,000 0.900
11/01/2025
2,168,563
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2017 Series A (NON-AMT) (NR/AA-)
$ 1,830,000 2.850%
11/01/2025
$ 1,816,362
New Jersey Housing and Mortgage Finance Agency Single Family
Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000 2.800
10/01/2025
2,631,468
2,600,000 2.900
04/01/2026
2,562,247
New Jersey State Turnpike Authority RB Refunding Series 2017
D-1 (A1/AA-)
(1M USD LIBOR + 0.70%)
5,000,000 4.520
(d)
01/01/2024
5,000,000
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
10,765,000 0.000
(f)
12/15/2025
10,072,097
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
365,000 0.000
(f)
12/15/2026
331,736
4,155,000 0.000
(f)
12/15/2027
3,667,791
24,420,000 0.000
(f)
12/15/2028
20,939,303
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
46,470,000 0.000
(f)
12/15/2027
41,020,998
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
450,000 5.000
12/15/2024
458,627
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
1,200,000 5.000
06/15/2030
1,260,973
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000 5.000
12/15/2025
7,747,205
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
2,000,000 5.000
06/15/2024
2,015,717
1,615,000 5.000
06/15/2025
1,664,076
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
9,240,000 0.000
(f)
12/15/2029
7,665,948
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
3,095,000 5.000
06/15/2026
3,262,069
New Jersey Turnpike Authority Turnpike RB Series 2014 A
(A1/AA-)
18,650,000 5.000
01/01/2033
18,777,682
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
620,000 4.250
07/01/2033
636,748
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa2/BBB+)
1,645,000 4.450
03/01/2025
1,647,496
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017B (A3/NR)
1,390,000 5.000
01/01/2024
1,390,000

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (A1/A)
$ 12,750,000 5.000%
06/01/2027
$ 13,787,779
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,581,227
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
4,495,000 5.250
12/01/2031
4,500,849
224,564,517
New Mexico - 1.4%
City of Farmington Pollution Control Revenue Refunding Bonds
2010 Series B (NON-AMT) (Baa2/BBB)
12,500,000 3.000
(a)(b)
06/01/2040
12,440,951
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB)
5,195,000 3.900
(a)(b)
06/01/2040
5,262,549
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB)
3,330,000 0.875
(a)(b)
06/01/2040
3,026,256
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 C (Baa2/BBB)
10,000,000 1.150
(a)(b)
06/01/2040
9,860,704
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 E (Baa2/BBB)
11,500,000 1.150
(a)(b)
06/01/2040
11,339,810
New Mexico Finance Authority State Transportation Refunding RB
for State Transportation Commission Subordinate Lien Series
2018A (Aa2/AA)
10,000,000 5.000
06/15/2024
10,093,396
New Mexico Hospital Equipment Loan Council Hospital System
RB for Presbyterian Healthcare Services Series 2019B
(Aa3/AA)
7,680,000 5.000
(a)(b)
08/01/2049
7,888,031
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Mountain View II & III Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
2,600,000 5.000
(a)(b)
02/01/2042
2,648,941
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Santa Fe Apartments and Sangre De Cristo Project Series
2023 (HUD SECT 8) (Aaa/NR)
3,555,000 5.000
(a)(b)
02/01/2042
3,590,359
State of New Mexico Severance Tax Bonds Series 2022A
(Aa2/AA-)
4,880,000 5.000
07/01/2026
5,171,386
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
100,000 4.000
09/01/2024
100,381
175,000 5.000
09/01/2027
186,883
71,609,647
New York - 11.4%
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2026
98,799
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
$ 120,000 4.000%
06/15/2024
$ 119,842
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
245,000 3.400
07/01/2027
242,938
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
970,000 4.000
06/15/2033
987,769
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-)
5,185,000 4.250
(a)(b)
04/01/2042
5,229,651
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000 5.000
08/01/2025
3,109,418
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000 5.000
08/01/2025
1,953,751
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000 5.000
08/01/2026
10,890,820
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A3/AA)
175,000 5.000
11/15/2025
182,024
250,000 5.000
11/15/2026
267,181
200,000 5.000
11/15/2027
219,017
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
23,498,332
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
175,000 5.000
12/01/2024
176,916
275,000 5.000
12/01/2026
286,993
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000 0.850
(a)(b)
09/01/2050
7,661,011
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000 1.500
(a)(b)
09/01/2051
14,172,143
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000 1.000
09/01/2025
9,510,423
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
4,250,000 4.000
11/15/2026
4,378,939
Metropolitan Transportation Authority Transportation RB Series
2012E (NR/NR)
525,000 4.000
11/15/2038
525,063
Metropolitan Transportation Authority Transportation RB Series
2012E (A3/A-)
480,000 4.000
11/15/2038
479,996
Metropolitan Transportation Authority Transportation RB Series
2013E (A3/A-)
4,895,000 5.000
11/15/2038
4,896,150
Metropolitan Transportation Authority Transportation RB Series
2014A-1 (A3/A-)
1,540,000 5.250
11/15/2039
1,540,414
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
4,250,000 5.250
11/15/2028
4,386,525
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015D-1 (A3/A-)
10,000,000 5.000
11/15/2033
10,266,533

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A3/A-)
$ 1,075,000 5.000%
11/15/2027
$ 1,159,229
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,000,000 5.000
11/15/2028
3,289,868
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A3/A-)
(SOFR + 0.60%)
16,750,000 4.211
(d)
11/01/2026
16,628,042
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds Subseries 2015E-1 (Aa2/AA/A-1)
10,630,000 4.100
(a)(b)
11/15/2050
10,630,000
Metropolitan Transportational Authority Revenue Green Bonds
Series 2019A (A3/A-)
10,175,000 5.000
(a)(b)
11/15/2048
10,245,592
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 4.250
(a)(b)
01/01/2032
300,000
New York City Housing Development Corp. RB Green Bond Series
2020 A-3 (Aa2/AA+)
7,965,000 1.125
(a)(b)
05/01/2060
7,784,871
New York City Housing Development Corp. RB Series 2020 D-2
(FHA 542 (C)) (FHA 542 (C)) (Aa2/AA+)
2,000,000 0.700
(a)(b)
05/01/2060
1,933,264
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(a)(b)
11/01/2062
5,250,145
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (NATL) (Baa1/NR)
(MUNI-CPI + 0.86%)
2,405,000 4.101
(d)
03/01/2024
2,411,106
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.87%)
2,505,000 4.111
(d)
03/01/2025
2,526,551
(MUNI-CPI + 0.88%)
2,610,000 4.121
(d)
03/01/2026
2,662,212
(MUNI-CPI + 0.89%)
2,725,000 4.131
(d)
03/01/2027
2,817,682
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000 5.000
07/15/2033
10,169,100
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,925,000 5.000
11/01/2024
3,995,768
3,000,000 5.000
11/01/2028
3,367,014
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series B (Aa1/AAA)
8,020,000 5.000
11/01/2028
9,001,151
New York City Transitional Finance Authority Future Tax Secured
Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)
100,000 4.020
(a)(b)
11/01/2027
100,000
New York City Transitional Finance Authority Variable Refunding
RB Series 2003-A4 (Aaa/AAA/A-1+)
975,000 4.000
(a)(b)
11/01/2029
975,000
New York Convention Center Development Corp. RB Refunding
for New York City Hotel Unit Fee Revenue Series 2015
(A2/NR)
25,000 5.000
11/15/2024
25,385
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
$ 1,805,000 5.150%
(e)
11/15/2034
$ 1,807,157
New York Port Authority Consolidated Bonds 186th Series
(Aa3/AA-)
4,000,000 5.000
10/15/2033
4,026,672
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
4,000,000 5.000
11/15/2034
4,154,685
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
6,035,000 5.000
09/15/2027
6,425,646
New York Port Authority Consolidated Bonds 226th Series
(Aa3/AA-)
3,750,000 5.000
10/15/2024
3,798,574
New York State Dormitory Authority RB Refunding for Bidding
Group 1 Series 2018 C (Aa1/AA+)
2,150,000 5.000
03/15/2026
2,266,003
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
925,000 5.000
07/01/2024
930,143
1,130,000 5.000
07/01/2028
1,162,763
New York State Energy Research & Development Authority RB
Refunding for Central Hudson Gas & Electric Corp. Projects
Series 1999 B (AMT) (Baa1/BBB+)
27,750,000 2.805
(a)(b)
07/01/2034
27,750,000
New York State Environmental Facilities Corp. State Clean Water
& Drinking Water Revolving Funds RB for Municipal Water
Finance Authority Projects - Second Resolution Bonds Series
2016 (Aaa/AAA)
3,000,000 5.000
06/15/2035
3,147,777
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,710,000 1.100
(a)(b)
11/01/2061
3,385,912
New York State Housing Finance Agency Affordable Housing 2022
Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000 3.100
(a)(b)
05/01/2062
22,002,224
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
18,000,000 3.850
(a)(b)
05/01/2062
18,075,573
New York State Housing Finance Agency RB Series 2021 D-2
(SONYMA) (Aa2/NR)
8,500,000 0.650
(a)(b)
11/01/2056
7,969,347
New York State Housing Finance Agency RB Series 2021 E-2
(SONYMA) (Aa2/NR)
5,000,000 0.650
(a)(b)
11/01/2056
4,673,532
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
44,233,408
New York State Thruway Authority Personal Income Tax RB Series
2022A (NR/AA+)
11,920,000 5.000
03/15/2028
13,181,556
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
360,000 5.000
12/01/2026
375,396

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
$ 6,195,000 5.000%
01/01/2029
$ 6,380,839
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,320,000 5.000
01/01/2030
8,538,982
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
13,975,000 5.000
01/01/2024
13,975,000
8,000,000 5.000
01/01/2025
8,061,678
3,425,000 5.000
01/01/2026
3,471,656
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
1,300,000 5.000
12/01/2027
1,395,456
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
6,150,000 5.000
07/01/2041
6,156,277
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
14,275,000 5.250
01/01/2050
14,290,304
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa3/NR)
7,765,000 5.000
01/01/2028
8,014,209
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
529,885
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,020,000 5.000
07/01/2025
1,026,998
1,080,000 5.000
07/01/2026
1,107,581
1,090,000 5.000
07/01/2027
1,131,748
Port Authority of New York Consolidated Bonds 185th Series
(AMT) (Aa3/AA-)
2,495,000 5.000
09/01/2028
2,510,367
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
20,380,000 3.000
10/01/2028
20,217,983
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (A1/AA)
500,000 5.000
11/15/2026
534,362
500,000 5.000
11/15/2027
546,189
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000 5.000
(a)(b)
05/01/2048
2,365,400
State of New York Dormitory Authority Personal Income Tax RB
Series 2020A (Aa1/NR)
24,620,000 5.000
03/15/2025
25,267,151
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,025,000 5.000
07/01/2026
1,039,249
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
695,964
705,000 5.000
07/01/2027
737,403
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR) – (continued)
$ 740,000 5.000%
07/01/2028
$ 783,459
The City of New York GO Bonds Tax-Exempt Bonds Series 1
(Aa2/AA)
1,000,000 5.000
08/01/2028
1,114,836
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
2,655,000 5.000
08/01/2025
2,751,835
1,000,000 5.000
08/01/2026
1,061,483
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000 5.000
12/01/2025
1,804,320
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Bonds Series 2021C (NR/AA+)
40,900,000 5.000
(a)(b)
05/15/2051
42,651,583
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
26,915,000 5.000
11/15/2027
29,306,096
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
275,000 5.000
01/01/2027
280,122
577,467,411
North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority Atrium Health Variable
Rate Health Care RB Series 2021C (Aa3/AA)
5,300,000 5.000
(a)(b)
01/15/2050
5,846,073
Charlotte-Mecklenburg Hospital Authority RB Series 2018E
(Aa3/AA)
6,500,000 0.800
(a)(b)
01/15/2048
6,210,102
City of Charlotte Water & Sewer System Refunding RB Series
2015 (Aaa/AAA)
10,000,000 5.000
07/01/2027
10,336,333
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019A
(Baa2/BBB)
425,000 2.000
(a)(b)
11/01/2033
417,659
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019B
(Baa2/BBB)
450,000 2.000
(a)(b)
11/01/2033
442,227
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2019 C (Baa2/BBB)
2,150,000 2.100
(a)(b)
03/01/2027
2,114,416
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB)
4,550,000 1.375
(a)(b)
05/01/2034
4,363,849
County of Wake GO Public Improvement Bonds Series 2022A
(Aaa/AAA)
2,555,000 5.000
02/01/2025
2,616,385
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
794,585
North Carolina Capital Facilities Finance Agency RB for Duke
University Project Series 2015B (Aa1/NR)
30,000,000 5.000
(c)
10/01/2025
31,140,108

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
State of North Carolina Limited Obligation Bonds Series 2020B
(Aa1/AA+)
$ 13,610,000 5.000%
05/01/2026
$ 14,363,398
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2018G & Series 2018H
(Aa3/AA/A-1)
10,000,000 4.050
(a)(b)
01/15/2048
10,000,000
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000 5.000
(a)(b)
01/15/2049
1,155,958
89,801,093
North Dakota - 0.4%
Cass County Joint Water Resource District GO Bonds Series 2021
A (Aa3/NR)
10,000,000 0.480
05/01/2024
9,824,966
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
2,000,000 5.000
12/01/2028
2,091,692
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
125,000 5.000
12/01/2024
125,810
165,000 5.000
12/01/2025
167,427
225,000 5.000
12/01/2026
230,730
City of Horace Temporary Refunding Improvement Bonds Series
2022A (Baa3/NR)
690,000 3.250
08/01/2024
690,135
City of Horace Temporary Refunding Improvement Bonds Series
2022B (Baa3/NR)
5,375,000 4.000
01/01/2025
5,375,634
18,506,394
Ohio - 1.6%
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020 USA
(WR/NR)
125,000 5.000
11/15/2025
128,544
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020
(WR/NR)
175,000 5.000
11/15/2026
182,922
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,500,000 5.000
02/15/2026
2,605,359
2,750,000 5.000
02/15/2027
2,931,979
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-1 Class 1
(NR/A)
7,500,000 1.809
06/01/2025
7,161,986
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000 5.000
01/01/2026
2,057,973
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,015,540
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
500,000 5.000
02/15/2025
507,124
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aaa/NR)
$ 5,000,000 5.000%
(a)(b)
07/01/2045
$ 5,206,118
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB)
3,750,000 4.250
(a)(b)
11/01/2039
3,823,221
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB)
6,500,000 4.000
(a)(b)
09/01/2030
6,604,465
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB)
15,250,000 4.250
(a)(b)
11/01/2040
15,377,092
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
1,075,000 2.875
02/01/2026
1,036,810
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,695,000 2.875
02/01/2026
2,599,259
Ohio Air Quality Development Authority RB Refunding
for American Electric Power Co., Inc. Series 2005 A
(AMT) (NR/BBB+)
3,750,000 2.100
(a)(b)
01/01/2029
3,660,423
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014D (NR/BBB+)
5,000,000 1.900
(a)(b)
05/01/2026
4,875,144
Ohio Housing Finance Agency Multifamily Housing RB
for Cherry Blossom Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
1,700,000 5.000
(a)(b)
08/01/2026
1,734,733
Ohio State RB Refunding for Premier Health Partners Obligated
Group Series 2020 (Baa1/NR)
140,000 5.000
11/15/2024
141,568
280,000 5.000
11/15/2025
286,917
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,210,212
Ohio Water Development Authority Fresh Water Development RB
Series 2016B (Aaa/AAA)
1,000,000 5.000
06/01/2026
1,058,607
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 4.100
(b)(d)
12/01/2042
4,308,644
Willoughby Eastlake City School District GO UT School
Improvement Bonds Series 2016 (A2/NR)
2,500,000 5.000
(c)
12/01/2025
2,607,821
79,122,461
Oklahoma - 0.9%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000 1.000
11/01/2026
8,606,508
Independent School District Combined Purpose GO Bonds Series
2021B (NR/AA)
10,000,000 1.000
09/01/2025
9,538,076

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Independent School District GO Combined Purposed Bonds Series
2021 (NR/AA+)
$ 8,840,000 1.250%
06/01/2026
$ 8,265,620
Independent School District No. 6 GO Combined Purpose Bonds
Series 2023 (NR/AA-)
9,925,000 5.000
09/01/2025
10,228,029
Oklahoma County Independent School District Combined Purpose
GO Bonds Series 2020A (NR/AA)
10,000,000 1.250
07/01/2024
9,850,903
Oklahoma Development Finance Authority Health System RB
Series 2018B (Ba3/BB-)
500,000 5.000
08/15/2024
499,906
Oklahoma Housing Finance Agency Collateralized
RB Pioneer Plaza Apartments, Series 2023A
575,000 4.000
(a)(b)
06/01/2028
577,397
47,566,439
Oregon - 0.4%
Corvallis School District No. 509J GO Convertible Deferred
Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000 5.000
06/15/2026
2,949,771
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
200,000 5.000
03/01/2024
200,368
200,000 5.000
03/01/2025
202,226
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB+)
400,000 5.000
10/01/2024
404,461
125,000 5.000
10/01/2026
129,655
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,594,032
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,294,602
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000 1.000
08/01/2026
1,254,156
State of Oregon GO Bonds for Oregon Department of Veterans
Affairs 2020 Series J (Aa1/AA+/A-1)
3,205,000 3.850
(a)(b)
06/01/2039
3,205,000
18,234,271
Pennsylvania - 3.1%
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA)
(SOFR + 0.29%)
5,330,000 4.063
(b)(d)
02/01/2033
5,268,563
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
480,000 5.000
05/01/2026
494,696
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
600,000 5.000
05/01/2028
634,284
City of Philadelphia Airport Revenue Refunding Bonds Series
2017B (AMT) (A2/A+)
1,150,000 5.000
07/01/2025
1,175,748
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A2/NR)
2,800,000 5.000
07/01/2027
2,956,009
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
$ 3,925,000 5.000%
08/15/2025
$ 4,071,444
County of Beaver GO Bonds Series 2017 (BAM) (NR/AA)
1,000,000 5.000
04/15/2025
1,027,880
County of Westmoreland GO Bonds Tax Exempt 2013 Series A
(A2/NR)
55,000 5.000
12/01/2024
55,081
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,048,414
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A)
1,050,000 5.000
01/01/2026
1,097,776
1,000,000 5.000
01/01/2027
1,070,551
Delaware Valley Regional Finance Authority Local Government RB
2022 Series B (A1/A+)
(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000 4.270
(b)(d)
03/01/2057
17,461,709
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000 4.101
(b)(d)
03/01/2057
13,144,292
Geisinger Authority Health System Long Term Rate RB Series
2020B (A2/AA-)
16,590,000 5.000
(a)(b)
04/01/2043
17,319,003
General Authority of Southcentral Pennsylvania RB Series 2019B
(Aa3/NR)
(SIFMA Municipal Swap Index Yield + 0.60%)
15,000,000 4.470
(b)(d)
06/01/2049
14,976,133
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB+)
735,000 4.000
11/01/2024
737,187
525,000 4.000
11/01/2025
526,952
570,000 4.000
11/01/2026
574,422
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
19,615,000 2.625
02/15/2027
19,282,736
Monroeville Finance Authority UPMC RB Series 2022B (A2/A)
400,000 5.000
02/15/2024
400,817
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa2/BBB+)
3,295,000 4.100
06/01/2029
3,373,632
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa2/BBB+)
5,335,000 4.450
(a)(b)
10/01/2034
5,415,175
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,596,372
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,105,822
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2)
14,680,000 0.950
(a)(b)
12/01/2033
13,404,160

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2019A (NR/A-/A-2)
$ 3,000,000 1.750%
(a)(b)
08/01/2038
$ 2,958,438
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,440,000 1.100
(a)(b)
06/01/2031
6,839,735
Pennsylvania Economic Financing Development Authority Sewage
Sludge Disposal Revenue Refunding Bonds Series 2020
(Baa2/NR)
430,000 3.000
01/01/2024
430,000
505,000 3.000
01/01/2025
500,138
615,000 4.000
01/01/2026
615,784
Pennsylvania Housing Finance Agency Special Limited Obligation
Multifamily Housing Development Bonds for Cambridge
Square Series 2023B (HUD SECT 8) (Aaa/NR)
1,000,000 5.000
(a)(b)
11/01/2026
1,025,660
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
155,000 5.000
12/01/2025
161,685
135,000 5.000
12/01/2026
144,211
185,000 5.000
12/01/2027
202,374
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
495,000 5.000
06/01/2024
499,141
570,000 5.000
06/01/2025
587,650
750,000 5.000
06/01/2026
791,429
500,000 5.000
06/01/2027
539,846
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (A1/AA)
2,525,000 5.000
06/01/2031
2,654,558
The Berks County Municipal Authority RB Refunding for Tower
Health Obligated Group Series 2020 A (NR/CCC+)
450,000 5.000
02/01/2024
438,980
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa2/NR)
450,000 4.000
07/01/2024
450,144
575,000 4.000
07/01/2025
574,092
625,000 4.000
07/01/2026
630,685
158,263,408
Puerto Rico - 4.7%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,800,579 0.000
(a)(h)(i)
11/01/2043
1,526,315
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
73,661 0.000
(f)
07/01/2024
72,215
505,630 5.375
07/01/2025
516,797
501,051 5.625
07/01/2027
529,870
492,922 5.625
07/01/2029
534,610
478,771 5.750
07/01/2031
532,564
584,255 0.000
(f)
07/01/2033
364,235
454,000 4.000
07/01/2033
444,513
408,086 4.000
07/01/2035
394,555
350,245 4.000
07/01/2037
334,382
476,200 4.000
07/01/2041
436,740
495,242 4.000
07/01/2046
441,098
Puerto Rico Electric Power Authority Power RB Series RR
(NATL) (Baa2/NR)
220,000 5.000
07/01/2024
220,030
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series SS
(NATL) (Baa2/NR)
$ 525,000 5.000%
07/01/2025
$ 525,157
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds PP (NATL) (Baa2/NR)
215,000 5.000
07/01/2024
215,026
700,000 5.000
07/01/2025
700,085
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds VV (NATL) (Baa2/NR)
190,000 5.250
07/01/2024
189,743
1,015,000 5.250
07/01/2025
1,006,911
145,000 5.250
07/01/2035
142,364
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
55,400,000 4.310
(d)
07/01/2029
51,475,857
Puerto Rico Electric Power Authority RB Refunding Series 2007
VV (NATL) (Baa2/NR)
150,000 5.250
07/01/2032
148,346
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000 6.000
08/01/2026
2,201,454
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
9,429,000 0.000
(f)
07/01/2024
9,243,732
34,368,000 0.000
(f)
07/01/2027
29,913,811
4,613,000 0.000
(f)
07/01/2029
3,688,963
15,837,000 0.000
(f)
07/01/2031
11,590,704
19,838,000 0.000
(f)
07/01/2033
13,213,376
4,705,000 0.000
(f)
07/01/2046
1,475,129
3,833,000 0.000
(f)
07/01/2051
895,059
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,050,000 4.329
07/01/2040
2,035,064
56,000 4.536
07/01/2053
53,540
747,000 4.784
07/01/2058
736,310
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
96,554,000 4.500
07/01/2034
96,769,402
1,345,000 4.750
07/01/2053
1,331,081
3,400,000 5.000
07/01/2058
3,411,864
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(h)
03/15/2049
38,357
237,349,259
Rhode Island - 0.1%
Rhode Island Health and Educational Building Corp. Revenue
Refunding Bonds for Providence Public Schools Series 2015 A
(AGM ST APPROP) (Aa3/AA)
4,150,000 5.000
05/15/2025
4,253,756
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,346,447
6,600,203
South Carolina - 0.1%
City of Charleston Waterworks & Sewer System Refunding RB
Series 2021 (Aaa/AAA)
2,310,000 4.000
01/01/2029
2,492,158

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aaa/NR)
$ 900,000 5.000%
(a)(b)
07/01/2027
$ 933,170
3,425,328
Tennessee - 0.5%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa2/AA+)
2,245,000 4.000
10/01/2035
2,285,104
County of Knox Health, Educational & Housing Board
Collateralized Multifamily Housing Bonds for Westview
Towers Project Series 2022 (HUD SECT 8) (NR/AA+)
3,500,000 3.950
(a)(b)
12/01/2027
3,512,771
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,130,180
Tennergy Corporation Gas Supply RB, Series 2019A (Aa1/NR)
2,000,000 5.000
(a)(b)
02/01/2050
2,017,390
Tennessee State School Bond Authority Higher Education
Facilities Second Program Bonds 2015 Series B
(ST INTERCEPT) (Aa1/AA+)
10,000,000 5.000
(c)
11/01/2025
10,418,949
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR)
1,135,000 3.850
(a)(b)
02/01/2048
1,144,270
The Industrial Development Board of Williamson County
Multifamily Housing RB for Wood Duck Court Apartments
Series 2023 (HUD SECT 8) (Aaa/NR)
4,125,000 5.000
(a)(b)
05/01/2042
4,312,445
24,821,109
Texas - 11.2%
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000 5.000
10/01/2037
1,441,234
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
165,000 3.750
02/01/2035
165,078
City of Austin RB Refunding for Airport System Series 2019
(AMT) (A1/A+)
2,000,000 5.000
11/15/2024
2,021,037
1,150,000 5.000
11/15/2025
1,179,666
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2025
1,040,691
1,000,000 5.000
11/15/2026
1,070,158
1,500,000 5.000
11/15/2027
1,643,210
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
305,000 4.000
09/01/2025
309,216
320,000 4.000
09/01/2026
327,900
335,000 4.000
09/01/2027
346,340
350,000 4.000
09/01/2028
363,478
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/A+)
2,000,000 5.000
11/01/2025
2,079,422
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B
(A1/A+) – (continued)
$ 1,600,000 5.000%
11/01/2026
$ 1,708,182
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2020A (NON-AMT) (A1/A+)
1,625,000 5.000
11/01/2024
1,652,020
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Highpoint at Wynnewood Series 2022 (Aaa/NR)
2,900,000 3.500
(a)(b)
02/01/2044
2,879,446
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
845,000 5.000
(a)(b)
09/01/2026
867,486
City of Dallas Housing Finance Corp. Multifamily Housing
RB for Rosemont At Ash Creek Apartments Series 2023
(FHA 221(D4)) FHA (Aaa/NR)
1,130,000 5.000
(a)(b)
07/01/2026
1,162,748
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,045,000 5.000
(a)(b)
07/01/2042
1,095,600
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
2,510,000 5.000
10/01/2026
2,591,067
City of Denton Independent School District Variable Rate UT
Building Bonds Series 2014-B (CASH) (PSF-GTD) (NR/NR)
1,220,000 2.000
(a)(b)(c)
08/01/2024
1,213,134
City of El Paso Water & Sewer RB Refunding Series 2015
(NR/AA+)
3,030,000 5.000
03/01/2025
3,039,645
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
140,000 4.000
08/15/2024
140,281
150,000 4.000
08/15/2025
151,598
155,000 4.000
08/15/2026
158,227
160,000 4.000
08/15/2027
164,837
City of Houston Combined Utility System First Lien Revenue
Refunding Bonds Series 2014C (Aa2/AA)
6,550,000 5.000
05/15/2027
6,590,218
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
237,000 4.125
(e)
09/01/2028
237,203
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
310,000 3.000
09/15/2024
309,516
320,000 3.000
09/15/2025
320,205
City of Mclendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
285,000 4.000
09/15/2025
289,113
295,000 4.000
09/15/2026
302,055
305,000 4.000
09/15/2027
314,923
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
235,000 4.000
(e)
09/01/2030
235,604

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
$ 86,000 2.500%
(e)
09/01/2026
$ 80,452
City of Princeton, Collin County Special Assessment RB, Series
2020 Arcadia Farms Public Improvement District Phases 3 and
4 Project (NR/NR)
77,000 2.875
(e)
09/01/2025
74,823
City of Princeton, Collin County Special Assessment RB, Series
2020 Winchester Public Improvement District Phase 1 and 2
Project (NR/NR)
95,000 2.750
(e)
09/01/2025
92,094
City of Round Rock Utility System Revenue Refunding Bonds
Series 2017 (NR/AAA)
1,000,000 5.000
08/01/2024
1,011,819
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
90,000 3.750
(e)
09/15/2024
89,631
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
150,000 5.000
(e)
09/15/2028
151,795
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015A (Aa3/A+)
27,875,000 1.750
(a)(b)
02/01/2033
27,345,049
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015C (Aa3/A+)
36,630,000 1.750
(a)(b)
12/01/2045
35,997,711
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000 1.750
(a)(b)
02/01/2049
10,355,196
City of San Antonio Electric and Gas Systems Fixed and Variable
Rate Junior Lien Revenue Refunding Bonds Series 2022
(Aa3/A+)
12,000,000 2.000
(a)(b)
02/01/2049
11,277,659
City of San Antonio General Improvement Bonds Series 2023
(Aaa/AAA)
5,000,000 5.000
02/01/2026
5,244,381
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa2/AA+)
20,000,000 1.000
(a)(b)
05/01/2043
18,206,640
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
1,970,000 5.000
02/01/2025
2,015,003
1,600,000 5.000
02/01/2026
1,675,882
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2026
2,099,426
2,035,000 5.000
02/15/2027
2,191,131
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
2,550,000 5.000
(c)
08/01/2025
2,632,599
Cypress Fairbanks Independent School District UT Refunding
Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
8,645,000 4.000
02/15/2034
8,687,634
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(e)
04/01/2032
3,251,034
Denton County Permanent Improvement Refunding Bonds Series
2016 (Aaa/AAA)
2,000,000 4.000
07/15/2033
2,018,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Denton Independent School District Variable Rate UT Bonds Series
2014-B (PSF-GTD) (NR/NR)
$ 705,000 2.000%
(a)(b)(c)
08/01/2024
$ 701,033
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
450,000 5.000
09/15/2024
452,681
130,000 5.000
09/15/2025
131,981
620,000 5.000
09/15/2026
637,621
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa2/NR)
1,750,000 5.000
(a)(b)
02/01/2040
1,814,220
Fort Bend Independent School District GO Bonds Series 2020 B
(PSF-GTD) (NR/AAA)
6,000,000 0.875
(a)(b)
08/01/2050
5,737,750
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(a)(b)
02/15/2035
3,769,027
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB+)
475,000 5.000
03/01/2025
480,880
675,000 5.000
03/01/2026
692,556
990,000 5.000
03/01/2027
1,029,060
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
4,130,000 4.000
(c)
08/15/2025
4,205,492
Harris County Cultural Education Facilities Finance Corp. Hospital
Revenue Refunding Bonds for Memorial Hermann Health
System Series 2020C (Aa3/A+)
6,000,000 5.000
(a)(b)
06/01/2032
6,088,325
Harris County Cultural Education Facilities Finance Corp. RB for
Memorial Hermann Health System Obligated Group Series
2019 B-2 (Aa3/A+)
8,470,000 5.000
(a)(b)
07/01/2049
8,594,685
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Memorial Hermann Health System Series 2013
B (Aa3/A+)
(SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000 4.920
(d)
06/01/2024
5,692,593
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Obligated Group Series
2019 B (A1/AA-)
8,940,000 0.900
(a)(b)
05/15/2050
8,578,950
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,745,210
Hidalgo County Drainage District No. 1 UT Improvement Bonds
Series 2023 (Aa2/AA-)
3,000,000 5.000
09/01/2025
3,098,990
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(f)
12/01/2026
5,296,500
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(a)(b)
02/15/2048
2,570,532
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000 5.000
08/15/2026
540,973

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Klein Independent School District UT Refunding Bonds Series
2016A (PSF-GTD) (Aaa/AAA)
$ 2,805,000 4.000%
08/01/2034
$ 2,831,400
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
350,000 5.000
08/01/2025
362,160
360,000 5.000
08/01/2026
379,826
735,000 5.000
08/01/2027
791,433
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2027
1,088,842
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,763,875
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A)
500,000 5.000
05/15/2024
503,584
250,000 5.000
05/15/2025
257,233
1,000,000 5.000
05/15/2026
1,054,065
680,000 5.000
05/15/2027
733,660
Mansfield Independent School District Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
3,145,000 5.000
(c)
02/15/2025
3,217,627
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/A-)
1,875,000 4.250
05/01/2030
1,877,230
Mission Economic Development Corporation Solid Waste
Disposal RB Waste Management, Inc. Project Series 2023A
(NR/A-/A-2)
3,700,000 4.250
(a)(b)
06/01/2048
3,697,248
North East Independent School District Variable Rate UT
Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
15,090,000 3.600
(a)(b)
08/01/2052
15,119,017
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2015B (Aa3/AA-)
3,065,000 5.000
01/01/2029
3,129,493
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000 5.000
01/01/2026
6,797,048
Northside Independent School District Variable Rate UT School
Building Bonds Series 2020 (PSF-GTD) (Aaa/NR)
32,150,000 0.700
(a)(b)
06/01/2050
31,111,478
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
4,000,000 3.000
(a)(b)
08/01/2053
3,979,244
Northwest Independent School District UT School Building Bonds
Series 2022A (PSF-GTD) (Aaa/NR)
1,705,000 5.000
02/15/2024
1,708,926
Pasadena Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2026
209,689
225,000 5.000
02/15/2027
241,842
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
3,845,000 1.500
(a)(b)
02/15/2044
3,803,924
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
$ 1,515,000 4.000%
(a)(b)
02/15/2050
$ 1,542,719
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
5,995,000 5.000
(c)
02/15/2025
6,130,113
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
950,000 5.000
10/01/2025
986,928
700,000 5.000
10/01/2026
745,891
Princeton Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
8,200,000 5.000
(c)
02/15/2025
8,389,361
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(a)(b)
02/15/2050
1,914,032
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
3,905,000 5.000
02/01/2025
3,996,303
1,230,000 5.000
02/01/2026
1,289,608
1,000,000 5.000
02/01/2027
1,075,390
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,530,194
Tarrant County Cultural Education Facilities Finance Corp.
Hospital RB for Baylor Scott & White Health Project Series
2022E (Aa3/AA-)
4,045,000 5.000
(a)(b)
11/15/2052
4,201,964
Texas Department of Housing and Community Affairs Multifamily
Housing Revenue Notes for Aspen Park Series 2023 (Aaa/NR)
3,335,000 5.000
(a)(b)
03/01/2041
3,391,772
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
5,360,000 4.483
(d)
12/15/2026
5,322,226
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A-)
(SIFMA Municipal Swap Index Yield + 0.55%)
6,370,000 4.420
(d)
09/15/2027
6,285,328
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A2/BBB+)
450,000 5.000
12/15/2024
454,374
335,000 5.000
12/15/2025
342,094
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A-)
(3M USD LIBOR + 0.86%)
92,610,000 4.417
(d)
09/15/2027
91,190,668
Texas Public Finance Authority RB Refunding for Southern
University Series 2021 (NR/NR)
350,000 5.000
05/01/2024
351,370
490,000 5.000
05/01/2025
497,123
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
665,000 5.000
05/01/2024
668,498
480,000 5.000
05/01/2025
490,732
500,000 5.000
05/01/2026
520,418
620,000 5.000
05/01/2027
657,717
640,000 5.000
05/01/2028
689,611

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas State Affordable Housing Corp. Multifamily Housing
RB for Eden Court Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
$ 1,360,000 5.000%
(a)(b)
04/01/2043
$ 1,406,148
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aaa/NR)
2,200,000 3.625
(a)(b)
01/01/2045
2,211,589
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,100,000 5.000
08/01/2024
1,111,483
1,450,000 5.000
08/01/2025
1,495,834
1,750,000 5.000
08/01/2026
1,847,270
1,300,000 5.000
08/01/2027
1,404,424
Texas Transportation Commission Central Texas Turnpike System
RB 2nd Tier Revenue Refunding Bonds Series 2015-C
(Baa1/A-)
2,850,000 5.000
08/15/2042
2,853,198
Texas Transportation Commission GO Mobility Fund Refunding
Bonds, Series 2014 (Aaa/AAA)
12,945,000 4.000
(c)
04/01/2024
12,976,467
Texas Transportation Commission State Highway Fund First Tier
RB Series 2016-B (Aaa/AAA)
46,000,000 0.560
04/01/2026
42,917,425
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
500,000 5.000
04/15/2024
502,945
1,090,000 5.000
10/15/2024
1,108,450
1,300,000 5.000
04/15/2025
1,337,408
1,625,000 5.000
10/15/2025
1,692,370
1,265,000 5.000
04/15/2026
1,333,800
1,850,000 5.000
10/15/2026
1,976,397
1,200,000 5.000
04/15/2027
1,296,510
1,450,000 5.000
10/15/2027
1,585,755
Tomball Independent School District Variable Rate UT School
Building Bonds Series 2014B (PSF-GTD) (Aaa/AAA)
4,700,000 0.260
(a)(b)
02/15/2039
4,608,664
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
162,000 2.375
(e)
09/01/2026
150,459
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
301,000 4.375
(e)
09/01/2027
301,045
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000 4.000
02/15/2033
10,189,836
University of Texas System Revenue Financing System RB
Refunding Series 2017 C (Aaa/AAA)
2,815,000 5.000
08/15/2026
2,998,470
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa3/AA)
225,000 5.500
08/15/2024
227,695
185,000 5.500
08/15/2025
191,243
195,000 5.500
08/15/2026
205,494
210,000 5.500
08/15/2027
224,741
220,000 5.500
08/15/2028
239,895
230,000 5.500
08/15/2029
254,847
245,000 5.500
08/15/2030
275,544
255,000 5.500
08/15/2031
290,390
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa3/AA) – (continued)
$ 270,000 5.000%
08/15/2032
$ 297,884
285,000 5.000
08/15/2033
313,791
300,000 5.000
08/15/2034
329,329
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
262,673
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
85,000 5.000
08/15/2024
85,503
85,000 5.000
08/15/2025
86,547
90,000 5.000
08/15/2026
92,631
90,000 5.000
08/15/2027
93,803
95,000 5.000
08/15/2028
99,751
100,000 5.000
08/15/2029
105,745
110,000 5.000
08/15/2030
116,921
115,000 5.000
08/15/2031
122,140
120,000 5.000
08/15/2032
127,152
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
260,000 2.000
08/15/2024
255,217
270,000 2.000
08/15/2026
256,536
567,953,239
Utah - 0.2%
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2029
1,077,346
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000 5.000
07/01/2027
2,651,166
7,420,000 5.000
07/01/2028
7,989,829
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
250,000 5.000
06/01/2025
256,621
250,000 5.000
06/01/2026
261,956
300,000 5.000
06/01/2027
320,865
12,557,783
Virginia - 1.7%
Chesapeake Redevelopment and Housing Authority Multifamily
Housing RB Hunters Point Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
3,450,000 5.000
(a)(b)
05/01/2043
3,560,304
City of Bristol GO Bond Anticipation Notes Series 2023
(ST AID WITHHLDG) (A2/A+)
3,750,000 5.000
09/01/2027
3,870,349
Commonwealth of Virginia Commonwealth Transportation Board
Capital Projects RB Series 2016 (Aa1/AA+)
11,855,000 4.000
05/15/2032
12,161,039
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
525,395
500,000 5.000
07/01/2027
535,708
500,000 5.000
07/01/2028
546,729

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of The County of Spotsylvania
Public Facilities Refunding RB Series 2021 (NR/AA+)
$ 2,960,000 5.000%
06/01/2026
$ 3,129,912
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
2,500,000 4.000
10/01/2025
2,559,180
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aaa/NR)
5,400,000 5.000
(a)(b)
01/01/2045
5,711,745
Halifax County IDA Recovery Zone Facility RB Series 2010A
(NON-AMT) (A2/BBB+)
5,000,000 1.650
(a)(b)
12/01/2041
4,931,033
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (WR/NR)
14,325,000 5.000
07/01/2026
15,073,773
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(a)(b)
07/01/2053
4,696,728
Louisa Industrial Development Authority RB Virginia Electric and
Power Co. Series 2008 B (A2/BBB+)
2,500,000 0.750
(a)(b)
11/01/2035
2,327,208
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
125,000 5.000
(a)(b)
05/01/2043
129,025
Virginia Housing Development Authority Rental Housing Bonds
2018 Series E-NON-AMT (Aa1/AA+)
10,506,203 0.670
03/01/2025
10,059,881
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (WR/NR)
2,000,000 5.000
(c)
07/01/2025
2,050,656
Virginia Small Business Financing Authority RB Refunding
National Senior Campuses, Inc. Obligated Group Series 2020
A (NR/NR)
895,000 5.000
01/01/2025
903,665
Wise County IDA Solid Waste & Sewage Disposal RB Series
2009A (A2/BBB+)
12,500,000 0.750
(a)(b)
10/01/2040
11,636,039
Wise County IDA Solid Waste & Sewage Disposal RB Series
2010A (NON-AMT) (A2/BBB+)
3,000,000 1.200
(a)(b)
11/01/2040
2,953,207
87,361,576
Washington - 2.9%
City of Seattle Limited Tax GO Improvement & Refunding Bonds
Series 2015 A (Aaa/AAA)
5,000,000 5.000
06/01/2026
5,151,313
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000 4.120
(b)(d)
05/01/2045
9,727,397
Clark County Evergreen School District UT GO Bonds Series 2022
(SCH BD GTY) (Aaa/NR)
1,615,000 5.000
12/01/2024
1,645,783
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
765,000 4.000
12/01/2024
773,236
960,000 5.000
12/01/2025
1,001,403
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+) – (continued)
$ 1,975,000 5.000%
12/01/2026
$ 2,110,326
1,500,000 4.000
12/01/2027
1,588,732
King County Housing Authority RB Refunding Series 2020
(NR/AA)
225,000 3.000
06/01/2024
224,300
280,000 3.000
06/01/2025
276,034
King County Junior Lien Sewer RB Refunding Series 2020 A
(Aa2/AA)
10,000,000 0.625
(a)(b)
01/01/2032
10,000,000
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 4.100
(b)(d)
01/01/2040
11,007,420
King County Renton School District UT GO Bonds Series 2023
(SCH BD GTY) (Aaa/NR)
1,000,000 5.000
12/01/2025
1,043,128
King County Sewer Improvement Refunding RB 2016 Series B
(Aa1/AA+)
12,500,000 4.000
07/01/2033
12,806,816
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (A1/AA-)
7,770,000 5.000
08/01/2027
8,243,902
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000 5.000
05/01/2029
4,205,336
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000 5.000
05/01/2027
4,542,038
Public Utility District No.2 of Grant County Electric System
Revenue Refunding Bonds Series 2023-U (NR/AA+)
10,000,000 4.000
01/01/2026
10,224,150
State of Washington GO Bonds Various Purpose Series 2017D
(Aaa/AA+)
7,835,000 5.000
02/01/2025
8,022,397
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds
Series R-2015B (Aaa/AA+)
2,710,000 5.000
07/01/2025
2,741,074
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
5,885,000 5.000
08/01/2027
6,420,831
State of Washington Various Purpose GO Refunding Bonds Series
R-2018C (Aaa/AA+)
3,280,000 5.000
08/01/2024
3,320,658
State of Washington Various Purpose GO Refunding Bonds Series
R-2022C (Aaa/AA+)
3,300,000 4.000
07/01/2026
3,421,794
University Of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aaa/AA+)
2,500,000 4.000
(a)(b)
05/01/2048
2,583,505
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (Baa1/A-)
1,300,000 5.000
08/01/2025
1,330,576
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-2 (Baa1/A-)
3,260,000 5.000
08/01/2025
3,336,674
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019B-2 (Baa1/A-)
4,020,000 5.000
(a)(b)
08/01/2049
4,086,935

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Healthcare Facilities Authority RB Series 2019B-1
(Baa1/A-)
$ 15,650,000 5.000%
(a)(b)
08/01/2049
$ 15,666,714
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aaa/NR)
3,800,000 5.000
(a)(b)
12/01/2043
3,945,597
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
350,000 5.000
07/01/2024
351,304
350,000 5.000
07/01/2025
354,723
285,000 5.000
07/01/2026
292,451
350,000 5.000
07/01/2027
363,390
555,000 5.000
07/01/2028
582,746
Washington State Housing Finance Commission Nonprofit
Housing Tax Exempt Mandatory Paydown Securities RB for
Emerald Heights Project Series 2023B-1 (NR/NR)
855,000 4.750
07/01/2027
854,991
Washington State Housing Finance Commission Nonprofit
Housing Tax Exempt Mandatory Paydown Securities RB for
Emerald Heights Project Series 2023B-2 (NR/NR)
4,500,000 4.000
07/01/2026
4,500,042
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
365,000 5.000
(e)
07/01/2028
387,370
740,000 5.125
(e)
07/01/2033
816,966
147,952,052
West Virginia - 0.5%
West Virginia Economic Development Authority Solid Waste
Disposal Facilities RB Series 2010A (Baa1/A-)
4,645,000 0.625
(a)(b)
12/01/2038
4,261,246
West Virginia Economic Development Authority Solid Waste
Disposal Facilities RB Series 2011A (Baa1/A-)
5,650,000 1.000
(a)(b)
01/01/2041
5,290,736
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds for Wheeling
Power Company Project Series 2013A (NR/A-)
10,850,000 3.000
(a)(b)
06/01/2037
10,661,211
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky Power
Company - Mitchell Project, Series 2014A (Baa3/BBB)
2,675,000 4.700
(a)(b)
04/01/2036
2,683,550
22,896,743
Wisconsin - 1.2%
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000 2.000
04/01/2026
3,173,791
Oak Creek-Franklin Joint School District GO School Building
Bonds Series 2015A (Aa2/AA)
5,745,000 3.750
(c)
04/01/2025
5,809,108
Public Finance Authority Pollution Control Revenue Refunding
Bonds for Duke Energy Progress Project Series 2022A
(NON-AMT) (Aa3/A)
5,145,000 3.300
(a)(b)
10/01/2046
5,148,642
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,925,000 4.000
01/01/2026
1,892,812
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR) – (continued)
$ 2,000,000 4.000%
01/01/2027
$ 1,953,682
1,720,000 4.000
01/01/2028
1,670,517
1,790,000 4.000
01/01/2029
1,724,758
Public Finance Authority Student Housing RB Series 2020A
(AGM) (A1/AA)
160,000 4.000
07/01/2024
160,480
Public Finance Authority Tax Increment Reinvestment Zone No. 11
Tax Allocation Series 2019 (Baa3/NR)
9,579,000 0.000
(f)
12/15/2027
7,829,185
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,378,420
Wisconsin Health & Educational Facilities Authority RB for
Advocate Aurora Health Credit Group Series 2018C-3
(Aa3/AA)
625,000 5.000
(a)(b)
08/15/2054
652,042
Wisconsin Health & Educational Facilities Authority RB for
Marshfield Clinic Health System, Inc. Series 2020B-1
(NR/BBB+)
10,690,000 5.000
(a)(b)
02/15/2052
10,743,485
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.65%)
4,000,000 4.520
(b)(d)
08/15/2054
3,997,604
Wisconsin Health & Educational Facilities Authority RB Series
2020 for Hmong American Peace Academy (NR/BBB)
120,000 4.000
03/15/2024
119,851
125,000 4.000
03/15/2025
124,405
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000 4.050
(b)(d)
08/15/2054
3,260,162
Wisconsin Housing & Economic Development
Authority Home Ownership RB 2021 Series D
(GNMA/FHLMC/FNMA COLL) (Aa2/AA+)
(SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000 4.020
(b)(d)
03/01/2042
6,729,169
60,368,113
TOTAL MUNICIPAL BONDS
(Cost $5,038,932,865)
5,039,671,950
TOTAL INVESTMENTS - 99.4%
(Cost $5,038,932,865)
$ 5,039,671,950
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.6%
29,862,513
NET ASSETS - 100.0%
$ 5,069,534,463
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2023. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2023.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
(c) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.
(e) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) When-issued security.
(h) Zero coupon bond until next reset date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
UPMC - University of Pittsburgh Medical Center
Investment Abbreviations: (continued)
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

Goldman Sachs Municipal Funds
Schedule of Investments
December 31, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designees). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions
(“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2023:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ 11,670,000 $ —
Corporate Bond — 9,622,415 31,584,099
Municipal Bond — 8,421,358,763 —
U.S. Treasury Obligations 43,543,887 — —
Total
$ 43,543,887 $ 8,442,651,178 $ 31,584,099
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ 37,995,000 $ —
Corporate Bond — 27,217,587 59,834,196
Municipal Bond — 8,974,345,375 —
U.S. Treasury Obligations 46,903,399 — —
Total
$ 46,903,399 $ 9,039,557,962 $ 59,834,196
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which included the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 92,344 $ 1,405,955
Municipal Bond — 161,277,357 —
U.S. Treasury Obligations 835,195 — —
Total
$ 835,195 $ 161,369,701 $ 1,405,955
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 5,039,671,950 $ —
Total
$ — $ 5,039,671,950 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2023 (Unaudited)
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)